UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $149,818,118 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 35.3%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.5%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	$806,286
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,933,348
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,018,495

Total Bangladesh			$3,758,129

Bosnia and Herzegovina — 1.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$781,174
Republic of Srpska, 1.50%, 10/30/23	BAM	1,393	673,772
Republic of Srpska, 1.50%, 5/31/25	BAM	414	194,088
Republic of Srpska, 1.50%, 12/24/25	BAM	921	426,890
Republic of Srpska, 1.50%, 9/25/26	BAM	469	211,976

Total Bosnia and Herzegovina			$2,287,900

Brazil — 4.9%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	3,121	$940,641
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	2,917,897
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	12,035	3,406,539

Total Brazil			$7,265,077

Czech Republic — 4.0%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	145,580	$6,039,425

Total Czech Republic			$6,039,425

Dominican Republic — 5.8%
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	39,700	$879,648
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	11,400	257,498
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	247,100	5,784,385
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	74,600	1,675,585

Total Dominican Republic			$8,597,116

Georgia — 0.7%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$221,535
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	211,746
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,565
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	216,540
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	359,576

Total Georgia			$1,015,962

Iceland — 6.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,670,424
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	621,458
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,074,281

Total Iceland			$10,366,163

Lebanon — 0.3%
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	621,360	$412,330

Total Lebanon			$412,330

1

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.3%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	14,110	$3,482,156

Total Malaysia			$3,482,156

Serbia — 4.1%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,079,432
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	438,740	4,152,494
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	929,070

Total Serbia			$6,160,996

Vietnam — 2.3%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$908,685
Vietnam Government Bond, 7.20%, 1/15/17	VND	50,000,000	2,274,003
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	316,558

Total Vietnam			$3,499,246

Total Foreign Government Bonds (identified cost $55,700,077)			$52,884,500

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$166,535	$185,581
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(2)(3)		479,237	541,803

Total Collateralized Mortgage Obligations (identified cost $666,612)			$727,384

Mortgage Pass-Throughs — 2.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.93% with maturity at 2035(3)(4)		$777,777	$793,070
3.85% with maturity at 2035(4)		604,677	650,010
7.00% with maturity at 2033		377,243	443,499
7.50% with maturity at 2035		241,727	290,728
8.50% with maturity at 2032		198,824	246,783

			$2,424,090

Government National Mortgage Association:
7.00% with maturity at 2035(3)		$656,385	$779,616
9.00% with various maturities to 2024		273,539	301,345

			$1,080,961

Total Mortgage Pass-Throughs (identified cost $3,272,834)			$3,505,051

2

Currency Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Deutsche Bank AG	USD 1,979	MXN 18.33	1/11/17	$37,821
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 2,108	SEK 9.30	10/17/16	6,340

Total Currency Options Purchased (identified cost $158,846)					$44,161

Short-Term Investments — 57.9%

Foreign Government Securities — 15.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 3.3%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$4,875,214

Total Georgia			$4,875,214

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	32,685	$180,094

Total Iceland			$180,094

Kazakhstan — 2.0%
National Bank of Kazakhstan Note, 0.00%, 8/10/16	KZT	524,403	$1,481,295
National Bank of Kazakhstan Note, 0.00%, 1/20/17	KZT	571,185	1,525,175

Total Kazakhstan			$3,006,470

Mexico — 4.7%
Mexico Cetes, 0.00%, 2/2/17	MXN	135,487	$7,059,244

Total Mexico			$7,059,244

Sri Lanka — 5.1%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,440,751
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,150,244

Total Sri Lanka			$7,590,995

Total Foreign Government Securities (identified cost $23,239,219)			$22,712,017

U.S. Treasury Obligations — 37.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/4/16		$44,100	$44,099,559
U.S. Treasury Bill, 0.00%, 8/18/16		400	399,967
U.S. Treasury Bill, 0.00%, 9/22/16		11,000	10,996,447

Total U.S. Treasury Obligations (identified cost $55,492,153)			$55,495,973

3

Other — 5.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(5)	$8,571	$8,571,390

Total Other (identified cost $8,571,390)		$8,571,390

Total Short-Term Investments (identified cost $87,302,762)		$86,779,380

Total Investments — 96.1% (identified cost $147,101,131)		$143,940,476

Currency Options Written — (0.0)%(6)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Goldman Sachs International	USD 1,979	MXN 18.33	1/11/17	$(37,821)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 2,108	SEK 9.30	10/17/16	(6,340)

Total Currency Options Written (premiums received $139,353)					$(44,161)

Other Assets, Less Liabilities — 3.9%					$5,928,863

Net Assets — 100.0%					$149,825,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $14,636,541 or 9.8% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $33,463.

(6)	Amount is less than (0.05)%.

4

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	17,429,164	EUR	3,937,540	Morgan Stanley & Co. International PLC	8/4/16	$69,824	$—
KES	118,800,000	USD	1,157,331	Citibank, N.A.	8/5/16	13,659	—
INR	385,405,000	USD	5,710,854	BNP Paribas	8/9/16	42,165	—
INR	132,445,000	USD	1,962,715	Standard Chartered Bank	8/9/16	14,319	—
IDR	4,521,274,000	USD	332,853	Goldman Sachs International	8/11/16	11,940	—
MNT	2,755,000,000	USD	1,331,662	ICBC Standard Bank plc	8/11/16	—	(4,540)
RUB	374,165,000	USD	5,624,850	Citibank, N.A.	8/12/16	30,634	—
CLP	3,236,264,000	USD	4,725,853	BNP Paribas	8/16/16	210,657	—
IDR	12,918,970,000	USD	957,244	BNP Paribas	8/16/16	27,352	—
IDR	12,429,434,000	USD	920,767	Standard Chartered Bank	8/16/16	26,520	—
MXN	1,850,000	USD	99,885	Deutsche Bank AG	8/19/16	—	(1,394)
USD	965,470	MXN	18,410,714	BNP Paribas	8/19/16	—	(14,683)
PHP	190,535,000	USD	4,038,251	Bank of America, N.A.	8/22/16	7,266	—
RUB	52,572,100	USD	790,320	Citibank, N.A.	8/23/16	2,069	—
RUB	52,865,569	USD	795,246	JPMorgan Chase Bank, N.A.	8/23/16	1,566	—
USD	6,721,849	EUR	5,912,187	BNP Paribas	8/31/16	104,725	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	142,577	—
IDR	11,167,925,000	USD	819,243	BNP Paribas	9/7/16	29,480	—
IDR	8,375,735,000	USD	614,432	Deutsche Bank AG	9/7/16	22,095	—
IDR	6,144,323,000	USD	445,564	Deutsche Bank AG	9/7/16	21,383	—
IDR	2,824,340,000	USD	204,811	Deutsche Bank AG	9/7/16	9,829	—
IDR	2,820,240,000	USD	204,810	Standard Chartered Bank	9/7/16	9,518	—
SEK	9,241,000	EUR	976,293	Standard Chartered Bank	9/7/16	—	(11,240)
SEK	51,407,555	EUR	5,438,512	Standard Chartered Bank	9/7/16	—	(70,820)
USD	1,152,070	EUR	1,018,000	Deutsche Bank AG	9/7/16	12,336	—
IDR	4,556,730,501	USD	336,974	BNP Paribas	9/8/16	9,269	—
IDR	4,556,735,000	USD	337,974	Deutsche Bank AG	9/8/16	8,269	—
IDR	4,156,635,499	USD	307,216	Standard Chartered Bank	9/8/16	8,626	—
EUR	1,276,877	USD	1,441,032	Goldman Sachs International	9/14/16	—	(10,998)
NOK	45,690,000	EUR	4,848,657	Standard Chartered Bank	9/20/16	—	(15,950)
HKD	37,581,000	USD	4,848,035	Bank of America, N.A.	9/22/16	—	(1,084)
USD	4,848,223	HKD	37,581,000	Bank of America, N.A.	9/22/16	1,272	—
KES	35,800,000	USD	344,231	ICBC Standard Bank plc	9/26/16	5,661	—
USD	646,069	EUR	565,611	Goldman Sachs International	9/28/16	12,201	—
USD	10,245,630	EUR	8,970,673	Standard Chartered Bank	9/28/16	192,386	—
GBP	1,165,000	USD	1,565,730	Morgan Stanley & Co. International PLC	10/3/16	—	(22,245)
NZD	2,539,000	USD	1,800,962	Standard Chartered Bank	10/3/16	27,626	—
BRL	3,121,000	USD	848,674	Standard Chartered Bank	10/5/16	94,539	—
USD	704,356	BRL	3,121,000	Standard Chartered Bank	10/5/16	—	(238,857)
IDR	4,082,469,000	USD	308,111	Deutsche Bank AG	10/13/16	435	—
IDR	12,949,859,000	USD	978,603	Bank of America, N.A.	10/18/16	—	(647)
KES	21,236,000	USD	204,783	Citibank, N.A.	11/2/16	1,121	—
USD	3,373,178	EUR	3,032,179	Standard Chartered Bank	11/2/16	—	(30,020)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	530,322	—
BRL	10,000,000	USD	2,651,816	Standard Chartered Bank	1/5/17	288,060	—
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(740,140)
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	—	(46,611)
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(138,249)
EUR	1,188,904	RON	5,400,000	BNP Paribas	1/30/17	—	(21,389)
EUR	1,410,070	RON	6,391,000	BNP Paribas	1/30/17	—	(21,955)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	161,820	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	3,678	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	5,080	—
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	2,137	—

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	$4,739	$—
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	3,058	—
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	453	—
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	3,408	—
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	2,143	—
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	5,117	—
BRL	1,783,845	USD	506,486	Bank of America, N.A.	4/5/17	5,675	—
BRL	11,532,286	USD	2,993,067	Standard Chartered Bank	4/5/17	317,980	—
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	—	(77,305)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(615,942)
USD	573,275	BRL	2,040,000	BNP Paribas	4/5/17	—	(12,431)

						$2,504,989	$(2,096,500)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-16	$(1,319,141)	$(1,342,172)	$(23,031)
U.S. 10-Year Treasury Note	4	Short	Sep-16	(517,500)	(532,188)	(14,688)

						$(37,719)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MNT	-	Mongolian Tugrik

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

USD	-	United States Dollar

VND	-	Vietnamese Dong

6

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

Principal Amount of Contracts (000’s omitted)						Premiums Received
Currency	CNH	EUR	INR	TRY	USD	USD
Outstanding, beginning of period	—	—	205,193	7,116	—	70,710
Options written	29,365	2,108	—	—	1,979	155,068
Options terminated in closing purchase transactions	—	—	(205,193)	—	—	(55,818)
Options exercised	(29,365)	—	—	(7,116)	—	(30,607)

Outstanding, end of period	—	2,108	—	—	1,979	139,353

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

INR	-	Indian Rupee

TRY	-	New Turkish Lira

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derviative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$44,161	$—
Foreign Exchange	Currency Options Written	—	(44,161)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,504,989	(2,096,500)

Total		$2,549,150	$(2,140,661)

Interest Rate	Financial Futures Contracts*	$—	$(37,719)

Total		$—	$(37,719)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,091,936

Gross unrealized appreciation	$1,595,540
Gross unrealized depreciation	(5,747,000)

Net unrealized depreciation	$(4,151,460)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$52,884,500	$—	$52,884,500
Collateralized Mortgage Obligations	—	727,384	—	727,384
Mortgage Pass-Throughs	—	3,505,051	—	3,505,051
Currency Options Purchased	—	44,161	—	44,161
Short-Term Investments -
Foreign Government Securities	—	22,712,017	—	22,712,017
U.S. Treasury Obligations	—	55,495,973	—	55,495,973
Other	—	8,571,390	—	8,571,390
Total Investments	$—	$143,940,476	$—	$143,940,476
Forward Foreign Currency Exchange Contracts	$—	$2,504,989	$—	$2,504,989
Total	$—	$146,445,465	$—	$146,445,465

Liability Description
Currency Options Written	$—	$(44,161)	$—	$(44,161)
Forward Foreign Currency Exchange Contracts	—	(2,096,500)	—	(2,096,500)
Futures Contracts	(37,719)	—	—	(37,719)
Total	$(37,719)	$(2,140,661)	$—	$(2,178,380)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $260,065,355 and the Fund owned 80.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 74.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.8%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$284,705
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	701,649
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,551,832

Total Albania			$2,538,186

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	258	$252,089

Total Angola			$252,089

Argentina — 3.8%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	1,020	$1,063,350
Republic of Argentina, 0.75%, 2/22/17	USD	2,348	2,283,078
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	2,302,846
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,122,737
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,206,901
Republic of Argentina, 2.40%, 3/18/18	USD	2,586	2,431,216

Total Argentina			$12,410,128

Bangladesh — 0.1%
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	$406,958

Total Bangladesh			$406,958

Barbados — 1.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,207,235
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	657,145

Total Barbados			$3,864,380

Bosnia and Herzegovina — 1.1%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$110,506
Republic of Srpska, 1.50%, 10/30/23	BAM	708	342,315
Republic of Srpska, 1.50%, 12/15/23	BAM	38	18,424
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,346,663
Republic of Srpska, 1.50%, 6/9/25	BAM	480	225,117
Republic of Srpska, 1.50%, 12/24/25	BAM	581	269,316
Republic of Srpska, 1.50%, 9/25/26	BAM	361	163,402
Republic of Srpska, 1.50%, 9/26/27	BAM	109	46,944

Total Bosnia and Herzegovina			$3,522,687

Brazil — 2.1%
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	$5,368,931
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,485,888

Total Brazil			$6,854,819

Colombia — 1.1%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,137,106
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,330,550

Total Colombia			$3,467,656

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,749	$89,049

Total Costa Rica			$89,049

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 5.6%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	334	$352,364
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,115	1,175,037
Dominican Republic International Bond, 10.375%, 3/4/22(1)	DOP	7,600	166,818
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	245,300	5,435,204
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	67,762
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	5,400	126,409
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	403,300	9,908,705
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	5,600	149,005
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	19,200	431,250
Dominican Republic International Bond, 16.00%, 7/10/20(1)	DOP	7,300	189,922
Dominican Republic International Bond, 16.95%, 2/4/22(1)	DOP	3,600	100,219

Total Dominican Republic			$18,102,695

Ecuador — 3.1%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,781,415
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	523,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	5,651,497

Total Ecuador			$9,956,412

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,558,803

Total Fiji			$2,558,803

Georgia — 3.3%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	$816,137
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	57,931
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,214,347
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	43,764
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	9,030	4,205,230
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,650,363
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,272	2,650,015

Total Georgia			$10,637,787

India — 1.7%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,597,032

Total India			$5,597,032

Indonesia — 11.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,380,326
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,033,774
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	385,378
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	949,772
Indonesia Government Bond, 8.25%, 5/15/36	IDR	22,926,000	1,928,933
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,599,117
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,193,255
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,956,711
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,690,165
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,579,643
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	515,776
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,996,815
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	788,853
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,065,371

Total Indonesia			$36,063,889

Iraq — 0.8%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	3,596	$2,710,485

Total Iraq			$2,710,485

2

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.9%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,726,091
Republic of Kenya, 6.875%, 6/24/24(1)	USD	1,295	1,234,006

Total Kenya			$2,960,097

Lebanon — 0.1%
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	54,590	$36,418
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	64,490	43,039
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	107,610	71,409

Total Lebanon			$150,866

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,283,060

Total Macedonia			$5,283,060

Mexico — 2.0%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,515,186
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,402,078
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,665,299

Total Mexico			$6,582,563

Mongolia — 0.5%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,498,089

Total Mongolia			$1,498,089

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$912,014

Total Nigeria			$912,014

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,049,406
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,996,649

Total Philippines			$9,046,055

Russia — 8.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$14,741,919
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,794,092
Russia Government Bond, 7.60%, 4/14/21	RUB	283,826	4,156,531
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	4,409,997
Russia Government Bond, 8.50%, 9/17/31	RUB	247,204	3,770,814

Total Russia			$28,873,353

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,629,537

Total Rwanda			$1,629,537

Serbia — 8.8%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,137,116
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,860,492
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,631,640	14,749,918
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	948,454
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,888,704

Total Serbia			$28,584,684

South Africa — 2.0%
Republic of South Africa, 10.50%, 12/21/26(5)	ZAR	80,000	$6,492,211

Total South Africa			$6,492,211

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 6.9%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,473,794
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,110,104
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,106,428
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	307,000	2,055,632
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	293,000	1,938,187
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	106,340	705,875
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	424,800	2,669,763
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	336,428
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	911,240	5,786,230

Total Sri Lanka			$22,182,441

Tanzania — 1.6%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	5,054	$5,218,488

Total Tanzania			$5,218,488

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,105,215

Total Zambia			$2,105,215

Total Foreign Government Bonds (identified cost $252,151,622)			$240,551,728

Foreign Corporate Bonds — 5.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$400,800

Total Azerbaijan			$400,800

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$219,007

Total Colombia			$219,007

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$959,826

Total Finland			$959,826

Georgia — 2.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,237,382
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	1,390,789

Total Georgia			$6,628,171

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$241,857
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	822,107
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	539,800
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	239,251
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	563,617
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	782,630
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	239,096
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	777,766

Total India			$4,206,124

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$317,440
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	517,451
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	306,332

Total Mexico			$1,141,223

4

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.5%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	1,668	$1,680,510

Total Mongolia			$1,680,510

Russia — 0.9%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,055,671

Total Russia			$3,055,671

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$280,939

Total South Korea			$280,939

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$29,300
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	178,942

Total Sweden			$208,242

Total Foreign Corporate Bonds (identified cost $20,108,228)			$18,780,513

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,311,107

Total Ethiopia			$2,311,107

Total Sovereign Loans (identified cost $2,219,668)			$2,311,107

Short-Term Investments — 14.0%

Foreign Government Securities — 2.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$170,563
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,519,018

Total Georgia			$1,689,581

Kenya — 0.8%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,590,547

Total Kenya			$2,590,547

Lebanon — 1.5%
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	6,495,330	$4,298,399
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	194,087
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	371,100	239,882

Total Lebanon			$4,732,368

Total Foreign Government Securities (identified cost $8,900,487)			$9,012,496

5

U.S. Treasury Obligations — 3.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/18/16(10)		$2,000	$1,999,834
U.S. Treasury Bill, 0.00%, 9/22/16(10)		8,300	8,297,319

Total U.S. Treasury Obligations (identified cost $10,294,536)			$10,297,153

Repurchase Agreements — 2.5%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of EUR 1,517,674, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,692,609.	EUR	1,519	$1,697,963
JPMorgan Chase Bank, N.A.:
Dated 7/26/16 with a maturity date of 8/4/16, an interest rate of 7.50% and repurchase proceeds of ZAR 90,408,638, collateralized by ZAR 120,872,674 Republic of South Africa 6.25%, due 3/31/36 and a market value, including accrued interest, of $6,683,470.	ZAR	90,277	6,503,520

Total Repurchase Agreements (identified cost $7,968,464)			$8,201,483

Other — 5.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(11)		$17,680	$17,680,207

Total Other (identified cost $17,680,207)			$17,680,207

Total Short-Term Investments (identified cost $44,843,694)			$45,191,339

Total Investments — 94.8% (identified cost $319,323,212)			$306,834,687

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call BRL/Put USD	Goldman Sachs International	USD	9,000	BRL	3.20	10/7/16	$(103,347)
Call COP/Put USD	Goldman Sachs International	USD	3,400	COP	2,820.00	10/7/16	(11,431)
Call ZAR/Put USD	Deutsche Bank AG	USD	5,000	ZAR	13.83	10/11/16	(116,035)

Total Currency Options Written (premiums received $208,211)							$(230,813)

6

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)	Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR (1,500)	$(1,689,944)

Total Germany		$(1,689,944)

Total Foreign Government Bonds (proceeds $1,825,056)		$(1,689,944)

Total Securities Sold Short (proceeds $1,825,056)		$(1,689,944)

Other Assets, Less Liabilities — 5.8%		$18,925,046

Net Assets — 100.0%		$323,838,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $59,314,921 or 18.3% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $13,807,690 or 4.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $49,841.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	33,200,000	USD	9,201,723	BNP Paribas	8/2/16	$1,037,606	$—
USD	10,127,509	BRL	33,200,000	BNP Paribas	8/2/16	—	(111,820)
EUR	4,694,497	PLN	20,830,000	Morgan Stanley & Co. International PLC	8/4/16	—	(96,138)
MYR	53,364,000	USD	13,568,269	Bank of America, N.A.	8/4/16	—	(450,639)
PLN	23,511,293	EUR	5,311,595	Morgan Stanley & Co. International PLC	8/4/16	94,190	—
USD	13,161,672	MYR	53,364,000	JPMorgan Chase Bank, N.A.	8/4/16	44,042	—
USD	5,351,854	ZAR	81,589,872	Standard Chartered Bank	8/4/16	—	(523,462)
ZAR	81,589,872	USD	5,558,083	Standard Chartered Bank	8/4/16	317,234	—
RSD	8,723,636	EUR	70,523	Deutsche Bank AG	8/8/16	180	—

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,872,355	EUR	13,500,000	JPMorgan Chase Bank, N.A.	8/8/16	$—	$(224,007)
INR	349,359,000	USD	5,176,732	BNP Paribas	8/9/16	38,222	—
INR	120,060,000	USD	1,779,181	Standard Chartered Bank	8/9/16	12,980	—
USD	3,997,368	INR	269,768,000	BNP Paribas	8/9/16	—	(29,514)
USD	1,373,804	INR	92,705,000	Standard Chartered Bank	8/9/16	—	(10,022)
IDR	17,311,857,000	USD	1,274,486	Goldman Sachs International	8/11/16	45,718	—
RUB	285,819,040	USD	4,204,334	Credit Suisse International	8/11/16	116,914	—
RUB	279,945,148	USD	4,350,217	Deutsche Bank AG	8/11/16	—	(117,775)
USD	1,255,494	IDR	17,311,857,000	Deutsche Bank AG	8/11/16	—	(64,710)
USD	11,266,630	RUB	765,928,015	Credit Suisse International	8/11/16	—	(313,301)
IDR	14,434,580,000	USD	1,069,545	BNP Paribas	8/16/16	30,561	—
IDR	13,887,616,000	USD	1,028,789	Standard Chartered Bank	8/16/16	29,632	—
USD	796,608	IDR	10,913,530,000	Goldman Sachs International	8/16/16	—	(35,147)
USD	470,662	IDR	6,495,141,000	Standard Chartered Bank	8/16/16	—	(24,353)
USD	796,899	IDR	10,913,525,000	Standard Chartered Bank	8/16/16	—	(34,857)
USD	1,452,993	EUR	1,293,136	Deutsche Bank AG	8/17/16	6,448	—
MXN	263,877,201	USD	13,837,890	BNP Paribas	8/19/16	210,452	—
MXN	6,630,365	USD	351,116	Citibank, N.A.	8/19/16	1,872	—
MXN	145,397,141	USD	7,850,267	Deutsche Bank AG	8/19/16	—	(109,588)
EUR	1,902,217	RSD	235,057,000	Deutsche Bank AG	8/22/16	639	—
RSD	176,960,000	EUR	1,428,941	Deutsche Bank AG	8/22/16	3,012	—
RSD	58,097,000	EUR	470,117	Deutsche Bank AG	8/22/16	—	(115)
USD	7,511,379	PHP	354,406,000	Bank of America, N.A.	8/22/16	—	(13,515)
USD	780,475	ZAR	12,627,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(125,556)
IDR	91,848,913,000	USD	6,661,511	Barclays Bank PLC	8/23/16	332,574	—
USD	1,972,686	IDR	26,000,000,000	BNP Paribas	8/23/16	—	(7,155)
USD	1,065,855	IDR	14,000,000,000	Goldman Sachs International	8/23/16	—	(213)
USD	908,403	IDR	12,000,000,000	Standard Chartered Bank	8/23/16	—	(5,370)
USD	5,339,455	EUR	4,760,655	Goldman Sachs International	8/24/16	12,597	—
USD	14,222,353	TRY	43,482,000	Goldman Sachs International	8/29/16	—	(237,870)
USD	12,055,651	EUR	10,599,306	Standard Chartered Bank	8/31/16	192,541	—
BRL	92,842,770	USD	25,271,591	Standard Chartered Bank	9/2/16	3,054,858	—
COP	21,093,540,000	USD	7,061,190	Citibank, N.A.	9/13/16	—	(251,277)
EUR	32,256,818	USD	36,403,755	Goldman Sachs International	9/14/16	—	(277,827)
TRY	34,281,512	USD	11,452,572	Deutsche Bank AG	9/16/16	—	(98,696)
USD	186,465	TRY	558,155	Deutsche Bank AG	9/16/16	1,607	—
USD	5,484,515	TRY	16,903,000	Goldman Sachs International	9/16/16	—	(113,680)
USD	380,398	ZAR	5,717,000	BNP Paribas	9/19/16	—	(27,578)
USD	380,437	ZAR	5,935,000	BNP Paribas	9/19/16	—	(43,096)
KES	21,091,866	USD	206,076	Standard Chartered Bank	9/27/16	36	—
KES	8,708,830	USD	85,089	Standard Chartered Bank	9/27/16	15	—
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(386,666)
BRL	33,200,000	USD	9,934,468	BNP Paribas	10/4/16	102,106	—
COP	20,436,000,000	USD	6,890,088	Citibank, N.A.	10/14/16	—	(330,013)
IDR	7,352,068,000	USD	555,586	Bank of America, N.A.	10/18/16	—	(367)
RUB	415,039,000	USD	6,431,473	Deutsche Bank AG	10/19/16	—	(264,220)
USD	9,226,295	RUB	595,395,901	Deutsche Bank AG	10/19/16	379,037	—
PLN	63,079,555	USD	15,879,454	Goldman Sachs International	10/25/16	278,072	—
EUR	4,258,973	USD	4,709,146	Standard Chartered Bank	10/27/16	69,746	—
USD	1,045,481	EUR	940,227	Standard Chartered Bank	10/27/16	—	(9,526)
USD	1,860,107	EUR	1,667,435	Standard Chartered Bank	10/27/16	—	(10,882)
USD	3,153,790	EUR	2,827,428	Standard Chartered Bank	10/27/16	—	(18,800)
USD	8,480,831	EUR	7,658,119	Standard Chartered Bank	10/27/16	—	(112,162)
KES	55,514,000	USD	535,333	Citibank, N.A.	11/2/16	2,929	—
USD	3,102,843	EUR	2,790,201	Goldman Sachs International	11/2/16	—	(28,768)
USD	727,996	EUR	654,402	Standard Chartered Bank	11/2/16	—	(6,479)
USD	2,158,347	EUR	1,940,157	Standard Chartered Bank	11/2/16	—	(19,209)
MXN	152,769,868	USD	8,049,628	BNP Paribas	11/3/16	19,047	—
MYR	53,364,000	USD	13,128,644	JPMorgan Chase Bank, N.A.	11/3/16	74,936	—
EUR	2,566,429	RSD	326,449,739	Citibank, N.A.	11/22/16	—	(54,132)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	120,538,415	EUR	948,748	Citibank, N.A.	11/22/16	$18,731	$—
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(1,321,482)
MXN	107,180,000	USD	5,623,000	Bank of America, N.A.	1/13/17	—	(6,596)
MXN	23,274,000	USD	1,233,452	Bank of America, N.A.	1/13/17	—	(13,857)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	—	(17,337)
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	323,018	—
RON	66,992,499	EUR	14,883,914	BNP Paribas	1/30/17	113,934	—

						$6,965,486	$(5,947,777)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
8/31/16	COP	6,529,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$2,059,982	$(10,814)
8/31/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,801,638	(13,588)
8/31/16	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	5,974,192	(31,757)
9/8/16	COP	21,254,100	Republic of Colombia, 5.00%, 11/21/28	Deutsche Bank AG	6,705,357	(38,964)
9/8/16	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,081,203	(5,529)

						$(100,652)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Sep-16	$931,737	$917,823	$(13,914)
U.S. 5-Year Deliverable Interest Rate Swap	94	Short	Sep-16	(9,749,562)	(9,821,531)	(71,969)
U.S. 10-Year Deliverable Interest Rate Swap	82	Short	Sep-16	(8,695,776)	(8,875,219)	(179,443)

						$(265,326)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$1,679
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	9,179
CME Group, Inc.(1)	MXN	54,241		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(5,755)
CME Group, Inc.(1)	MXN	96,672		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(8,306)
LCH.Clearnet(1)	EUR	20,440		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/21/21	(154,405)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(5)
LCH.Clearnet(1)	EUR	3,440		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/21/26	(82,768)
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	205,499
LCH.Clearnet	PLN	21,430		Pays	6-month PLN WIBOR	3.25		6/5/19	244,018
LCH.Clearnet	PLN	4,106		Pays	6-month PLN WIBOR	1.78		2/27/20	325
LCH.Clearnet	PLN	6,426		Pays	6-month PLN WIBOR	1.72		2/27/20	(2,869)
LCH.Clearnet	PLN	4,400		Pays	6-month PLN WIBOR	2.19		10/28/21	29,497

9

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44%		10/28/24	$114,410
LCH.Clearnet(1)	USD	2,104	Receives	3-month USD-LIBOR-BBA	1.50	(2)	9/21/18	(240)
LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38		3/18/21	133,414
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	231,411

								$715,084

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$616,077
Bank of America, N.A.	CNY	15,484	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(8,276)
Bank of America, N.A.	CNY	98,630	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(16,286)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	35,279
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	148,113
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	382,773
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(258,351)
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	44,164
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	74,099
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	181,182
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	106,730
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	10,560
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	455,692
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	145,686
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	213,355
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	137,790
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(88,621)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	84,147
Deutsche Bank AG	CNY	38,881	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(20,285)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(208,767)
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	9,409
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	109,764
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	26,384
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(26,524)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	72,631
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	494,037
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	1,031,906
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	136,610
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	143,540
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	34,700
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	259,960

10

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58%	1/2/19	$1,159,915
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	222,628
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	78,704
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	161,938
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	33,772
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	38,612
Standard Chartered Bank	CNY	45,078	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(24,094)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(5,011)

							$5,993,942

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$4,205	$(3,096)	$1,109
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	3,358	(2,266)	1,092

Total						$7,563	$(5,362)	$2,201

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$2,600	1.00	%(1)	9/20/17	0.81%	$8,660	$19,374	$28,034
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.81	10,125	8,893	19,018
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.81	3,064	3,575	6,639
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.81	2,265	2,355	4,620
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.81	1,499	2,601	4,100
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.81	1,436	2,323	3,759
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.81	3,797	5,777	9,574
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.81	2,498	4,493	6,991
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.81	4,330	10,496	14,826
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.81	6,661	14,903	21,564
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.81	2,698	6,704	9,402
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.81	1,699	4,010	5,709
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.81	16,653	17,357	34,010
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.81	1,332	1,776	3,108
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.10	(1,874)	42,031	40,157
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.02	(227,026)	198,164	(28,862)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.02	(95,809)	82,531	(13,278)

Total		$37,268					$(257,992)	$427,363	$169,371

11

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$117,813	$(125,600)	$(7,787)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(6,807)	5,790	(1,017)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(6,301)	4,957	(1,344)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	8,129	(4,711)	3,418
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	39,839	(13,096)	26,743
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	26,988	(9,731)	17,257
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	8,129	(5,446)	2,683
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	3,186	(1,452)	1,734
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	38,554	(13,383)	25,171
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	29,044	(9,512)	19,532
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,186	(1,592)	1,594
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,186	(1,937)	1,249
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	39,839	(13,924)	25,915
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	40,610	(14,916)	25,694
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	43,181	(19,492)	23,689
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	22,059	(11,763)	10,296
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	31,357	(10,703)	20,654
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	41,896	(14,589)	27,307
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	42,153	(14,916)	27,237
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	2,710	(2,152)	558
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	2,710	(2,583)	127
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(1,565)	1,621
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(1,620)	1,566
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(2,239)	947

Total						$579,762	$(335,527)	$244,235

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $37,268,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

12

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,337,723)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,854	3-month USD-LIBOR-BBA on USD 14,326,854 plus TRY 43,482,000	7/29/23	651,619
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	310,486
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(430,880)

				$(1,806,498)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s Omitted)	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	38,200	419,810
Options expired	(20,800)	(211,599)

Outstanding, end of period	$17,400	$208,211

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

13

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$659,587	$(337,817)
Credit	Credit default swaps (centrally cleared)*	2,201	—

Total		$661,788	$(337,817)

Foreign Exchange	Currency options written	$—	$(230,813)
Foreign Exchange	Forward foreign currency exchange contracts	6,965,486	(5,947,777)

Total		$6,965,486	$(6,178,590)

Interest Rate	Cross-currency swaps	$962,105	$(2,768,603)
Interest Rate	Financial futures contracts*	—	(265,326)
Interest Rate	Interest rate swaps	6,650,157	(656,215)
Interest Rate	Interest rate swaps (centrally cleared)	969,432	(254,348)
Interest Rate	Non-deliverable bond forward contracts	—	(100,652)

Total		$8,581,694	$(4,045,144)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/26/16	8/4/16	7.30%	ZAR	90,276,984	$6,508,685	$6,492,211

Total						$6,508,685	$6,492,211

ZAR	-	South African Rand

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$319,197,330

Gross unrealized appreciation	$9,299,827
Gross unrealized depreciation	(21,662,470)

Net unrealized depreciation	$(12,362,643)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$240,551,728	$—	$240,551,728
Foreign Corporate Bonds	—	18,780,513	—	18,780,513
Sovereign Loans	—	—	2,311,107	2,311,107
Short-Term Investments -
Foreign Government Securities	—	9,012,496	—	9,012,496
U.S. Treasury Obligations	—	10,297,153	—	10,297,153
Repurchase Agreements	—	8,201,483	—	8,201,483
Other	—	17,680,207	—	17,680,207
Total Investments	$—	$304,523,580	$2,311,107	$306,834,687
Forward Foreign Currency Exchange Contracts	$—	$6,965,486	$—	$6,965,486
Swap Contracts	—	9,248,844	—	9,248,844
Total	$—	$320,737,910	$2,311,107	$323,049,017

Liability Description
Currency Options Written	$—	$(230,813)	$—	$(230,813)
Securities Sold Short	—	(1,689,944)	—	(1,689,944)
Forward Foreign Currency Exchange Contracts	—	(5,947,777)	—	(5,947,777)
Non-deliverable Bond Forward Contracts	—	(100,652)	—	(100,652)
Futures Contracts	(265,326)	—	—	(265,326)
Swap Contracts	—	(4,016,983)	—	(4,016,983)
Total	$(265,326)	$(11,986,169)	$—	$(12,251,495)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 11.9% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 12.1% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,068,251,795)	$997,331,735	81.4%

High Income Opportunities Portfolio (identified cost, $233,371,193)	230,450,910	18.8

Total Investments in Affiliated Portfolios (identified cost $ 1,301,622,988)	$1,227,782,645	100.2%

Other Assets, Less Liabilities	$(2,017,151)	(0.2)%

Net Assets	$1,225,765,494	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2016 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $4,671,819,474 and the Fund owned 97.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 115.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$860,990
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,280	1,023,802
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	35,145,759
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		29,813	29,836,324
Term Loan, 3.75%, Maturing June 4, 2021		15,876	15,857,568
Term Loan, 3.75%, Maturing June 9, 2023		7,022	6,991,646
Term Loan, 3.75%, Maturing June 9, 2023		7,803	7,768,495
Term Loan, 3.75%, Maturing June 9, 2023		17,583	17,490,945

			$114,975,529

All Telecom — 0.1%
Ciena Corporation
Term Loan, 4.25%, Maturing April 25, 2021		4,988	$5,031,141

			$5,031,141

Automotive — 3.1%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,566	$6,586,519
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,405	13,405,096
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		8,442	8,466,673
Term Loan, 3.25%, Maturing December 31, 2018		16,377	16,404,684
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		37,036	35,017,936
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,182,050
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		3,990	3,999,975
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,561	19,582,538
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,898	7,692,548
Term Loan, 4.50%, Maturing June 30, 2022		11,295	11,344,089
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		10,936	10,902,029

			$149,584,137

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		5,914	$5,248,930
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,650,000

			$6,898,930

Brokerage/Securities Dealers/Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023		8,705	$8,704,625
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		23,593	17,812,774

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,711	$2,697,575
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,648,000
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	6,761	6,473,209

		$39,336,183

Building and Development — 3.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	8,545	$8,576,117
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	3,200	3,226,000
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,665	8,676,144
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,152	1,156,920
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,625	10,598,306
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	24,070	23,970,700
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	46,434	45,598,415
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	2,955	2,978,985
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,223	11,243,586
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,129	13,178,050
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,365	12,300,658
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	10,615	10,676,972
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	5,321	5,338,842
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,244	6,231,077

		$163,750,772

Business Equipment and Services — 8.3%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,477	$15,215,613
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	11,897	11,926,821
Allied Security Holdings, LLC
Term Loan, 4.25%, Maturing February 12, 2021	1,234	1,234,943
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	3,620	3,077,218
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,667	2,573,382
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	15,951	16,020,837
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,511	5,327,304
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	13,113	13,104,710
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	6,067	6,076,537
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	15,431	10,570,239

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(4)		5,858	$2,108,936
Term Loan, 5.50%, Maturing July 2, 2020		3,491	994,880
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,419	385,144
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		48,904	46,214,476
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		8,144	8,162,785
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,100	9,120,426
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,714	2,665,842
Term Loan, 4.00%, Maturing November 6, 2020		15,310	15,039,780
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,801	4,254,354
Global Payments, Inc.
Term Loan, 4.00%, Maturing April 22, 2023		4,875	4,924,764
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,344	14,415,924
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		18,259	18,296,307
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,033	12,046,304
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		6,152	6,143,956
Term Loan, 4.50%, Maturing June 10, 2021	EUR	8,271	9,304,213
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		5,575	5,595,906
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		8,167	8,199,781
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	35,492,348
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	15,298,556
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		15,714	14,148,624
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,685,483
Term Loan, 4.50%, Maturing April 11, 2022		9,752	9,320,865
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,251	8,251,252
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,850	11,943,816
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		8,475	8,492,653
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,268	23,395,448
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		2,896	2,910,952
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		11,624	11,670,988
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,540	4,516,976

			$401,129,343

Cable and Satellite Television — 3.0%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,077	$10,118,725
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		20,050	20,169,688
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,312	5,319,303

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,633	$26,876,278
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	2,993	3,377,400
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		6,110	6,124,962
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		6,125	6,147,969
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		32,699	32,602,806
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	5,905,918
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,812,899
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,470,961
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,522,568

			$142,449,477

Chemicals and Plastics — 7.0%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	414	$462,477
Term Loan, 4.00%, Maturing June 1, 2022		2,475	2,485,056
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,238	6,241,782
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,629	2,939,620
Term Loan, Maturing May 31, 2023(2)		4,277	4,306,835
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,237	3,238,576
Term Loan, Maturing May 31, 2023(2)		3,223	3,244,728
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,520	2,511,741
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		30,686	30,814,963
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		4,516	4,399,952
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,799	3,797,534
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,251,781
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,585	1,573,485
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,590	9,506,306
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,167	8,179,910
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,834	15,827,146
Term Loan, 4.25%, Maturing April 1, 2023		5,686	5,717,732
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,654	4,111,044
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,611	8,561,826
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,256	34,262,300
Term Loan, 4.25%, Maturing March 31, 2022		5,876	5,877,885
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		14,500	14,436,562
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,946	5,522,068
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,317	4,319,624
Term Loan, 5.50%, Maturing June 7, 2020		6,603	6,592,592
Term Loan, 5.50%, Maturing June 7, 2020		27,490	27,504,562

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		16,032	$16,095,451
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		5,377	5,388,905
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,945	2,090,792
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,765	5,534,673
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		8,700	8,776,899
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,385	1,376,642
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		582	583,379
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,298	3,305,816
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,815	17,868,483
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		31,082	30,537,700
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		12,639	12,640,544
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		9,578	9,620,155

			$335,507,526

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,764	$11,465,898
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		3,903	3,938,141

			$15,404,039

Conglomerates — 0.6%
Bestway UK Holdco Limited
Term Loan, 4.98%, Maturing October 6, 2021	GBP	1,103	$1,458,759
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	9,315,923
Spectrum Brands, Inc.
Term Loan, 3.51%, Maturing June 23, 2022		10,571	10,631,777
Term Loan, 4.49%, Maturing June 23, 2022	CAD	9,393	7,157,814

			$28,564,273

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,158	$29,270,538
Term Loan, 3.50%, Maturing January 6, 2021		26,886	26,990,062
Term Loan, 3.75%, Maturing October 3, 2022		8,459	8,499,239
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,475	13,605,344
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	14,475	16,337,298
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,573,968
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		18,494	18,554,888
Term Loan, Maturing February 1, 2023(2)		2,900	2,907,778
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		20,597	20,672,236
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,351	3,359,591

			$145,770,942

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.9%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	13,200	$13,161,745
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	4,125	4,132,352
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	27,210	27,300,984

		$44,595,081

Drugs — 2.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	6,863	$6,871,517
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	10,325	10,221,750
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	16,740	16,676,768
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	28,097	27,853,867
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	9,280	9,163,647
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	4,766	4,742,501
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing October 20, 2018	8,970	8,837,433
Term Loan, 4.75%, Maturing December 11, 2019	18,600	18,425,543
Term Loan, 4.75%, Maturing August 5, 2020	3,884	3,840,569
Term Loan, 5.00%, Maturing April 1, 2022	23,141	22,999,070

		$129,632,665

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	12,930	$12,919,450
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	7,115	7,088,568

		$20,008,018

Electronics/Electrical — 14.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	18,663	$9,394,857
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021	1,940	1,945,273
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	64,908	65,137,828
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,305	7,067,501
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	9,336	9,387,544
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021	7,950	8,001,341
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	46,862	46,907,800
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	2,541	2,553,274
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	3,475	3,531,469
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	3,162	3,176,295
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	8,435	7,939,628
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	10,037	10,018,672
Term Loan, 4.50%, Maturing April 6, 2020	3,500	3,495,625

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,304	$40,438,026
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,808	18,852,109
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,801,875
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,050	3,017,755
Term Loan, 3.75%, Maturing June 3, 2020		51,243	50,762,531
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,726	4,123,551
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	EUR	5,940	6,672,831
Term Loan, 4.50%, Maturing August 5, 2022		22,622	22,334,824
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,253	11,034,985
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,243	5,249,554
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		9,122	9,156,082
Term Loan, 5.25%, Maturing November 19, 2021		15,778	15,854,930
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		35,704	35,865,410
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,701	10,684,528
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023		1,047	1,055,012
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023		9,450	9,520,875
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		9,455	9,481,435
Term Loan, 3.75%, Maturing December 7, 2020		6,985	7,040,592
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		8,125	8,226,562
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,095	17,997,084
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,382,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,379	7,392,698
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,100	4,096,585
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		39,113	38,027,604
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		834	833,333
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		30,657	25,253,997
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		7,684	7,618,279
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022		2,056	2,069,264
Term Loan, 4.00%, Maturing July 8, 2022		15,865	15,971,232
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		10,506	10,138,369
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		19,382	19,139,779
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		3,584	3,579,931
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020		8,690	8,671,685
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		12,550	12,539,546
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		15,840	14,858,154

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	16,850	$16,908,672
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	13,318	13,326,039
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	11,175	11,306,306
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	17,225	17,339,162

		$702,180,918

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,503,562
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,567,080

		$35,070,642

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,662	$17,368,047
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,553,127
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	21,737	21,730,616
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	12,245	12,190,717
First Data Corporation
Term Loan, 4.49%, Maturing March 24, 2021	8,384	8,432,435
Term Loan, 4.24%, Maturing July 8, 2022	35,775	35,942,713
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	19,719	19,620,111
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	24,683	24,760,554
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	4,966	4,915,932
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,790,645
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,983,550
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,710	1,712,565
Term Loan, 6.25%, Maturing September 4, 2018	5,653	5,659,633
Term Loan, 6.25%, Maturing September 4, 2018	12,102	12,117,608
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	8,590	8,482,858
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	9,634	9,634,176
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,831	10,842,580
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,365	9,388,116
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	35,972	29,617,275

		$245,743,258

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023	21,395	$21,501,589
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,381	2,392,644
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,274	3,283,352

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,752	$11,838,282
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		6,263	4,551,115
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		29,924	29,973,495
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		5,988	5,961,329
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,879,812
Term Loan, 3.75%, Maturing September 18, 2020		13,542	13,584,381
Term Loan, 4.00%, Maturing October 30, 2022		5,871	5,876,007
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		9,297	9,380,208
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,677	5,063,853
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,264	345,587
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		27,025	26,885,659
Term Loan, 6.25%, Maturing May 5, 2023	GBP	2,500	3,320,344
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		17,355	17,430,665
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,133,853

			$178,402,175

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		25,651	$25,784,543
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,426	6,244,798
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,376	15,422,084
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,281	7,386,081
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,062	6,076,757
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		5,666	5,425,230
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,795	1,793,379
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,132	33,388,386
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		7,125	7,162,855

			$108,684,113

Food/Drug Retailers — 2.7%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		5,747	$5,779,182
Term Loan, 4.75%, Maturing June 22, 2023		47,748	48,068,537
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,001	2,936,041
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,622,897
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	6,023,436
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		35,968	36,000,688

			$127,430,781

Health Care — 11.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022		2,069	$2,071,086

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	5,709	$5,744,823
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,192,404
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	12,504	12,519,129
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022	3,866	3,825,538
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	17,381	16,598,389
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	16,055	15,979,391
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	997	999,638
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	4,466	4,482,999
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	1,995	1,996,209
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	5,927	5,896,927
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	22,591	22,026,625
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	759	760,647
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	14,239	14,323,866
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,322	13,130,273
Term Loan, 4.00%, Maturing January 27, 2021	28,434	28,120,350
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	2,599	2,593,846
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	4,500	4,508,402
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	10,126	9,936,171
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	8,828	8,877,996
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,800	19,404,000
Term Loan, 4.25%, Maturing June 8, 2020	5,783	5,667,099
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	28,279	28,341,359
Term Loan, 4.50%, Maturing October 28, 2022	997	1,002,214
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,134	2,139,141
Term Loan, 4.25%, Maturing August 30, 2020	6,994	7,009,472
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	11,332	11,334,182
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	20,934	20,937,996
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	9,453	9,488,010
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,409,564
Term Loan, 7.75%, Maturing May 15, 2018	23,528	23,623,673
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	34,924	34,958,628
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	17,361	17,302,984
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	31,246	31,344,010

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022		14,092	$14,039,311
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		6,434	5,340,090
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		23,150	23,388,746
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		4,677	3,882,218
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,322	5,344,088
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,905	4,889,785
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,882	7,726,218
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		21,004	20,566,629
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		15,448	14,019,514
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		18,764	18,224,086
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,842	16,952,387
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		10,375	10,394,453
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		8,406	8,432,088
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,017	1,016,016
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,053	10,942,392
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,368	1,334,133

			$572,039,195

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,971,995

			$34,971,995

Industrial Equipment — 4.2%
AECOM Technology Corporation
Term Loan, Maturing October 15, 2021(2)		1,500	$1,510,313
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		28,650	28,300,460
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,746,286
Term Loan, 4.50%, Maturing October 28, 2021		3,934	3,806,368
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,214	18,259,514
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,855	1,855,077
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,087,940
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		20,177	19,237,264
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,234	3,470,519
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		17,479	17,446,161
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,240,848
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		11,901	11,990,699

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,789	$10,374,004
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	6,575	7,216,965
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		44,716	44,684,874
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,347	4,341,455
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,362	4,852,302
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,947	8,574,004
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,511	3,444,236
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		3,125	3,131,414

			$202,570,703

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		13,447	$13,387,939
Term Loan, Maturing August 12, 2022(2)		3,700	3,709,250
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		32,831	33,044,263
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		9,023	9,056,982
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		16,097	16,122,866
Term Loan, 5.00%, Maturing August 4, 2022		28,855	28,945,397
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,594,937
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,584	7,763,427
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	4,772,743
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		17,930	17,892,343
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		28,498	28,462,104

			$173,752,251

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		661	$665,976
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		13,126	13,176,399
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		32,225	32,171,281
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		5,338	5,267,857
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		7,080	7,093,150
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		1,505	1,500,686
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		532	533,101
Term Loan, 5.50%, Maturing May 8, 2021		4,121	4,131,532
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		10,159	10,224,446
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		12,808	12,809,595
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		4,473	4,523,132

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		14,062	$13,991,663
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,622	17,275,048
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		918	367,134
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		15,685	14,116,145
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		4,220	4,156,483
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,081	14,083,248

			$156,086,876

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.00%, Maturing July 1, 2023		3,000	$3,007,500
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		29,153	28,885,139
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	1,866,905
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,349	3,366,163
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		6,723	6,977,799
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,584	9,649,292
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020		1,842	1,849,676
Gala Group Finance PLC
Term Loan, 4.97%, Maturing May 27, 2018	GBP	15,225	20,201,690
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,194	1,202,284
Term Loan, 5.50%, Maturing November 21, 2019		2,786	2,805,330
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,428,574
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		13,965	14,082,837
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,712	29,736,463
Term Loan, 6.00%, Maturing October 1, 2021		1,568	1,567,594

			$162,627,246

Nonferrous Metals/Minerals — 2.2%
Alpha Natural Resources, LLC
Term Loan, Maturing July 25, 2019(2)		1,700	$1,555,500
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		8,350	8,329,125
Term Loan, 7.50%, Maturing May 16, 2018		35,739	16,216,457
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		9,643	9,672,734
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,731	16,553,935
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023		6,125	6,163,281
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,542	2,235,128
Term Loan, 7.50%, Maturing April 16, 2020		16,649	12,486,530
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		6,495	3,434,376
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		17,383	17,383,296

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,053	$1,052,017
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,180,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,298	511,847

		$105,774,976

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	28,342	$16,934,606
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	18,666	17,265,638
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,633	8,733,274
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	10,083	10,015,374
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	8,912	7,998,083
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	9,346	5,568,484
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	6,600	6,408,600
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	8,807,454
Term Loan, 8.00%, Maturing August 31, 2020	3,025	2,541,000
Term Loan, 8.38%, Maturing September 30, 2020	3,998	2,398,782
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	1,846,050
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,877	2,529,812
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,429	30,734,143
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	9,112	2,422,313
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	16,275	2,685,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	25,688	11,639,938
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	340	200,463
Term Loan, 4.25%, Maturing December 16, 2020	911	537,514
Term Loan, 4.25%, Maturing December 16, 2020	6,549	3,864,023
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,597	966,460
Term Loan, 4.25%, Maturing October 1, 2019	2,615	1,582,271
Term Loan, 4.25%, Maturing October 1, 2019	19,737	11,940,930
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	514	449,529
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	9,543	9,125,320

		$167,195,436

Publishing — 2.6%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	1,026	$820,705
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	12,682	12,737,750
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	50,033	39,401,015
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	30,356	29,711,083

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,119	$4,658,704
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,346	2,348,765
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,297	5,303,697
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		12,384	12,260,510
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	EUR	1,466	1,627,699
Term Loan, 4.50%, Maturing August 14, 2020		14,906	14,470,881

			$123,340,809

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,016	$3,859,616
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,007	5,034,405
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,112	2,121,642
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	28,628,903
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,062	4,067,006
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,091	13,047,368
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		2,537	2,548,139
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,349	5,222,327
iHeartCommunications, Inc.
Term Loan, 7.25%, Maturing January 30, 2019		14,994	11,686,087
Term Loan, 8.00%, Maturing July 30, 2019		2,571	1,992,574
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,966,207
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,364	5,375,093
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,083	6,095,440
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,430	2,418,063
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,226	5,231,002
Term Loan, 4.00%, Maturing March 1, 2020		12,205	12,213,896

			$119,507,768

Retailers (Except Food and Drug) — 4.8%
B&M Retail Limited
Term Loan, 3.24%, Maturing May 21, 2019	GBP	3,750	$4,904,002
Term Loan, 3.74%, Maturing April 28, 2020	GBP	3,000	3,934,370
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		18,136	18,190,957
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		795	791,056
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		12,511	11,587,930
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,419	13,498,012
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		13,635	11,964,714

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,630	$10,701,512
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		23,473	16,763,637
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		6,518	6,489,037
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		6,311	6,216,193
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		5,237	5,259,888
Term Loan, 4.00%, Maturing January 28, 2020		1,276	1,283,425
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,662	13,836,219
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,815	13,832,366
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,455	28,538,778
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,266	9,342,471
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,230	5,700,821
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		3,698	3,635,340
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,780	26,537,788
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,968	15,170,073
Vivarte SA
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	4,363	1,088,455
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,737	1,463,587

			$230,730,631

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		47,967	$47,078,438
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		5,729	5,704,214
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		11,570	11,641,870

			$64,424,522

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023		7,600	$7,636,419
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		406	406,011
Term Loan, 4.00%, Maturing July 31, 2022		986	985,233
Term Loan, 4.00%, Maturing July 31, 2022		3,028	3,026,684
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		18,125	15,462,587

			$27,516,934

Telecommunications — 3.3%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		47,733	$45,361,726
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		17,023	16,257,271
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		6,768	6,796,304
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		7,006	7,012,481
Term Loan, 3.25%, Maturing June 10, 2022		1,973	1,973,050

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		11,881	$9,608,714
Term Loan, 4.00%, Maturing April 23, 2019		18,923	15,303,843
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		31,163	31,158,305
Ziggo Financing Partnership
Term Loan, 3.65%, Maturing January 15, 2022		8,403	8,377,154
Term Loan, 3.66%, Maturing January 15, 2022		5,415	5,398,396
Term Loan, 3.70%, Maturing January 15, 2022		8,906	8,878,434

			$156,125,678

Utilities — 2.4%
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022		29,544	$29,490,866
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		13,821	13,804,909
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		4,223	4,225,892
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,388	6,428,394
Term Loan, 5.50%, Maturing January 15, 2021		4,165	4,169,768
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,458,750
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,032	1,012,448
Term Loan, 5.00%, Maturing December 19, 2021		23,098	22,665,033
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		1,738	1,677,047
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		7,977	6,262,056
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,568	9,511,425
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		11,851	11,921,398

			$116,627,986

Total Senior Floating-Rate Loans (identified cost $5,808,890,476)			$5,553,442,949

Corporate Bonds & Notes — 5.4%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,378,500

			$4,378,500

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		4,545	$4,743,843
6.00%, 4/15/21(8)	GBP	4,658	6,452,133
5.50%, 1/15/25(8)		1,825	1,859,219

			$13,055,195

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20		24,250	$20,612,500
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,163,140

			$23,775,640

17

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.6%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,088,125
4.127%, 7/15/21(8)(9)		6,975	7,044,750

			$28,132,875

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(8)		3,000	$2,902,500
9.00%, 11/15/18(8)	CAD	4,500	3,239,766

			$6,142,266

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		10,400	$11,349,000

			$11,349,000

Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(8)		5,420	$5,040,600

			$5,040,600

Entertainment — 0.2%
Vougeot Bidco PLC
4.955%, 7/15/20(8)(9)	EUR	2,875	$3,223,894
7.875%, 7/15/20(8)	GBP	3,500	4,840,286

			$8,064,180

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
6.75%, 9/1/16(8)		750	$753,203
7.125%, 9/1/18(8)		750	832,500

			$1,585,703

Financial Intermediaries — 0.0%(10)
First Data Corp.
6.75%, 11/1/20(8)		1,674	$1,746,221

			$1,746,221

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		14,000	$14,140,000
Iceland Bondco PLC
4.778%, 7/15/20(8)(9)	GBP	5,425	6,461,744
6.25%, 7/15/21(8)	GBP	3,925	4,745,342

			$25,347,086

Health Care — 1.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,232,587
5.125%, 8/1/21		13,150	13,150,000
HCA, Inc.
4.75%, 5/1/23		4,650	4,859,250
inVentiv Health, Inc.
9.00%, 1/15/18(8)		6,275	6,494,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		9,475	9,877,687
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		6,225	6,240,563

			$61,135,962

18

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		147	$58,946

			$58,946

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.591%, 11/15/19(8)(9)	GBP	2,500	$3,292,909

			$3,292,909

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$5,369,625
9.00%, 2/15/20(6)		2,500	2,418,750
9.00%, 2/15/20(6)		6,350	6,127,750

			$13,916,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,000	$4,195,000

			$4,195,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,499,000

			$6,499,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,386,426
Univision Communications, Inc.
6.75%, 9/15/22(8)		3,075	3,297,938

			$4,684,364

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$7,998,000

			$7,998,000

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(9)	EUR	4,825	$5,378,709
6.50%, 4/30/20(8)		3,150	3,258,297

			$8,637,006

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,095,000
7.875%, 1/15/23(8)		4,538	4,821,625
5.875%, 1/15/24(8)		5,000	5,287,500
5.25%, 6/1/26(8)		7,675	7,809,313

			$20,013,438

Total Corporate Bonds & Notes (identified cost $267,427,084)			$259,048,016

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.18%, 4/15/25(8)(9)		$3,000	$2,907,780
Series 2013-14A, Class E, 5.08%, 4/15/25(8)(9)		1,500	1,338,102

19

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(8)(9)	$1,500	$1,434,620
Series 2014-17A, Class D, 5.429%, 4/17/26(8)(9)	1,500	1,292,783
Apidos CLO XXI
Series 2015-21A, Class D, 6.229%, 7/18/27(8)(9)	1,500	1,330,659
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.179%, 10/17/24(8)(9)	2,000	1,891,706
Series 2013-3A, Class E, 5.579%, 10/17/24(8)(9)	2,000	1,834,966
Avery Point II CLO, Ltd.
Series 2013-2A, Class D, 4.129%, 7/17/25(8)(9)	1,670	1,587,724
Series 2013-2A, Class E, 4.929%, 7/17/25(8)(9)	1,670	1,470,144
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(8)(9)	2,475	2,406,388
Series 2013-IA, Class E, 5.096%, 4/20/25(8)(9)	1,500	1,348,515
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(8)(9)	2,175	1,870,154
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.08%, 7/15/25(8)(9)	2,000	1,935,268
Series 2013-3A, Class D, 5.28%, 7/15/25(8)(9)	1,600	1,451,229
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.196%, 7/20/26(8)(9)	1,750	1,705,492
Series 2014-12A, Class E, 5.796%, 7/20/26(8)(9)	1,750	1,515,735
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(8)(9)	2,900	2,789,881
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(8)(9)	1,500	1,393,914
Series 2013-1A, Class E, 5.179%, 7/17/25(8)(9)	1,800	1,606,959

Total Asset-Backed Securities (identified cost $34,256,869)		$33,112,019

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	168	$1,954,694

		$1,954,694

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	48,926	$1,639,021

		$1,639,021

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(12)	41,829,101	$213,328
RCS Capital Corp.(3)(11)(12)	435,169	3,263,768

		$3,477,096

Energy — 0.1%
Contura Energy, Inc.(11)(12)	158,088	$2,371,320

		$2,371,320

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	319,499	$1,357,871

		$1,357,871

Investment Services — 0.0%
Safelite Realty Corp.(3)(12)(13)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(11)(12)	167,709	$2,347,922
Tropicana Entertainment, Inc.(11)(12)	40,751	778,344

		$3,126,266

20

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(10)
Alpha National Resources Holdings, Inc., Class A, PFC Shares(11)(12)	117,437	$46,975
ANR, Inc., Class A, PFC Shares(11)(12)	117,437	176,155
ASP United/GHX Holding, LLC(3)(11)(12)	1,760	0
Warrior Met Coal, LLC Class A(11)(12)	9,373	984,165

		$1,207,295

Oil and Gas — 0.0%(10)
Southcross Holdings Group, LLC(3)(11)(12)	573	$0
Southcross Holdings L.P., Class A(11)(12)	573	222,037

		$222,037

Publishing — 0.2%
ION Media Networks, Inc.(3)(11)(12)	13,247	$7,515,023
MediaNews Group, Inc.(3)(11)(12)	66,239	2,185,884
Nelson Education, Ltd.(3)(11)(12)	169,215	0

		$9,700,907

Total Common Stocks (identified cost $14,652,275)		$25,056,507

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	46,544	$127,996

Total Convertible Preferred Stocks (identified cost $3,284,920)		$127,996

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(11)(12)	182,939	$0

Total Warrants (identified cost $67,050)		$0

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$64,994	$64,993,989

Total Short-Term Investments (identified cost $64,993,989)		$64,993,989

Total Investments — 123.4% (identified cost $6,193,572,663)		$5,935,781,476

Less Unfunded Loan Commitments — (0.3)%		$(14,614,335)

Net Investments — 123.1% (identified cost $6,178,958,328)		$5,921,167,141

Other Assets, Less Liabilities — (23.1)%		$(1,109,218,870)

Net Assets — 100.0%		$4,811,948,271

21

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $185,955,763 or 3.9% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Amount is less than 0.05%.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $263,580.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,859,503	GBP	10,133,391	JPMorgan Chase Bank, N.A.	8/31/16	$1,442,431	$—
USD	14,353,510	CAD	18,645,784	State Street Bank and Trust Company	8/31/16	69,886	—
USD	38,180,843	EUR	34,031,698	State Street Bank and Trust Company	8/31/16	91,390	—
USD	44,745,874	EUR	40,316,974	HSBC Bank USA, N.A.	9/30/16	—	(440,725)
USD	25,246,007	GBP	18,915,117	Goldman Sachs International	9/30/16	187,197	—
USD	42,747,496	EUR	38,739,507	Goldman Sachs International	10/31/16	—	(728,524)
USD	26,795,042	GBP	20,385,914	State Street Bank and Trust Company	10/31/16	—	(226,782)

						$1,790,904	$(1,396,031)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

PFC Shares	-	Preference Shares

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

22

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,790,904 and $1,396,031, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,179,248,425

Gross unrealized appreciation	$41,046,407
Gross unrealized depreciation	(299,127,691)

Net unrealized depreciation	$(258,081,284)

Restricted Securities

At July 31, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,526,710,269	$12,118,345	$5,538,828,614
Corporate Bonds & Notes	—	258,989,070	58,946	259,048,016
Asset-Backed Securities	—	33,112,019	—	33,112,019
Common Stocks	778,344	9,145,466	15,132,697	25,056,507
Convertible Preferred Stocks	—	—	127,996	127,996
Warrants	—	—	0	0
Short-Term Investments	—	64,993,989	—	64,993,989
Total Investments	$778,344	$5,892,950,813	$27,437,984	$5,921,167,141
Forward Foreign Currency Exchange Contracts	$—	$1,790,904	$—	$1,790,904
Total	$778,344	$5,894,741,717	$27,437,984	$5,922,958,045

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,396,031)	$—	$(1,396,031)
Total	$—	$(1,396,031)	$—	$(1,396,031)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance

Floating-Rate Fund

July 31, 2016 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $7,362,724,842 and the Fund owned 87.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 84.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,877,661
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,250	5,800,016
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	51,648,948
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		28,833	28,855,891
Term Loan, 3.75%, Maturing June 4, 2021		34,202	34,162,292
Term Loan, 3.75%, Maturing June 9, 2023		8,584	8,546,304
Term Loan, 3.75%, Maturing June 9, 2023		9,538	9,495,894
Term Loan, 3.75%, Maturing June 9, 2023		17,005	16,916,186

			$160,303,192

Automotive — 2.2%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,208	$12,246,022
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,772	19,772,408
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		54,968	51,972,337
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		24,326	24,411,564
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		5,890	5,904,725
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,133	30,166,108
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,965	8,882,402
Term Loan, 4.50%, Maturing June 30, 2022		14,987	15,052,317
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		14,096	14,052,233

			$182,460,116

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,452	$10,163,539
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,475,000

			$12,638,539

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023		11,134	$11,134,026
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		32,727	24,709,165
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		1,771	1,762,596
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021		9,860	9,441,070

			$47,046,857

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		13,133	$13,180,014
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022		4,600	4,637,375
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		12,912	12,927,702
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,712	15,672,689
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021		7,905	7,872,430
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		30,078	29,536,702
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		2,450	2,470,158
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		12,690	12,713,365
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		6,628	6,652,515
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		17,231	17,141,388
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022		11,069	11,133,860
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022		7,697	7,722,697
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,094	6,081,008

			$147,741,903

Business Equipment and Services — 6.4%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,773	$12,557,064
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		7,617	7,636,481
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		4,650	3,952,800
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,946	16,352,739
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,146	17,221,360
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		17,766	17,754,959
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,515	3,519,993
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,136	24,753,486
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(4)		9,764	3,514,893
Term Loan, 5.50%, Maturing July 2, 2020		5,464	1,557,198
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,047	602,832
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		59,805	56,515,831
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,907	14,941,599
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,539	11,565,879
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,011	1,975,432
Term Loan, 4.00%, Maturing November 6, 2020		12,998	12,768,552
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,310	8,294,202

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,239	$23,354,832
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,301	37,376,592
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,170,310
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,890	8,879,224
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	17,274,290
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		7,375	7,402,656
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		21,861	21,947,624
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	47,674,596
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,196,397
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,508	12,162,434
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,695,408
Term Loan, 4.50%, Maturing April 11, 2022		5,357	5,120,078
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,618	8,618,009
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,800	11,893,421
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		12,150	12,175,308
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,442	31,613,559
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,508	6,541,034
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		18,714	18,790,274
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,575	1,567,510

			$532,938,856

Cable and Satellite Television — 1.6%
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		25,985	$26,140,317
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,686	25,920,006
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,186	5,844,196
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		8,903	8,924,944
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		8,725	8,757,719
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		34,565	34,463,566
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	11,380,506
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,610,475
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,052,184
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,334,523

			$135,428,436

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,428	$6,432,205
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,135	6,859,113
Term Loan, Maturing May 31, 2023(2)		2,139	2,153,417
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,335	3,337,377
Term Loan, Maturing May 31, 2023(2)		1,611	1,622,364
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,904	3,890,382
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		54,263	54,491,876
Chemours Company (The)
Revolving Loan, 0.70%, Maturing May 12, 2020(4)		3,750	3,718,125
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,323	5,320,248
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,805	2,783,943
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,968	16,819,364
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,326	7,337,092
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,550	29,537,441
Term Loan, 4.25%, Maturing April 1, 2023		5,611	5,642,499
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,579	6,277,675
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,125	18,140,246
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,765	49,773,467
Term Loan, 4.25%, Maturing March 31, 2022		8,986	8,989,706
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		16,150	16,079,344
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,089	7,512,485
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,178	6,181,531
Term Loan, 5.50%, Maturing June 7, 2020		8,028	8,014,849
Term Loan, 5.50%, Maturing June 7, 2020		30,536	30,551,747
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		7,611	7,627,524
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,863	5,226,981
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,487	4,307,183
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		12,675	12,787,034
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,628	2,611,749
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		969	971,134
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,489	5,503,095
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,159,549
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,158	4,170,474

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,285	$31,719,773
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		7,679	7,680,366
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,307	4,325,341

			$394,556,699

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,858	$12,532,493
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		2,000	2,018,126

			$14,550,619

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.98%, Maturing October 6, 2021	GBP	276	$364,690
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	28,742,334

			$29,107,024

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,868	$37,010,115
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,618,659
Term Loan, 3.75%, Maturing October 3, 2022		12,090	12,148,246
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,086	32,397,228
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	18,775	21,190,519
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,274,386
Term Loan, Maturing February 1, 2023(2)		4,150	4,161,130
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,263	7,289,530
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,347	3,355,364

			$174,445,177

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,858	$18,802,493
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,021	4,027,413
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		42,265	42,406,016

			$65,235,922

Drugs — 2.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		19,474	$19,498,625
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023		14,400	14,256,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,360	20,283,152
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		31,709	31,434,244
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,945	2,908,434

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing October 20, 2018		20,030	$19,734,267
Term Loan, 4.75%, Maturing December 11, 2019		25,006	24,771,915
Term Loan, 4.75%, Maturing August 5, 2020		1,880	1,859,372
Term Loan, 5.00%, Maturing April 1, 2022		38,964	38,725,378

			$173,471,387

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,511,676
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,727,676

			$28,239,352

Electronics/Electrical — 10.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)		27,275	$13,730,180
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023		83,737	84,033,671
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,518	13,078,399
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		11,736	11,800,498
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021		11,275	11,347,814
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,291	69,359,019
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,633,506
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		5,862	5,887,766
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,413	12,625,020
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,685,576
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		58,106	58,298,839
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,968	11,996,194
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,317	7,239,270
Term Loan, 3.75%, Maturing June 3, 2020		70,467	69,806,451
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,657	5,154,439
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		32,301	31,891,468
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,346	7,203,904
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,702	9,714,127
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		19,775	19,849,156
Term Loan, 5.25%, Maturing November 19, 2021		22,242	22,351,037
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,323	55,573,502
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		18,971	18,941,635
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		21,770	21,830,892
Term Loan, 3.75%, Maturing December 7, 2020		9,651	9,727,841
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		11,700	11,846,250

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,804	$15,718,041
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,424,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,946	9,964,397
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,248,126
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	42,813	41,625,424
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,581	35,076,078
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,203	8,132,578
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	2,726	2,743,888
Term Loan, 4.00%, Maturing July 8, 2022	21,037	21,178,200
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,814	12,365,241
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,394	14,213,821
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	12,969	12,942,069
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	17,525	17,510,402
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	16,830	15,786,833
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	23,850	23,933,046
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	19,448	19,460,225
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	13,200	13,355,100
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	25,751	25,922,264

		$893,207,062

Financial Intermediaries — 3.6%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,679	$12,467,574
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,070,835
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,412	26,403,318
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	6,006	5,979,486
First Data Corporation
Term Loan, 4.24%, Maturing July 8, 2022	48,078	48,303,801
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	20,662	20,558,351
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,274	44,411,858
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	13,029	12,899,201
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	8,102,151
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,866,005
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,272	2,275,265
Term Loan, 6.25%, Maturing September 4, 2018	8,296	8,306,555
Term Loan, 6.25%, Maturing September 4, 2018	12,667	12,682,646
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	8,061	7,960,303

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,725	$6,725,205
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,297	22,320,222
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,728	11,756,861
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		50,193	41,325,896

			$305,415,533

Food Products — 2.8%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023		24,280	$24,400,917
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,379	5,404,816
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,773	5,789,599
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,294	20,696,420
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,175	14,198,374
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,915	8,875,630
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,803,646
Term Loan, 3.75%, Maturing September 18, 2020		27,279	27,363,871
Term Loan, 4.00%, Maturing October 30, 2022		7,369	7,375,683
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		10,958	11,055,738
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	11,885	9,013,072
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,589	615,105
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		39,225	39,022,756
Term Loan, 6.25%, Maturing May 5, 2023	GBP	4,000	5,312,550
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,229,906

			$238,158,083

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,413	$52,685,618
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,578	9,308,771
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		27,350	27,430,743
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,460	10,609,972
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,364,444
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		8,894	8,515,549
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,001	3,998,749
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		70,313	53,196,077
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		10,100	10,153,661

			$182,263,584

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	9,962	$10,017,249
Term Loan, 4.75%, Maturing June 22, 2023	67,098	67,549,129
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,944	7,771,554
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,764,309
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	40,427	40,463,029

		$169,565,270

Health Care — 7.8%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	3,201	$3,205,252
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	4,257	4,283,606
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,420,947
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022	13,557	13,414,570
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	18,173	17,354,742
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,139	13,077,453
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,352	6,375,820
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	19,034	18,558,562
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	20,125	20,244,062
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,578	13,382,331
Term Loan, 4.00%, Maturing January 27, 2021	24,140	23,873,975
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,886	3,878,418
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,622	8,638,357
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,675	15,381,364
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,381	16,053,102
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,474	46,575,841
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,269	6,269,478
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,932	16,935,856
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,303	12,348,634
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,355,413
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,163,063
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	46,391	46,436,974
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,248	23,170,988
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	53,142	53,307,719

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022		13,796	$13,744,016
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		10,531	8,740,752
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		24,975	25,232,567
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,656	6,354,481
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,431	5,452,974
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,950	4,934,531
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		14,350	10,188,429
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		25,532	24,999,933
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,123	16,446,362
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		14,722	14,299,168
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		22,644	22,792,568
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		14,675	14,702,516
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,760,230
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,293	4,287,089
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,879	15,720,195
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		3,336	3,252,814

			$651,615,152

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,260,154

			$44,260,154

Industrial Equipment — 2.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,383	$39,890,800
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,729	5,542,488
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		17,209	17,251,598
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,017	39,107,108
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,398	6,866,484
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		17,910	17,876,819
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	12,869,432
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,520	11,017,724
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	10,800	11,854,482
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,475	47,441,608
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,244	4,238,491

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	5,576	$5,046,168
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	8,087	7,749,668
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,145	3,085,105

		$229,837,975

Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	12,052	$11,999,220
Term Loan, Maturing August 12, 2022(2)	5,150	5,162,875
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	4,629	4,659,153
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	10,876	10,916,652
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	7,545	7,557,732
Term Loan, 5.00%, Maturing August 4, 2022	30,170	30,264,217
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	19,130,438
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	12,283	9,948,994
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	3,579,990
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	40,540	40,455,198
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	51,746	51,680,993

		$195,355,462

Leisure Goods/Activities/Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,436	$18,506,739
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	44,775	44,700,360
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,384	5,313,643
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	14,630	14,657,327
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,706	3,695,905
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	283	283,564
Term Loan, 5.50%, Maturing May 8, 2021	2,192	2,197,623
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,390	34,609,808
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	12,994	12,995,200
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	6,459	6,532,043
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,832	19,732,724
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,614	17,267,574
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,462	2,584,700
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	30,099	27,089,218
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,161	5,083,247

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		25,721	$25,724,179

			$240,973,854

Lodging and Casinos — 2.4%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		44,633	$44,223,020
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		5,828	5,796,544
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,204	3,220,464
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(6)		1,787	1,749,915
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	9,303,109
Gala Group Finance PLC
Term Loan, 4.97%, Maturing May 27, 2018	GBP	27,338	36,274,476
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,875	2,895,156
Term Loan, 5.50%, Maturing November 21, 2019		6,709	6,755,363
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,717,886
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		20,299	20,470,409
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		28,665	28,689,245
Term Loan, 6.00%, Maturing October 1, 2021		5	4,576

			$203,100,163

Nonferrous Metals/Minerals — 1.6%
Alpha Natural Resources, LLC
Term Loan, Maturing July 25, 2019(2)		5,025	$4,597,875
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		9,320	9,297,066
Term Loan, 7.50%, Maturing May 16, 2018		40,018	18,158,386
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		9,020	9,048,352
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		38,708	34,207,793
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		3,752	3,298,441
Term Loan, 7.50%, Maturing April 16, 2020		21,715	16,286,285
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		6,436	3,403,276
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		24,802	24,801,549
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		2,047	2,044,134
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,376,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,076	818,955

			$138,338,237

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		51,436	$30,732,888
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		27,805	25,719,510
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		10,656	10,780,350

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Revolving Loan, 1.90%, Maturing July 23, 2019(4)	12,500	$11,637,500
Term Loan, 4.50%, Maturing July 29, 2021	15,966	15,859,182
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	9,600	8,616,247
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,420	6,804,665
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	4,550	4,418,050
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	15,555,087
Term Loan, 8.00%, Maturing August 31, 2020	7,471	6,275,404
Term Loan, 8.38%, Maturing September 30, 2020	9,874	5,924,175
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	4,605,951
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,614	1,053,042
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	50,303	46,247,468
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	6,161,783
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	18,250	3,011,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	36,173	16,390,918
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	960	566,201
Term Loan, 4.25%, Maturing December 16, 2020	2,573	1,518,187
Term Loan, 4.25%, Maturing December 16, 2020	18,498	10,913,792
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,210	1,942,318
Term Loan, 4.25%, Maturing October 1, 2019	5,256	3,179,927
Term Loan, 4.25%, Maturing October 1, 2019	39,666	23,997,963
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,879	6,664,654
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,148	1,004,630
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	23,722	22,684,474

		$292,265,616

Publishing — 1.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	199	$158,846
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,819	23,923,516
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	66,667	52,500,290
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	40,668	39,803,552
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,692	6,999,308
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	10,570	10,582,782
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	10,413	10,308,591
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	15,711	15,252,708

		$159,529,593

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,909	$6,639,459

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,706	$5,620,100
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		3,488	3,503,175
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		69,871	49,652,264
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,664	5,671,154
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		15,665	15,612,753
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		4,135	4,152,132
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,881	7,693,799
iHeartCommunications, Inc.
Term Loan, 7.25%, Maturing January 30, 2019		33,740	26,295,934
Term Loan, 8.00%, Maturing July 30, 2019		5,384	4,172,440
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		18,426	18,454,735
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,901	10,923,861
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,362	12,387,831
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,556	5,528,351
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,772	3,775,389
Term Loan, 4.00%, Maturing March 1, 2020		4,048	4,050,525

			$184,133,902

Retailers (Except Food and Drug) — 4.2%
B&M Retail Limited
Term Loan, 3.24%, Maturing May 21, 2019	GBP	6,850	$8,957,977
Term Loan, 3.74%, Maturing April 28, 2020	GBP	5,450	7,147,439
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		21,413	21,477,934
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		276	274,517
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	22,320,104
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		20,576	20,696,597
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,490	21,490,047
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,880	4,913,001
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,789	19,131,765
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		11,508	11,456,926
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,098	8,961,800
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		29,393	29,521,987
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		24,181	22,818,862
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,387	21,413,918
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,464	35,569,282

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,206	$9,287,708
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,677	8,854,912
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		6,399	6,290,896
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,430	38,081,479
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		31,974	30,375,279
Vivarte SA
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	10,186	2,540,816
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,350	2,822,728

			$354,405,974

Steel — 1.0%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		56,731	$55,680,204
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,846	7,812,022
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		20,888	21,018,869

			$84,511,095

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023		10,750	$10,801,514
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		584	583,927
Term Loan, 4.00%, Maturing July 31, 2022		1,418	1,416,964
Term Loan, 4.00%, Maturing July 31, 2022		4,355	4,352,983
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,686	30,444,735

			$47,600,123

Telecommunications — 2.5%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		66,259	$62,966,410
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		22,095	21,101,024
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		4,135	4,152,018
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		9,839	7,957,098
Term Loan, 4.00%, Maturing April 23, 2019		30,908	24,997,004
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		46,268	46,260,459
Ziggo Financing Partnership
Term Loan, 3.65%, Maturing January 15, 2022		17,084	17,030,782
Term Loan, 3.66%, Maturing January 15, 2022		11,009	10,974,958
Term Loan, 3.70%, Maturing January 15, 2022		18,106	18,049,885

			$213,489,638

Utilities — 1.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		4,202	$4,150,788
Term Loan, 3.25%, Maturing January 31, 2022		10	9,623
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022		40,318	40,245,299

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,064	$17,044,531
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		7,836	7,841,035
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,239	7,284,621
Term Loan, 5.50%, Maturing January 15, 2021		6,085	6,092,356
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,674,892
Term Loan, 5.00%, Maturing December 19, 2021		38,211	37,494,747
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		2,308	2,226,798
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		18,298	14,363,907
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,614	3,252,150
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		20,276	20,396,214

			$162,076,961

Total Senior Floating-Rate Loans (identified cost $7,485,617,775)			$7,088,267,510

Corporate Bonds & Notes — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,600,625

			$8,600,625

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		8,823	$9,208,484
6.00%, 4/15/21(8)	GBP	11,115	15,397,844

			$24,606,328

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$14,046,250
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,217,520

			$18,263,770

Containers and Glass Products — 0.7%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,057,500
4.127%, 7/15/21(8)(9)		9,925	10,024,250

			$56,081,750

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(8)		3,000	$2,902,500
9.00%, 11/15/18(8)	CAD	4,500	3,239,766

			$6,142,266

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,186,250

			$14,186,250

16

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(8)		5,473	$5,089,890

			$5,089,890

Entertainment — 0.1%
Vougeot Bidco PLC
4.955%, 7/15/20(8)(9)	EUR	10,625	$11,914,391

			$11,914,391

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,334,930
7.125%, 9/1/18(8)		2,325	2,580,750

			$4,915,680

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(8)		5,952	$6,208,787

			$6,208,787

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		18,000	$18,180,000
Iceland Bondco PLC
4.778%, 7/15/20(8)(9)	GBP	6,075	7,235,962
6.25%, 7/15/21(8)	GBP	7,000	8,463,031

			$33,878,993

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,201,122
5.125%, 8/1/21		7,500	7,500,000
HCA, Inc.
4.75%, 5/1/23		9,766	10,205,470
inVentiv Health, Inc.
9.00%, 1/15/18(8)		15,375	15,913,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,386,500
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		9,700	9,724,250

			$86,211,717

Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		680	$271,838

			$271,838

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.591%, 11/15/19(8)(9)	GBP	2,500	$3,292,909

			$3,292,909

Lodging and Casinos — 0.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$24,429,375
9.00%, 2/15/20(6)		6,175	5,974,312
9.00%, 2/15/20(6)		14,975	14,450,875

			$44,854,562

17

Security	Principal Amount* (000’s omitted)		Value
Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,341,250

			$7,341,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,155,000

			$11,155,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,296,383
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,730,150

			$16,026,533

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$11,671,500

			$11,671,500

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(9)	EUR	5,775	$6,437,729
6.50%, 4/30/20(8)		7,375	7,628,553

			$14,066,282

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,142,500
7.875%, 1/15/23(8)		15,040	15,980,000
5.875%, 1/15/24(8)		5,000	5,287,500
5.25%, 6/1/26(8)		10,925	11,116,188

			$35,526,188

Total Corporate Bonds & Notes (identified cost $430,839,193)			$420,306,509

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.18%, 4/15/25(8)(9)		$7,000	$6,784,820
Series 2013-14A, Class E, 5.08%, 4/15/25(8)(9)		3,500	3,122,238
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.179%, 10/17/24(8)(9)		3,000	2,837,559
Series 2013-3A, Class E, 5.579%, 10/17/24(8)(9)		3,000	2,752,449
Avery Point II CLO, Ltd.
Series 2013-2A, Class D, 4.129%, 7/17/25(8)(9)		3,330	3,165,941
Series 2013-2A, Class E, 4.929%, 7/17/25(8)(9)		3,330	2,931,485
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(8)(9)		5,600	5,444,757
Series 2013-IA, Class E, 5.096%, 4/20/25(8)(9)		3,525	3,169,010
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(8)(9)		3,500	3,009,443
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.08%, 7/15/25(8)(9)		3,000	2,902,902
Series 2013-3A, Class D, 5.28%, 7/15/25(8)(9)		2,400	2,176,843
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 3.826%, 8/15/25(8)(9)		1,400	1,319,489
Series 2013-28A, Class B2L, 4.526%, 8/15/25(8)(9)		925	796,194

18

Security	Principal Amount (000’s omitted)	Value
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.196%, 7/20/26(8)(9)	$3,250	$3,167,343
Series 2014-12A, Class E, 5.796%, 7/20/26(8)(9)	3,250	2,814,935
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(8)(9)	6,950	6,686,095
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.429%, 10/17/22(8)(9)	2,000	1,992,391
Wind River CLO, Ltd.
Series 2014-2A, Class E, 5.93%, 7/15/26(8)(9)	800	685,866

Total Asset-Backed Securities (identified cost $56,866,980)		$55,759,760

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$30,049,021

		$30,049,021

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$2,964,951

		$2,964,951

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(12)	65,471,595	$333,905
RCS Capital Corp.(3)(11)(12)	421,149	3,158,618

		$3,492,523

Energy — 0.0%(10)
Contura Energy, Inc.(11)(12)	159,634	$2,394,510

		$2,394,510

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$1,790,602

		$1,790,602

Lodging and Casinos — 0.0%(10)
Affinity Gaming, LLC(11)(12)	206,125	$2,885,753

		$2,885,753

Nonferrous Metals/Minerals — 0.0%(10)
Alpha National Resources Holdings, Inc., Class A, PFC Shares(11)(12)	118,586	$47,434
ANR, Inc., Class A, PFC Shares(11)(12)	118,586	177,879
ASP United/GHX Holding, LLC(3)(11)(12)	2,816	0
Warrior Met Coal, LLC, Class A(11)(12)	14,808	1,554,840

		$1,780,153

Oil and Gas — 0.0%(10)
Southcross Holdings Group, LLC(3)(11)(12)	1,281	$0
Southcross Holdings L.P., Class A(11)(12)	1,281	496,388

		$496,388

Publishing — 0.3%
ION Media Networks, Inc.(3)(11)(12)	28,605	$16,227,617
MediaNews Group, Inc.(3)(11)(12)	162,730	5,370,088
Nelson Education, Ltd.(3)(11)(12)	32,751	0

		$21,597,705

Total Common Stocks (identified cost $21,245,216)		$67,451,606

19

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	72,851	$200,340

Total Convertible Preferred Stocks (identified cost $5,141,580)		$200,340

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(11)(12)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Short-Term Investments — 8.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$676,766	$676,765,881

Total Short-Term Investments (identified cost $676,765,881)		$676,765,881

Total Investments — 99.1% (identified cost $8,676,514,772)		$8,308,751,606

Less Unfunded Loan Commitments — (0.4)%		$(31,682,020)

Net Investments — 98.7% (identified cost $8,644,832,752)		$8,277,069,586

Other Assets, Less Liabilities — 1.3%		$106,589,169

Net Assets — 100.0%		$8,383,658,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

20

(7)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $299,027,019 or 3.6% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Amount is less than 0.05%.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $860,331.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,241,267	CAD	14,602,856	State Street Bank and Trust Company	8/31/16	$54,733	$—
USD	51,154,420	EUR	45,595,426	State Street Bank and Trust Company	8/31/16	122,443	—
USD	27,882,127	GBP	19,014,128	JPMorgan Chase Bank, N.A.	8/31/16	2,706,554	—
EUR	1,039,000	USD	1,146,106	State Street Bank and Trust Company	9/30/16	18,388	—
USD	57,973,299	EUR	52,235,162	HSBC Bank USA, N.A.	9/30/16	—	(571,009)
USD	23,905,483	GBP	17,910,754	Goldman Sachs International	9/30/16	177,257	—
USD	55,124,013	EUR	49,955,606	Goldman Sachs International	10/31/16	—	(939,450)
USD	54,448,336	GBP	41,424,795	State Street Bank and Trust Company	10/31/16	—	(460,828)

						$3,079,375	$(1,971,287)

Abbreviations:

DIP	-	Debtor In Possession

PFC Shares	-	Preference Shares

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,645,117,690

Gross unrealized appreciation	$90,278,294
Gross unrealized depreciation	(458,326,398)

Net unrealized depreciation	$(368,048,104)

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,079,375 and $1,971,287, respectively.

21

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended July 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$ 30,049,021	$ —	$ —

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,033,492,793	$23,092,697	$7,056,585,490
Corporate Bonds & Notes	—	420,034,671	271,838	420,306,509
Asset-Backed Securities	—	55,759,760	—	55,759,760
Common Stocks	—	12,312,357	55,139,249	67,451,606
Convertible Preferred Stocks	—	—	200,340	200,340
Warrants	—	—	0	0
Short-Term Investments	—	676,765,881	—	676,765,881
Total Investments	$—	$8,198,365,462	$78,704,124	$8,277,069,586
Forward Foreign Currency Exchange Contracts	$—	$3,079,375	$—	$3,079,375
Total	$—	$8,201,444,837	$78,704,124	$8,280,148,961

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,971,287)	$—	$(1,971,287)
Total	$—	$(1,971,287)	$—	$(1,971,287)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance

Global Income Builder Fund

July 31, 2016 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $385,404,634 and the Fund owned 97.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 62.3%

Security	Shares	Value
Aerospace & Defense — 1.8%
CAE, Inc.	189,381	$2,526,724
United Technologies Corp.	42,050	4,526,682

		$7,053,406

Banks — 4.6%
DBS Group Holdings, Ltd.	117,272	$1,355,763
JPMorgan Chase & Co.	77,947	4,986,270
Mitsubishi UFJ Financial Group, Inc.	663,770	3,355,705
U.S. Bancorp	52,746	2,224,299
Wells Fargo & Co.	132,660	6,363,700

		$18,285,737

Beverages — 2.8%
Anheuser-Busch Inbev SA/NV	27,144	$3,506,791
Constellation Brands, Inc., Class A	17,200	2,831,636
Diageo PLC	159,186	4,561,740

		$10,900,167

Biotechnology — 3.1%
Celgene Corp.(1)	36,517	$4,096,842
Gilead Sciences, Inc.	36,309	2,885,476
Shire PLC	83,274	5,379,702

		$12,362,020

Capital Markets — 0.5%
Credit Suisse Group AG	105,484	$1,213,036
Credit Suisse Group AG(2)	70,297	808,396

		$2,021,432

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	201,240	$2,058,627

		$2,058,627

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	115,636	$5,494,994

		$5,494,994

Electric Utilities — 1.8%
American Electric Power Co., Inc.	37,270	$2,582,811
NextEra Energy, Inc.	33,483	4,295,534

		$6,878,345

Electrical Equipment — 0.7%
Legrand SA	47,656	$2,629,537

		$2,629,537

Electronic Equipment, Instruments & Components — 1.3%
Keyence Corp.	7,348	$5,183,083

		$5,183,083

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	26,087	$2,100,525

		$2,100,525

Food Products — 0.5%
Kerry Group PLC, Class A	23,741	$2,031,392

		$2,031,392

1

Security	Shares	Value
Health Care Equipment & Supplies — 1.0%
Medtronic PLC	43,520	$3,813,658

		$3,813,658

Hotels, Restaurants & Leisure — 0.4%
Accor SA	36,501	$1,528,084

		$1,528,084

Household Durables — 1.2%
Newell Brands, Inc.	88,869	$4,662,068

		$4,662,068

Household Products — 0.8%
Reckitt Benckiser Group PLC	32,055	$3,108,055

		$3,108,055

Insurance — 3.3%
AIA Group, Ltd.	504,333	$3,141,586
Chubb, Ltd.	36,991	4,633,493
Prudential PLC	109,592	1,931,938
St. James’s Place PLC	262,899	3,217,467

		$12,924,484

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	4,709	$3,573,236

		$3,573,236

Internet Software & Services — 4.3%
Alphabet, Inc., Class C(1)	14,015	$10,774,592
Facebook, Inc., Class A(1)	48,124	5,964,488

		$16,739,080

IT Services — 1.6%
Visa, Inc., Class A	78,538	$6,129,891

		$6,129,891

Machinery — 2.2%
Fortive Corp.(1)	39,868	$1,922,036
Komatsu, Ltd.	83,248	1,617,654
Kubota Corp.	313,243	4,537,995
Melrose Industries PLC	83,023	751,879

		$8,829,564

Media — 1.4%
Time Warner, Inc.	73,541	$5,636,918

		$5,636,918

Multi-Utilities — 0.4%
National Grid PLC	114,100	$1,636,060

		$1,636,060

Multiline Retail — 0.4%
Dollar General Corp.	17,748	$1,681,446

		$1,681,446

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	68,613	$3,741,467
Chevron Corp.	26,817	2,748,206
Occidental Petroleum Corp.	39,735	2,969,397
Royal Dutch Shell PLC, Class B	211,566	5,627,384

		$15,086,454

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	46,966	$4,363,141

		$4,363,141

2

Security	Shares	Value
Pharmaceuticals — 7.4%
Allergan PLC(1)	22,068	$5,582,101
Bayer AG	25,519	2,743,237
Eli Lilly & Co.	57,541	4,769,573
Johnson & Johnson	40,294	5,046,018
Novo Nordisk A/S, Class B	72,124	4,101,424
Roche Holding AG PC	12,999	3,318,228
Teva Pharmaceutical Industries, Ltd. ADR	69,431	3,714,559

		$29,275,140

Professional Services — 1.1%
Verisk Analytics, Inc.(1)	49,672	$4,236,028

		$4,236,028

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	14,116	$1,634,209
Equity Residential	76,965	5,232,851

		$6,867,060

Road & Rail — 1.4%
Union Pacific Corp.	59,194	$5,508,002

		$5,508,002

Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV	40,419	$4,438,031
Infineon Technologies AG	94,422	1,565,326

		$6,003,357

Specialty Retail — 2.2%
Industria de Diseno Textil SA	90,083	$3,115,407
Lowe’s Cos., Inc.	67,698	5,570,191

		$8,685,598

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	21,071	$2,195,809

		$2,195,809

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	19,439	$3,328,779
NIKE, Inc., Class B	39,988	2,219,334
Pandora A/S	15,646	2,037,909

		$7,586,022

Tobacco — 1.1%
Reynolds American, Inc.	86,848	$4,347,611

		$4,347,611

Trading Companies & Distributors — 0.5%
Brenntag AG	38,185	$1,896,879

		$1,896,879

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC	764,992	$2,323,955

		$2,323,955

Total Common Stocks (identified cost $228,512,127)		$245,636,865

Preferred Stocks — 4.2%

Security	Shares	Value
Banks — 2.3%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,058,491
CoBank ACB, Series F, 6.25% to 10/1/22(3)	8,600	894,400
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)	1,115	120,699

3

Security	Shares	Value
Farm Credit Bank of Texas, Series 1, 10.00%	230	$276,575
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	576,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	15,030	406,561
KeyCorp, Series A, 7.75% (Convertible)	6,109	824,715
Regions Financial Corp., Series A, 6.375%	18,416	495,759
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	780,708
SunTrust Banks, Inc., Series E, 5.875%	34,002	901,818
Texas Capital Bancshares, Inc., 6.50%	20,005	511,728
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	381,620
Webster Financial Corp., Series E, 6.40%	20,335	539,742
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,184,821

		$8,953,637

Capital Markets — 0.0%(4)
KKR & Co., LP, Series A, 6.75%	7,197	$196,622

		$196,622

Consumer Finance — 0.2%
Capital One Financial Corp., Series B, 6.00%	9,022	$235,655
SLM Corp., Series B, 2.353%(5)	10,280	516,570

		$752,225

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$789,375

		$789,375

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$156,179
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	238,147
Southern Co. (The), 6.25%	22,549	631,372

		$1,025,698

Food Products — 0.1%
Dairy Farmers of America, 7.875%(6)	4,700	$499,375
Ocean Spray Cranberries, Inc., 6.25%(6)	540	48,600

		$547,975

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	31,751	$841,163

		$841,163

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$242,701

		$242,701

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$746,644

		$746,644

Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%	25,300	$652,993
DDR Corp., Series K, 6.25%	6,500	168,886
Vornado Realty Trust, Series K, 5.70%	21,500	558,570

		$1,380,449

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$962,000

		$962,000

Total Preferred Stocks (identified cost $15,679,784)		$16,438,489

4

Corporate Bonds & Notes — 29.4%
Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.3%
TransDigm, Inc., 6.00%, 7/15/22		1,000	$1,040,000
TransDigm, Inc., 6.375%, 6/15/26(6)		175	180,687

			$1,220,687

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$881,749
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(6)		205	215,762
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	914,008

			$2,011,519

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$473,885

			$473,885

Banks — 2.7%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(6)(8)		200	$217,841
Banco do Brasil SA, 9.00% to 6/18/24(3)(6)(8)		304	246,392
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(8)		1,018	1,065,622
Barclays PLC, 8.25% to 12/15/18(3)(8)		399	407,479
BNP Paribas SA, 7.375% to 8/19/25(3)(6)(8)		835	852,744
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(6)		430	392,913
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(8)		558	601,942
Credit Agricole SA, 7.875% to 1/23/24(3)(6)(8)		327	325,365
Deutsche Bank AG, 7.50% to 4/30/25(3)(8)		520	440,050
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)(8)		460	446,660
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(8)		135	152,199
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(8)		353	375,945
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(8)		1,268	1,308,576
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(6)(8)		335	368,500
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(8)		1,033	1,033,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(8)		550	547,937
Societe Generale SA, 8.25% to 11/29/18(3)(7)(8)		854	872,147
Standard Chartered PLC, 7.014% to 7/30/37(3)(6)(8)		249	266,430
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(8)		88	85,580
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(8)		619	654,592

			$10,661,914

Building Products — 0.8%
Builders FirstSource, Inc., 7.625%, 6/1/21(6)		203	$215,281
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(6)		1,000	1,055,000
Standard Industries, Inc., 5.125%, 2/15/21(6)		60	63,000
Standard Industries, Inc., 5.50%, 2/15/23(6)		115	120,463
Standard Industries, Inc., 6.00%, 10/15/25(6)		500	543,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	621,000
USG Corp., 5.875%, 11/1/21(6)		500	527,500

			$3,145,994

Capital Markets — 0.6%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,061,250
Morgan Stanley, Series J, 5.55% to 7/15/20(3)(8)		570	577,837
UBS Group AG, 6.875% to 8/7/25(3)(7)(8)		833	820,505

			$2,459,592

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,313
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	117,562
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(6)		105	107,888

			$256,763

5

Security	Principal Amount* (000’s omitted)		Value
Chemicals — 0.8%
INEOS Group Holdings SA, 5.375%, 8/1/24(7)(9)	EUR	1,210	$1,341,618
Platform Specialty Products Corp., 6.50%, 2/1/22(6)		1,000	872,500
Tronox Finance, LLC, 7.50%, 3/15/22(6)		15	11,981
Valvoline, Inc., 5.50%, 7/15/24(6)		45	47,081
W.R. Grace & Co., 5.125%, 10/1/21(6)		750	795,000

			$3,068,180

Commercial Services & Supplies — 1.3%
Clean Harbors, Inc., 5.125%, 6/1/21		400	$409,500
Covanta Holding Corp., 5.875%, 3/1/24		500	497,500
Covanta Holding Corp., 6.375%, 10/1/22		35	36,313
GFL Environmental, Inc., 9.875%, 2/1/21(6)		450	490,500
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	968,066
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(6)		415	444,050
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	577,500
Team Health, Inc., 7.25%, 12/15/23(6)		500	546,250
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	1,032,929

			$5,002,608

Communications Equipment — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(6)		605	$639,788

			$639,788

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$612,562
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	914,322

			$1,526,884

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 5/15/24(7)	EUR	945	$1,111,317
Ball Corp., 4.375%, 12/15/23	EUR	450	560,338
Horizon Holdings I SASU, 7.25%, 8/1/23(7)	EUR	850	1,026,443
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(6)		140	144,550
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	517,500
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(6)		165	174,694

			$3,534,842

Distributors — 0.2%
HD Supply, Inc., 5.75%, 4/15/24(6)		65	$69,378
LKQ Italia Bondco SpA, 3.875%, 4/1/24(7)	EUR	600	711,048

			$780,426

Diversified Financial Services — 0.9%
Argos Merger Sub, Inc., 7.125%, 3/15/23(6)		500	$524,375
Arrow Global Finance PLC, 4.75%, 5/1/23(5)(7)	EUR	1,270	1,426,960
Cadence Financial Corp., 4.875%, 6/28/19(6)		508	467,360
CIT Group, Inc., 5.25%, 3/15/18		500	521,250
Leucadia National Corp., 6.625%, 10/23/43		494	481,033
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(6)		277	175,895

			$3,596,873

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 5.80%, 3/15/22		500	$513,125
CenturyLink, Inc., 7.50%, 4/1/24		100	107,000
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(6)		445	484,494

			$1,104,619

Electric Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24		550	$571,312
AES Corp. (The), 6.00%, 5/15/26		175	184,625
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(6)		515	554,912
Dynegy, Inc., 7.375%, 11/1/22		550	543,125
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)		940	1,014,970

6

Security	Principal Amount* (000’s omitted)		Value
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(6)		995	$1,155,444
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(3)		90	88,425
NRG Energy, Inc., 7.25%, 5/15/26(6)		235	242,344
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	513,750
Southern Water Greensand Financing PLC, 8.50%, 4/15/19(7)	GBP	200	300,311

			$5,169,218

Electronic Equipment, Instruments & Components — 0.5%
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(6)		215	$244,831
Senvion Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	998,343
Zebra Technologies Corp., 7.25%, 10/15/22		750	804,375

			$2,047,549

Energy Equipment & Services — 0.0%(4)
Abengoa Finance S.A.U., 7.75%, 2/1/20(6)(10)		467	$26,853

			$26,853

Food Products — 0.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(6)		265	$282,225
Dean Foods Co., 6.50%, 3/15/23(6)		1,000	1,060,000
Fresh Market, Inc. (The), 9.75%, 5/1/23(6)		175	162,750
Land O’ Lakes, Inc., 8.00%(6)(8)		875	925,312
Post Holdings, Inc., 5.00%, 8/15/26(6)(9)		260	259,838
TreeHouse Foods, Inc., 6.00%, 2/15/24(6)		180	194,400
US Foods, Inc., 5.875%, 6/15/24(6)		395	414,750

			$3,299,275

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(6)		1,000	$1,065,520

			$1,065,520

Health Care Equipment & Supplies — 2.6%
Alere, Inc., 6.375%, 7/1/23(6)		1,035	$1,041,469
Alere, Inc., 6.50%, 6/15/20		40	39,500
AmSurg Corp., 5.625%, 7/15/22		1,000	1,053,750
Centene Corp., 5.625%, 2/15/21		90	95,288
Centene Corp., 6.125%, 2/15/24		340	366,139
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	979,522
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		435	376,275
HCA, Inc., 5.875%, 2/15/26		750	804,375
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(6)		750	797,475
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(6)		320	345,802
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(6)		600	579,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(6)		1,010	1,080,700
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(6)		1,020	1,065,900
Synlab Bondco PLC, 6.25%, 7/1/22(7)	EUR	850	1,016,821
Teleflex, Inc., 4.875%, 6/1/26		40	41,000
Tenet Healthcare Corp., 6.75%, 6/15/23		600	579,750

			$10,262,766

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		70	$72,493
MEDNAX, Inc., 5.25%, 12/1/23(6)		500	522,500

			$594,993

Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(6)		1,000	$1,051,250
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(6)		95	101,982
MGM Resorts International, 6.00%, 3/15/23		550	596,409
Scientific Games International, Inc., 10.00%, 12/1/22		105	93,844

			$1,843,485

7

Security	Principal Amount* (000’s omitted)		Value
Household Products — 0.8%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$980,948
Central Garden & Pet Co., 6.125%, 11/15/23		500	532,500
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	855,318
Spectrum Brands, Inc., 5.75%, 7/15/25		500	543,750
Tempur Sealy International, Inc., 5.50%, 6/15/26(6)		175	177,516

			$3,090,032

Insurance — 0.5%
Genworth Financial, Inc., 7.625%, 9/24/21		147	$124,583
Hub International, Ltd., 7.875%, 10/1/21(6)		500	502,500
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)		450	434,812
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(8)		1,264	875,320

			$1,937,215

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24(6)		505	$541,612
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	488,250

			$1,029,862

IT Services — 0.2%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$955,423

			$955,423

Machinery — 0.0%(4)
Cloud Crane, LLC, 10.125%, 8/1/24(6)		125	$129,063

			$129,063

Media — 2.0%
Acosta, Inc., 7.75%, 10/1/22(6)		585	$538,200
Altice Luxembourg SA, 7.25%, 5/15/22(7)	EUR	546	619,652
Altice Luxembourg SA, 7.75%, 5/15/22(6)		200	203,630
Altice US Finance I Corp., 5.50%, 5/15/26(6)		200	207,500
Cablevision Systems Corp., 8.00%, 4/15/20		70	73,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(6)		1,130	1,209,100
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(6)		10	9,994
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(6)		420	434,700
CSC Holdings, LLC, 6.75%, 11/15/21		500	532,500
DISH DBS Corp., 7.75%, 7/1/26(6)		195	202,678
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(6)		240	252,600
MDC Partners, Inc., 6.50%, 5/1/24(6)		265	257,712
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	400	456,815
Sirius XM Radio, Inc., 5.875%, 10/1/20(6)		500	518,750
Sirius XM Radio, Inc., 6.00%, 7/15/24(6)		500	533,125
Tribune Media Co., 5.875%, 7/15/22		500	512,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	991,876
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(6)		200	201,750

			$7,756,232

Metals & Mining — 0.3%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(6)		605	$674,575
Eldorado Gold Corp., 6.125%, 12/15/20(6)		45	45,338
Freeport-McMoRan, Inc., 3.10%, 3/15/20		45	41,949
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	30,277
Freeport-McMoRan, Inc., 4.55%, 11/14/24		150	129,375
New Gold, Inc., 6.25%, 11/15/22(6)		85	86,912
Teck Resources, Ltd., 3.00%, 3/1/19		15	14,438
Teck Resources, Ltd., 8.00%, 6/1/21(6)		125	133,750
Teck Resources, Ltd., 8.50%, 6/1/24(6)		130	141,700
United States Steel Corp., 8.375%, 7/1/21(6)		100	109,375

			$1,407,689

8

Security	Principal Amount* (000’s omitted)		Value
Multi-Utilities — 0.0%(4)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)		114	$117,420

			$117,420

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20		500	$522,500
Dollar Tree, Inc., 5.75%, 3/1/23		330	357,225

			$879,725

Oil, Gas & Consumable Fuels — 2.6%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		1,000	$1,058,750
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		40	41,450
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		105	110,119
Antero Resources Corp., 5.375%, 11/1/21		1,000	962,500
Canbriam Energy, Inc., 9.75%, 11/15/19(6)		260	264,550
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(6)		170	178,287
Chesapeake Energy Corp., 8.00%, 12/15/22(6)		105	95,025
Continental Resources, Inc., 4.50%, 4/15/23		145	131,950
Denbury Resources, Inc., 9.00%, 5/15/21(6)		100	100,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(6)		40	39,600
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(6)		500	508,750
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(6)		55	55,138
Gulfport Energy Corp., 6.625%, 5/1/23		750	759,375
Memorial Resource Development Corp., 5.875%, 7/1/22		1,035	1,037,805
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	528,750
Newfield Exploration Co., 5.625%, 7/1/24		65	64,512
Oasis Petroleum, Inc., 6.50%, 11/1/21		50	42,250
Oasis Petroleum, Inc., 6.875%, 3/15/22		45	39,488
Oasis Petroleum, Inc., 6.875%, 1/15/23		135	114,581
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(6)(8)(10)		783	46,980
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(6)		110	111,237
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(6)		30	30,900
Precision Drilling Corp., 6.625%, 11/15/20		30	27,897
Rice Energy, Inc., 7.25%, 5/1/23		80	80,600
Sabine Pass LNG, L.P., 7.50%, 11/30/16		1,000	1,016,875
Seven Generations Energy, Ltd., 6.75%, 5/1/23(6)		25	25,375
Seven Generations Energy, Ltd., 8.25%, 5/15/20(6)		1,000	1,035,000
SM Energy Co., 5.625%, 6/1/25		85	70,975
SM Energy Co., 6.125%, 11/15/22		135	115,087
Southwestern Energy Co., 4.10%, 3/15/22		85	75,650
Southwestern Energy Co., 5.80%, 1/23/20		175	171,500
Southwestern Energy Co., 6.70%, 1/23/25		50	48,750
Southwestern Energy Co., 7.50%, 2/1/18		17	17,918
United Rentals North America, Inc., 7.625%, 4/15/22		1,000	1,073,180
Whiting Petroleum Corp., 5.75%, 3/15/21		25	21,063
WPX Energy, Inc., 7.50%, 8/1/20		95	94,050

			$10,196,417

Paper & Forest Products — 0.2%
Lecta SA, 6.50%, 8/1/23(7)	EUR	890	$994,284

			$994,284

Personal Products — 0.0%(4)
Revlon Escrow Corp., 6.25%, 8/1/24(6)(9)		125	$126,875

			$126,875

Pharmaceuticals — 0.3%
NBTY, Inc., 7.625%, 5/15/21(6)		360	$368,100
PRA Holdings, Inc., 9.50%, 10/1/23(6)		55	61,463
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(6)		695	582,062
Vizient, Inc., 10.375%, 3/1/24(6)		50	56,500

			$1,068,125

9

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 0.8%
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	$20,162
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(6)		60	60,900
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25		140	143,457
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,020	1,050,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		1,000	1,045,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	111,235
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	211,025
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	119,688
Williams Cos., Inc. (The), 5.75%, 6/24/44		145	133,762
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23		205	203,952
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24		120	119,935

			$3,219,716

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(6)		160	$160,400
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(6)		35	37,341

			$197,741

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(6)		1,000	$1,065,000

			$1,065,000

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(6)		80	$72,200
Micron Technology, Inc., 7.50%, 9/15/23(6)		120	131,513
Microsemi Corp., 9.125%, 4/15/23(6)		575	655,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(6)		200	207,500

			$1,066,713

Software — 0.5%
Cengage Learning, Inc., 9.50%, 6/15/24(6)		355	$373,194
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(6)		20	21,300
Infor (US), Inc., 5.75%, 8/15/20(6)		160	169,400
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(6)		545	590,987
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	807,937

			$1,962,818

Specialty Retail — 0.5%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$1,034,640
Hot Topic, Inc., 9.25%, 6/15/21(6)		750	792,187

			$1,826,827

Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(6)		45	$47,093
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(6)		135	143,207
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(6)		205	214,487
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(6)		355	381,565
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(6)		215	231,664
Seagate HDD Cayman, 4.75%, 1/1/25		510	446,635
Western Digital Corp., 7.375%, 4/1/23(6)		590	643,838
Western Digital Corp., 10.50%, 4/1/24(6)		475	536,750

			$2,645,239

Telecommunications — 1.9%
Avaya, Inc., 9.00%, 4/1/19(6)		400	$306,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(6)(8)		757	709,687
eircom Finance DAC, 4.50%, 5/31/22(7)	EUR	276	312,394
Hughes Satellite Systems Corp., 5.25%, 8/1/26(6)		125	125,000
Hughes Satellite Systems Corp., 6.625%, 8/1/26(6)		125	124,375
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(6)		200	192,000
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	400	487,448
Level 3 Financing, Inc., 5.25%, 3/15/26(6)		90	94,387
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	941,197

10

Security	Principal Amount* (000’s omitted)		Value
Neptune Finco Corp., 10.875%, 10/15/25(6)		500	$586,250
Play Topco SA, 7.75%, 2/28/20(7)(11)	EUR	850	971,920
Sprint Corp., 7.875%, 9/15/23		1,800	1,652,634
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,103,976

			$7,607,268

Textiles, Apparel & Luxury Goods — 0.4%
BiSoho SAS, 5.875%, 5/1/23(7)	EUR	450	$525,696
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(7)	EUR	965	1,124,723

			$1,650,419

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(6)		235	$241,275

			$241,275

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(6)		245	$246,225
XPO Logistics, Inc., 6.50%, 6/15/22(6)		500	497,500

			$743,725

Total Corporate Bonds & Notes (identified cost $112,603,671)			$115,709,336

Senior Floating-Rate Loans — 0.5%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Health Care — 0.3%
MPH Acquisition Holdings, LLC
Term Loan, Maturing June 7, 2023(13)		$1,000	$1,010,313

			$1,010,313

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC
Term Loan, Maturing May 4, 2022(13)		$1,000	$1,006,500

			$1,006,500

Total Senior Floating-Rate Loans (identified cost $2,016,250)			$2,016,813

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Health Care — 0.1%
Hologic, Inc., 0.00%, 12/15/43		$400	$493,500

			$493,500

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(6)		$300	$291,000

			$291,000

Total Convertible Bonds (identified cost $777,238)			$784,500

11

Exchange-Traded Funds — 1.2%

Security	Shares	Value
iShares U.S. Preferred Stock ETF	117,000	$4,711,590

Total Exchange-Traded Funds (identified cost $4,520,378)		$4,711,590

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$9,199	$9,199,097

Total Short-Term Investments (identified cost $9,199,097)		$9,199,097

Total Investments — 100.1% (identified cost $373,308,545)		$394,496,690

Other Assets, Less Liabilities — (0.1)%		$(302,574)

Net Assets — 100.0%		$394,194,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $46,058,791 or 11.7% of the Portfolio’s net assets.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $27,042,328 or 6.9% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

12

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $22,470.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	62.7%	$247,502,210
United Kingdom	7.1	28,072,801
Japan	5.1	20,189,431
France	2.9	11,545,610
Netherlands	2.7	10,757,409
Germany	2.6	10,144,236
Ireland	2.5	9,710,125
Canada	2.0	7,913,404
Switzerland	1.6	6,160,165
Denmark	1.6	6,139,333
Luxembourg	1.3	5,132,937
Israel	0.9	3,714,559
Belgium	0.9	3,506,791
Spain	0.8	3,142,260
Hong Kong	0.8	3,141,586
Australia	0.8	2,951,043
Italy	0.7	2,847,440
Singapore	0.3	1,355,763
Croatia	0.3	1,065,520
Sweden	0.3	1,032,929
Poland	0.2	971,920
New Zealand	0.2	836,744
Colombia	0.2	709,687
Brazil	0.2	686,285
Chile	0.1	554,912
Exchange-Traded Funds	1.2	4,711,590

Total Investments	100.0%	$394,496,690

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,982,374

Gross unrealized appreciation	$30,542,341
Gross unrealized depreciation	(10,028,025)

Net unrealized appreciation	$20,514,316

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

13

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,343,193	$10,010,179		$—	$33,353,372
Consumer Staples	11,542,388	13,207,978		—	24,750,366
Energy	11,559,595	5,627,384		—	17,186,979
Financials	25,074,822	15,023,891		—	40,098,713
Health Care	29,908,227	15,542,591		—	45,450,818
Industrials	18,719,472	13,492,571		—	32,212,043
Information Technology	25,064,780	11,186,440		—	36,251,220
Telecommunication Services	—	7,818,949		—	7,818,949
Utilities	6,878,345	1,636,060		—	8,514,405
Total Common Stocks	$152,090,822	$93,546,043	*	$—	$245,636,865
Preferred Stocks
Consumer Staples	$—	$547,975		$—	$547,975
Energy	—	746,644		—	746,644
Financials	7,767,752	5,266,556		—	13,034,308
Industrials	—	841,163		—	841,163
Utilities	1,112,220	156,179		—	1,268,399
Total Preferred Stocks	$8,879,972	$7,558,517		$—	$16,438,489
Corporate Bonds & Notes	$—	$115,709,336		$—	$115,709,336
Senior Floating-Rate Loans	—	2,016,813		—	2,016,813
Convertible Bonds	—	784,500		—	784,500
Exchange-Traded Funds	4,711,590	—		—	4,711,590
Short-Term Investments	—	9,199,097		—	9,199,097
Total Investments	$165,682,384	$228,814,306		$—	$394,496,690

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2016 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $1,638,890,526 and the Fund owned 76.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 80.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	35,861	$42,807,888

Total Albania			$42,807,888

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,354	$1,324,860

Total Angola			$1,324,860

Argentina — 2.8%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	28,741	$29,962,493
Republic of Argentina, 0.75%, 2/22/17	USD	6,889	6,698,519
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	6,926,791
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,297,502
Republic of Argentina, 1.75%, 10/28/16	USD	6,589	6,526,602
Republic of Argentina, 2.40%, 3/18/18	USD	4,781	4,495,661

Total Argentina			$60,907,568

Armenia — 1.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$29,489,278

Total Armenia			$29,489,278

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$864,514
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,356,418
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,254,565
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,160,611
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	488,858

Total Bangladesh			$6,124,966

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$16,799,365
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,537,565
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,125,340

Total Barbados			$21,462,270

Belarus — 2.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	43,519	$45,764,580

Total Belarus			$45,764,580

Croatia — 0.6%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	11,056	$12,097,950

Total Croatia			$12,097,950

1

Security	Principal Amount (000’s omitted)		Value
Cyprus — 4.4%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	24,166	$27,177,814
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	25,689	29,490,019
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	32,779	37,999,209

Total Cyprus			$94,667,042

Dominican Republic — 4.1%
Dominican Republic, 8.625%, 4/20/27(1)	USD	4,402	$5,359,435
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	4,620,431
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,265,400	28,037,941
Dominican Republic, 13.50%, 8/4/17(1)	DOP	24,000	542,101
Dominican Republic, 14.00%, 6/8/18(1)	DOP	707,100	16,552,565
Dominican Republic, 15.00%, 4/5/19(1)	DOP	424,900	10,439,397
Dominican Republic, 15.00%, 4/5/19(2)	DOP	75,000	1,842,680
Dominican Republic, 15.95%, 6/4/21(1)	DOP	173,900	4,627,127
Dominican Republic, 16.00%, 2/10/17(1)	DOP	338,800	7,609,763
Dominican Republic, 16.00%, 7/10/20(1)	DOP	226,200	5,884,986
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,728,183

Total Dominican Republic			$88,244,609

Ecuador — 3.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$34,391,332
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	19,553	17,059,993
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,399,327
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	10,830	10,891,785

Total Ecuador			$68,742,437

El Salvador — 1.2%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,138	$2,138,000
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	13,654	13,927,080
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	4,978	5,202,010
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	1,770	1,964,700
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	2,818	3,127,980

Total El Salvador			$26,359,770

Georgia — 0.4%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	$1,066,567
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	478,040
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	284,468
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,352	1,095,316
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,978,390
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	989,232

Total Georgia			$7,892,013

Honduras — 1.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,224	$4,783,680
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	17,410	20,304,413

Total Honduras			$25,088,093

2

Security	Principal Amount (000’s omitted)		Value
Iceland — 4.4%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$623,635
Republic of Iceland, 6.25%, 2/5/20	ISK	3,239,714	24,648,035
Republic of Iceland, 6.50%, 1/24/31	ISK	1,340,171	10,827,839
Republic of Iceland, 7.25%, 10/26/22	ISK	2,870,866	20,689,541
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	24,714,415
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,362,835

Total Iceland			$93,866,300

Indonesia — 2.9%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	117,512,000	$9,887,148
Indonesia Government Bond, 8.75%, 5/15/31	IDR	599,102,000	52,212,641

Total Indonesia			$62,099,789

Iraq — 2.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	68,917	$51,946,189

Total Iraq			$51,946,189

Kenya — 1.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,558,328
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	810,869
Republic of Kenya, 5.875%, 6/24/19(1)	USD	5,986	6,029,099
Republic of Kenya, 6.875%, 6/24/24(1)	USD	18,943	18,050,785
Republic of Kenya, 6.875%, 6/24/24(2)	USD	2,888	2,751,975

Total Kenya			$31,201,056

Lebanon — 0.4%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	$1,617,249
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	3,046,180	2,032,134
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	966,230	644,837
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	6,520,340	4,326,848

Total Lebanon			$8,621,068

Macedonia — 4.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	22,932	$24,871,924
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	37,154,958
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	21,098	23,852,934
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	16,998,240

Total Macedonia			$102,878,056

Mongolia — 3.3%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	38,207	$37,442,860
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,362,200
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	12,182	11,060,440
Mongolia International Bond, 10.875%, 4/6/21(1)	USD	8,911	9,948,303
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	10,020	11,109,675

Total Mongolia			$70,923,478

3

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	15,952	$12,157,945
New Zealand Government Bond, 2.50%, 9/20/35(1)(3)	NZD	24,611	20,469,853
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	23,603	20,308,598

Total New Zealand			$52,936,396

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	20,850	$21,011,588

Total Nigeria			$21,011,588

Russia — 6.1%
Russia Government Bond, 8.50%, 9/17/31	RUB	8,587,543	$130,993,150

Total Russia			$130,993,150

Rwanda — 0.9%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,241,870

Total Rwanda			$18,241,870

Serbia — 7.8%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	21,996	$25,493,364
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	6,764,300	61,148,824
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,056,964
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,101,743
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,926,486
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	55,117,084

Total Serbia			$166,844,465

Sri Lanka — 8.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	3,183	$3,295,984
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	6,899	6,997,545
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,612	1,703,283
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	22,433	23,706,701
Republic of Sri Lanka, 6.85%, 11/3/25(2)	USD	1,630	1,722,548
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	32,068,256
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	746,253
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,358,436
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,682,358
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,299,740	14,654,013
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,530,795
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	11,192,595
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,666,649
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	162,930	1,096,248
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,269,000	8,497,060
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,050,000	6,945,721
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	663,720	4,405,708
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,617,870	10,167,913
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	343,000	2,098,087
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,906,973
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,560,260	9,907,405

Total Sri Lanka			$183,350,531

4

Security	Principal Amount (000’s omitted)		Value
Tanzania — 3.4%
United Republic of Tanzania, 6.892%, 3/9/20(1)(4)	USD	69,333	$71,586,727

Total Tanzania			$71,586,727

Thailand — 1.2%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	926,491	$25,155,021

Total Thailand			$25,155,021

Turkey — 2.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	22,986	$7,013,252
Turkey Government Bond, 9.00%, 7/24/24	TRY	67,105	21,856,043
Turkey Government Bond, 10.60%, 2/11/26	TRY	48,319	17,273,826

Total Turkey			$46,143,121

Zambia — 2.0%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	20,088	$16,023,595
Republic of Zambia, 8.50%, 4/14/24(1)	USD	4,068	3,600,180
Republic of Zambia, 8.50%, 4/14/24(2)	USD	24,608	21,778,080
Republic of Zambia, 8.97%, 7/30/27(2)	USD	2,320	2,047,400

Total Zambia			$43,449,255

Total Foreign Government Bonds (identified cost $1,681,179,376)			$1,712,221,384

Foreign Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	10,300	$10,320,600

Total Azerbaijan			$10,320,600

Georgia — 1.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,308,543
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	7,260,614
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	6,005	6,260,212

Total Georgia			$31,829,369

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	13,358	$13,458,185

Total Mongolia			$13,458,185

Total Foreign Corporate Bonds (identified cost $54,799,094)			$55,608,154

5

Sovereign Loans — 1.5%

Borrower	Principal Amount (000’s omitted)	Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(5)(7)(8)	$9,700	$9,340,723

Total Ethiopia		$9,340,723

Kenya — 0.7%
Government of Kenya,Term Loan, 6.14%, Maturing October 28, 2017(8)	$14,420	$14,383,950

Total Kenya		$14,383,950

Suriname — 0.4%
Republic of Suriname,Term Loan, 8.57%, Maturing September 30, 2017(5)(7)	$7,825	$7,878,154

Total Suriname		$7,878,154

Total Sovereign Loans (identified cost $31,182,110)		$31,602,827

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.619%, 3/15/34(9)(10)	$2,872	$689,002
Series 3572, (Interest Only), Class JS, 6.319%, 9/15/39(9)(10)	4,935	803,806
Series 3586, (Interest Only), Class GS, 5.769%, 10/15/39(9)(10)	5,908	1,169,931

		$2,662,739

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.012%, 10/25/35(9)(10)	$8,859	$1,821,039
Series 2006-56, (Interest Only), Class CS, 6.722%, 7/25/36(9)(10)	4,053	929,290
Series 2006-72, (Interest Only), Class GI, 6.092%, 8/25/36(9)(10)	12,919	2,642,642
Series 2006-96, (Interest Only), Class SM, 6.762%, 10/25/36(9)(10)	8,726	1,815,905
Series 2007-36, (Interest Only), Class SG, 6.112%, 4/25/37(9)(10)	5,990	1,206,258
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(10)	1,645	80,562
Series 2010-109, (Interest Only), Class PS, 6.112%, 10/25/40(9)(10)	6,950	1,300,033
Series 2010-147, (Interest Only), Class KS, 5.462%, 1/25/41(9)(10)	6,156	1,090,958

		$10,886,687

Total Collateralized Mortgage Obligations (identified cost $8,575,128)		$13,549,426

Common Stocks — 2.3%

Security	Shares	Value
Iceland — 1.6%
Eimskipafelag Islands HF	2,347,670	$5,148,616
Hagar HF	12,185,255	4,727,947
HB Grandi HF	14,033,996	3,580,856
Icelandair Group HF	24,048,480	5,568,140

6

Security	Shares	Value
Marel HF	3,355,689	$7,132,838
Reginn HF(11)	9,918,738	1,857,332
Reitir Fasteignafelag HF	6,968,555	4,772,862
Siminn HF(11)	73,393,840	1,912,926

Total Iceland		$34,701,517

Singapore — 0.7%
Yoma Strategic Holdings, Ltd.(11)	32,962,666	$14,278,880

Total Singapore		$14,278,880

Total Common Stocks (identified cost $49,374,513)		$48,980,397

Currency Options Purchased — 0.6%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	139,290	SEK	9.00	9/7/16	$24,138
Put CNH/Call USD	BNP Paribas	USD	60,170	CNH	6.63	9/13/16	424,138
Put CNH/Call USD	BNP Paribas	USD	54,145	CNH	6.63	10/18/16	602,146
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	60,170	CNH	6.63	9/13/16	428,832
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	52,340	CNH	6.63	10/18/16	582,073
Put CNH/Call USD	Standard Chartered Bank	USD	27,427	CNH	6.47	6/15/17	1,336,655
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	1,252,604
Put EUR/Call USD	Deutsche Bank AG	USD	51,273	USD	1.10	11/1/16	460,227
Put EUR/Call USD	Deutsche Bank AG	USD	50,423	USD	1.18	11/1/16	2,553,269
Put EUR/Call USD	Deutsche Bank AG	USD	45,370	USD	1.28	11/1/16	5,428,067
Put INR/Call USD	Deutsche Bank AG	USD	51,120	INR	68.24	9/15/16	159,597
Put INR/Call USD	Standard Chartered Bank	USD	48,565	INR	68.16	9/16/16	169,832
Put RUB/Call USD	Bank of America, N.A.	USD	14,816	RUB	110.00	11/3/16	19,483
Put RUB/Call USD	Deutsche Bank AG	USD	17,767	RUB	110.00	11/16/16	27,095
Put RUB/Call USD	Goldman Sachs International	USD	15,477	RUB	110.00	11/4/16	20,569
Put RUB/Call USD	Goldman Sachs International	USD	13,348	RUB	110.00	11/4/16	17,739

Total Currency Options Purchased (identified cost $16,629,864)							$13,506,464

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		492	JPY	21,000.00	3/12/21	$5,067,693
WTI Crude Oil Futures 12/2016	Not Applicable		715	USD	75.00	11/16/16	35,750

Total Call Options Purchased (identified cost $5,625,950)							$5,103,443

7

Short-Term Investments — 8.0%

Foreign Government Securities — 1.4%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,302,445
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,456,242

Total Georgia			$3,758,687

Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,835,912	$10,115,959
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	392,954	2,163,056
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	915,448	5,031,421

Total Iceland			$17,310,436

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	4,996,040	$3,306,218
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	3,069,703
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,394,994

Total Lebanon			$9,770,915

Total Foreign Government Securities (identified cost $31,572,673)			$30,840,038

U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/18/16(6)		$20,500	$20,498,299
U.S. Treasury Bill, 0.00%, 9/22/16(6)		35,000	34,988,695

Total U.S. Treasury Obligations (identified cost $55,475,241)			$55,486,994

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of EUR 4,827,183, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,096,285.	EUR	4,830	$5,399,942

Total Repurchase Agreements (identified cost $5,340,770)			$5,399,942

8

Other — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(12)	$79,849	$79,848,717

Total Other (identified cost $79,848,717)		$79,848,717

Total Short-Term Investments (identified cost $172,237,401)		$171,575,691

Total Investments — 96.1% (identified cost $2,019,603,436)		$2,052,147,786

Currency Options Written — (0.4)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Citibank, N.A.	USD	51,273	USD	1.10	11/1/16	$(460,227)
Put EUR/Call USD	Deutsche Bank AG	USD	50,423	USD	1.18	11/1/16	(2,553,269)
Put EUR/Call USD	Deutsche Bank AG	USD	45,370	USD	1.28	11/1/16	(5,428,067)

Total Currency Options Written (premiums received $10,244,366)							$(8,441,563)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,095,157)

Total Spain			$(5,095,157)

Total Foreign Government Bonds (proceeds $5,102,709)			$(5,095,157)

Total Securities Sold Short (proceeds $5,102,709)			$(5,095,157)

Other Assets, Less Liabilities — 4.5%			$96,326,652

Net Assets — 100.0%			$2,134,937,718

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $957,348,693 or 44.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $124,889,981 or 5.8% of the Portfolio’s net assets.

9

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(10)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(11)	Non-income producing.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $470,004.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/2/16	Gold 8,388 Troy Ounces	United States Dollar 10,208,787	Citibank, N.A.	$(1,159,322)
12/2/16	United States Dollar 3,295,416	Gold 2,550 Troy Ounces	Citibank, N.A.	160,678
12/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,805,545	Merrill Lynch International	(414,183)

				$(1,412,827)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	152,600,000	USD	42,294,666	BNP Paribas	8/2/16	$4,769,238	$—
BRL	70,800,000	USD	21,858,598	BNP Paribas	8/2/16	—	(22,921)
BRL	81,800,000	USD	25,254,708	BNP Paribas	8/2/16	—	(26,482)
USD	47,113,307	BRL	152,600,000	BNP Paribas	8/2/16	49,403	—
USD	21,597,218	BRL	70,800,000	BNP Paribas	8/2/16	—	(238,459)
USD	24,963,760	BRL	81,800,000	BNP Paribas	8/2/16	—	(264,466)
PEN	39,666,125	USD	11,805,394	BNP Paribas	8/3/16	33,978	—
USD	11,072,191	PEN	39,666,125	BNP Paribas	8/3/16	—	(767,181)
USD	24,661,699	ZAR	362,021,411	Standard Chartered Bank	8/4/16	—	(1,407,594)
EUR	38,627,034	SEK	364,701,000	Goldman Sachs International	8/8/16	562,279	—
RSD	144,687,882	EUR	1,169,668	Deutsche Bank AG	8/8/16	2,989	—
SEK	108,318,000	EUR	11,505,871	Goldman Sachs International	8/8/16	—	(204,407)
SEK	205,111,000	EUR	21,964,914	Goldman Sachs International	8/8/16	—	(585,433)
SEK	159,590,000	EUR	17,288,419	Goldman Sachs International	8/8/16	—	(677,204)

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	2,345,099,000	USD	34,749,209	BNP Paribas	8/9/16	$256,567	$—
INR	1,509,542,000	USD	22,368,092	BNP Paribas	8/9/16	165,152	—
INR	590,004,000	USD	8,734,330	Deutsche Bank AG	8/9/16	72,781	—
INR	112,736,000	USD	1,657,395	JPMorgan Chase Bank, N.A.	8/9/16	25,439	—
INR	805,901,000	USD	11,942,724	Standard Chartered Bank	8/9/16	87,126	—
INR	518,760,000	USD	7,687,554	Standard Chartered Bank	8/9/16	56,083	—
USD	20,416,375	EUR	17,819,845	JPMorgan Chase Bank, N.A.	8/10/16	487,848	—
USD	1,364,647	EUR	1,193,732	JPMorgan Chase Bank, N.A.	8/10/16	29,657	—
USD	1,616,587	EUR	1,427,639	JPMorgan Chase Bank, N.A.	8/10/16	20,011	—
USD	391,837	EUR	341,912	JPMorgan Chase Bank, N.A.	8/10/16	9,465	—
USD	255,361	EUR	227,510	JPMorgan Chase Bank, N.A.	8/10/16	929	—
USD	797,099	EUR	712,084	JPMorgan Chase Bank, N.A.	8/10/16	752	—
USD	1,412,480	EUR	1,272,235	JPMorgan Chase Bank, N.A.	8/10/16	—	(10,303)
USD	20,018,588	NZD	28,107,507	Standard Chartered Bank	8/10/16	—	(272,431)
USD	15,144,900	NZD	22,255,548	Standard Chartered Bank	8/10/16	—	(921,546)
CNH	230,620,000	USD	34,908,045	Deutsche Bank AG	8/11/16	—	(117,588)
IDR	173,300,000,000	USD	12,870,405	Barclays Bank PLC	8/11/16	345,472	—
IDR	188,108,193,000	USD	13,848,388	Goldman Sachs International	8/11/16	496,763	—
USD	35,102,844	CNH	230,620,000	Deutsche Bank AG	8/11/16	312,387	—
USD	26,210,120	IDR	361,408,193,000	Deutsche Bank AG	8/11/16	—	(1,350,908)
RUB	91,784,748	USD	1,440,710	Deutsche Bank AG	8/12/16	—	(53,388)
USD	5,066,206	RUB	337,915,948	Citibank, N.A.	8/12/16	—	(41,375)
USD	5,259,747	RUB	354,328,092	Deutsche Bank AG	8/12/16	—	(95,904)
USD	7,603,687	RUB	518,970,661	Deutsche Bank AG	8/12/16	—	(240,527)
USD	22,666,059	RUB	1,540,385,356	Deutsche Bank AG	8/12/16	—	(616,784)
IDR	156,844,105,000	USD	11,621,525	BNP Paribas	8/16/16	332,071	—
IDR	150,900,873,000	USD	11,178,670	Standard Chartered Bank	8/16/16	321,973	—
LKR	169,516,810	USD	1,153,568	Citibank, N.A.	8/16/16	5,259	—
LKR	323,397,525	USD	2,208,999	Citibank, N.A.	8/16/16	1,765	—
LKR	169,516,810	USD	1,157,744	Citibank, N.A.	8/16/16	1,083	—
NZD	7,208,929	USD	5,022,028	Goldman Sachs International	8/16/16	180,745	—
NZD	10,601,593	USD	7,521,300	Goldman Sachs International	8/16/16	130,000	—
NZD	7,105,895	USD	5,028,842	Goldman Sachs International	8/16/16	99,570	—
USD	8,655,828	IDR	118,584,850,000	Goldman Sachs International	8/16/16	—	(381,907)
USD	5,114,150	IDR	70,575,273,000	Standard Chartered Bank	8/16/16	—	(264,620)
USD	8,658,989	IDR	118,584,855,000	Standard Chartered Bank	8/16/16	—	(378,746)
USD	1,173,543	LKR	171,982,668	Citibank, N.A.	8/16/16	—	(2,141)
USD	3,346,629	LKR	490,448,477	Citibank, N.A.	8/16/16	—	(6,106)
USD	23,835,930	NZD	35,056,705	Goldman Sachs International	8/16/16	—	(1,464,926)
USD	1,351	RSD	149,415	Citibank, N.A.	8/16/16	—	(2)
USD	6,363,026	RSD	703,941,572	Citibank, N.A.	8/16/16	—	(11,526)
USD	37,225,414	EUR	33,129,896	Deutsche Bank AG	8/17/16	165,199	—
USD	1,372,857	EUR	1,207,517	Deutsche Bank AG	8/17/16	22,088	—
USD	1,037,432	EUR	910,039	Deutsche Bank AG	8/17/16	19,432	—
USD	1,013,607	EUR	911,154	Deutsche Bank AG	8/17/16	—	(5,641)
USD	3,909,360	EUR	3,556,000	Deutsche Bank AG	8/17/16	—	(68,501)
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	—	(123,604)
USD	1,139,426	LKR	167,210,823	Citibank, N.A.	8/18/16	—	(3,139)
USD	1,386,603	LKR	203,483,940	Citibank, N.A.	8/18/16	—	(3,820)
USD	1,668,251	LKR	244,815,868	Citibank, N.A.	8/18/16	—	(4,595)
NZD	5,303,197	USD	3,722,314	Standard Chartered Bank	8/19/16	104,551	—
NZD	16,411,750	USD	11,806,613	Standard Chartered Bank	8/19/16	36,349	—
USD	27,796,221	NZD	41,043,383	Standard Chartered Bank	8/19/16	—	(1,821,291)
EUR	5,692,433	RSD	703,414,000	Deutsche Bank AG	8/22/16	1,911	—
RSD	271,690,000	EUR	2,196,540	Deutsche Bank AG	8/22/16	1,648	—
RSD	126,565,118	EUR	1,023,741	Deutsche Bank AG	8/22/16	212	—
RSD	173,856,000	EUR	1,406,830	Deutsche Bank AG	8/22/16	—	(345)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	612,064	LKR	89,942,792	Citibank, N.A.	8/22/16	$—	$(1,987)
USD	1,162,844	LKR	170,647,360	Citibank, N.A.	8/22/16	—	(2,188)
USD	746,566	LKR	109,707,840	Citibank, N.A.	8/22/16	—	(2,424)
USD	1,670,259	LKR	245,110,508	Citibank, N.A.	8/22/16	—	(3,143)
USD	1,386,452	LKR	203,739,140	Citibank, N.A.	8/22/16	—	(4,502)
USD	13,199,524	PEN	44,324,000	BNP Paribas	8/22/16	—	(540)
USD	44,209,913	ZAR	715,254,500	JPMorgan Chase Bank, N.A.	8/22/16	—	(7,112,124)
RUB	1,633,351,142	USD	24,554,287	Citibank, N.A.	8/23/16	64,277	—
RUB	1,642,471,028	USD	24,707,358	JPMorgan Chase Bank, N.A.	8/23/16	48,664	—
USD	1,828,841	LKR	271,125,745	Citibank, N.A.	8/23/16	—	(21,767)
USD	3,491,061	RUB	239,713,711	Deutsche Bank AG	8/23/16	—	(122,006)
USD	14,934,756	RUB	1,024,150,908	Goldman Sachs International	8/23/16	—	(501,682)
CAD	382,000	USD	294,640	Standard Chartered Bank	8/24/16	—	(2,021)
CAD	110,928,000	USD	85,585,989	Standard Chartered Bank	8/24/16	—	(613,072)
MXN	793,170,000	USD	42,769,327	BNP Paribas	8/24/16	—	(564,378)
USD	84,830,564	CAD	111,310,000	Standard Chartered Bank	8/24/16	—	(434,972)
USD	94,568,595	EUR	84,317,298	Goldman Sachs International	8/24/16	223,103	—
USD	697,750	EUR	625,000	Goldman Sachs International	8/24/16	—	(1,584)
USD	192,999	EUR	175,471	Goldman Sachs International	8/24/16	—	(3,342)
USD	3,060,297	EUR	2,760,008	Goldman Sachs International	8/24/16	—	(27,970)
USD	2,278,143	EUR	2,070,851	Goldman Sachs International	8/24/16	—	(39,002)
USD	3,493,537	EUR	3,178,804	Goldman Sachs International	8/24/16	—	(63,335)
USD	753,063	LKR	112,018,151	Citibank, N.A.	8/29/16	—	(10,536)
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	—	(409,434)
USD	16,306,299	TRY	49,532,013	BNP Paribas	8/29/16	—	(165,896)
USD	12,170,677	TRY	36,952,000	JPMorgan Chase Bank, N.A.	8/29/16	—	(117,952)
USD	30,390,357	TRY	92,377,568	JPMorgan Chase Bank, N.A.	8/29/16	—	(330,407)
USD	13,003,218	TRY	39,727,431	Standard Chartered Bank	8/29/16	—	(208,399)
EUR	2,888,254	USD	3,290,963	Standard Chartered Bank	8/31/16	—	(58,330)
EUR	4,902,357	USD	5,547,752	Standard Chartered Bank	8/31/16	—	(60,865)
EUR	9,170,074	USD	10,417,663	Standard Chartered Bank	8/31/16	—	(154,199)
EUR	10,080,045	USD	11,453,602	Standard Chartered Bank	8/31/16	—	(171,667)
USD	100,759,185	EUR	88,587,291	Standard Chartered Bank	8/31/16	1,609,226	—
USD	17,801,427	TRY	53,850,208	Standard Chartered Bank	9/1/16	—	(94,299)
EUR	10,041,668	RSD	1,243,158,549	Citibank, N.A.	9/6/16	936	—
RSD	711,637,753	EUR	5,706,798	Citibank, N.A.	9/6/16	45,911	—
RSD	531,520,796	EUR	4,277,833	Citibank, N.A.	9/6/16	17,008	—
USD	3,536,926	AUD	4,904,047	BNP Paribas	9/6/16	—	(185,884)
USD	3,541,310	AUD	4,904,047	Goldman Sachs International	9/6/16	—	(181,499)
USD	19,696,669	AUD	26,520,000	Goldman Sachs International	9/6/16	—	(435,459)
USD	14,901,349	AUD	20,369,000	Goldman Sachs International	9/6/16	—	(561,370)
IDR	147,679,470,000	USD	10,833,294	BNP Paribas	9/7/16	389,829	—
IDR	110,756,895,000	USD	8,124,969	Deutsche Bank AG	9/7/16	292,168	—
IDR	81,249,709,000	USD	5,891,930	Deutsche Bank AG	9/7/16	282,764	—
IDR	37,347,780,000	USD	2,708,323	Deutsche Bank AG	9/7/16	129,977	—
IDR	37,293,620,000	USD	2,708,324	Standard Chartered Bank	9/7/16	125,861	—
SEK	180,920,000	EUR	19,464,019	Standard Chartered Bank	9/7/16	—	(612,111)
AUD	28,874,000	USD	21,715,269	Morgan Stanley & Co. International PLC	9/8/16	202,448	—
AUD	6,836,322	USD	5,141,393	Morgan Stanley & Co. International PLC	9/8/16	47,932	—
AUD	10,127,678	USD	7,714,810	Morgan Stanley & Co. International PLC	9/8/16	—	(27,077)
IDR	74,510,644,341	USD	5,510,123	BNP Paribas	9/8/16	151,565	—
IDR	74,510,635,000	USD	5,526,470	Deutsche Bank AG	9/8/16	135,217	—
IDR	54,965,428,459	USD	4,062,485	Standard Chartered Bank	9/8/16	114,060	—

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,985,586	AUD	5,382,000	Morgan Stanley & Co. International PLC	9/8/16	$—	$(99,790)
USD	5,650,204	AUD	7,695,257	Morgan Stanley & Co. International PLC	9/8/16	—	(191,123)
USD	7,948,045	AUD	10,770,000	Morgan Stanley & Co. International PLC	9/8/16	—	(227,262)
USD	25,155,332	AUD	34,204,000	Morgan Stanley & Co. International PLC	9/8/16	—	(808,289)
USD	18,692,094	ZAR	282,288,000	BNP Paribas	9/9/16	—	(1,491,842)
CNH	109,950,000	USD	16,622,572	Bank of America, N.A.	9/13/16	—	(56,998)
CNH	120,670,000	USD	18,202,251	Standard Chartered Bank	9/13/16	—	(21,553)
RSD	1,132,504,186	EUR	9,096,419	Citibank, N.A.	9/13/16	48,886	—
USD	16,664,646	CNH	109,950,000	Bank of America, N.A.	9/13/16	99,073	—
USD	18,288,598	CNH	120,670,000	Standard Chartered Bank	9/13/16	107,900	—
USD	78,039,760	SGD	105,500,000	BNP Paribas	9/13/16	—	(624,868)
USD	11,759,450	EUR	10,601,071	Goldman Sachs International	9/14/16	—	(113,188)
JPY	1,974,810,000	USD	18,932,125	Standard Chartered Bank	9/16/16	454,095	—
JPY	1,316,540,000	USD	12,833,025	Standard Chartered Bank	9/16/16	91,122	—
JPY	661,150,000	USD	6,444,585	Standard Chartered Bank	9/16/16	45,761	—
RSD	605,000,000	EUR	4,864,126	Deutsche Bank AG	9/16/16	19,069	—
USD	84,557,923	EUR	74,973,000	Standard Chartered Bank	9/16/16	584,301	—
USD	5,431,446	EUR	4,934,000	Standard Chartered Bank	9/16/16	—	(94,888)
USD	19,592,621	ZAR	294,457,500	BNP Paribas	9/19/16	—	(1,420,398)
USD	19,585,430	ZAR	305,542,500	BNP Paribas	9/19/16	—	(2,218,634)
CLP	18,536,899,000	USD	27,917,017	BNP Paribas	9/20/16	265,477	—
CLP	3,563,101,000	USD	5,370,160	BNP Paribas	9/20/16	46,985	—
USD	31,890,332	CLP	22,100,000,000	BNP Paribas	9/20/16	—	(1,709,307)
USD	42,230,237	EUR	37,680,000	Goldman Sachs International	9/20/16	18,819	—
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	69,216	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	23,262	—
RSD	356,410,497	EUR	2,857,227	Deutsche Bank AG	9/21/16	18,735	—
EUR	29,994,880	SEK	282,911,705	Standard Chartered Bank	9/28/16	457,926	—
SEK	89,611,000	EUR	9,517,870	Morgan Stanley & Co. International PLC	9/28/16	—	(164,241)
SEK	519,443,000	EUR	55,932,271	Standard Chartered Bank	9/28/16	—	(1,804,405)
USD	40,594,445	EUR	35,539,020	Goldman Sachs International	9/28/16	766,617	—
USD	38,474,628	EUR	33,686,880	Standard Chartered Bank	9/28/16	722,453	—
USD	2,629,194	PEN	9,168,000	BNP Paribas	9/29/16	—	(90,526)
USD	9,879,954	PEN	34,402,000	The Bank of Nova Scotia	9/29/16	—	(325,522)
USD	30,078,509	SGD	40,994,000	Standard Chartered Bank	9/29/16	—	(484,576)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	—	(32,702)
BRL	70,800,000	USD	21,185,553	BNP Paribas	10/4/16	217,744	—
EUR	7,604,078	USD	8,448,663	JPMorgan Chase Bank, N.A.	10/5/16	75,775	—
EUR	1,764,691	USD	1,968,578	JPMorgan Chase Bank, N.A.	10/5/16	9,702	—
USD	26,509,878	EUR	24,090,034	JPMorgan Chase Bank, N.A.	10/5/16	—	(495,894)
USD	78,325,380	EUR	70,665,265	JPMorgan Chase Bank, N.A.	10/5/16	—	(892,858)
GBP	3,952,143	USD	5,136,640	JPMorgan Chase Bank, N.A.	10/13/16	100,370	—
GBP	3,236,000	USD	4,205,862	JPMorgan Chase Bank, N.A.	10/13/16	82,183	—
GBP	6,107,857	USD	8,042,484	JPMorgan Chase Bank, N.A.	10/13/16	51,076	—
MYR	2,156,000	USD	540,215	BNP Paribas	10/13/16	—	(6,398)
MYR	3,449,600	USD	863,696	BNP Paribas	10/13/16	—	(9,588)
MYR	23,356,189	USD	5,853,681	BNP Paribas	10/13/16	—	(70,777)
MYR	88,034,865	USD	21,989,476	BNP Paribas	10/13/16	—	(192,373)
MYR	10,061,127	USD	2,517,800	Deutsche Bank AG	10/13/16	—	(26,702)
MYR	3,018,400	USD	755,734	Goldman Sachs International	10/13/16	—	(8,389)
MYR	25,152,819	USD	6,299,228	Standard Chartered Bank	10/13/16	—	(71,485)
TWD	114,800,000	USD	3,571,873	BNP Paribas	10/13/16	47,865	—

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	71,750,000	USD	2,233,115	BNP Paribas	10/13/16	$29,221	$—
TWD	47,810,000	USD	1,486,861	BNP Paribas	10/13/16	20,628	—
TWD	109,280,000	USD	3,400,124	Deutsche Bank AG	10/13/16	45,564	—
TWD	116,110,000	USD	3,610,947	Goldman Sachs International	10/13/16	50,097	—
TWD	100,450,000	USD	3,125,875	Goldman Sachs International	10/13/16	41,396	—
TWD	409,800,000	USD	12,749,197	JPMorgan Chase Bank, N.A.	10/13/16	172,133	—
USD	85,679,110	NZD	119,189,136	JPMorgan Chase Bank, N.A.	10/13/16	—	(124,322)
USD	116,029,255	SGD	156,307,070	Standard Chartered Bank	10/14/16	—	(491,958)
SEK	286,020,000	EUR	30,396,778	Goldman Sachs International	10/17/16	—	(540,724)
RUB	1,994,609,215	USD	30,908,600	Deutsche Bank AG	10/19/16	—	(1,269,796)
USD	61,273,864	EUR	55,334,782	Standard Chartered Bank	10/19/16	—	(795,015)
USD	27,833,536	RUB	1,796,167,636	Deutsche Bank AG	10/19/16	1,143,465	—
USD	5,930,632	SGD	8,039,268	Deutsche Bank AG	10/21/16	—	(62,015)
USD	29,379,956	SGD	39,826,000	Deutsche Bank AG	10/21/16	—	(307,220)
USD	7,136,798	SGD	9,675,000	Goldman Sachs International	10/21/16	—	(75,160)
USD	35,355,733	SGD	47,930,000	Goldman Sachs International	10/21/16	—	(372,343)
EUR	17,533,531	USD	19,527,006	Deutsche Bank AG	10/26/16	146,121	—
EUR	11,450,469	USD	12,715,746	Deutsche Bank AG	10/26/16	132,010	—
EUR	9,661,000	USD	10,728,541	Deutsche Bank AG	10/26/16	111,380	—
USD	16,384,370	RUB	1,088,495,627	BNP Paribas	10/26/16	236,203	—
USD	14,051,343	RUB	933,501,000	BNP Paribas	10/26/16	202,570	—
USD	18,626,920	RUB	1,237,051,000	Credit Suisse International	10/26/16	274,889	—
USD	15,974,568	RUB	1,060,903,000	Credit Suisse International	10/26/16	235,746	—
USD	7,711,398	EUR	6,912,642	Standard Chartered Bank	10/27/16	—	(45,113)
USD	13,074,574	EUR	11,721,586	Standard Chartered Bank	10/27/16	—	(77,939)
USD	14,353,351	EUR	12,908,328	Standard Chartered Bank	10/27/16	—	(130,777)
USD	25,170,123	EUR	22,728,410	Standard Chartered Bank	10/27/16	—	(332,885)
SEK	186,197,000	EUR	19,531,427	Goldman Sachs International	10/31/16	—	(62,524)
KES	304,227,000	USD	2,933,722	Citibank, N.A.	11/2/16	16,055	—
USD	11,685,410	PEN	39,666,125	BNP Paribas	11/2/16	—	(41,109)
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(245,957)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(307,452)
USD	5,611,295	PEN	20,369,000	Standard Chartered Bank	11/4/16	—	(409,358)
USD	5,451,298	PEN	19,850,903	Standard Chartered Bank	11/4/16	—	(416,216)
USD	7,702,692	THB	271,828,000	Deutsche Bank AG	11/10/16	—	(89,624)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/16	—	(49,209)
CNH	62,245,000	USD	9,355,648	Bank of America, N.A.	11/14/16	—	(5,679)
CNH	158,297,000	USD	23,800,266	Goldman Sachs International	11/14/16	—	(22,099)
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	44,085	—
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	106,886	—
USD	5,448,208	THB	193,030,000	Deutsche Bank AG	11/15/16	—	(85,048)
USD	1,029,805	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(16,076)
CNH	21,187,000	USD	3,193,122	Citibank, N.A.	11/18/16	—	(11,232)
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	165,430	—
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	45,433	—
USD	36,477,905	SGD	49,033,600	Bank of America, N.A.	11/21/16	—	(63,707)
USD	17,269,813	SGD	23,218,400	Deutsche Bank AG	11/21/16	—	(33,378)
CNH	165,856,000	USD	24,624,777	Standard Chartered Bank	11/30/16	268,199	—
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	87,701	—
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	209,780	—
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	—	(403,540)
USD	8,360,473	PEN	30,754,000	BNP Paribas	12/7/16	—	(703,774)
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	—	(70,224)
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	—	(216,417)
USD	11,723,341	PEN	39,578,000	BNP Paribas	12/21/16	72,497	—
USD	11,309,776	PEN	38,408,000	The Bank of Nova Scotia	12/21/16	3,353	—
TWD	242,088,000	USD	7,497,306	Deutsche Bank AG	1/12/17	154,718	—
TWD	179,748,000	USD	5,569,264	JPMorgan Chase Bank, N.A.	1/12/17	112,290	—

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	$—	$(328,495)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	—	(423,359)
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(309,528)
TWD	319,147,000	USD	9,873,070	BNP Paribas	1/17/17	215,968	—
TWD	318,529,000	USD	9,864,633	BNP Paribas	1/17/17	204,869	—
TWD	320,336,000	USD	9,942,148	Citibank, N.A.	1/17/17	184,478	—
TWD	295,071,000	USD	9,135,325	Deutsche Bank AG	1/17/17	192,611	—
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(597,929)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(626,745)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(598,025)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(596,267)
TWD	340,010,000	USD	10,552,762	BNP Paribas	1/19/17	196,362	—
TWD	311,668,000	USD	9,668,621	Goldman Sachs International	1/19/17	184,496	—
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(689,657)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(668,582)
TWD	311,360,000	USD	9,636,645	Bank of America, N.A.	1/26/17	208,511	—
TWD	344,600,000	USD	10,663,778	BNP Paribas	1/26/17	232,421	—
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	—	(574,350)
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(629,552)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	271,917	—
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	251,581	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(853,036)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(751,195)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	75,386	—
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	197,847	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	143,140	—
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	193,844	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	169,155	—
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(607,703)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(679,110)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(252,794)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(497,812)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	207,460	—
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	249,686	—
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	—	(630,810)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(608,455)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(201,830)
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	156,440	—
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	65,804	—
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	145,927	—
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	94,148	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	14,816	—
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	111,210	—
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	69,927	—
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	167,023	—
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	193,039	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	290,089	—
CNH	74,405,000	USD	10,958,027	Goldman Sachs International	3/22/17	140,964	—
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	215,555	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	191,601	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	279,697	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	32,325	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	36,106	—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	112,929	—
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	163,262	—
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	360,725	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	248,652	—
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	207,370	—

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	$—	$(77,084)
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(31,995)
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	70,849	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	60,461	—
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	40,129	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	39,797	—
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	—	(37,243)
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	98,429	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	75,468	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	294,045	—
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(692,134)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(502,537)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(887,677)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	1,242	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(1,268)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(31,914)

						$28,999,144	$(60,782,786)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	724	Long	Oct-16	$316,946	$28,960	$(287,986)
High Grade Copper	110	Short	Sep-16	(5,869,875)	(6,109,125)	(239,250)
High Grade Copper	292	Short	Mar-17	(15,263,387)	(16,348,350)	(1,084,963)
Platinum	232	Long	Oct-16	11,494,440	13,346,960	1,852,520
WTI Crude Oil	533	Short	Aug-16	(24,658,176)	(22,172,800)	2,485,376
Equity Futures
E-mini S&P 500 Index	387	Short	Sep-16	(39,998,346)	(41,954,670)	(1,956,324)
Nikkei 225 Index	31	Long	Sep-16	2,538,900	2,535,800	(3,100)
TOPIX Index	60	Short	Sep-16	(7,418,393)	(7,694,381)	(275,988)
Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Sep-16	745,390	734,259	(11,131)
U.S. 5-Year Deliverable Interest Rate Swap	1,365	Short	Sep-16	(141,811,631)	(142,621,172)	(809,541)
U.S. 10-Year Deliverable Interest Rate Swap	1,662	Short	Sep-16	(176,434,249)	(179,885,531)	(3,451,282)
U.S. 30-Year Deliverable Interest Rate Swap	19	Short	Sep-16	(2,217,656)	(2,363,125)	(145,469)

						$(3,927,138)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

16

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.26%	9/29/25	$97,367
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.29	10/1/25	129,200
CME Group, Inc.	MXN	392,148		Pays	Mexico Interbank TIIE 28 Day	6.24	10/2/25	126,350
CME Group, Inc.	MXN	602,100		Pays	Mexico Interbank TIIE 28 Day	6.09	6/30/26	(276,167)
CME Group, Inc.	MXN	1,078,300		Pays	Mexico Interbank TIIE 28 Day	6.13	6/30/26	(316,664)
CME Group, Inc.(1)	MXN	113,574		Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(12,049)
CME Group, Inc.(1)	MXN	202,418		Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(17,392)
LCH.Clearnet(1)	EUR	169,780		Receives	6-month Euro Interbank Offered Rate	0.50 (2)	9/21/21	(1,103,093)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00 (2)	6/15/26	(7)
LCH.Clearnet(1)	EUR	31,760		Receives	6-month Euro Interbank Offered Rate	1.00 (2)	9/21/26	(764,081)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92	7/28/26	731
LCH.Clearnet(1)	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94	8/1/26	(9,214)
LCH.Clearnet	JPY	347,850		Receives	6-month JPY-LIBOR-BBA	(0.22)	7/14/46	99,098
LCH.Clearnet	JPY	695,720		Receives	6-month JPY-LIBOR-BBA	(0.25)	7/15/46	151,647
LCH.Clearnet	JPY	1,875,690		Receives	6-month JPY-LIBOR-BBA	(0.24)	7/15/46	429,418
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill	4.96	4/29/24	2,892,217
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill	3.77	3/5/25	1,026,628
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill	4.05	6/16/25	1,120,360
LCH.Clearnet	NZD	18,894		Pays	3-month NZD Bank Bill	4.05	6/16/25	1,844,851
LCH.Clearnet	NZD	23,462		Pays	3-month NZD Bank Bill	3.92	6/25/25	2,111,821
LCH.Clearnet	PLN	43,620		Pays	6-month PLN WIBOR	2.23	7/28/26	9,048
LCH.Clearnet(1)	PLN	31,466		Pays	6-month PLN WIBOR	2.22	8/1/26	992
LCH.Clearnet	USD	6,090		Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	201,943
LCH.Clearnet	USD	11,560		Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	374,984
LCH.Clearnet	USD	6,478		Pays	3-month USD-LIBOR-BBA	1.75	7/31/20	191,998
LCH.Clearnet	USD	8,225		Pays	3-month USD-LIBOR-BBA	1.78	7/31/20	255,247
LCH.Clearnet	USD	12,230		Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	341,180
LCH.Clearnet	USD	15,290		Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	426,540
LCH.Clearnet	USD	16,334		Pays	3-month USD-LIBOR-BBA	1.74	8/12/20	590,733
LCH.Clearnet	USD	17,380		Pays	3-month USD-LIBOR-BBA	1.62	8/14/20	538,216
LCH.Clearnet	USD	8,898		Pays	3-month USD-LIBOR-BBA	1.68	8/17/20	298,098
LCH.Clearnet	USD	9,533		Pays	3-month USD-LIBOR-BBA	1.68	8/17/20	319,371
LCH.Clearnet	USD	19,667		Pays	3-month USD-LIBOR-BBA	1.69	8/17/20	666,756
LCH.Clearnet	USD	32,698		Pays	3-month USD-LIBOR-BBA	1.70	8/19/20	1,120,301
LCH.Clearnet(1)	USD	4,628		Pays	3-month USD-LIBOR-BBA	1.56	8/22/20	100,502
LCH.Clearnet(1)	USD	9,452		Pays	3-month USD-LIBOR-BBA	1.56	8/22/20	207,129
LCH.Clearnet(1)	USD	19,470		Pays	3-month USD-LIBOR-BBA	1.55	8/22/20	418,965
LCH.Clearnet	USD	33,453		Pays	3-month USD-LIBOR-BBA	1.57	9/17/20	935,979
LCH.Clearnet	USD	9,840		Pays	3-month USD-LIBOR-BBA	1.65	9/18/20	312,441
LCH.Clearnet	USD	24,270		Pays	3-month USD-LIBOR-BBA	1.65	9/18/20	769,276
LCH.Clearnet	USD	1,310		Pays	3-month USD-LIBOR-BBA	1.55	9/23/20	35,356
LCH.Clearnet	USD	1,310		Pays	3-month USD-LIBOR-BBA	1.54	9/23/20	35,137
LCH.Clearnet	USD	9,330		Pays	3-month USD-LIBOR-BBA	1.43	10/28/20	195,811
LCH.Clearnet	USD	9,330		Pays	3-month USD-LIBOR-BBA	1.42	10/28/20	194,774
LCH.Clearnet	USD	9,620		Pays	3-month USD-LIBOR-BBA	1.38	10/29/20	183,229
LCH.Clearnet	USD	15,830		Pays	3-month USD-LIBOR-BBA	1.52	11/4/20	372,130
LCH.Clearnet	USD	9,622		Pays	3-month USD-LIBOR-BBA	1.54	11/5/20	233,646
LCH.Clearnet	USD	9,622		Pays	3-month USD-LIBOR-BBA	1.53	11/5/20	230,438
LCH.Clearnet	USD	19,245		Pays	3-month USD-LIBOR-BBA	1.53	11/5/20	459,831
LCH.Clearnet	USD	9,312		Pays	3-month USD-LIBOR-BBA	1.56	11/9/20	231,867
LCH.Clearnet	USD	12,726		Pays	3-month USD-LIBOR-BBA	1.67	11/12/20	380,105
LCH.Clearnet	USD	1,952		Pays	3-month USD-LIBOR-BBA	1.12	2/23/21	14,748

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11%		2/23/21	$50,621
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	67,055
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	132,811
LCH.Clearnet	USD	6,634	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	60,143
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	250,423
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	64,107
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	47,190
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	69,197
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	83,373
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	82,143
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	73,546
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(39,575)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(32,458)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(34,709)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(39,380)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	628,310
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	727,722
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	136,044
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	185,183
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	318,616
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	315,021
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66		5/9/26	97,397
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	283,844
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	87,427
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	171,705
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	650,879
LCH.Clearnet	USD	18,690	Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	83,608
LCH.Clearnet	USD	28,034	Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	140,218
LCH.Clearnet	USD	20,846	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	(42,052)
LCH.Clearnet(1)	USD	7,090	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(402,881)

								$22,393,320

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	142,596	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(76,217)
Bank of America, N.A.	CNY	274,270	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(45,287)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	435,851
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	337,752
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	240,681
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	4,160

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	297,990	Pays	7-day China Fixing Repo Rates	2.50%	5/6/18	$66,395
BNP Paribas	CNY	678,660	Pays	7-day China Fixing Repo Rates	2.54	5/17/18	231,718
BNP Paribas	CNY	136,490	Pays	7-day China Fixing Repo Rates	2.58	5/23/18	60,940
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,392,931
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,084,726
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,588,566
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,025,934
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(231,624)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(240,959)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(257,284)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(70,128)
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(67,706)
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(63,509)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	9,107
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	11,633
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	8,226
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	5,427
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	11,323
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	17,339
Deutsche Bank AG	CNY	358,058	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(186,804)
Deutsche Bank AG	CNY	283,800	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	73,249
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	84,161
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(60,207)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(156,634)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	463,721
Deutsche Bank AG	SAR	25,680	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	159,826
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	294,813
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(76,194)

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51%	6/15/21	$(76,920)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(100,391)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(78,872)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(288,705)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(202,090)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(205,821)
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	9,107
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	23,149
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	8,353
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	6,894
Goldman Sachs International	CNY	402,790	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(51,668)
Goldman Sachs International	CNY	164,600	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	31,855
Goldman Sachs International	CNY	265,180	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	106,768
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,097,338
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	238,094
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	390,496
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	250,734
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	294,622
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	255,164
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	275,066
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	215,265
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(75,495)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(147,779)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	733,142
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	615,767
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	291,199
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	185,627
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	264,067

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58%	11/5/20	$137,584
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	293,989
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	188,937
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	556,310
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	331,490
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	672,145
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	412,504
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	338,893
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	23,149
JPMorgan Chase Bank, N.A.	CNY	269,115	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(36,585)
JPMorgan Chase Bank, N.A.	CNY	273,870	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	62,668
JPMorgan Chase Bank, N.A.	CNY	318,430	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	72,865
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	887,064
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	468,358
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	13,264
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	32,423
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	6,298
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,516
Standard Chartered Bank	CNY	415,125	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(221,883)
Standard Chartered Bank	CNY	292,320	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	75,448

							$16,460,329

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.60%	$(70,138)	$85,360	$15,222
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	2.35	(470,424)	477,777	7,353

Total		$10,840					$(540,562)	$563,137	$22,575

21

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Colombia	ICE Clear Credit	$42,847	1.00	%(1)	6/20/21	$1,822,181	$(2,557,434)	$(735,253)
Italy	ICE Clear Credit	68,913	1.00	(1)	6/20/21	981,621	(1,112,791)	(131,170)
Mexico	ICE Clear Credit	32,190	1.00	(1)	6/20/21	721,384	(1,143,362)	(421,978)
South Africa	ICE Clear Credit	76,950	1.00	(1)	6/20/21	5,184,332	(7,335,805)	(2,151,473)

Total						$8,709,518	$(12,149,392)	$(3,439,874)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	0.75%	$161,277	$189,266	$350,543
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	0.75	134,358	93,449	227,807
Abu Dhabi	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	0.75	47,590	49,632	97,222
Abu Dhabi	Barclays Bank PLC	4,640	1.00	(1)	6/20/21	0.81	46,816	(21,518)	25,298
Abu Dhabi	BNP Paribas	3,460	1.00	(1)	6/20/21	0.81	34,823	(7,989)	26,834
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	0.75	95,661	79,530	175,191
Abu Dhabi	Goldman Sachs International	1,360	1.00	(1)	12/20/20	0.75	16,344	22,627	38,971
Abu Dhabi	Goldman Sachs International	3,410	1.00	(1)	6/20/21	0.81	34,406	(17,418)	16,988
Abu Dhabi	HSBC Bank USA, N.A.	9,005	1.00	(1)	6/20/21	0.81	90,857	(33,370)	57,487
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.35	2,475	20,263	22,738
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	0.64	8,520	10,659	19,179
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	2.58	(224,601)	252,681	28,080
Indonesia	BNP Paribas	13,919	1.00	(1)	6/20/21	1.65	(399,215)	529,452	130,237
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	1.53	(197,954)	418,753	220,799
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	1.53	(152,532)	286,615	134,083
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	1.53	(99,083)	217,057	117,974
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	1.53	(99,083)	219,908	120,825
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	1.53	(93,378)	196,998	103,620
Kazakhstan	Barclays Bank PLC	5,400	1.00	(1)	6/20/20	2.00	(195,844)	276,499	80,655
Kazakhstan	Barclays Bank PLC	4,450	1.00	(1)	6/20/20	2.00	(161,390)	221,965	60,575
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	2.14	(692,795)	1,116,735	423,940
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	373,134	142,202
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	372,942	142,010
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	363,610	132,678
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	353,657	122,725
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	353,301	122,369
Kazakhstan	Barclays Bank PLC	3,750	1.00	(1)	6/20/21	2.24	(209,142)	310,649	101,507
Kazakhstan	Goldman Sachs International	2,130	1.00	(1)	6/20/21	2.24	(118,793)	131,515	12,722
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	12/20/20	2.14	(146,873)	208,289	61,416
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	6/20/21	2.24	(177,353)	252,779	75,426

22

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Kazakhstan	Morgan Stanley & Co. International PLC	$2,330	1.00	%(1)	6/20/21	2.24%	$(129,947)	$154,701	$24,754
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.24	(187,392)	211,243	23,851
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.24	(187,392)	204,972	17,580
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	1.97	(370)	6,096	5,726
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.88	28,602	9,983	38,585
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.88	31,542	9,635	41,177
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.66	(120,070)	92,344	(27,726)
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.66	(122,739)	94,506	(28,233)
Saudi Arabia	Barclays Bank PLC	2,390	1.00	(1)	6/20/21	1.75	(80,183)	56,895	(23,288)
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.66	(84,316)	72,357	(11,959)
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.66	(84,104)	67,105	(16,999)
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.66	(133,678)	102,716	(30,962)
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.66	(333,529)	256,572	(76,957)
Saudi Arabia	Citibank, N.A.	3,270	1.00	(1)	6/20/21	1.75	(109,706)	79,554	(30,152)
Saudi Arabia	Citibank, N.A.	3,280	1.00	(1)	6/20/21	1.75	(110,042)	79,866	(30,176)
Saudi Arabia	Citibank, N.A.	8,190	1.00	(1)	6/20/21	1.75	(274,769)	202,740	(72,029)
Saudi Arabia	Deutsche Bank AG	3,140	1.00	(1)	12/20/20	1.66	(83,783)	64,332	(19,451)
Saudi Arabia	Goldman Sachs International	3,780	1.00	(1)	6/20/21	1.75	(126,816)	91,925	(34,891)
Saudi Arabia	Goldman Sachs International	9,733	1.00	(1)	6/20/21	1.75	(326,536)	245,637	(80,899)
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.66	(115,535)	93,950	(21,585)
Saudi Arabia	JPMorgan Chase Bank, N.A.	3,230	1.00	(1)	6/20/21	1.75	(108,364)	80,104	(28,260)
Saudi Arabia	Nomura International PLC	9,030	1.00	(1)	6/20/21	1.75	(302,950)	227,592	(75,358)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.83	154,364	253,049	407,413
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.76	42,900	40,118	83,018
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	2.31	(545,055)	580,241	35,186
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.42	(727,584)	856,245	128,661
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.93	(1,283,119)	447,767	(835,352)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	1.10	(1,766)	78,267	76,501
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.49	(196,181)	235,623	39,442
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.49	(117,846)	133,786	15,940
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.49	(92,450)	107,067	14,617
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	2.31	(683,148)	598,936	(84,212)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	2.31	(580,227)	601,025	20,798
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.93	(775,552)	338,608	(436,944)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.49	(287,443)	332,891	45,448

23

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$21,477	1.00	%(1)	9/20/18	1.49%	$(196,196)	$238,430	$42,234
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.49	(117,846)	137,770	19,924
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.49	(58,466)	71,413	12,947
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.49	(39,282)	47,238	7,956
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.49	(38,368)	42,697	4,329
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	2.31	(382,412)	351,990	(30,422)

Total		$514,352					$(12,337,323)	$14,839,656	$2,502,333

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(15,053)	$(4,354)	$(19,407)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(19,296)	(12,552)	(31,848)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(10,758)	(10,711)	(21,469)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(37,940)	(23,052)	(60,992)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(62,669)	(34,652)	(97,321)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(23,013)	(12,093)	(35,106)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(26,745)	(14,054)	(40,799)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(111,942)	51,488	(60,454)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(4,641)	(37,334)	(41,975)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(2,834)	(118,700)	(121,534)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	28,618	(54,926)	(26,308)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(3,481)	(27,666)	(31,147)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(11,603)	(94,353)	(105,956)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(2,915)	(57,626)	(60,541)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(666)	(28,360)	(29,026)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(909)	(45,093)	(46,002)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(3,993)	(195,623)	(199,616)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	12,511	(21,812)	(9,301)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	5,740	(8,729)	(2,989)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	44,595	(69,447)	(24,852)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(4,641)	(36,985)	(41,626)

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Goldman Sachs International	$3,000	1.00	%(1)	3/20/19	$31,417	$(114,165)	$(82,748)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	83,508	(143,745)	(60,237)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	129,797	(223,650)	(93,853)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	77,396	(120,931)	(43,535)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(4,300)	(85,008)	(89,308)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(1,097)	(54,475)	(55,572)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	(5,408)	(9,713)	(15,121)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(3,214)	(24,777)	(27,991)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(3,701)	(30,511)	(34,212)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(46,873)	(52,675)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(47,780)	(53,582)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(1,929)	(38,503)	(40,432)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(4,667)	(83,918)	(88,585)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(832)	(43,133)	(43,965)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(1,789)	(84,915)	(86,704)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(1,965)	(104,223)	(106,188)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(10,056)	(143,302)	(153,358)
Italy	Bank of America, N.A.	9,870	1.00	(1)	6/20/21	79,388	(171,435)	(92,047)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	201,708	(234,702)	(32,994)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	201,708	(234,787)	(33,079)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,881,196	(2,005,534)	(124,338)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(117,847)	100,241	(17,606)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(109,235)	85,937	(23,298)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(36,776)	11,710	(25,066)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	76,897	(72,395)	4,502
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	40,472	(45,411)	(4,939)
Mexico	Barclays Bank PLC	3,300	1.00	(1)	6/20/23	193,351	(79,976)	113,375
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	50,590	(48,907)	1,683

25

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Credit Suisse International	$8,100	1.00	%(1)	12/20/16	$(38,594)	$(17,290)	$(55,884)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(63,428)	54,743	(8,685)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(71,679)	64,705	(6,974)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(38,593)	35,234	(3,359)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(4,816)	7,847	3,031
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(4,816)	7,392	2,576
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(86,784)	76,577	(10,207)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(10,670)	9,751	(919)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(1,349)	(65,932)	(67,281)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(3,809)	(139,585)	(143,394)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(4,572)	(216,702)	(221,274)
Qatar	Barclays Bank PLC	6,080	1.00	(1)	6/20/21	19,890	8,326	28,216
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	28,781	15,282	44,063
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	165,553	4,727	170,280
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	77,603	12,417	90,020
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(4,807)	5,536	729
Qatar	BNP Paribas	6,080	1.00	(1)	6/20/21	19,890	(28,423)	(8,533)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(18,016)	27,154	9,138
Qatar	Citibank, N.A.	2,030	1.00	(1)	6/20/21	6,641	(4,764)	1,877
Qatar	Citibank, N.A.	3,945	1.00	(1)	6/20/21	12,905	(20,224)	(7,319)
Qatar	Citibank, N.A.	2,694	1.00	(1)	6/20/21	8,812	(20,026)	(11,214)
Qatar	Citibank, N.A.	6,690	1.00	(1)	6/20/21	21,885	(45,312)	(23,427)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(15,518)	16,843	1,325
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(4,807)	5,217	410
Qatar	Deutsche Bank AG	3,940	1.00	(1)	6/20/21	12,889	(18,378)	(5,489)
Qatar	Deutsche Bank AG	4,030	1.00	(1)	6/20/21	13,183	(31,919)	(18,736)
Qatar	Deutsche Bank AG	8,040	1.00	(1)	6/20/21	26,302	(50,616)	(24,314)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(14,760)	15,618	858
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(29,609)	26,373	(3,236)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(463)	(28,185)	(28,648)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(2,712)	(112,224)	(114,936)
Qatar	Goldman Sachs International	4,140	1.00	(1)	6/20/21	13,543	1,818	15,361
Qatar	Goldman Sachs International	3,873	1.00	(1)	6/20/21	12,670	(21,679)	(9,009)
Qatar	Goldman Sachs International	6,070	1.00	(1)	6/20/21	19,857	(33,997)	(14,140)
Qatar	Goldman Sachs International	8,050	1.00	(1)	6/20/21	26,334	(63,764)	(37,430)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	49,735	(5,301)	44,434
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	51,849	1,205	53,054

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$580	1.00	%(1)	3/20/19	$(5,157)	$5,150	$(7)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(4,549)	7,421	2,872
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(9,204)	11,171	1,967
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(13,556)	14,283	727
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(5,513)	5,034	(479)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(13,693)	12,898	(795)
Qatar	Nomura International PLC	6,080	1.00	(1)	6/20/21	19,890	16,886	36,776
Qatar	Nomura International PLC	5,615	1.00	(1)	6/20/21	18,369	(23,596)	(5,227)
Qatar	Nomura International PLC	5,620	1.00	(1)	6/20/21	18,385	(36,585)	(18,200)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	161,240	15,005	176,245
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	130,258	(14,068)	116,190
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,522,518	(1,267,303)	1,255,215
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,403,102	(636,501)	766,601
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	718,803	(454,361)	264,442
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	479,202	(229,863)	249,339
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	297,105	(161,249)	135,856
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	297,105	(165,675)	131,430
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	451,341	(462,677)	(11,336)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,046,386	(2,330,957)	(284,571)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	2,454,742	(2,797,716)	(342,974)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	4,020,005	(4,384,431)	(364,426)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	354,609	(232,752)	121,857
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	546,290	(343,187)	203,103
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	465,784	(293,871)	171,913
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,437,605	(907,514)	530,091
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	294,230	(179,903)	114,327
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	268,806	(164,170)	104,636
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	723,045	(402,422)	320,623
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	253,878	(148,899)	104,979
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	95,840	(47,566)	48,274
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	768,845	(462,122)	306,723

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Bank of America, N.A.	$2,400	1.00	%(1)	9/20/20	$(28,682)	$(110,594)	$(139,276)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(28,933)	(97,741)	(126,674)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(12,773)	(49,117)	(61,890)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(45,286)	(177,420)	(222,706)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(37,157)	(208,791)	(245,948)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(54,708)	(241,370)	(296,078)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(54,708)	(271,883)	(326,591)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(35,518)	(559,742)	(595,260)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(24,813)	(158,204)	(183,017)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(54,708)	(263,541)	(318,249)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(40,641)	(182,605)	(223,246)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(62,627)	(1,750,597)	(1,813,224)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(35,516)	(24,153)	(59,669)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(84,854)	1,074	(83,780)

Total						$22,283,423	$(25,682,647)	$(3,399,224)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $525,192,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation
JPMorgan Chase Bank, N.A.	9.29% on TRY 36,952,000 plus USD 12,247,928	3-month USD-LIBOR-BBA on USD 12,247,928 plus TRY 36,952,000	8/2/16/ 8/2/23	$137,872
JPMorgan Chase Bank, N.A.	9.32% on TRY 92,377,000 plus USD 30,588,411	3-month USD-LIBOR-BBA on USD 30,588,411 plus TRY 92,377,000	8/1/16/ 8/1/23	414,456

				$552,328

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

28

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $21,187,656 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	431	$414,214	$60,759	$34,615,954
Options written	—	162,883	—	4,557,837
Options terminated in closing purchase transactions	(221)	(122,293)	(60,759)	(17,127,840)
Options exercised	—	(79,744)	—	(4,105,800)
Options expired	(210)	(227,994)	—	(7,695,785)

Outstanding, end of period	—	$147,066	$—	$10,244,366

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

29

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$160,678	$(1,573,505)
Commodity	Futures Contracts*	4,337,896	(1,612,199)
Commodity	Options Purchased	35,750	—

Total		$4,534,324	$(3,185,704)

Credit	Credit Default Swaps	$24,943,875	$(14,997,775)
Credit	Credit Default Swaps (Centrally Cleared)*	22,575	(3,439,874)

Total		$24,966,450	$(18,437,649)

Equity Price	Futures Contracts*	$—	$(2,235,412)
Equity Price	Options Purchased	5,067,693	—

Total		$5,067,693	$(2,235,412)

Foreign Exchange	Currency Options Purchased	$13,506,464	$—
Foreign Exchange	Currency Options Written	—	(8,441,563)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	28,999,144	(60,782,786)

Total		$42,505,608	$(69,224,349)

Interest Rate	Cross-Currency Swaps	$552,328	$—
Interest Rate	Futures Contracts*	—	(4,417,423)
Interest Rate	Interest Rate Swaps	19,479,091	(3,018,762)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	25,483,042	(3,089,722)

Total		$45,514,461	$(10,525,907)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,074,216,694

Gross unrealized appreciation	$56,186,425
Gross unrealized depreciation	(44,373,230)

Net unrealized appreciation	$11,813,195

30

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,712,221,384	$—	$1,712,221,384
Foreign Corporate Bonds	—	55,608,154	—	55,608,154
Sovereign Loans	—	14,383,950	17,218,877	31,602,827
Collateralized Mortgage Obligations	—	13,549,426	—	13,549,426
Common Stocks	34,701,517	14,278,880 **	—	48,980,397
Currency Options Purchased	—	13,506,464	—	13,506,464
Call Options Purchased	35,750	5,067,693	—	5,103,443
Short-Term Investments —
Foreign Government Securities	—	30,840,038	—	30,840,038
U.S. Treasury Obligations	—	55,486,994	—	55,486,994
Repurchase Agreements	—	5,399,942	—	5,399,942
Other	—	79,848,717	—	79,848,717
Total Investments	$34,737,267	$2,000,191,642	$17,218,877	$2,052,147,786
Forward Commodity Contracts	$—	$160,678	$—	$160,678
Forward Foreign Currency Exchange Contracts	—	28,999,144	—	28,999,144
Futures Contracts	4,337,896	—	—	4,337,896
Swap Contracts	—	79,167,854	—	79,167,854
Total	$39,075,163	$2,108,519,318	$17,218,877	$2,164,813,358

Liability Description
Currency Options Written	$—	$(8,441,563)	$—	$(8,441,563)
Securities Sold Short	—	(5,095,157)	—	(5,095,157)
Forward Commodity Contracts	—	(1,573,505)	—	(1,573,505)
Forward Foreign Currency Exchange Contracts	—	(60,782,786)	—	(60,782,786)
Futures Contracts	(7,989,046)	(275,988)	—	(8,265,034)
Swap Contracts	—	(21,646,821)	—	(21,646,821)
Total	$(7,989,046)	$(97,815,820)	$—	$(105,804,866)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

31

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

32

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2016 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $4,753,156,102 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.3%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,977,678
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	5,099,351
Republic of Albania, 5.75%, 11/12/20(1)	EUR	42,472	50,699,551

Total Albania			$60,776,580

Angola — 0.0%(2)
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,432	$1,401,203

Total Angola			$1,401,203

Argentina — 1.5%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	32,119	$33,484,058
Republic of Argentina, 0.75%, 2/22/17	USD	8,260	8,031,611
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	8,329,442
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,574,151
Republic of Argentina, 1.75%, 10/28/16	USD	7,927	7,851,931
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,516,337

Total Argentina			$70,787,530

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$39,222,255

Total Armenia			$39,222,255

Bangladesh — 0.2%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,343,610
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,909,264
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,905,685
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,115,015

Total Bangladesh			$9,273,574

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$22,774,625
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,747,985
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	2,197,250

Total Barbados			$27,719,860

Belarus — 1.3%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	56,303	$59,208,235

Total Belarus			$59,208,235

Security	Principal Amount (000’s omitted)		Value
Brazil — 5.0%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,665,408
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	758,232	214,619,597

Total Brazil			$237,285,005

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	1,571,044	$2,265,612

Total Costa Rica			$2,265,612

Croatia — 5.0%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	31,377	$34,334,062
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	198,291	204,682,315

Total Croatia			$239,016,377

Cyprus — 2.6%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	27,357	$30,766,509
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	38,842,473
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	16,229,566
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	9,538	11,444,802
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,728,648

Total Cyprus			$122,011,998

Dominican Republic — 2.1%
Dominican Republic, 8.625%, 4/20/27(1)	USD	5,754	$7,005,495
Dominican Republic, 10.375%, 3/4/22(1)	DOP	235,900	5,177,955
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,482,200	32,841,660
Dominican Republic, 13.50%, 8/4/17(1)	DOP	39,400	889,949
Dominican Republic, 14.00%, 6/8/18(1)	DOP	986,600	23,095,404
Dominican Republic, 15.00%, 4/5/19(3)	DOP	280,500	6,891,624
Dominican Republic, 15.95%, 6/4/21(1)	DOP	195,800	5,209,842
Dominican Republic, 16.00%, 2/10/17(1)	DOP	461,700	10,370,211
Dominican Republic, 16.00%, 7/10/20(1)	DOP	253,600	6,597,845
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	3,067,814

Total Dominican Republic			$101,147,799

Ecuador — 1.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$38,016,570
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	33,926	29,600,435
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,219,794
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	12,270	12,340,000

Total Ecuador			$83,176,799

El Salvador — 0.6%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,416	$2,416,000
Republic of El Salvador, 6.375%, 1/18/27(1)(5)	USD	15,434	15,742,680
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	5,625	5,878,125
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	2,000	2,220,000
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,262	3,620,820

Total El Salvador			$29,877,625

Security	Principal Amount (000’s omitted)		Value
Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,654,017

Total Fiji			$39,654,017

Georgia — 0.2%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	$1,203,088
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	478,040
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	361,056
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,352	1,095,316
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,715,982
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	989,232

Total Georgia			$8,842,714

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,836,776

Total Germany			$18,836,776

Honduras — 0.6%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	5,163	$5,847,098
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	20,833	24,296,486

Total Honduras			$30,143,584

Iceland — 5.0%
Republic of Iceland, 5.875%, 5/11/22(1)	USD	97,490	$114,571,418
Republic of Iceland, 6.25%, 2/5/20	ISK	3,871,595	29,013,246
Republic of Iceland, 6.50%, 1/24/31	ISK	1,432,049	11,587,940
Republic of Iceland, 7.25%, 10/26/22	ISK	3,538,805	24,468,649
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	35,257,451
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,689,076

Total Iceland			$236,587,780

India — 2.1%
India Government Bond, 7.16%, 5/20/23	INR	473,430	$7,094,693
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,325,693
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,343,705
India Government Bond, 8.40%, 7/28/24	INR	1,250,780	20,001,874
India Government Bond, 8.60%, 6/2/28	INR	733,330	12,005,494
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	27,566,093

Total India			$98,337,552

Indonesia — 2.7%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	128,913,000	$10,846,398
Indonesia Government Bond, 8.75%, 5/15/31	IDR	656,729,000	57,234,921
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,774,307
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	47,951,645

Total Indonesia			$128,807,271

Iraq — 1.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	81,322	$61,296,457

Total Iraq			$61,296,457

Security	Principal Amount (000’s omitted)		Value
Japan — 3.0%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(4)	JPY	4,712,275	$49,176,968
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	9,083,896	94,927,980

Total Japan			$144,104,948

Kenya — 0.8%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,765,795
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,892,359
Republic of Kenya, 5.875%, 6/24/19(1)	USD	6,743	6,791,550
Republic of Kenya, 6.875%, 6/24/24(1)	USD	22,244	21,196,308
Republic of Kenya, 6.875%, 6/24/24(3)	USD	3,847	3,665,806

Total Kenya			$38,311,818

Lebanon — 0.2%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	$1,876,974
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	3,471,050	2,315,569
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	1,654,170	1,103,951
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	8,303,350	5,510,039

Total Lebanon			$10,806,533

Macedonia — 2.3%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	16,615	$18,020,540
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	61,984,583
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	17,311	19,571,435
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	10,463,499

Total Macedonia			$110,040,057

Mongolia — 1.7%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	37,067	$36,325,660
Mongolia International Bond, 4.125%, 1/5/18(3)	USD	1,684	1,650,320
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	18,262	16,580,672
Mongolia International Bond, 10.875%, 4/6/21(1)	USD	11,139	12,435,658
Mongolia International Bond, 10.875%, 4/6/21(3)	USD	11,470	12,717,363

Total Mongolia			$79,709,673

New Zealand — 2.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	96,824	$73,794,402
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	69,603	59,889,361

Total New Zealand			$133,683,763

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	26,375	$26,579,406

Total Nigeria			$26,579,406

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,668,838

Total Pakistan			$6,668,838

Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$40,340,820

Total Philippines			$40,340,820

Security	Principal Amount (000’s omitted)		Value
Romania — 1.0%
Romania Government Bond, 2.875%, 10/28/24(1)	EUR	10,106	$12,047,378
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	644,075
Romania Government Bond, 6.75%, 2/7/22(1)	USD	29,796	35,680,710

Total Romania			$48,372,163

Russia — 6.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$109,434,069
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	37,662,576
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	19,905,067
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	13,919,682
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	34,652,286
Russia Government Bond, 8.50%, 9/17/31	RUB	4,467,560	68,147,520

Total Russia			$283,721,200

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$19,641,880

Total Rwanda			$19,641,880

Serbia — 9.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$155,325,109
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	103,257,272
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	10,022,317
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	5,785,830	52,303,520
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,681,339
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,940,861
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,616,856
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,579,486
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,179,812
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	23,476,845
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,798,250	63,540,873

Total Serbia			$471,924,290

Slovenia — 0.4%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	5,796	$6,632,218
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	8,664	10,153,125

Total Slovenia			$16,785,343

Sri Lanka — 4.4%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	2,886	$2,988,441
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	10,196	10,341,640
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	1,000	1,060,080
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	3,063	3,247,025
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	2,191	2,315,070
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	22,980	24,284,758
Republic of Sri Lanka, 6.85%, 11/3/25(3)	USD	1,690	1,785,955
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	32,813,086
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	876,848
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,768,599
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,707,189
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,119,630	13,506,346
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,752,150
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,741,112
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	22,237,625

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	191,840	$1,290,765
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,462,000	9,789,364
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,205,000	7,971,042
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	732,310	4,861,001
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,807,750	11,361,262
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	370,000	2,263,243
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,306,497
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,497,070
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,886,620	11,979,739

Total Sri Lanka			$210,745,907

Tanzania — 1.8%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	83,915	$86,641,968

Total Tanzania			$86,641,968

Thailand — 1.6%
Kingdom of Thailand, 1.25%, 3/12/28(1)(4)	THB	2,878,715	$78,159,549

Total Thailand			$78,159,549

Turkey — 2.6%
Republic of Turkey, 7.00%, 6/5/20	USD	18,000	$19,977,102
Turkey Government Bond, 8.00%, 3/12/25	TRY	51,823	15,811,701
Turkey Government Bond, 9.00%, 7/24/24	TRY	151,353	49,295,547
Turkey Government Bond, 10.60%, 2/11/26	TRY	108,968	38,955,572

Total Turkey			$124,039,922

Vietnam — 0.0%(2)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$242,222

Total Vietnam			$242,222

Zambia — 1.1%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	21,875	$17,449,031
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	885,000
Republic of Zambia, 8.50%, 4/14/24(3)	USD	35,224	31,173,240
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,031,782

Total Zambia			$52,539,053

Total Foreign Government Bonds (identified cost $3,612,529,914)			$3,688,735,956

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	12,200	$12,224,400

Total Azerbaijan			$12,224,400

Georgia — 0.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,280,051
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	8,089,904

Security	Principal Amount (000’s omitted)		Value
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	7,222	$7,528,935

Total Georgia			$39,898,890

India — 0.4%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,054,942
Export-Import Bank of India, 8.87%, 10/30/29	INR	245,000	3,950,328
Food Corp. of India, 9.95%, 3/7/22	INR	100,000	1,644,214
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,065,686
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	167,000	2,575,617
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	558,252
NTPC, Ltd., 9.17%, 9/22/24	INR	125,000	2,012,920
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,318,265
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,354,879

Total India			$18,535,103

Mongolia — 0.3%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	15,978	$16,097,835

Total Mongolia			$16,097,835

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$12,063,832
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,956,289

Total Russia			$15,020,121

Total Foreign Corporate Bonds (identified cost $101,113,943)			$101,776,349

Sovereign Loans — 1.9%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$15,600	$15,022,194

Total Ethiopia			$15,022,194

Kenya — 0.4%
Government of Kenya, Term Loan, 6.14%, Maturing October 28, 2017(8)		$17,030	$16,987,425

Total Kenya			$16,987,425

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 16, 2022(9)(10)(11)	EUR	11,000	$12,334,240

Total Macedonia			$12,334,240

Pakistan — 0.7%
Islamic Republic of Pakistan, Term Loan, 3.43%, Maturing October 1, 2017(9)		$35,000	$35,148,696

Total Pakistan			$35,148,696

Borrower	Principal Amount (000’s omitted)	Value
Suriname — 0.2%
Republic of Suriname, Term Loan, 8.57%, Maturing September 30, 2017(7)(9)	$9,575	$9,640,042

Total Suriname		$9,640,042

Total Sovereign Loans (identified cost $87,137,304)		$89,132,597

Debt Obligations – United States — 7.8%

Corporate Bonds & Notes — 0.0%(2)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$586,521

Total Corporate Bonds & Notes (identified cost $512,218)		$586,521

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$108,578	$122,333
Series 1548, Class Z, 7.00%, 7/15/23	107,414	121,105
Series 1650, Class K, 6.50%, 1/15/24	628,958	703,551
Series 1817, Class Z, 6.50%, 2/15/26	95,645	108,712
Series 1927, Class ZA, 6.50%, 1/15/27	349,091	397,559
Series 2127, Class PG, 6.25%, 2/15/29	525,483	585,578
Series 2344, Class ZD, 6.50%, 8/15/31	711,006	828,949
Series 2458, Class ZB, 7.00%, 6/15/32	1,271,546	1,516,745

		$4,384,532

Federal National Mortgage Association:
Series 1992-180, Class F, 1.638%, 10/25/22(6)	$410,558	$417,035
Series 1993-16, Class Z, 7.50%, 2/25/23	400,193	447,786
Series 1993-79, Class PL, 7.00%, 6/25/23	251,614	282,289
Series 1993-104, Class ZB, 6.50%, 7/25/23	94,771	103,452
Series 1993-121, Class Z, 7.00%, 7/25/23	1,487,786	1,655,420
Series 1993-141, Class Z, 7.00%, 8/25/23	303,778	342,334
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,868,410	2,090,789
Series 1994-79, Class Z, 7.00%, 4/25/24	380,386	425,042
Series 1994-89, Class ZQ, 8.00%, 7/25/24	287,074	329,080
Series 1996-35, Class Z, 7.00%, 7/25/26	91,525	105,948
Series 1998-16, Class H, 7.00%, 4/18/28	293,686	338,004
Series 1998-44, Class ZA, 6.50%, 7/20/28	541,466	623,037
Series 1999-25, Class Z, 6.00%, 6/25/29	578,017	658,885
Series 2000-2, Class ZE, 7.50%, 2/25/30	136,617	161,033
Series 2000-49, Class A, 8.00%, 3/18/27	410,915	480,977
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,328,836	4,937,948
Series 2001-74, Class QE, 6.00%, 12/25/31	1,235,774	1,392,250
Series 2009-48, Class WA, 5.831%, 7/25/39(12)	5,325,468	6,021,574
Series 2011-38, Class SA, 12.036%, 5/25/41(13)	5,852,009	6,725,620
Series G48, Class Z, 7.10%, 12/25/21	319,562	350,447
Series G92-60, Class Z, 7.00%, 10/25/22	572,995	628,048
Series G93-1, Class K, 6.675%, 1/25/23	528,247	581,293
Series G93-31, Class PN, 7.00%, 9/25/23	1,642,151	1,838,366

Security	Principal Amount	Value
Series G93-41, Class ZQ, 7.00%, 12/25/23	$3,160,848	$3,540,656
Series G94-7, Class PJ, 7.50%, 5/17/24	545,463	625,814

		$35,103,127

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$124,872	$137,937

		$137,937

Total Collateralized Mortgage Obligations (identified cost $36,534,409)		$39,625,596

Mortgage Pass-Throughs — 6.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.74%, with maturity at 2036(14)	$3,273,183	$3,470,176
2.876%, with maturity at 2035(14)	2,979,805	3,113,581
3.006%, with maturity at 2023(14)	87,775	90,612
3.373%, with maturity at 2029(14)	331,435	333,276
4.384%, with maturity at 2030(14)	618,740	665,127
4.50%, with maturity at 2035	451,195	483,979
6.00%, with various maturities to 2035(15)	12,245,116	14,180,670
6.50%, with various maturities to 2036(15)	21,747,580	25,289,930
6.60%, with maturity at 2030	1,176,583	1,402,171
7.00%, with various maturities to 2036(15)	22,052,876	26,139,214
7.31%, with maturity at 2026	74,958	87,510
7.50%, with various maturities to 2035	12,789,759	15,023,675
7.95%, with maturity at 2022	191,063	211,176
8.00%, with various maturities to 2034	5,198,098	6,207,354
8.15%, with maturity at 2021	41,747	45,242
8.30%, with maturity at 2021	12,140	13,100
8.47%, with maturity at 2018	25,770	26,649
8.50%, with various maturities to 2028	403,629	472,115
9.00%, with various maturities to 2027	625,247	701,005
9.50%, with maturity at 2027	90,582	101,199
10.00%, with various maturities to 2020	134,147	142,814
10.50%, with maturity at 2021	75,969	79,220

		$98,279,795

Federal National Mortgage Association:
1.92%, with various maturities to 2033(14)(15)	$10,765,814	$10,962,054
1.928%, with various maturities to 2035(14)	14,221,122	14,496,346
1.929%, with maturity at 2038(14)	665,899	679,318
1.936%, with maturity at 2027(14)	188,754	191,701
1.937%, with maturity at 2022(14)	844,086	853,615
2.003%, with maturity at 2035(14)	2,858,503	2,909,551
2.078%, with maturity at 2025(14)	777,342	792,308
2.278%, with maturity at 2024(14)	394,559	403,746
2.493%, with maturity at 2028(14)	182,451	190,076
2.788%, with maturity at 2023(14)	57,197	58,165
3.617%, with maturity at 2034(14)	1,750,094	1,872,866
3.708%, with maturity at 2035(14)	5,345,761	5,712,487
3.845%, with maturity at 2035(14)	4,536,200	4,876,280
5.50%, with maturity at 2020	249,774	260,641
6.00%, with various maturities to 2038(15)	68,426,295	78,897,400
6.318%, with maturity at 2032(14)	1,762,653	1,940,946
6.50%, with various maturities to 2038	22,955,848	26,700,501

Security	Principal Amount	Value
7.00%, with various maturities to 2035	$24,748,142	$29,428,924
7.273%, with maturity at 2025(14)	48,881	52,093
7.50%, with various maturities to 2035	21,249,893	25,217,570
8.00%, with various maturities to 2034	2,961,447	3,476,992
8.50%, with various maturities to 2037	5,495,253	6,800,974
9.00%, with various maturities to 2032	1,081,965	1,236,198
9.125%, with maturity at 2028(12)	40,789	43,571
9.50%, with various maturities to 2031	995,943	1,159,963
9.884%, with maturity at 2027(12)	76,012	82,732
10.50%, with maturity at 2029	120,798	140,474
11.50%, with maturity at 2031	178,036	221,487

		$219,658,979

Government National Mortgage Association:
2.00%, with maturity at 2024(14)	$305,311	$311,735
6.50%, with various maturities to 2032	863,908	992,748
7.00%, with various maturities to 2031	1,340,713	1,579,230
7.50%, with various maturities to 2032	3,153,326	3,629,997
7.75%, with maturity at 2019	16,393	17,751
8.00%, with various maturities to 2034	3,085,278	3,675,617
8.30%, with maturity at 2020	7,940	8,531
8.50%, with various maturities to 2021	80,531	84,208
9.00%, with various maturities to 2025	107,467	122,221
9.50%, with various maturities to 2026	586,960	689,656

		$11,111,694

Total Mortgage Pass-Throughs (identified cost $313,705,720)		$329,050,468

U.S. Treasury Obligations — 0.0%(2)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$1,959,141

Total U.S. Treasury Obligations (identified cost $1,628,063)		$1,959,141

Total Debt Obligations - United States (identified cost $352,380,410)		$371,221,726

Common Stocks — 1.5%

Security	Shares	Value
Iceland — 0.8%
Eimskipafelag Islands HF	2,775,070	$6,085,937
Hagar HF	13,965,633	5,418,743
HB Grandi HF	16,898,611	4,311,779
Icelandair Group HF	24,575,942	5,690,267
Marel HF	3,792,656	8,061,653
Reginn HF(16)	11,513,300	2,155,921
Reitir Fasteignafelag HF	7,757,197	5,313,014
Siminn HF(16)	86,843,664	2,263,481

Total Iceland		$39,300,795

Security	Shares	Value
Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(16)	38,138,000	$16,520,749

Total Singapore		$16,520,749

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,521,783
Bank for Investment and Development of Vietnam JSC	468,816	370,611
Bao Viet Holdings	156,900	415,856
Danang Rubber JSC	68,640	121,729
HA TIEN 1 Cement JSC(16)	183,000	249,550
Hoa Phat Group JSC	420,600	840,528
Hoa Sen Group	80,730	142,739
KIDO Group Corp.	373,100	483,926
Kinh Bac City Development Share Holding Corp.(16)	513,300	407,770
Masan Group Corp.(16)	636,000	1,825,771
PetroVietnam Drilling & Well Services JSC	236,785	276,303
PetroVietnam Fertilizer & Chemical JSC	385,500	504,909
PetroVietnam Gas JSC	165,200	438,381
PetroVietnam Technical Services Corp.	628,300	479,165
Pha Lai Thermal Power JSC	219,100	151,480
Saigon - Hanoi Commercial Joint Stock Bank(16)	829,250	223,317
Saigon Securities, Inc.(16)	668,470	687,801
Saigon Thuong Tin Commercial JSB(16)	1,482,405	752,177
Tan Tao Investment & Industry JSC(16)	1,064,400	234,240
Vietnam Construction and Import-Export JSC	311,100	208,095
Vietnam Dairy Products JSC	379,700	2,693,033
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	118,835
Vingroup JSC(16)	1,718,675	3,931,175

Total Vietnam		$17,079,174

Total Common Stocks (identified cost $72,199,467)		$72,900,718

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(16)	24,986	$28,657,859

Total Precious Metals (identified cost $43,799,986)		$28,657,859

Currency Options Purchased — 0.4%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	174,186	SEK	9.00	9/7/16	$30,185
Put CNH/Call USD	Standard Chartered Bank	USD	36,347	CNH	6.47	6/15/17	1,771,371
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	1,658,392
Put EUR/Call USD	Deutsche Bank AG	USD	70,390	USD	1.10	11/1/16	631,821
Put EUR/Call USD	Deutsche Bank AG	USD	69,960	USD	1.18	11/1/16	3,542,564
Put EUR/Call USD	Deutsche Bank AG	USD	69,920	USD	1.28	11/1/16	8,365,229
Put INR/Call USD	Deutsche Bank AG	USD	55,780	INR	68.24	9/15/16	174,145
Put INR/Call USD	Standard Chartered Bank	USD	52,990	INR	68.16	9/16/16	185,306
Put RUB/Call USD	Bank of America, N.A.	USD	18,369	RUB	110.00	11/3/16	24,155

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put RUB/Call USD	Deutsche Bank AG	USD	22,079	RUB	110.00	11/16/16	$33,670
Put RUB/Call USD	Goldman Sachs International	USD	19,188	RUB	110.00	11/4/16	25,501
Put RUB/Call USD	Goldman Sachs International	USD	16,549	RUB	110.00	11/4/16	21,994

Total Currency Options Purchased (identified cost $17,851,437)							$16,464,333

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		605	JPY	21,000.00	3/12/21	$6,231,614
WTI Crude Oil Futures 12/2016	Not Applicable		884	USD	75.00	11/16/16	44,200

Total Call Options Purchased (identified cost $6,919,385)							$6,275,814

Short-Term Investments — 6.3%

Foreign Government Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,508,242
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,775,931

Total Georgia			$4,284,173

Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,713,093	$9,439,222
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	157,598	867,514
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	700,552	3,850,325

Total Iceland			$14,157,061

Lebanon — 0.3%
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	$3,365,270
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,721,882
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,315,090

Total Lebanon			$12,402,242

Total Foreign Government Securities (identified cost $31,438,063)			$30,843,476

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/16(15)	$18,900	$18,899,811
U.S. Treasury Bill, 0.00%, 8/18/16(15)	40,000	39,996,680
U.S. Treasury Bill, 0.00%, 9/22/16(15)	16,000	15,994,832

Total U.S. Treasury Obligations (identified cost $74,885,265)		$74,891,323

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of EUR 18,101,934, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,111,068.	EUR	18,113	$20,249,784

Total Repurchase Agreements (identified cost $20,027,887)			$20,249,784

Other — 3.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(17)		$171,214	$171,213,927

Total Other (identified cost $171,213,927)			$171,213,927

Total Short-Term Investments (identified cost $297,565,142)			$297,198,510

Total Investments — 98.3% (identified cost $4,591,496,988)			$4,672,363,862

Less Unfunded Loan Commitments — (0.2)%			$(10,933,999)

Net Investments — 98.1% (identified cost $4,580,562,989)			$4,661,429,863

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Citibank, N.A.	USD	70,390	USD	1.10	11/1/16	$(631,821)
Put EUR/Call USD	Deutsche Bank AG	USD	69,960	USD	1.18	11/1/16	(3,542,564)
Put EUR/Call USD	Deutsche Bank AG	USD	69,920	USD	1.28	11/1/16	(8,365,229)

Total Currency Options Written (premiums received $14,845,493)							$(12,539,614)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,106,840)

Total Spain			$(19,106,840)

Total Foreign Government Bonds (proceeds $20,089,195)			$(19,106,840)

Total Securities Sold Short (proceeds $20,089,195)			$(19,106,840)

Other Assets, Less Liabilities — 2.6%			$123,392,080

Net Assets — 100.0%			$4,753,175,489

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $1,950,186,804 or 41.0% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $240,894,451 or 5.1% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at July 31, 2016.

(11)	Unfunded or partially unfunded loan commitments.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(14)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Non-income producing.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $1,324,432.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,834,677	USD	12,098,412	Deutsche Bank AG	8/3/16	$15,211	$—
PEN	49,042,868	USD	14,596,092	BNP Paribas	8/3/16	42,010	—
USD	12,438,318	EUR	10,834,677	Deutsche Bank AG	8/3/16	324,695	—
USD	13,689,565	PEN	49,042,868	BNP Paribas	8/3/16	—	(948,536)
THB	197,533,000	USD	5,664,841	Deutsche Bank AG	8/4/16	6,250	—
THB	231,646,000	USD	6,643,132	Standard Chartered Bank	8/4/16	7,329	—
USD	5,610,139	THB	197,533,000	Deutsche Bank AG	8/4/16	—	(60,952)
USD	6,580,852	THB	231,646,000	Standard Chartered Bank	8/4/16	—	(69,609)
USD	30,047,133	ZAR	441,076,891	Standard Chartered Bank	8/4/16	—	(1,714,974)
EUR	36,944,374	SEK	348,814,000	Goldman Sachs International	8/8/16	537,785	—
RSD	215,933,979	EUR	1,745,626	Deutsche Bank AG	8/8/16	4,461	—
SEK	134,605,000	EUR	14,298,158	Goldman Sachs International	8/8/16	—	(254,013)
SEK	137,550,000	EUR	14,900,821	Goldman Sachs International	8/8/16	—	(583,680)
SEK	211,264,000	EUR	22,623,826	Goldman Sachs International	8/8/16	—	(602,995)
INR	170,953,000	USD	2,513,276	JPMorgan Chase Bank, N.A.	8/9/16	38,575	—
USD	17,605,962	INR	1,188,163,000	BNP Paribas	8/9/16	—	(129,992)
USD	6,050,859	INR	408,315,000	Standard Chartered Bank	8/9/16	—	(44,143)
USD	24,266,750	EUR	21,180,534	JPMorgan Chase Bank, N.A.	8/10/16	579,852	—
USD	730,232	EUR	657,727	JPMorgan Chase Bank, N.A.	8/10/16	—	(5,327)
USD	59,787,344	NZD	83,945,640	Standard Chartered Bank	8/10/16	—	(813,640)
USD	15,492,870	NZD	22,766,892	Standard Chartered Bank	8/10/16	—	(942,719)
CNH	207,000,000	USD	30,835,692	Deutsche Bank AG	8/11/16	391,542	—
IDR	23,620,000,000	USD	1,754,178	Barclays Bank PLC	8/11/16	47,086	—
IDR	235,256,927,000	USD	17,319,443	Goldman Sachs International	8/11/16	621,275	—
USD	38,153,148	CNH	250,660,000	Deutsche Bank AG	8/11/16	339,532	—
USD	18,774,326	IDR	258,876,927,000	Deutsche Bank AG	8/11/16	—	(967,656)
USD	100,042,992	RUB	6,801,122,689	Credit Suisse International	8/11/16	—	(2,781,986)
USD	2,215,892	RUB	147,799,971	Citibank, N.A.	8/12/16	—	(18,097)
USD	5,021,267	RUB	338,262,700	Deutsche Bank AG	8/12/16	—	(91,555)
USD	4,867,399	RUB	332,212,158	Deutsche Bank AG	8/12/16	—	(153,970)
USD	20,666,744	RUB	1,404,511,922	Deutsche Bank AG	8/12/16	—	(562,379)
IDR	196,156,590,000	USD	14,534,424	BNP Paribas	8/16/16	415,304	—
IDR	188,723,710,000	USD	13,980,570	Standard Chartered Bank	8/16/16	402,675	—
LKR	199,516,810	USD	1,357,719	Citibank, N.A.	8/16/16	6,190	—
LKR	380,630,349	USD	2,599,934	Citibank, N.A.	8/16/16	2,077	—
LKR	199,516,810	USD	1,362,634	Citibank, N.A.	8/16/16	1,275	—
NZD	24,348,301	USD	16,962,001	Goldman Sachs International	8/16/16	610,468	—
NZD	29,020,222	USD	20,588,396	Goldman Sachs International	8/16/16	355,855	—
NZD	12,768,067	USD	8,966,375	Goldman Sachs International	8/16/16	248,496	—
NZD	14,633,387	USD	10,356,048	Goldman Sachs International	8/16/16	205,048	—
USD	10,825,385	IDR	148,307,775,000	Goldman Sachs International	8/16/16	—	(477,630)
USD	6,395,996	IDR	88,264,750,000	Standard Chartered Bank	8/16/16	—	(330,946)
USD	10,829,337	IDR	148,307,775,000	Standard Chartered Bank	8/16/16	—	(473,678)
USD	1,381,752	LKR	202,495,722	Citibank, N.A.	8/16/16	—	(2,521)
USD	3,938,371	LKR	577,168,247	Citibank, N.A.	8/16/16	—	(7,185)
USD	81,465,471	NZD	119,815,378	Goldman Sachs International	8/16/16	—	(5,006,764)
USD	46,252,435	EUR	41,163,770	Deutsche Bank AG	8/17/16	205,259	—
USD	1,357,610	EUR	1,190,901	Deutsche Bank AG	8/17/16	25,429	—
USD	1,326,434	EUR	1,192,361	Deutsche Bank AG	8/17/16	—	(7,381)
USD	3,892,869	EUR	3,541,000	Deutsche Bank AG	8/17/16	—	(68,212)
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	—	(53,102)
USD	1,341,604	LKR	196,880,404	Citibank, N.A.	8/18/16	—	(3,696)
USD	1,632,409	LKR	239,556,093	Citibank, N.A.	8/18/16	—	(4,497)
USD	1,963,808	LKR	288,188,758	Citibank, N.A.	8/18/16	—	(5,410)
USD	25,673,013	NZD	37,908,294	Standard Chartered Bank	8/19/16	—	(1,682,173)
EUR	6,745,246	RSD	833,510,000	Deutsche Bank AG	8/22/16	2,265	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	321,939,000	EUR	2,602,789	Deutsche Bank AG	8/22/16	$1,953	$—
RSD	109,603,336	EUR	886,543	Deutsche Bank AG	8/22/16	184	—
RSD	206,010,000	EUR	1,667,017	Deutsche Bank AG	8/22/16	—	(409)
USD	721,074	LKR	105,961,815	Citibank, N.A.	8/22/16	—	(2,341)
USD	1,361,212	LKR	199,757,792	Citibank, N.A.	8/22/16	—	(2,561)
USD	877,215	LKR	128,906,712	Citibank, N.A.	8/22/16	—	(2,848)
USD	1,966,171	LKR	288,535,598	Citibank, N.A.	8/22/16	—	(3,700)
USD	1,632,232	LKR	239,856,533	Citibank, N.A.	8/22/16	—	(5,300)
USD	15,592,019	PEN	52,358,000	BNP Paribas	8/22/16	—	(638)
USD	39,211,531	PHP	1,850,100,000	Bank of America, N.A.	8/22/16	—	(70,554)
USD	47,724,092	ZAR	772,109,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(7,677,456)
RUB	1,608,725,100	USD	24,184,081	Citibank, N.A.	8/23/16	63,308	—
RUB	1,617,707,333	USD	24,334,843	JPMorgan Chase Bank, N.A.	8/23/16	47,931	—
USD	2,150,218	LKR	318,769,780	Citibank, N.A.	8/23/16	—	(25,592)
USD	9,364,397	RUB	643,006,353	Deutsche Bank AG	8/23/16	—	(327,268)
USD	16,662,705	RUB	1,142,645,023	Goldman Sachs International	8/23/16	—	(559,727)
CAD	426,800	USD	329,195	Standard Chartered Bank	8/24/16	—	(2,258)
CAD	123,853,200	USD	95,558,367	Standard Chartered Bank	8/24/16	—	(684,507)
USD	94,715,142	CAD	124,280,000	Standard Chartered Bank	8/24/16	—	(485,655)
USD	105,625,277	EUR	94,175,428	Goldman Sachs International	8/24/16	249,188	—
USD	1,370,821	EUR	1,222,223	Goldman Sachs International	8/24/16	3,234	—
USD	263,075	EUR	239,183	Goldman Sachs International	8/24/16	—	(4,555)
USD	4,193,697	EUR	3,782,194	Goldman Sachs International	8/24/16	—	(38,329)
USD	2,308,051	EUR	2,098,037	Goldman Sachs International	8/24/16	—	(39,514)
USD	4,776,595	EUR	4,346,271	Goldman Sachs International	8/24/16	—	(86,595)
USD	7,585,609	JPY	790,868,000	Standard Chartered Bank	8/25/16	—	(171,236)
USD	7,500,835	JPY	789,575,434	Standard Chartered Bank	8/25/16	—	(243,332)
USD	9,526,180	JPY	1,007,888,898	Standard Chartered Bank	8/25/16	—	(359,209)
USD	110,015,468	JPY	12,008,683,428	Standard Chartered Bank	8/25/16	—	(7,765,875)
USD	898,613	LKR	133,668,718	Citibank, N.A.	8/29/16	—	(12,573)
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	—	(506,204)
USD	36,764,708	TRY	111,676,476	BNP Paribas	8/29/16	—	(374,034)
USD	29,345,183	TRY	89,655,404	Standard Chartered Bank	8/29/16	—	(470,307)
EUR	1,745,240	USD	1,974,409	Standard Chartered Bank	8/31/16	—	(21,076)
USD	154,204,806	EUR	135,576,583	Standard Chartered Bank	8/31/16	2,462,807	—
USD	40,135,311	TRY	121,411,324	Standard Chartered Bank	9/1/16	—	(212,607)
USD	4,031,955	AUD	5,590,418	BNP Paribas	9/6/16	—	(211,900)
USD	4,036,953	AUD	5,590,418	Goldman Sachs International	9/6/16	—	(206,902)
USD	22,448,410	AUD	30,225,000	Goldman Sachs International	9/6/16	—	(496,295)
USD	16,987,787	AUD	23,221,000	Goldman Sachs International	9/6/16	—	(639,971)
IDR	168,350,295,000	USD	12,349,640	BNP Paribas	9/7/16	444,394	—
IDR	126,259,645,000	USD	9,262,229	Deutsche Bank AG	9/7/16	333,063	—
IDR	92,622,307,000	USD	6,716,629	Deutsche Bank AG	9/7/16	322,343	—
IDR	42,575,390,000	USD	3,087,410	Deutsche Bank AG	9/7/16	148,170	—
IDR	42,513,650,000	USD	3,087,411	Standard Chartered Bank	9/7/16	143,478	—
SEK	13,060,000	EUR	1,405,041	Standard Chartered Bank	9/7/16	—	(44,186)
AUD	32,660,000	USD	24,562,606	Morgan Stanley & Co. International PLC	9/8/16	228,993	—
AUD	7,731,765	USD	5,814,829	Morgan Stanley & Co. International PLC	9/8/16	54,211	—
AUD	11,454,235	USD	8,725,320	Morgan Stanley & Co. International PLC	9/8/16	—	(30,624)
IDR	101,950,762,286	USD	7,539,343	BNP Paribas	9/8/16	207,381	—
IDR	101,950,755,000	USD	7,561,710	Deutsche Bank AG	9/8/16	185,014	—
IDR	62,658,989,914	USD	4,631,115	Standard Chartered Bank	9/8/16	130,025	—
USD	4,712,797	AUD	6,364,000	Morgan Stanley & Co. International PLC	9/8/16	—	(117,998)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,670,099	AUD	9,084,296	Morgan Stanley & Co. International PLC	9/8/16	$—	$(225,621)
USD	9,390,796	AUD	12,725,000	Morgan Stanley & Co. International PLC	9/8/16	—	(268,516)
USD	28,682,550	AUD	39,000,000	Morgan Stanley & Co. International PLC	9/8/16	—	(921,625)
USD	22,658,522	ZAR	342,189,000	BNP Paribas	9/9/16	—	(1,808,408)
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(7,561)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(10,485)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(15,849)
USD	18,112,856	CNH	119,505,000	Bank of America, N.A.	9/13/16	107,682	—
USD	19,877,692	CNH	131,155,000	Standard Chartered Bank	9/13/16	117,276	—
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	43,849	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	10,996	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	10,327	—
USD	87,930,689	SGD	118,871,300	BNP Paribas	9/13/16	—	(704,066)
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(13,261)
USD	33,420,453	EUR	30,128,330	Goldman Sachs International	9/14/16	—	(321,681)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	33,903	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	13,809	—
JPY	2,233,674,001	USD	21,413,805	Standard Chartered Bank	9/16/16	513,619	—
JPY	1,489,115,999	USD	14,515,216	Standard Chartered Bank	9/16/16	103,067	—
JPY	747,810,000	USD	7,289,307	Standard Chartered Bank	9/16/16	51,759	—
USD	95,954,797	EUR	85,078,000	Standard Chartered Bank	9/16/16	663,054	—
USD	5,349,985	EUR	4,860,000	Standard Chartered Bank	9/16/16	—	(93,465)
USD	22,931,532	ZAR	344,638,000	BNP Paribas	9/19/16	—	(1,662,458)
USD	22,923,881	ZAR	357,624,000	BNP Paribas	9/19/16	—	(2,596,814)
CLP	20,969,342,000	USD	31,580,334	BNP Paribas	9/20/16	300,314	—
CLP	4,030,658,000	USD	6,074,843	BNP Paribas	9/20/16	53,151	—
USD	36,075,036	CLP	25,000,000,000	BNP Paribas	9/20/16	—	(1,933,605)
USD	47,912,490	EUR	42,750,000	Goldman Sachs International	9/20/16	21,351	—
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	37,669	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	17,697	—
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	5,840	—
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(5,151)
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	—	(802)
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	—	(1,800)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	—	(3,330)
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	—	(2,654)
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	26,161	—
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	17,666	—
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	818	—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	390	—
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	—	(17,938)
EUR	16,311,847	SEK	153,853,337	Standard Chartered Bank	9/28/16	249,030	—
SEK	102,087,000	EUR	10,842,986	Morgan Stanley & Co. International PLC	9/28/16	—	(187,108)
SEK	591,751,000	EUR	63,718,208	Standard Chartered Bank	9/28/16	—	(2,055,584)
USD	47,139,112	EUR	41,268,647	Goldman Sachs International	9/28/16	890,211	—
USD	50,930,531	EUR	44,592,782	Standard Chartered Bank	9/28/16	956,343	—
USD	3,105,248	PEN	10,828,000	BNP Paribas	9/29/16	—	(106,917)
USD	11,670,592	PEN	40,637,000	The Bank of Nova Scotia	9/29/16	—	(384,519)
USD	35,712,085	SGD	48,672,000	Standard Chartered Bank	9/29/16	—	(575,335)
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	—	(40,879)
USD	19,294,938	EUR	17,375,000	Goldman Sachs International	10/5/16	—	(183,046)
USD	30,010,376	EUR	27,271,004	JPMorgan Chase Bank, N.A.	10/5/16	—	(561,375)
USD	90,182,695	EUR	81,362,951	JPMorgan Chase Bank, N.A.	10/5/16	—	(1,028,024)
USD	10,395,450	EUR	9,360,506	Goldman Sachs International	10/11/16	—	(100,661)
GBP	4,470,714	USD	5,810,632	JPMorgan Chase Bank, N.A.	10/13/16	113,540	—
GBP	3,657,000	USD	4,753,039	JPMorgan Chase Bank, N.A.	10/13/16	92,875	—
GBP	6,909,286	USD	9,097,761	JPMorgan Chase Bank, N.A.	10/13/16	57,778	—
MYR	2,438,200	USD	610,925	BNP Paribas	10/13/16	—	(7,235)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	3,901,200	USD	976,765	BNP Paribas	10/13/16	$—	$(10,843)
MYR	26,417,561	USD	6,620,943	BNP Paribas	10/13/16	—	(80,054)
MYR	99,573,885	USD	24,871,708	BNP Paribas	10/13/16	—	(217,588)
MYR	11,379,873	USD	2,847,816	Deutsche Bank AG	10/13/16	—	(30,202)
MYR	3,413,600	USD	854,682	Goldman Sachs International	10/13/16	—	(9,487)
MYR	28,449,681	USD	7,124,889	Standard Chartered Bank	10/13/16	—	(80,854)
TWD	130,000,000	USD	4,044,804	BNP Paribas	10/13/16	54,203	—
TWD	81,250,000	USD	2,528,789	BNP Paribas	10/13/16	33,090	—
TWD	54,110,000	USD	1,682,787	BNP Paribas	10/13/16	23,346	—
TWD	123,680,000	USD	3,848,164	Deutsche Bank AG	10/13/16	51,568	—
TWD	131,410,000	USD	4,086,767	Goldman Sachs International	10/13/16	56,698	—
TWD	113,750,000	USD	3,539,754	Goldman Sachs International	10/13/16	46,877	—
TWD	463,800,000	USD	14,429,179	JPMorgan Chase Bank, N.A.	10/13/16	194,816	—
USD	96,849,367	NZD	134,728,201	JPMorgan Chase Bank, N.A.	10/13/16	—	(140,530)
USD	130,734,176	SGD	176,116,584	Standard Chartered Bank	10/14/16	—	(554,306)
SEK	326,970,000	EUR	34,748,739	Goldman Sachs International	10/17/16	—	(618,141)
RUB	5,584,023,500	USD	86,530,407	Deutsche Bank AG	10/19/16	—	(3,554,866)
USD	77,034,880	EUR	69,568,132	Standard Chartered Bank	10/19/16	—	(999,511)
USD	107,250,254	RUB	6,921,127,031	Deutsche Bank AG	10/19/16	4,406,085	—
USD	431,910	EUR	390,791	Goldman Sachs International	10/21/16	—	(6,477)
USD	5,363,720	EUR	4,850,077	Goldman Sachs International	10/21/16	—	(77,058)
USD	6,370,848	EUR	5,775,838	Goldman Sachs International	10/21/16	—	(108,442)
USD	7,091,586	SGD	9,613,000	Deutsche Bank AG	10/21/16	—	(74,155)
USD	28,232,821	SGD	38,271,000	Deutsche Bank AG	10/21/16	—	(295,224)
USD	8,534,651	SGD	11,570,000	Goldman Sachs International	10/21/16	—	(89,881)
USD	33,961,568	SGD	46,040,000	Goldman Sachs International	10/21/16	—	(357,660)
EUR	20,034,346	USD	22,312,151	Deutsche Bank AG	10/26/16	166,963	—
EUR	13,083,654	USD	14,529,398	Deutsche Bank AG	10/26/16	150,839	—
EUR	11,039,000	USD	12,258,810	Deutsche Bank AG	10/26/16	127,267	—
USD	39,340,244	RUB	2,613,569,140	BNP Paribas	10/26/16	567,144	—
USD	44,724,852	RUB	2,970,266,860	Credit Suisse International	10/26/16	660,031	—
USD	3,707,260	EUR	3,334,032	Standard Chartered Bank	10/27/16	—	(33,778)
USD	6,595,919	EUR	5,912,706	Standard Chartered Bank	10/27/16	—	(38,587)
USD	11,183,307	EUR	10,026,032	Standard Chartered Bank	10/27/16	—	(66,665)
USD	30,073,402	EUR	27,156,030	Standard Chartered Bank	10/27/16	—	(397,732)
SEK	209,917,000	EUR	22,019,574	Goldman Sachs International	10/31/16	—	(70,489)
KES	338,037,000	USD	3,259,759	Citibank, N.A.	11/2/16	17,839	—
USD	12,144,904	EUR	10,834,677	Deutsche Bank AG	11/2/16	—	(15,510)
USD	8,323,390	EUR	7,481,968	Standard Chartered Bank	11/2/16	—	(74,075)
USD	14,447,744	PEN	49,042,868	BNP Paribas	11/2/16	—	(50,827)
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(304,100)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(380,136)
MXN	1,147,033,694	USD	60,438,585	BNP Paribas	11/3/16	143,007	—
USD	6,937,190	PEN	25,182,000	Standard Chartered Bank	11/4/16	—	(506,085)
USD	6,739,940	PEN	24,543,492	Standard Chartered Bank	11/4/16	—	(514,606)
USD	55,203,313	EUR	49,885,066	Standard Chartered Bank	11/9/16	—	(803,786)
USD	10,263,191	THB	362,188,000	Deutsche Bank AG	11/10/16	—	(119,417)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/16	—	(65,593)
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	50,693	—
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	122,904	—
USD	8,286,198	THB	293,580,000	Deutsche Bank AG	11/15/16	—	(129,350)
USD	1,568,699	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(24,488)
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	190,220	—
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	52,241	—
USD	47,716,114	SGD	64,140,000	Bank of America, N.A.	11/21/16	—	(83,334)
USD	22,595,857	SGD	30,379,000	Deutsche Bank AG	11/21/16	—	(43,672)
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	100,846	—
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	241,219	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	$—	$(591,837)
USD	10,336,278	PEN	38,022,000	BNP Paribas	12/7/16	—	(870,095)
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	—	(54,268)
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	—	(167,240)
USD	14,494,076	PEN	48,932,000	BNP Paribas	12/21/16	89,631	—
USD	13,359,835	PEN	45,370,000	The Bank of Nova Scotia	12/21/16	3,961	—
CNH	138,830,313	USD	20,524,884	Standard Chartered Bank	1/12/17	265,559	—
CNH	1,753,687	USD	259,313	Standard Chartered Bank	1/12/17	3,310	—
TWD	301,435,000	USD	9,335,243	Deutsche Bank AG	1/12/17	192,647	—
TWD	223,812,000	USD	6,934,531	JPMorgan Chase Bank, N.A.	1/12/17	139,817	—
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(747,582)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	—	(527,144)
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(385,406)
MXN	907,000,000	USD	48,178,052	Bank of America, N.A.	1/13/17	—	(649,796)
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	2,424,249	—
TWD	393,075,000	USD	12,160,093	BNP Paribas	1/17/17	265,996	—
TWD	392,315,000	USD	12,149,737	BNP Paribas	1/17/17	252,326	—
TWD	394,539,000	USD	12,245,158	Citibank, N.A.	1/17/17	227,211	—
TWD	363,422,000	USD	11,251,455	Deutsche Bank AG	1/17/17	237,228	—
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(736,437)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(771,924)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(736,553)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(734,387)
TWD	416,930,000	USD	12,940,099	BNP Paribas	1/19/17	240,785	—
TWD	382,197,000	USD	11,856,584	Goldman Sachs International	1/19/17	226,246	—
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(845,677)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(819,879)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	—	(524,066)
TWD	399,457,000	USD	12,363,262	Bank of America, N.A.	1/26/17	267,507	—
TWD	442,103,000	USD	13,681,046	BNP Paribas	1/26/17	298,183	—
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	—	(736,858)
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(807,681)
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(539,525)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(893,735)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(899,208)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	348,857	—
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	322,766	—
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(1,094,406)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(963,746)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	80,682	—
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(317,223)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(353,685)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(531,624)
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	238,412	—
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	96,457	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	269,893	—
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	94,507	—
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(738,391)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(825,165)
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(383,065)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(754,356)
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	274,504	—
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	237,503	—
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(834,665)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(805,088)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(33,636)
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	195,347	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	$82,171	$—
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	182,199	—
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	117,562	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	18,315	—
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	137,476	—
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	86,443	—
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	206,473	—
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	231,593	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	348,030	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	106,063	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	258,605	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	229,870	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	335,559	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(2,278,483)
USD	26,570,048	BRL	93,500,000	Citibank, N.A.	4/5/17	—	(274,838)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(19,380,936)
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	128,659	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	282,368	—
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	94,057	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	45,953	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	9,643	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(38,156)
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	53,191	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	52,751	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(153,172)
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	—	(140,661)
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	—	(102,401)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(27,700)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(34,362)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	111,241	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	69,602	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	69,357	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	129,163	—
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(420,015)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(668,918)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(799,548)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	545	—
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(29,196)

						$33,110,165	$(112,669,570)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	902	Long	Oct-16	$394,809	$36,080	$(358,729)
Gold	197	Short	Dec-16	(26,411,790)	(26,742,750)	(330,960)
High Grade Copper	198	Short	Sep-16	(10,565,775)	(10,996,425)	(430,650)
High Grade Copper	240	Short	Mar-17	(12,545,250)	(13,437,000)	(891,750)
WTI Crude Oil	610	Short	Aug-16	(28,220,426)	(25,376,000)	2,844,426
Equity Futures
E-mini S&P 500 Index	456	Short	Sep-16	(47,122,755)	(49,434,960)	(2,312,205)
Nikkei 225 Index	22	Long	Sep-16	1,801,800	1,799,600	(2,200)
TOPIX Index	60	Short	Sep-16	(7,418,393)	(7,694,381)	(275,988)

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	701	Short	Sep-16	$(103,847,588)	$(104,759,630)	$(912,042)
Euro-Bund	231	Short	Sep-16	(42,338,835)	(43,338,294)	(999,459)
IMM 10-Year Interest Rate Swap	97	Long	Sep-16	9,037,849	8,902,883	(134,966)
Japan 10-Year Bond	115	Short	Sep-16	(171,626,892)	(171,990,003)	(363,111)
U.S. 2-Year Treasury Note	503	Short	Sep-16	(109,551,829)	(110,157,000)	(605,171)
U.S. 5-Year Deliverable Interest Rate Swap	3,440	Short	Sep-16	(357,192,143)	(359,426,250)	(2,234,107)
U.S. 5-Year Treasury Note	898	Short	Sep-16	(107,689,843)	(109,570,031)	(1,880,188)
U.S. 10-Year Deliverable Interest Rate Swap	1,668	Short	Sep-16	(177,083,710)	(180,534,938)	(3,451,228)
U.S. 10-Year Treasury Note	228	Short	Sep-16	(29,497,500)	(30,334,687)	(837,187)
U.S. 30-Year Deliverable Interest Rate Swap	24	Short	Sep-16	(2,801,250)	(2,985,000)	(183,750)

						$(13,359,265)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	680,400	Pays	Mexico Interbank TIIE 28 Day	6.09%	6/30/26	$(312,082)
CME Group, Inc.	MXN	1,218,700	Pays	Mexico Interbank TIIE 28 Day	6.13	6/30/26	(357,895)
CME Group, Inc.(1)	MXN	451,173	Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(47,866)
CME Group, Inc.(1)	MXN	804,108	Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(69,089)
LCH.Clearnet(1)	EUR	140,661	Receives	6-month Euro Interbank Offered Rate	0.50 (2)	9/21/21	(887,214)
LCH.Clearnet(1)	EUR	44,117	Receives	6-month Euro Interbank Offered Rate	1.00 (2)	9/21/26	(951,512)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR	1.92	7/28/26	825
LCH.Clearnet(1)	HUF	2,453,200	Receives	6-month HUF BUBOR	1.94	8/1/26	(10,397)
LCH.Clearnet	JPY	294,840	Receives	6-month JPY-LIBOR-BBA	(0.22)	7/14/46	83,995
LCH.Clearnet	JPY	589,690	Receives	6-month JPY-LIBOR-BBA	(0.25)	7/15/46	119,875
LCH.Clearnet	JPY	1,589,860	Receives	6-month JPY-LIBOR-BBA	(0.24)	7/15/46	340,630
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR	2.23	7/28/26	10,213
LCH.Clearnet(1)	PLN	35,503	Pays	6-month PLN WIBOR	2.22	8/1/26	1,120
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	266,704
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	496,303
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75	7/31/20	243,687
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78	7/31/20	323,955
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	432,894
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	541,195
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74	8/12/20	749,935
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62	8/14/20	682,928

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	10,695		Pays	3-month USD-LIBOR-BBA	1.68%		8/17/20	$358,300
LCH.Clearnet	USD	11,461		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	383,962
LCH.Clearnet	USD	23,643		Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	801,551
LCH.Clearnet	USD	40,058		Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	1,372,470
LCH.Clearnet(1)	USD	5,625		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	122,153
LCH.Clearnet(1)	USD	11,489		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	251,768
LCH.Clearnet(1)	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	509,321
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	1,066,724
LCH.Clearnet	USD	11,213		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	356,037
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	876,727
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	40,484
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	40,234
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	251,217
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	249,887
LCH.Clearnet	USD	12,320		Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	234,655
LCH.Clearnet	USD	20,290		Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	476,975
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	299,500
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	295,388
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	589,357
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	297,180
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	487,214
LCH.Clearnet	USD	2,546		Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	19,236
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	65,998
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	87,436
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	173,157
LCH.Clearnet	USD	8,650		Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	78,420
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	326,544
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	46,992
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	73,364
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	54,005
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	79,189
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	93,989
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	95,412
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	84,158
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(45,270)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(41,001)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(45,067)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(39,729)
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	806,867
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	937,008
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	145,992
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	198,750
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	341,677
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	337,822
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	259,485
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	79,912
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	157,006
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	128,423
LCH.Clearnet	USD	21,123		Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	94,492
LCH.Clearnet	USD	31,686		Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	158,484
LCH.Clearnet	USD	23,561		Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	(47,529)
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(14)
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(482,994)

									$15,241,522

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	179,941	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(96,178)
Bank of America, N.A.	CNY	426,880	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(70,486)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	481,729
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	184,164
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	220,035
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	5,495
BNP Paribas	CNY	345,380	Pays	7-day China Fixing Repo Rates	2.50	5/6/18	76,954
BNP Paribas	CNY	271,340	Pays	7-day China Fixing Repo Rates	2.54	5/17/18	92,645
BNP Paribas	CNY	152,480	Pays	7-day China Fixing Repo Rates	2.58	5/23/18	68,080
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	4,272,642
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,365,973
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	2,000,445
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,291,936
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(263,680)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(274,300)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(292,884)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(80,147)
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(76,929)
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(72,158)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	12,033
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	15,150
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	10,080
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	5,920
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	12,351
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	18,912
Deutsche Bank AG	CNY	451,831	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(235,726)
Deutsche Bank AG	CNY	328,940	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	84,899

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01%	6/28/20	$111,301
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(76,400)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(200,695)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	598,238
Deutsche Bank AG	SAR	33,130	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	206,193
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	380,333
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(138,065)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(139,387)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(181,920)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(142,925)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(328,636)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(234,307)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(230,066)
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	12,033
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	30,148
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	10,237
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	7,520
Goldman Sachs International	CNY	498,680	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(63,968)
Goldman Sachs International	CNY	190,780	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	36,921
Goldman Sachs International	CNY	296,250	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	119,278
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	314,852
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	495,727
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	318,127
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	373,818
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	299,678
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	323,039
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	274,897
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(94,004)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(184,007)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26%	9/17/20	$836,693
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	702,744
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	332,321
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	237,787
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	338,420
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	176,292
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	376,869
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	243,744
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	722,727
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	349,516
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	742,902
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	377,128
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	67,498
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	30,148
JPMorgan Chase Bank, N.A.	CNY	333,190	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(45,296)
JPMorgan Chase Bank, N.A.	CNY	317,430	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	72,636
JPMorgan Chase Bank, N.A.	CNY	369,080	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	84,455
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	17,524
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	42,225
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	7,717
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,926
Standard Chartered Bank	CNY	523,843	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(279,993)
Standard Chartered Bank	CNY	338,810	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	87,447

							$16,181,345

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.60%	$(70,138)	$85,360	$15,222
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.52	25,036	27,127	52,163
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	2.35	(103,264)	104,878	1,614

Total		$7,760					$(148,366)	$217,365	$68,999

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Colombia	ICE Clear Credit	$48,730	1.00	%(1)	6/20/21	$2,072,408	$(2,908,643)	$(836,235)
Italy	ICE Clear Credit	77,958	1.00	(1)	6/20/21	1,110,459	(1,258,834)	(148,375)
Mexico	ICE Clear Credit	36,510	1.00	(1)	6/20/21	818,197	(1,296,780)	(478,583)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	109,606	(80,691)	28,915
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	332,485	(227,709)	104,776
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	198,012	(128,382)	69,630

Total						$4,641,167	$(5,901,039)	$(1,259,872)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	0.75%	$197,330	$231,576	$428,906
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	0.75	164,522	114,429	278,951
Abu Dhabi	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	0.75	58,286	60,787	119,073
Abu Dhabi	Barclays Bank PLC	5,360	1.00	(1)	6/20/21	0.81	54,081	(24,857)	29,224
Abu Dhabi	BNP Paribas	4,000	1.00	(1)	6/20/21	0.81	40,359	(9,236)	31,123
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	0.75	117,052	97,315	214,367
Abu Dhabi	Goldman Sachs International	1,660	1.00	(1)	12/20/20	0.75	19,949	27,619	47,568
Abu Dhabi	Goldman Sachs International	10	1.00	(1)	12/20/20	0.75	120	78	198
Abu Dhabi	Goldman Sachs International	3,930	1.00	(1)	6/20/21	0.81	39,652	(20,074)	19,578
Abu Dhabi	HSBC Bank USA, N.A.	6,220	1.00	(1)	6/20/21	0.81	62,758	(23,050)	39,708
Kazakhstan	Barclays Bank PLC	6,650	1.00	(1)	6/20/20	2.00	(241,178)	340,503	99,325
Kazakhstan	Barclays Bank PLC	5,500	1.00	(1)	6/20/20	2.00	(199,470)	274,338	74,868
Kazakhstan	Barclays Bank PLC	4,650	1.00	(1)	6/20/21	2.24	(259,337)	385,204	125,867
Kazakhstan	Goldman Sachs International	4,210	1.00	(1)	6/20/21	2.24	(234,797)	259,942	25,145
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	12/20/20	2.14	(181,512)	257,414	75,902
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	6/20/21	2.24	(219,181)	312,397	93,216
Kazakhstan	Morgan Stanley & Co. International PLC	4,600	1.00	(1)	6/20/21	2.24	(256,548)	305,418	48,870
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.24	(370,322)	417,456	47,134
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.24	(370,322)	405,063	34,741
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	1.97	(440)	7,239	6,799
Poland	Barclays Bank PLC	10,720	1.00	(1)	6/20/21	0.88	71,620	25,005	96,625
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.88	78,789	24,068	102,857
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.66	(138,748)	106,833	(31,915)
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.66	(141,576)	108,883	(32,693)
Saudi Arabia	Barclays Bank PLC	2,530	1.00	(1)	6/20/21	1.75	(84,880)	60,228	(24,652)
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.66	(104,328)	89,531	(14,797)
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.66	(104,101)	83,061	(21,040)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Saudi Arabia	Citibank, N.A.	$5,700	1.00	%(1)	12/20/20	1.66%	$(152,089)	$116,862	$(35,227)
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.66	(410,908)	316,096	(94,812)
Saudi Arabia	Citibank, N.A.	3,970	1.00	(1)	6/20/21	1.75	(133,191)	96,667	(36,524)
Saudi Arabia	Citibank, N.A.	3,980	1.00	(1)	6/20/21	1.75	(133,526)	96,827	(36,699)
Saudi Arabia	Citibank, N.A.	9,930	1.00	(1)	6/20/21	1.75	(333,145)	245,813	(87,332)
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.66	(103,528)	79,494	(24,034)
Saudi Arabia	Goldman Sachs International	4,010	1.00	(1)	6/20/21	1.75	(134,533)	97,519	(37,014)
Saudi Arabia	Goldman Sachs International	10,277	1.00	(1)	6/20/21	1.75	(344,787)	259,366	(85,421)
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.66	(142,751)	116,082	(26,669)
Saudi Arabia	JPMorgan Chase Bank, N.A.	3,930	1.00	(1)	6/20/21	1.75	(131,849)	97,464	(34,385)
Saudi Arabia	Nomura International PLC	10,970	1.00	(1)	6/20/21	1.75	(368,036)	276,488	(91,548)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.83	72,567	119,378	191,945
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.83	72,567	58,790	131,357
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.81	66,280	148,285	214,565
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.81	97,522	85,657	183,179
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.81	69,378	80,936	150,314
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.81	53,624	55,762	109,386
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.61	18,535	23,913	42,448
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.81	37,970	65,892	103,862
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.81	30,242	48,942	79,184
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.81	63,283	113,809	177,092
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.81	56,055	85,292	141,347
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.81	30,642	63,767	94,409
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.81	33,307	80,736	114,043
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.81	56,421	140,207	196,628
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.81	50,626	113,263	163,889
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.81	30,642	53,176	83,818
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.81	35,605	84,056	119,661
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.94	16,458	52,713	69,171
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.81	30,642	73,303	103,945
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.81	30,462	52,864	83,326
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.94	14,977	49,853	64,830
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.81	30,642	61,847	92,489
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.61	20,388	25,591	45,979
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.81	30,642	60,886	91,528
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.81	29,643	39,506	69,149

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/17	0.81%	$13,323	$13,886	$27,209
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.94	14,501	47,357	61,858
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.10	(27,847)	624,694	596,847
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	2.31	(1,109,466)	1,131,328	21,862
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	2.31	(472,113)	426,803	(45,310)
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.42	(1,753,804)	2,063,933	310,129
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.10	(5,867)	131,608	125,741
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	2.31	(472,113)	457,981	(14,132)
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	2.31	(1,180,283)	1,054,648	(125,635)
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	2.31	(127,943)	132,529	4,586
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	2.31	(325,758)	299,843	(25,915)

Total		$774,713					$(8,758,815)	$13,938,882	$5,180,067

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(34,271)	$(9,912)	$(44,183)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(39,340)	(25,590)	(64,930)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(138,077)	(83,895)	(221,972)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(232,696)	(128,664)	(361,360)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(84,930)	(44,629)	(129,559)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(99,322)	(52,192)	(151,514)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(236,991)	(95,622)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(237,271)	(95,902)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(243,869)	(102,500)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	282,738	(473,567)	(190,829)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(4,641)	(37,334)	(41,975)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(6,069)	(254,186)	(260,255)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	46,914	(90,166)	(43,252)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	73,187	(125,978)	(52,791)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	86,323	(142,778)	(56,455)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	195,477	(375,175)	(179,698)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(3,481)	(27,666)	(31,147)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(11,603)	(94,353)	(105,956)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(4,678)	(66,535)	(71,213)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(6,171)	(87,758)	(93,929)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(6,532)	(129,140)	(135,672)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(1,911)	(94,801)	(96,712)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(9,497)	(465,219)	(474,716)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	51,919	(86,601)	(34,682)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	133,237	(232,293)	(99,056)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	312,763	(572,431)	(259,668)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	6,164	(9,373)	(3,209)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$1,000	1.00	%(1)	6/20/20	$36,855	$(57,395)	$(20,540)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(952)	(7,874)	(8,826)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(4,641)	(36,985)	(41,626)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	30,370	(110,359)	(79,989)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	69,121	(118,980)	(49,859)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	106,652	(183,770)	(77,118)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	62,654	(97,897)	(35,243)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(9,916)	(196,043)	(205,959)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(2,123)	(105,432)	(107,555)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	(4,889)	(8,781)	(13,670)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(3,214)	(24,777)	(27,991)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(3,701)	(30,511)	(34,212)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(46,873)	(52,675)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(47,780)	(53,582)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(4,696)	(93,734)	(98,430)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(2,015)	(104,439)	(106,454)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(4,516)	(214,326)	(218,842)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(4,200)	(222,836)	(227,036)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(7,618)	(101,321)	(108,939)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(62,013)	(883,696)	(945,709)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	584,508	(196,015)	388,493
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	6,423	(2,263)	4,160
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	655,163	(195,358)	459,805
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	590,931	(199,111)	391,820
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	584,508	(197,212)	387,296
Italy	Bank of America, N.A.	11,150	1.00	(1)	6/20/21	89,683	(193,667)	(103,984)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	924,960	(986,095)	(61,135)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(239,114)	203,390	(35,724)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(221,605)	174,340	(47,265)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(282,893)	59,366	(223,527)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	157,842	(177,102)	(19,260)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	167,960	(162,370)	5,590
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(86,847)	74,956	(11,891)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(98,446)	88,867	(9,579)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(53,182)	48,552	(4,630)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(182,965)	167,069	(15,896)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(15,251)	24,849	9,598
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(15,251)	23,409	8,158
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(117,160)	103,380	(13,780)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(33,788)	30,879	(2,909)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(1,652)	(80,750)	(82,402)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$13,690	1.00	%(1)	12/20/20	$(4,664)	$(170,922)	$(175,586)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(5,594)	(265,145)	(270,739)
Qatar	Barclays Bank PLC	3,920	1.00	(1)	6/20/21	12,824	5,368	18,192
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	52,293	27,765	80,058
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	344,470	9,840	354,310
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	137,961	22,075	160,036
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(15,278)	17,593	2,315
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(57,525)	86,705	29,180
Qatar	Citibank, N.A.	1,580	1.00	(1)	6/20/21	5,169	(3,708)	1,461
Qatar	Citibank, N.A.	3,080	1.00	(1)	6/20/21	10,076	(15,789)	(5,713)
Qatar	Citibank, N.A.	2,105	1.00	(1)	6/20/21	6,886	(15,650)	(8,764)
Qatar	Citibank, N.A.	5,210	1.00	(1)	6/20/21	17,044	(35,288)	(18,244)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(34,961)	37,945	2,984
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(15,278)	16,582	1,304
Qatar	Deutsche Bank AG	3,070	1.00	(1)	6/20/21	10,043	(14,320)	(4,277)
Qatar	Deutsche Bank AG	3,140	1.00	(1)	6/20/21	10,272	(24,870)	(14,598)
Qatar	Deutsche Bank AG	6,290	1.00	(1)	6/20/21	20,577	(39,599)	(19,022)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(19,562)	20,699	1,137
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(38,946)	34,689	(4,257)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(3)	(111)	(114)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(566)	(34,403)	(34,969)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(3,318)	(137,319)	(140,637)
Qatar	Goldman Sachs International	2,670	1.00	(1)	6/20/21	8,734	1,172	9,906
Qatar	Goldman Sachs International	3,396	1.00	(1)	6/20/21	11,109	(19,009)	(7,900)
Qatar	Goldman Sachs International	6,290	1.00	(1)	6/20/21	20,577	(49,823)	(29,246)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	87,628	(9,339)	78,289
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	92,608	2,152	94,760
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(16,272)	16,249	(23)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(14,537)	23,718	9,181
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(29,289)	35,549	6,260
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(17,837)	18,794	957
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(12,271)	11,204	(1,067)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(30,765)	28,979	(1,786)
Qatar	Nomura International PLC	3,920	1.00	(1)	6/20/21	12,824	10,887	23,711
Qatar	Nomura International PLC	4,385	1.00	(1)	6/20/21	14,345	(18,427)	(4,082)
Qatar	Nomura International PLC	4,380	1.00	(1)	6/20/21	14,328	(28,513)	(14,185)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	288,315	26,831	315,146
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	218,976	(23,649)	195,327

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Serbia	Nomura International PLC	$10,000	5.00	%(1)	6/20/19	$(911,693)	$624,722	$(286,971)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	170,713	(98,926)	71,787
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	245,954	(100,976)	144,978
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	873,377	(287,105)	586,272
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	265,251	(95,643)	169,608
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,806,205	(1,273,003)	1,533,202
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,996,354	(1,002,961)	993,393
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,543,029	(740,159)	802,870
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,907,223	(1,205,572)	701,651
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	170,713	(114,354)	56,359
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(72,604)	86,708
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(82,690)	76,622
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(118,291)	41,021
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	366,133	(352,995)	13,138
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	529,408	(388,134)	141,274
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	617,378	(202,197)	415,181
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	377,315	(130,978)	246,337
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,039,868	(564,371)	475,497
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	870,230	(506,571)	363,659
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,612,993	(885,356)	727,637
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,039,868	(579,863)	460,005
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	162,498	(81,214)	81,284
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	146,567	(89,116)	57,451
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	183,067	(129,831)	53,236
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	366,133	(344,568)	21,565
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	873,377	(305,253)	568,124
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	537,186	(242,494)	294,692
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	397,877	(146,134)	251,743
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	958,403	(629,060)	329,343
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	551,467	(294,076)	257,391
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	245,954	(100,063)	145,891
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	242,645	(119,896)	122,749
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	63,970	(31,639)	32,331
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	668,526	(228,182)	440,344
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,623,535	(1,024,317)	599,218
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,456,773	(915,165)	541,608
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	891,111	(310,297)	580,814
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	412,271	(145,886)	266,385
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,024,533	(626,436)	398,097
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	814,645	(497,534)	317,111
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	741,325	(434,785)	306,540
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	140,906	(111,903)	29,003
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	124,377	(118,544)	5,833
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	162,498	(79,786)	82,712
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	159,312	(81,020)	78,292
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	165,684	(116,443)	49,241
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	183,067	(125,478)	57,589
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	183,067	(177,899)	5,168
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	852,979	(459,302)	393,677
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	383,361	(190,264)	193,097
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	717,765	(431,420)	286,345

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Bank of America, N.A.	$15,000	1.00	%(1)	6/20/20	$(184,435)	$(139,938)	$(324,373)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(89,630)	(238,948)	(328,578)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(144,149)	(49,737)	(193,886)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(122,957)	(330,648)	(453,605)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(88,578)	(299,239)	(387,817)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(54,575)	(210,630)	(265,205)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(514,745)	(2,016,669)	(2,531,414)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,612)	(51,289)	(82,901)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(144,149)	(113,569)	(257,718)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(59,753)	(117,056)	(176,809)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(116,331)	(86,547)	(202,878)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(122,957)	(207,454)	(330,411)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(171,525)	(383,967)	(555,492)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(148,920)	(500,356)	(649,276)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(277,774)	(1,088,264)	(1,366,038)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,478)	(166,663)	(228,141)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(102,095)	(352,252)	(454,347)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(59,753)	(113,979)	(173,732)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(179,260)	(677,405)	(856,665)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(92,480)	—	(92,480)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(43,239)	—	(43,239)

Total						$33,264,863	$(32,924,144)	$340,719

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $782,473,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $57,783,934 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	603	$579,742	$75,563	$49,378,427
Options written	—	210,180	—	5,921,905
Options terminated in closing purchase transactions	(326)	(173,230)	(75,563)	(24,898,911)
Options exercised	—	(103,529)	—	(5,329,720)
Options expired	(277)	(302,893)	—	(10,226,208)

Outstanding, end of period	—	$210,270	$—	$14,845,493

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$2,844,426	$(2,012,089)
Commodity	Options Purchased	44,200	—

Total		$2,888,626	$(2,012,089)

Credit	Credit Default Swaps	$41,472,550	$(16,966,502)
Credit	Credit Default Swaps (Centrally Cleared)*	272,320	(1,463,193)

Total		$41,744,870	$(18,429,695)

Equity Price	Futures Contracts*	$—	$(2,590,393)
Equity Price	Options Purchased	6,231,614	—

Total		$6,231,614	$(2,590,393)

Foreign Exchange	Currency Options Purchased	$16,464,333	$—
Foreign Exchange	Currency Options Written	—	(12,539,614)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	33,110,165	(112,669,570)

Total		$49,574,498	$(125,209,184)

Interest Rate	Futures Contracts*	$—	$(11,601,209)
Interest Rate	Interest Rate Swaps	19,983,502	(3,802,157)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	18,579,181	(3,337,659)

Total		$38,562,683	$(18,741,025)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/27/16	On Demand	(0.20)%	$ 92,078	$ 92,078	$ 108,120

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,735,557,116

Gross unrealized appreciation	$153,363,586
Gross unrealized depreciation	(204,407,026)

Net unrealized depreciation	$(51,043,440)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$3,688,735,956	$—	$3,688,735,956
Foreign Corporate Bonds	—	101,776,349	—	101,776,349
Sovereign Loans (Less Unfunded Loan Commitments)	—	16,987,425	61,211,173	78,198,598
Corporate Bonds & Notes	—	586,521	—	586,521
Collateralized Mortgage Obligations	—	39,625,596	—	39,625,596
Mortgage Pass-Throughs	—	329,050,468	—	329,050,468
U.S. Treasury Obligations	—	1,959,141	—	1,959,141
Common Stocks	39,300,795	33,599,923 **	—	72,900,718
Precious Metals	28,657,859	—	—	28,657,859
Currency Options Purchased	—	16,464,333	—	16,464,333
Call Options Purchased	44,200	6,231,614	—	6,275,814
Short-Term Investments —
Foreign Government Securities	—	30,843,476	—	30,843,476
U.S. Treasury Obligations	—	74,891,323	—	74,891,323
Repurchase Agreements	—	20,249,784	—	20,249,784
Other	—	171,213,927	—	171,213,927
Total Investments	$68,002,854	$4,532,215,836	$61,211,173	$4,661,429,863
Forward Foreign Currency Exchange Contracts	$—	$33,110,165	$—	$33,110,165
Futures Contracts	2,844,426	—	—	2,844,426
Swap Contracts	—	84,701,436	—	84,701,436
Total	$70,847,280	$4,650,027,437	$61,211,173	$4,782,085,890

Liability Description
Currency Options Written	$—	$(12,539,614)	$—	$(12,539,614)
Securities Sold Short	—	(19,106,840)	—	(19,106,840)
Forward Foreign Currency Exchange Contracts	—	(112,669,570)	—	(112,669,570)
Futures Contracts	(15,927,703)	(275,988)	—	(16,203,691)
Swap Contracts	—	(24,279,720)	—	(24,279,720)
Total	$(15,927,703)	$(168,871,732)	$—	$(184,799,435)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Capital Opportunities Fund

July 31, 2016 (Unaudited)

Eaton Vance Global Macro Capital Opportunities Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $119,495,763 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Argentina — 6.1%
Adecoagro SA(1)	28,000	$306,880
Banco Macro SA, Class B ADR	16,350	1,228,375
BBVA Banco Frances SA ADR	23,271	467,980
Cresud SA ADR(1)	21,048	358,658
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	14,934	265,676
Grupo Clarin SA GDR(2)	18,100	363,810
Grupo Financiero Galicia SA, Class B ADR	39,702	1,178,355
IRSA Inversiones y Representaciones SA ADR(1)	14,076	260,124
Pampa Energia SA ADR(1)	27,830	758,646
Petrobras Argentina SA ADR	39,326	244,214
Telecom Argentina SA ADR	40,914	773,684
Transportadora de Gas del Sur SA ADR	39,857	259,071
YPF SA ADR	41,500	766,505

		$7,231,978

Botswana — 0.2%
First National Bank of Botswana, Ltd.	710,000	$215,231

		$215,231

China — 14.9%
58.com, Inc. ADR(1)	1,316	$68,445
AAC Technologies Holdings, Inc.	17,500	163,582
Agricultural Bank of China, Ltd., Class H	512,000	188,598
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,456,102
Anhui Conch Cement Co., Ltd., Class H	24,000	63,146
ANTA Sports Products, Ltd.	17,000	37,994
Baidu, Inc. ADR(1)	4,880	778,848
Bank of China, Ltd., Class H	1,633,000	674,186
Bank of Communications, Ltd., Class H	209,000	141,469
Beijing Enterprises Holdings, Ltd.	11,500	65,014
Beijing Enterprises Water Group, Ltd.	98,000	59,646
Belle International Holdings, Ltd.	85,000	56,346
Brilliance China Automotive Holdings, Ltd.	56,000	62,348
BYD Co., Ltd., Class H(1)	14,500	92,345
CGN Power Co., Ltd., Class H(3)	155,000	45,912
China Cinda Asset Management Co., Ltd., Class H	147,000	47,907
China CITIC Bank Corp., Ltd., Class H	204,000	129,309
China Communications Construction Co., Ltd., Class H	119,000	130,402
China Conch Venture Holdings, Ltd.	23,500	45,051
China Construction Bank Corp., Class H	1,686,000	1,133,903
China Everbright, Ltd.	24,000	45,972
China Evergrande Group	76,000	48,015
China Galaxy Securities Co., Ltd., Class H	59,500	51,633
China Gas Holdings, Ltd.	42,000	66,487
China Huishan Dairy Holdings Co., Ltd.	111,000	43,661
China Life Insurance Co., Ltd., Class H	153,000	347,048
China Mengniu Dairy Co., Ltd.	69,000	115,594
China Merchants Bank Co., Ltd., Class H	102,500	219,796
China Merchants Holdings (International) Co., Ltd.	22,000	64,706
China Minsheng Banking Corp., Ltd., Class H	144,500	151,077
China Mobile, Ltd.	124,000	1,535,557
China Overseas Land & Investment, Ltd.	88,000	290,274

1

Security	Shares	Value
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	$211,090
China Petroleum & Chemical Corp., Class H	566,000	405,919
China Railway Construction Corp., Ltd., Class H	46,500	56,061
China Railway Group, Ltd., Class H(1)	86,000	65,059
China Resources Gas Group, Ltd.	20,000	58,772
China Resources Land, Ltd.	65,777	164,069
China Resources Power Holdings Co., Ltd.	34,000	54,338
China Shenhua Energy Co., Ltd., Class H	88,500	169,919
China State Construction International Holdings, Ltd.	42,000	56,288
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	84,210
China Telecom Corp., Ltd., Class H	322,000	159,140
China Unicom (Hong Kong), Ltd.	138,000	147,013
China Vanke Co., Ltd., Class H	26,700	60,541
CITIC Securities Co., Ltd., Class H	39,500	84,388
CITIC, Ltd.	101,000	153,263
CNOOC, Ltd.	398,000	479,683
CRRC Corp., Ltd., Class H	79,750	73,378
CSPC Pharmaceutical Group, Ltd.	84,000	72,734
Ctrip.com International, Ltd. ADR(1)	5,100	222,717
Dalian Wanda Commercial Properties Co., Ltd., Class H(3)	10,400	66,076
Dongfeng Motor Group Co., Ltd., Class H	54,000	66,867
ENN Energy Holdings, Ltd.	14,000	66,860
Geely Automobile Holdings, Ltd.	115,000	75,850
GF Securities Co., Ltd., Class H	24,600	54,048
Great Wall Motor Co., Ltd., Class H	53,500	55,780
Guangdong Investment, Ltd.	48,000	73,764
Haier Electronics Group Co., Ltd.	17,000	28,558
Haitong Securities Co., Ltd., Class H	60,000	97,952
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	17,000	143,096
Huaneng Power International, Inc., Class H	68,000	41,891
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	847,749
JD.com, Inc. ADR(1)	6,024	130,420
Kunlun Energy Co., Ltd.	66,000	50,193
Lenovo Group, Ltd.	160,000	103,688
NetEase, Inc. ADR	1,381	282,097
New China Life Insurance Co., Ltd., Class H	16,000	56,921
New Oriental Education & Technology Group, Inc. ADR	2,374	104,598
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	49,837
PetroChina Co., Ltd., Class H	478,000	327,662
PICC Property & Casualty Co., Ltd., Class H	92,000	143,351
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	511,546
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	3,400	1,253
Qunar Cayman Islands, Ltd. ADR(1)	977	29,378
Semiconductor Manufacturing International Corp.(1)	478,000	38,752
Shanghai Electric Group Co., Ltd., Class H(1)	14,000	5,834
Shenzhou International Group Holdings, Ltd.	12,000	63,346
Shimao Property Holdings, Ltd.	30,500	39,938
Sino Biopharmaceutical, Ltd.	90,000	60,295
Sinopharm Group Co., Ltd., Class H	22,400	108,818
SouFun Holdings, Ltd. ADR(1)	5,969	30,561
TAL Education Group ADR(1)	758	45,639
Tencent Holdings, Ltd.	105,200	2,540,909
Tingyi (Cayman Islands) Holding Corp.	34,000	29,496
Vipshop Holdings, Ltd. ADR(1)	6,998	99,582
Want Want China Holdings, Ltd.	103,000	63,249
YY, Inc. ADR(1)	536	21,006
Zhuzhou CRRC Times Electric Co., Ltd.	11,000	60,861

		$17,816,676

2

Security	Shares	Value
Croatia — 1.4%
Adris Grupa DD, PFC Shares	6,900	$424,854
Atlantic Grupa DD	1,200	145,903
Ericsson Nikola Tesla DD	700	105,162
Hrvatski Telekom DD	21,128	454,206
Koncar-Elektroindustrija DD	1,200	119,094
Ledo DD	110	166,719
Podravka Prehrambena Industrija DD(1)	5,700	305,710

		$1,721,648

Georgia — 2.2%
BGEO Group PLC	46,500	$1,683,082
TBC Bank JSC GDR(2)	72,600	958,803

		$2,641,885

Hong Kong — 0.0%(5)
Alibaba Pictures Group, Ltd.(1)	230,000	$49,349

		$49,349

Iceland — 3.9%
Eimskipafelag Islands HF	407,000	$892,582
Hagar HF	2,036,000	789,979
HB Grandi HF	1,649,000	420,752
Icelandair Group HF	1,860,000	430,661
Marel HF	397,000	843,862
Reginn HF(1)	1,637,000	306,536
Reitir Fasteignafelag HF(1)	1,043,000	714,365
Siminn HF(1)	9,776,000	254,800

		$4,653,537

India — 11.8%
Adani Ports and Special Economic Zone, Ltd.	46,802	$162,734
Adani Power, Ltd.(1)	9,483	3,971
Ambuja Cements, Ltd.	41,300	167,700
Ashok Leyland, Ltd.	77,500	110,976
Asian Paints, Ltd.	15,300	254,633
Aurobindo Pharma, Ltd.	14,300	169,275
Axis Bank, Ltd.	31,700	259,450
Bajaj Auto, Ltd.	4,500	182,082
Bharti Airtel, Ltd.	58,700	317,738
Bharti Infratel, Ltd.	30,400	179,668
Bosch, Ltd.	400	150,029
Cipla, Ltd.	18,900	149,275
Coal India, Ltd.	38,100	187,233
Dabur India, Ltd.	26,600	120,936
Dr. Reddy’s Laboratories, Ltd.	6,200	272,488
Eicher Motors, Ltd.	600	202,005
GAIL (India), Ltd.	20,200	115,500
Glenmark Pharmaceuticals, Ltd.	7,500	96,811
Godrej Consumer Products, Ltd.	7,000	166,221
HCL Technologies, Ltd.	28,000	314,944
Hero MotoCorp, Ltd.	2,600	124,283
Hindustan Unilever, Ltd.	36,500	503,235
Housing Development Finance Corp., Ltd.	69,000	1,423,383
ICICI Bank, Ltd.	60,400	233,826
Idea Cellular, Ltd.	67,000	105,319
Indiabulls Housing Finance, Ltd.	16,000	182,849
Infosys, Ltd.	84,400	1,353,548
ITC, Ltd.	157,650	597,689
Larsen & Toubro, Ltd.	15,800	367,862
LIC Housing Finance, Ltd.	14,300	111,195
Lupin, Ltd.	11,200	292,438

3

Security	Shares	Value
Mahindra & Mahindra, Ltd.	18,200	$399,137
Marico, Ltd.	24,300	103,278
Maruti Suzuki India, Ltd.	5,300	378,203
Nestle India, Ltd.	1,200	128,042
Oil & Natural Gas Corp., Ltd.	41,500	138,197
Reliance Industries, Ltd.	59,600	905,071
Shriram Transport Finance Co., Ltd.	7,800	149,185
State Bank of India	81,000	279,544
Sun Pharmaceutical Industries, Ltd.	44,820	556,482
Tata Consultancy Services, Ltd.	21,800	855,834
Tata Motors, Ltd.	40,300	304,283
Tech Mahindra, Ltd.	12,100	87,501
UltraTech Cement, Ltd.	2,300	127,944
United Spirits, Ltd.(1)	3,500	127,806
UPL, Ltd.	15,400	144,622
Wipro, Ltd.	31,835	259,814
Zee Entertainment Enterprises, Ltd.	31,200	232,780

		$14,057,019

Indonesia — 5.3%
Astra International Tbk PT	1,263,900	$748,368
Bank Central Asia Tbk PT	744,200	822,460
Bank Mandiri Tbk PT	592,100	459,642
Bank Negara Indonesia Persero Tbk PT	515,100	211,193
Bank Rakyat Indonesia Tbk PT	688,000	607,696
Charoen Pokphand Indonesia Tbk PT	516,800	148,432
Gudang Garam Tbk PT	27,300	140,971
Hanjaya Mandala Sampoerna Tbk PT	642,100	178,145
Indocement Tunggal Prakarsa Tbk PT	107,300	140,321
Indofood CBP Sukses Makmur Tbk PT	177,600	116,959
Indofood Sukses Makmur Tbk PT	305,000	194,524
Kalbe Farma Tbk PT	1,471,900	188,783
Lippo Karawaci Tbk PT	1,478,100	128,215
Matahari Department Store Tbk PT	156,200	238,391
Perusahaan Gas Negara Persero Tbk PT	785,700	197,995
Semen Indonesia Persero Tbk PT	212,500	152,714
Summarecon Agung Tbk PT	802,100	104,274
Surya Citra Media Tbk PT	439,800	106,545
Telekomunikasi Indonesia Tbk PT	3,009,400	979,593
Unilever Indonesia Tbk PT	97,200	334,778
United Tractors Tbk PT	121,000	145,836

		$6,345,835

Kazakhstan — 2.1%
Central Asia Metals PLC	108,300	$236,663
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	167,650	805,228
KAZ Minerals PLC(1)	170,725	354,976
KazMunaiGas Exploration Production GDR(1)(2)	101,909	786,871
Kcell JSC GDR(2)	91,042	309,498

		$2,493,236

Kenya — 2.1%
ARM Cement, Ltd.(1)	96,800	$30,348
Britam Holdings, Ltd.	254,700	31,379
Centum Investment Co., Ltd.(1)	153,200	66,682
Co-operative Bank of Kenya, Ltd. (The)	672,533	96,483
East African Breweries, Ltd.	180,104	514,637
Equity Group Holdings, Ltd.	929,100	348,796
KCB Group, Ltd.	1,034,200	326,641
Kenya Airways, Ltd.(1)	383,378	14,779
Kenya Electricity Generating Co., Ltd.	1,912,575	124,738
Kenya Power & Lighting, Ltd.	313,400	24,725
NIC Bank, Ltd.	209,800	66,085
Safaricom, Ltd.	4,553,317	860,190

		$2,505,483

4

Security	Shares	Value
Latvia — 0.1%
SAF Tehnika(1)	28,900	$101,266

		$101,266

Mauritius — 2.0%
Alteo, Ltd.	52,987	$43,398
CIEL, Ltd.	430,500	71,911
CIM Financial Services, Ltd.	238,300	46,930
ENL Land, Ltd.	72,211	83,273
Gamma Civic, Ltd.	81,886	54,100
Harel Mallac & Co., Ltd.	31,500	68,873
IBL, Ltd.(1)	37,656	30,709
LUX Island Resorts, Ltd.	62,400	104,472
MCB Group, Ltd.	138,908	811,009
New Mauritius Hotels, Ltd.	305,790	185,674
New Mauritius Hotels, Ltd., PFC Shares	101,930	33,072
Omnicane, Ltd.	15,009	27,207
Phoenix Beverages, Ltd.	10,200	106,165
Rogers & Co., Ltd.	187,150	154,581
SBM Holdings, Ltd.	19,639,106	380,977
Sun, Ltd., Class A(1)	65,600	62,947
Terra Mauricia, Ltd.	90,156	76,733
Vivo Energy Mauritius, Ltd.	23,359	67,605

		$2,409,636

Mexico — 4.2%
Alfa SAB de CV, Series A	113,000	$184,416
America Movil SAB de CV, Series L ADR	56,400	650,292
Cemex SAB de CV ADR(1)	54,912	420,077
Coca-Cola Femsa SAB de CV ADR	1,600	125,728
Fibra Uno Administracion SA de CV	92,700	188,614
Fomento Economico Mexicano SAB de CV ADR	6,200	554,900
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	108,097
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	138,339
Grupo Bimbo SAB de CV, Series A	61,000	182,284
Grupo Carso SAB de CV, Series A1	20,500	83,629
Grupo Financiero Banorte SAB de CV, Class O	94,200	515,965
Grupo Financiero Inbursa SAB de CV, Class O	95,900	153,951
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	142,428
Grupo Mexico SAB de CV, Series B	141,200	340,687
Grupo Televisa SAB ADR	16,200	430,434
Industrias Penoles SAB de CV	5,800	148,560
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	114,822
Mexichem SAB de CV	38,100	83,129
Promotora y Operadora de Infraestructura SAB de CV	8,500	99,321
Wal-Mart de Mexico SAB de CV, Series V	165,700	378,238

		$5,043,911

Norway — 0.1%
Telenor ASA	9,700	$162,393

		$162,393

Pakistan — 5.9%
Abbott Laboratories Pakistan, Ltd.	14,900	$110,946
Askari Bank, Ltd.	333,400	59,333
Bank AL Habib, Ltd.	607,400	251,567
Bank Alfalah, Ltd.	576,300	149,844
Dawood Hercules Corp., Ltd.	76,500	109,627
Engro Corp., Ltd.	150,700	480,620
Fatima Fertilizer Co., Ltd.(1)	415,400	135,301
Fauji Cement Co., Ltd.	451,600	162,613
Fauji Fertilizer Bin Qasim, Ltd.	228,300	121,005
Fauji Fertilizer Co., Ltd.	373,400	405,840

5

Security	Shares	Value
Ferozsons Laboratories, Ltd.	11,500	$114,947
Habib Bank, Ltd.	365,200	754,247
Habib Metropolitan Bank, Ltd.	269,300	77,072
Hub Power Co., Ltd.	283,500	356,816
IGI Insurance, Ltd.	36,000	70,060
Indus Motor Co., Ltd.	15,200	172,089
K-Electric, Ltd.(1)	1,167,800	91,302
Kohat Cement Co., Ltd.	36,300	95,662
Kot Addu Power Co., Ltd.	209,400	175,880
Lucky Cement, Ltd.	102,400	723,411
Maple Leaf Cement Factory, Ltd.	135,500	145,894
MCB Bank, Ltd.	344,300	722,685
Millat Tractors, Ltd.	21,100	115,063
National Bank of Pakistan	394,900	240,469
Nishat Mills, Ltd.	114,100	131,504
Packages, Ltd.	23,600	158,185
Pak Elektron, Ltd.	139,300	95,371
Pak Suzuki Motor Co., Ltd.	18,600	71,372
Pakistan Telecommunication Co., Ltd.	448,400	70,744
Searle Co., Ltd. (The)	33,000	180,193
SUI Southern Gas Co., Ltd.(1)	209,600	63,100
United Bank, Ltd.	235,200	415,976

		$7,028,738

Peru — 0.9%
Cia de Minas Buenaventura SA ADR(1)	29,856	$437,390
Southern Copper Corp.	24,638	640,342

		$1,077,732

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$119,386
Aboitiz Power Corp.	39,500	37,958
Alliance Global Group, Inc.	85,700	29,439
Ayala Corp.	8,570	158,429
Ayala Land, Inc.	291,600	244,620
Bank of the Philippine Islands	21,799	44,428
BDO Unibank, Inc.	63,210	152,004
DMCI Holdings, Inc.	110,400	30,522
Energy Development Corp.	250,600	31,268
Globe Telecom, Inc.	1,375	66,208
GT Capital Holdings, Inc.	3,100	101,382
International Container Terminal Services, Inc.	13,610	18,508
JG Summit Holding, Inc.	101,690	180,342
Jollibee Foods Corp.	11,680	63,256
Megaworld Corp.	307,500	32,870
Metro Pacific Investments Corp.	549,800	87,619
Metropolitan Bank & Trust Co.	13,903	28,039
Philippine Long Distance Telephone Co.	3,815	170,399
Robinsons Land Corp.	76,300	51,874
SM Investments Corp.	6,480	94,866
SM Prime Holdings, Inc.	324,100	201,141
Universal Robina Corp.	34,300	146,029

		$2,090,587

Qatar — 0.2%
Ooredoo QSC	9,600	$250,873

		$250,873

6

Security	Shares	Value
Serbia — 2.6%
Aerodrom Nikola Tesla AD Beograd	43,200	$393,061
Energoprojekt Holding AD Beograd(1)	62,500	695,050
Gosa Montaza AD Velika Plana	1,378	23,190
Komercijalna Banka AD Beograd(1)	39,650	624,675
Metalac AD(1)	9,400	119,324
NIS AD Novi Sad	216,465	1,207,110

		$3,062,410

Singapore — 1.6%
Yoma Strategic Holdings, Ltd.(1)	4,295,333	$1,860,667

		$1,860,667

South Korea — 8.2%
AMOREPACIFIC Corp.	590	$204,278
AMOREPACIFIC Group	650	83,851
BNK Financial Group, Inc.	5,972	46,998
Celltrion, Inc.(1)	1,339	124,520
CJ CheilJedang Corp.	220	77,475
CJ Corp.	300	53,784
Coway Co., Ltd.	1,200	91,734
Dongbu Insurance Co., Ltd.	1,100	62,527
E-MART, Inc.	420	61,358
GS Holdings Corp.	1,100	47,530
Hana Financial Group, Inc.	6,400	157,578
Hankook Tire Co., Ltd.	1,500	72,653
Hanmi Pharmaceutical Co., Ltd.	112	61,207
Hanwha Chemical Corp.	2,200	50,326
Hotel Shilla Co., Ltd.	930	49,560
Hyosung Corp.	500	62,136
Hyundai Development Co. - Engineering & Construction	1,700	67,397
Hyundai Engineering & Construction Co., Ltd.	1,750	57,741
Hyundai Glovis Co., Ltd.	370	55,573
Hyundai Heavy Industries Co., Ltd.(1)	850	95,591
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	37,851
Hyundai Mobis Co., Ltd.	1,200	273,639
Hyundai Motor Co.	2,600	306,780
Hyundai Motor Co., PFC Shares	550	47,851
Hyundai Motor Co., Second PFC Shares	760	68,201
Hyundai Steel Co.	1,600	72,579
Industrial Bank of Korea	5,900	62,480
Kakao Corp.	600	48,706
Kangwon Land, Inc.	2,800	102,490
KB Financial Group, Inc.	6,750	214,331
KCC Corp.	120	42,298
Kia Motors Corp.	4,600	173,283
Korea Aerospace Industries, Ltd.	900	64,827
Korea Electric Power Corp.	4,500	246,370
Korea Zinc Co., Ltd.	199	90,773
KT&G Corp.	1,930	208,711
LG Chem, Ltd.	800	174,349
LG Corp.	2,000	113,605
LG Display Co., Ltd.	4,300	119,219
LG Electronics, Inc.	2,000	95,641
LG Household & Health Care, Ltd.	170	153,123
LG Uplus Corp.	5,400	52,857
Lotte Chemical Corp.	340	92,385
Lotte Shopping Co., Ltd.	270	46,562
Naver Corp.	490	310,897
NCsoft Corp.	330	74,163
ORION Corp.	70	57,656
POSCO	1,220	247,205

7

Security	Shares	Value
S-Oil Corp.	900	$61,972
Samsung C&T Corp.	1,350	163,418
Samsung Electro-Mechanics Co., Ltd.	1,100	54,308
Samsung Electronics Co., Ltd.	1,830	2,518,038
Samsung Electronics Co., Ltd., PFC Shares	340	384,311
Samsung Fire & Marine Insurance Co., Ltd.	600	142,980
Samsung Life Insurance Co., Ltd.	1,450	126,148
Samsung SDI Co., Ltd.	1,100	103,992
Samsung SDS Co., Ltd.	550	77,266
Samsung Securities Co., Ltd.	1,400	47,368
Shinhan Financial Group Co., Ltd.	7,350	262,653
SK Holdings Co., Ltd.	632	117,918
SK Hynix, Inc.	10,000	307,941
SK Innovation Co., Ltd.	1,300	171,312
Woori Bank	7,000	63,164

		$9,785,438

Taiwan — 6.2%
Advanced Semiconductor Engineering, Inc.	119,000	$140,478
Advantech Co., Ltd.	7,000	54,471
Asia Cement Corp.	52,000	47,566
Asustek Computer, Inc.	12,000	104,410
AU Optronics Corp.	156,000	63,750
Catcher Technology Co., Ltd.	12,000	83,668
Cathay Financial Holding Co., Ltd.	134,000	150,739
Chailease Holding Co., Ltd.	11,440	20,313
Chang Hwa Commercial Bank, Ltd.	108,850	58,573
Cheng Shin Rubber Industry Co., Ltd.	28,000	58,452
China Development Financial Holding Corp.	248,000	60,383
China Life Insurance Co., Ltd.	40,040	33,123
China Steel Corp.	210,000	145,274
Chunghwa Telecom Co., Ltd.	64,000	228,705
Compal Electronics, Inc.	95,000	59,693
CTBC Financial Holding Co., Ltd.	255,259	140,927
Delta Electronics, Inc.	33,680	177,650
E.Sun Financial Holding Co., Ltd.	138,406	77,297
Eclat Textile Co., Ltd.	3,068	34,390
Far Eastern New Century Corp.	59,700	46,653
Far EasTone Telecommunications Co., Ltd.	32,000	73,571
Feng TAY Enterprise Co., Ltd.	6,720	30,366
First Financial Holding Co., Ltd.	165,870	92,051
Formosa Chemicals & Fibre Corp.	59,000	153,751
Formosa Petrochemical Corp.	22,000	62,594
Formosa Plastics Corp.	70,000	170,811
Foxconn Technology Co., Ltd.	18,110	43,948
Fubon Financial Holding Co., Ltd.	112,000	139,375
Giant Manufacturing Co., Ltd.	6,000	40,512
Hermes Microvision, Inc.	1,000	42,619
Hon Hai Precision Industry Co., Ltd.	227,850	628,776
Hotai Motor Co., Ltd.	5,000	50,235
Hua Nan Financial Holdings Co., Ltd.	124,154	67,768
Innolux Corp.	180,000	66,669
Largan Precision Co., Ltd.	2,000	215,016
Lite-On Technology Corp.	25,125	37,680
MediaTek, Inc.	24,000	183,240
Mega Financial Holding Co., Ltd.	179,476	140,745
Nan Ya Plastics Corp.	85,000	161,029
Novatek Microelectronics Corp., Ltd.	6,000	21,084
Pegatron Corp.	30,000	73,849
Pou Chen Corp.	42,000	57,330
President Chain Store Corp.	10,000	81,247
Quanta Computer, Inc.	51,000	103,865
Shin Kong Financial Holding Co., Ltd.	177,960	36,196

8

Security	Shares	Value
Shuang Bang Industrial Corp.(1)	14,662	$10,202
Siliconware Precision Industries Co., Ltd.	17,914	26,965
SinoPac Financial Holdings Co., Ltd.	171,182	55,307
Synnex Technology International Corp.	31,000	36,626
Taishin Financial Holding Co., Ltd.	149,000	59,850
Taiwan Cement Corp.	67,000	71,221
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	64,071
Taiwan Mobile Co., Ltd.	31,000	106,879
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,144,470
Teco Electric & Machinery Co., Ltd.	24,000	21,273
Uni-President Enterprises Corp.	82,960	169,549
United Microelectronics Corp.	220,000	81,929
Yuanta Financial Holding Co., Ltd.	158,675	55,760

		$7,464,944

Thailand — 0.7%
Mega Lifesciences PCL(6)	450,300	$212,227
PTT Exploration & Production PCL(6)	53,050	127,179
TTCL PCL(6)	767,100	465,700

		$805,106

Vietnam — 11.3%
An Phu Irradiation JSC	75,510	$64,330
Bank for Foreign Trade of Vietnam JSC	410,815	996,448
Bao Viet Holdings	111,500	295,525
Century Synthetic Fiber Corp.	157,113	154,972
Danang Rubber JSC	67,496	119,700
Dien Quang JSC	67,100	240,616
FPT Corp.	92,491	170,098
Gemadept Corp.	61,050	72,079
HA TIEN 1 Cement JSC(1)	192,400	262,368
Ho Chi Minh City Infrastructure Investment JSC	262,900	306,914
Hoa Phat Group JSC(1)	155,605	310,961
Hoa Sen Group	82,758	146,325
Hung Vuong Corp.(1)	233,760	116,557
Imexpharm Pharmaceutical JSC	22,770	51,586
KIDO Group Corp.	243,900	316,348
Kinh Bac City Development Share Holding Corp.(1)	268,100	212,981
Masan Group Corp.(1)	604,200	1,734,483
Nam Long Investment Corp.	110,000	106,516
PetroVietnam Drilling & Well Services JSC	199,286	232,546
PetroVietnam Fertilizer & Chemical JSC	205,250	268,826
PetroVietnam Gas JSC	83,000	220,252
PetroVietnam Technical Services Corp.	294,900	224,902
Pha Lai Thermal Power JSC	186,000	128,596
Refrigeration Electrical Engineering Corp.	115,000	106,289
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	154,420
Saigon Securities, Inc.(1)	400,730	412,318
Saigon Thuong Tin Commercial JSB(1)	977,216	495,842
Son Ha International Corp.	483,900	199,695
Tan Tao Investment & Industry JSC(1)	675,400	148,634
TNG Investment & Trading JSC(1)	204,660	152,422
Traphaco JSC	26,166	133,831
Truong Thanh Furniture Corp.(1)	341,800	354,356
Vietnam Construction and Import-Export JSC	251,400	168,162
Vietnam Dairy Products JSC	182,200	1,292,258
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	119,794

9

Security	Shares	Value
Vingroup JSC(1)	1,189,510	$2,720,801
Vinh Hoan Corp.	98,180	231,380
Vinh Son - Song Hinh Hydropower JSC	101,700	65,278

		$13,509,409

Total Common Stocks (identified cost $115,840,002)		$114,384,987

Short-Term Investments — 2.6%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/18/16(7)	$1,000	$999,917

Total U.S. Treasury Obligations (identified cost $999,893)		$999,917

Other — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(8)	$2,058	$2,058,075

Total Other (identified cost $2,058,075)		$2,058,075

Total Short-Term Investments (identified cost $3,057,968)		$3,057,992

Total Investments — 98.3% (identified cost $118,897,970)		$117,442,979

Other Assets, Less Liabilities — 1.7%		$2,053,674

Net Assets — 100.0%		$119,496,653

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $3,224,210 or 2.7% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $111,988 or 0.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $14,545.

10

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	30.8%	$36,766,047
Information Technology	14.3	17,121,854
Consumer Staples	10.8	12,855,910
Industrials	7.7	9,225,023
Materials	7.4	8,819,497
Telecommunication Services	6.9	8,273,137
Consumer Discretionary	6.6	7,894,591
Energy	5.9	7,069,124
Utilities	2.8	3,402,948
Health Care	2.5	2,956,856
Short-Term Investments	2.6	3,057,992

Total Investments	98.3%	$117,442,979

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	37,233	USD	41,772	BNP Paribas	8/8/16	$—	$(136)
EUR	1,472,419	USD	1,671,144	Standard Chartered Bank	8/8/16	—	(24,613)
EUR	1,522,268	USD	1,726,796	Standard Chartered Bank	8/8/16	—	(24,521)
EUR	819,172	USD	920,763	Standard Chartered Bank	8/8/16	—	(4,725)
USD	560,465	EUR	490,066	JPMorgan Chase Bank, N.A.	8/8/16	12,449	—
USD	1,226,770	EUR	1,065,388	Standard Chartered Bank	8/8/16	35,401	—
USD	4,325,714	EUR	3,813,859	Standard Chartered Bank	8/8/16	60,870	—
USD	4,147,811	EUR	3,657,007	Standard Chartered Bank	8/8/16	58,366	—
USD	147,997	EUR	130,485	Standard Chartered Bank	8/8/16	2,083	—
USD	2,691,671	EUR	2,373,170	Standard Chartered Bank	8/8/16	37,876	—
USD	3,001,118	EUR	2,646,000	Standard Chartered Bank	8/8/16	42,231	—
USD	439,483	EUR	397,123	Standard Chartered Bank	8/8/16	—	(4,600)
USD	213,800	NOK	1,747,958	Standard Chartered Bank	9/13/16	6,608	—
USD	1,635,263	SGD	2,217,400	Citibank, N.A.	9/16/16	—	(18,075)
THB	5,757,000	USD	162,903	Standard Chartered Bank	11/10/16	2,129	—
USD	992,740	THB	35,004,000	Standard Chartered Bank	11/10/16	—	(10,697)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(184,855)
USD	951,933	CNH	6,275,000	Citibank, N.A.	1/11/17	12,176	—
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(214,667)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(190,520)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(194,923)

						$270,189	$(872,332)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	183	Long	Sep-16	$7,291,635	$8,065,725	$774,090
SET50 Index	95	Short	Sep-16	(490,095)	(524,551)	(34,456)

						$739,634

SET: Stock Exchange of Thailand.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

11

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$774,090	$(34,456)

Total		$774,090	$(34,456)

Foreign Exchange	Forward foreign currency exchange contracts	$270,189	$(872,332)

Total		$270,189	$(872,332)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,105,167

Gross unrealized appreciation	$11,346,710
Gross unrealized depreciation	(13,008,898)

Net unrealized depreciation	$(1,662,188)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$3,270,646	$80,036,358	$0	$83,307,004
Developed Europe	—	162,393	—	162,393
Emerging Europe	4,653,537	7,527,209	—	12,180,746
Latin America	13,353,621	—	—	13,353,621
Middle East/Africa	99,582	5,281,641	—	5,381,223
Total Common Stocks	$21,377,386	$93,007,601 **	$0	$114,384,987
Short-Term Investments —
U.S. Treasury Obligations	$—	$999,917	$—	$999,917
Other	—	2,058,075	—	2,058,075
Total Investments	$21,377,386	$96,065,593	$0	$117,442,979
Forward Foreign Currency Exchange Contracts	$—	$270,189	$—	$270,189
Futures Contracts	774,090	—	—	774,090
Total	$22,151,476	$96,335,782	$—	$118,487,258

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(872,332)	$—	$(872,332)
Futures Contracts	—	(34,456)	—	(34,456)
Total	$—	$(906,788)	$—	$(906,788)

*	None of the unobservable inputs for Level 3 assets, indivudally or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Government Obligations Fund

July 31, 2016 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $547,129,901 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 73.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.695%, with maturity at 2036(1)	$2,940	$3,106,146
2.709%, with maturity at 2038(1)	3,022	3,195,259
2.876%, with maturity at 2035(1)	4,980	5,203,798
2.906%, with maturity at 2034(1)	1,253	1,312,691
4.50%, with various maturities to 2035	2,929	3,133,041
5.00%, with various maturities to 2018	682	706,774
5.50%, with various maturities to 2032	881	927,032
6.00%, with various maturities to 2035	6,883	7,940,393
6.50%, with various maturities to 2036	20,234	23,366,697
6.87%, with maturity at 2024	68	75,394
7.00%, with various maturities to 2036	13,163	15,386,684
7.09%, with maturity at 2023	276	302,542
7.25%, with maturity at 2022	329	361,991
7.31%, with maturity at 2027	95	110,976
7.50%, with various maturities to 2035	12,104	14,425,793
7.63%, with maturity at 2019	52	53,104
7.75%, with maturity at 2018	2	1,834
7.78%, with maturity at 2022	34	36,759
7.85%, with maturity at 2020	50	52,864
8.00%, with various maturities to 2028	1,770	1,969,796
8.13%, with maturity at 2019	79	81,680
8.15%, with various maturities to 2021	98	104,638
8.25%, with maturity at 2017	7	6,973
8.50%, with various maturities to 2031	2,388	2,796,404
9.00%, with various maturities to 2027	484	502,570
9.50%, with various maturities to 2026	446	473,701
10.50%, with maturity at 2020	142	155,363

		$85,790,897

Federal National Mortgage Association:
1.92%, with various maturities to 2033(1)	$1,831	$1,865,979
1.928%, with various maturities to 2035(1)	15,461	15,762,318
1.94%, with various maturities to 2044(1)	2,166	2,204,607
2.003%, with maturity at 2035(1)	897	912,974
2.027%, with maturity at 2022(1)	379	383,175
2.197%, with maturity at 2037(1)	3,094	3,145,117
2.548%, with maturity at 2040(1)	956	1,003,479
2.608%, with maturity at 2036(1)	725	735,779
2.95%, with maturity at 2027(1)	1,038	1,082,871
3.029%, with maturity at 2036(1)	710	726,467
3.617%, with maturity at 2034(1)	3,160	3,381,480
3.693%, with maturity at 2021(1)	370	378,788
3.708%, with maturity at 2035(1)	3,343	3,572,077
3.774%, with maturity at 2036(1)	10,634	11,430,906
3.795%, with maturity at 2036(1)	197	206,096
3.932%, with maturity at 2034(1)	2,957	3,158,188
4.063%, with maturity at 2035(1)	3,017	3,255,402
4.69%, with maturity at 2034(1)	7,041	7,551,638
5.00%, with maturity at 2027	148	164,117
5.50%, with various maturities to 2030	798	842,042

1

Security	Principal Amount (000’s omitted)		Value
6.00%, with various maturities to 2038	$9,643		$11,087,167
6.477%, with maturity at 2025(2)	103		117,173
6.50%, with various maturities to 2038(3)	80,482		93,479,615
7.00%, with various maturities to 2037	43,162		50,816,773
7.50%, with various maturities to 2035	3,596		4,229,667
7.875%, with maturity at 2021	271		300,615
8.00%, with various maturities to 2034	15,613		18,926,622
8.018%, with maturity at 2030(2)	7		8,565
8.25%, with maturity at 2025	99		110,780
8.33%, with maturity at 2020	158		170,470
8.416%, with maturity at 2021(2)	27		29,912
8.50%, with various maturities to 2032	2,537		3,083,606
9.00%, with various maturities to 2030	210		241,739
9.50%, with various maturities to 2030	475		521,979
9.502%, with maturity at 2025(2)	7		8,277
9.552%, with maturity at 2021(2)	15		15,939
9.553%, with maturity at 2025(2)	0	(4)	387
9.662%, with maturity at 2025(2)	3		3,573
9.725%, with maturity at 2021(2)	23		25,672
9.75%, with maturity at 2019	6		6,531
9.952%, with maturity at 2020(2)	1		777
9.961%, with maturity at 2023(2)	13		14,907
10.057%, with maturity at 2021(2)	9		9,533
11.00%, with maturity at 2020	5		5,193
11.003%, with maturity at 2021(2)	0	(4)	316

			$244,979,288

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$366		$375,804
6.00%, with various maturities to 2033	24,654		28,801,957
6.10%, with maturity at 2033	6,891		8,095,943
6.50%, with various maturities to 2034	6,196		7,287,664
7.00%, with various maturities to 2034	15,214		17,691,850
7.50%, with various maturities to 2032	2,042		2,368,560
8.00%, with various maturities to 2034	2,669		3,154,644
8.25%, with maturity at 2019	18		19,205
8.30%, with maturity at 2020	10		10,657
8.50%, with various maturities to 2018	71		71,999
9.00%, with various maturities to 2027	2,687		3,204,944
9.50%, with various maturities to 2026	1,331		1,545,248

			$72,628,475

Total Mortgage Pass-Throughs (identified cost $389,725,337)			$403,398,660

Collateralized Mortgage Obligations — 17.0%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$92		$105,461
Series 1822, Class Z, 6.90%, 3/15/26	458		515,378
Series 1829, Class ZB, 6.50%, 3/15/26	164		179,306
Series 1896, Class Z, 6.00%, 9/15/26	235		260,014

2

Security	Principal Amount (000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$116	$130,459
Series 2091, Class ZC, 6.00%, 11/15/28	381	429,430
Series 2102, Class Z, 6.00%, 12/15/28	105	119,708
Series 2115, Class K, 6.00%, 1/15/29	834	930,043
Series 2142, Class Z, 6.50%, 4/15/29	251	290,563
Series 2245, Class A, 8.00%, 8/15/27	3,792	4,519,408
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(5)	5,324	4,837,314
Series 4039, Class ME, 2.00%, 12/15/40	1,380	1,389,556
Series 4259, Class UE, 2.50%, 5/15/43	4,485	4,567,530
Series 4319, Class SY, 7.059%, 3/15/44(6)	819	836,848
Series 4336, Class GU, 3.50%, 2/15/53	1,038	1,049,451
Series 4337, Class YT, 3.50%, 4/15/49	9,406	9,585,730
Series 4385, Class SC, 8.245%, 9/15/44(6)	1,336	1,386,223
Series 4407, Class LN, 8.233%, 12/15/43(6)	1,246	1,278,714
Series 4495, Class JA, 3.50%, 5/15/45	2,416	2,480,069
Series 4502, Class SL, 8.245%, 6/15/45(6)	1,835	1,879,325
Series 4550, Class ZT, 2.00%, 1/15/45	4,069	4,069,703
Series 4568, Class ZM, 4.00%, 4/15/46	3,865	3,883,490
Series 4584, Class PM, 3.00%, 5/15/46	5,761	5,963,985

		$50,687,708

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$94	$101,900
Series G92-44, Class ZQ, 8.00%, 7/25/22	16	16,200
Series G93-36, Class ZQ, 6.50%, 12/25/23	4,324	4,801,191
Series 1993-16, Class Z, 7.50%, 2/25/23	141	157,301
Series 1993-39, Class Z, 7.50%, 4/25/23	376	426,500
Series 1993-45, Class Z, 7.00%, 4/25/23	431	481,009
Series 1993-149, Class M, 7.00%, 8/25/23	155	171,421
Series 1993-178, Class PK, 6.50%, 9/25/23	329	363,552
Series 1994-40, Class Z, 6.50%, 3/25/24	358	396,371
Series 1994-42, Class K, 6.50%, 4/25/24	1,512	1,676,052
Series 1994-82, Class Z, 8.00%, 5/25/24	548	626,676
Series 1997-81, Class PD, 6.35%, 12/18/27	218	243,865
Series 2000-49, Class A, 8.00%, 3/18/27	382	447,333
Series 2001-81, Class HE, 6.50%, 1/25/32	812	949,877
Series 2002-1, Class G, 7.00%, 7/25/23	206	229,045
Series 2005-37, Class SU, 27.248%, 3/25/35(6)	732	992,241
Series 2012-35, Class GE, 3.00%, 5/25/40	4,346	4,445,458
Series 2012-134, Class ZT, 2.00%, 12/25/42	5,374	5,064,869
Series 2013-52, Class MD, 1.25%, 6/25/43	5,562	5,416,559
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	4,653	4,062,330
Series 2016-41, Class HZ, 2.00%, 5/25/44	2,933	2,926,428

		$33,996,178

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,290	$1,256,783
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,904	1,918,957
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,533	3,536,798
Series 2016-91, Class UZ, 3.00%, 7/20/46	1,363	1,351,595

		$8,064,133

Total Collateralized Mortgage Obligations (identified cost $90,539,519)		$92,748,019

3

U.S. Government Agency Obligations — 6.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,915,504
3.28%, 3/25/36	7,900	8,719,854
3.44%, 2/23/40	4,746	5,329,825

		$22,965,183

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,429,534
5.50%, 7/15/36	5,660	8,422,855

		$13,852,389

Total U.S. Government Agency Obligations (identified cost $32,301,789)		$36,817,572

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(7)	$12,177	$12,176,898

Total Short-Term Investments (identified cost $12,176,898)		$12,176,898

Total Investments — 99.6% (identified cost $524,743,543)		$545,141,149

Other Assets, Less Liabilities — 0.4%		$1,988,769

Net Assets — 100.0%		$547,129,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $73,140.

4

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	701	Short	Sep-16	$(84,169,289)	$(85,532,953)	$(1,363,664)
U.S. 10-Year Treasury Note	97	Short	Sep-16	(12,572,109)	(12,905,547)	(333,438)
U.S. Ultra 10-Year Treasury Note	253	Long	Sep-16	35,613,704	36,989,391	1,375,687
U.S. Long Treasury Bond	82	Short	Sep-16	(13,371,344)	(14,303,875)	(932,531)
U.S. Ultra-Long Treasury Bond	234	Long	Sep-16	40,891,500	44,584,313	3,692,813

						$2,438,867

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$100,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(8,294,638)

						$(8,294,638)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(5,008,808)

						$(5,008,808)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$532,771,634

Gross unrealized appreciation	$14,460,228
Gross unrealized depreciation	(2,090,713)

Net unrealized appreciation	$12,369,515

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$5,068,500	(1)	$(2,629,633	)(1)
Swap contracts	—		(5,008,808)
Swap contracts (centrally cleared)	—		(8,294,638)

Total	$5,068,500		$(15,933,079)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$403,398,660	$—	$403,398,660
Collateralized Mortgage Obligations	—	92,748,019	—	92,748,019
U.S. Government Agency Obligations	—	36,817,572	—	36,817,572
Short-Term Investments	—	12,176,898	—	12,176,898
Total Investments	$—	$545,141,149	$—	$545,141,149
Futures Contracts	$5,068,500	$—	$—	$5,068,500
Total	$5,068,500	$545,141,149	$—	$550,209,649

Liability Description
Futures Contracts	$(2,629,633)	$—	$—	$(2,629,633)
Swap Contracts	—	(13,303,446)	—	(13,303,446)
Total	$(2,629,633)	$(13,303,446)	$—	$(15,933,079)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

July 31, 2016 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $1,466,285,178 and the Fund owned 76.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$1,775	$1,892,594
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,478,675
Orbital ATK, Inc., 5.50%, 10/1/23	555	591,075
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,257,200
TransDigm, Inc., 6.375%, 6/15/26(1)	3,325	3,433,062
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,094,511
TransDigm, Inc., 6.50%, 5/15/25	250	262,188
TransDigm, Inc., 7.50%, 7/15/21	490	519,400

		$16,528,705

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,177,250

		$1,177,250

Automotive & Auto Parts — 0.7%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$672,799
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,662,750
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	349,071
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	330,468
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,494,982
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	4,055	4,501,336
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	1,700	1,740,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,337,600
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	801,763
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	707,906

		$13,599,050

Banks & Thrifts — 0.7%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,222,613
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,888,878
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,536,500
CIT Group, Inc., 5.25%, 3/15/18	605	630,713
CIT Group, Inc., 5.375%, 5/15/20	230	244,375
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,556,562
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24 (3)(4)	3,340	3,765,516

		$13,845,157

Broadcasting — 1.1%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,172,987
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,177,500
Netflix, Inc., 5.50%, 2/15/22	1,790	1,910,825
Netflix, Inc., 5.875%, 2/15/25	2,155	2,316,625
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	689,937
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,223,844
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,501,481
Tribune Media Co., 5.875%, 7/15/22	4,675	4,791,875

		$20,785,074

1

Security	Principal Amount (000’s omitted)	Value
Building Materials — 2.0%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,050,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	4,008	4,250,484
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,399,325
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,731,875
HD Supply, Inc., 5.75%, 4/15/24(1)	1,650	1,761,128
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,258,237
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,639,775
Nortek, Inc., 8.50%, 4/15/21	2,290	2,405,073
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,230	2,233,345
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,809,688
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,543,500
Standard Industries, Inc., 5.375%, 11/15/24(1)	2,905	3,061,144
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,074,412
Standard Industries, Inc., 6.00%, 10/15/25(1)	2,710	2,947,125
USG Corp., 5.50%, 3/1/25(1)	345	369,581
USG Corp., 5.875%, 11/1/21(1)	880	928,400

		$37,463,092

Cable/Satellite TV — 6.4%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,549,272
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,249,188
Altice Luxembourg SA, 7.75%, 5/15/22(1)	4,220	4,296,593
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,005,163
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,362,687
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,578,413
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,696,295
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,259,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,018,837
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,138,750
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,125,575
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,881,687
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,410,200
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	234,853
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,990,200
CSC Holdings, LLC, 5.25%, 6/1/24	385	367,440
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,346,300
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,139,213
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,519,728
DISH DBS Corp., 5.875%, 11/15/24	1,440	1,395,000
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,860,625
DISH DBS Corp., 7.75%, 7/1/26(1)	3,755	3,902,853
Neptune Finco Corp., 10.125%, 1/15/23(1)	8,485	9,747,144
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	5,387,637
SFR Group SA, 6.00%, 5/15/22(1)	9,035	8,865,594
SFR Group SA, 6.25%, 5/15/24(1)	585	565,256
SFR Group SA, 7.375%, 5/1/26(1)	3,450	3,450,000
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	991,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,485,538

2

Security	Principal Amount (000’s omitted)	Value
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	$1,053	$1,106,966
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,784,531
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,930,000
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,312,800
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,616,525
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,357,800
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,764,987
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,221,938

		$121,916,407

Capital Goods — 1.2%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$1,645	$1,390,025
Anixter, Inc., 5.50%, 3/1/23	2,335	2,460,506
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,330	2,405,725
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,927,902
HRG Group, Inc., 7.875%, 7/15/19	6,550	6,951,188
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	6,630	7,549,913

		$22,685,259

Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,994,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)(5)	4,530	4,484,700
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	5,295	5,374,425
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	5,620	4,903,450
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	1,995	2,009,963
PQ Corp., 6.75%, 11/15/22(1)	900	948,942
Tronox Finance, LLC, 6.375%, 8/15/20	6,085	4,959,275
Tronox Finance, LLC, 7.50%, 3/15/22(1)	2,620	2,092,725
Valvoline, Inc., 5.50%, 7/15/24(1)	835	873,619
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,406,200
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	565,031

		$31,612,830

Consumer Products — 1.9%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$2,430	$2,120,175
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,709,500
Prestige Brands, Inc., 6.375%, 3/1/24(1)	5,706	6,048,360
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,438,369
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,495	1,524,900
Revlon Escrow Corp., 6.25%, 8/1/24(1)(5)	2,405	2,441,075
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	992,063
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	1,535	1,611,750
Spectrum Brands, Inc., 5.75%, 7/15/25	3,285	3,572,437
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,161,338
Tempur Sealy International, Inc., 5.50%, 6/15/26(1)	3,330	3,377,885
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,910	1,986,400
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,541,662

		$36,525,914

3

Security	Principal Amount (000’s omitted)	Value
Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.653%, 12/15/19(1)(6)	$1,105	$1,117,431
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,665,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	393,663
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	806,588
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	600	620,280
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	524,903
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	5,415	5,739,900
Ball Corp., 4.375%, 12/15/20	3,405	3,651,862
Berry Plastics Corp., 6.00%, 10/15/22	1,770	1,887,262
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	5,475	5,481,844
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,291,347
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,093,256
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(1)	2,635	2,720,637
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,929,111
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(1)	3,125	3,308,594
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	2,765	2,879,333
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	5,345	5,498,669

		$45,610,461

Diversified Financial Services — 1.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$401,719
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,110,038
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	856,875
Aircastle, Ltd., 5.00%, 4/1/23	1,310	1,380,347
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	6,034,350
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	725,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,985	1,989,962
International Lease Finance Corp., 4.625%, 4/15/21	895	959,888
International Lease Finance Corp., 6.25%, 5/15/19	975	1,071,652
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,895,606
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,293,706
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,284,233
Navient Corp., 4.875%, 6/17/19	40	40,300
Navient Corp., 5.50%, 1/15/19	2,490	2,567,812
Navient Corp., 7.25%, 1/25/22	45	45,956
Navient Corp., 8.00%, 3/25/20	6,065	6,497,131
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,285,163

		$30,439,738

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,095,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,210,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	424,975

4

Security	Principal Amount (000’s omitted)	Value
IAC/InterActiveCorp, 4.875%, 11/30/18	$1,551	$1,591,714
Lamar Media Corp., 5.75%, 2/1/26(1)	745	800,875
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	11,883,950
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,266,637

		$19,273,151

Energy — 12.2%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$4,835	$5,119,056
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	829,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,995	2,092,256
Antero Resources Corp., 5.375%, 11/1/21	7,225	6,954,062
Antero Resources Corp., 5.625%, 6/1/23	1,295	1,231,869
Antero Resources Corp., 6.00%, 12/1/20	425	422,875
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	722,925
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	958,975
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	4,745	4,828,037
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	4,270	4,478,162
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,015	1,823,575
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,007,162
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,370,150
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,646,419
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,265,900
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,513,900
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,669,750
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	2,932,650
Denbury Resources, Inc., 5.50%, 5/1/22	715	457,600
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,860	1,869,300
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,823,125
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,687,550
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,053,113
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,315	6,366,088
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,926,850
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,081,500
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	1,075	1,077,688
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,019,312
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,851,300
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,182,475
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	592,250
Matador Resources Co., 6.875%, 4/15/23	3,970	4,099,025
Memorial Resource Development Corp., 5.875%, 7/1/22	11,832	11,864,065
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,372,800
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,461,400
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,400,000
Noble Energy, Inc., 5.625%, 5/1/21	795	838,436
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	790,075
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	789,750
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,680	2,274,650

5

Security	Principal Amount (000’s omitted)	Value
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	$1,890	$1,899,450
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,160	2,184,300
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	4,350	4,480,500
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	4,515	4,317,469
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,618,550
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,256,150
Precision Drilling Corp., 6.625%, 11/15/20	1,570	1,459,943
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,276,950
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,129,400
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,445	4,611,687
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	3,116,000
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	9,640	9,878,012
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,415,350
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,356,050
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,621,478
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,302,025
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,440,150
Seventy Seven Energy, Inc., 6.50%, 7/15/22(7)	1,810	95,025
Seventy Seven Operating, LLC, 6.625%, 11/15/19(7)	1,025	522,750
SM Energy Co., 5.625%, 6/1/25	1,850	1,544,750
SM Energy Co., 6.125%, 11/15/22	3,285	2,800,462
SM Energy Co., 6.50%, 11/15/21	1,895	1,672,338
SM Energy Co., 6.50%, 1/1/23	2,820	2,411,100
Southwestern Energy Co., 4.10%, 3/15/22	1,735	1,544,150
Southwestern Energy Co., 5.80%, 1/23/20	3,515	3,444,700
Southwestern Energy Co., 6.70%, 1/23/25	940	916,500
Southwestern Energy Co., 7.50%, 2/1/18	767	808,418
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,367,088
Tesoro Corp., 5.375%, 10/1/22	1,970	2,031,563
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	683,200
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,598,850
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,880,400
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	1,465	344,275
Whiting Petroleum Corp., 5.75%, 3/15/21	500	421,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,023,162
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,106,130
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	2,684,475
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	4,030	4,009,399
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,268,241
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,841,400

		$233,128,165

Entertainment/Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,112,925

		$1,112,925

6

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$4,310,800
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,208,025
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,696,450
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,951,688
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,757,090
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,512,450

		$16,436,503

Food & Drug Retail — 1.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	$4,975	$5,298,375
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	4,235	3,938,550
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,335,000
Rite Aid Corp., 6.375%, 4/1/23(1)	6,815	7,257,975
Safeway, Inc., 7.25%, 2/1/31	3,750	3,695,625
Safeway, Inc., 7.45%, 9/15/27	3,054	3,054,000

		$25,579,525

Food/Beverage/Tobacco — 2.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,131,100
Constellation Brands, Inc., 6.00%, 5/1/22	565	658,847
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,692,000
NBTY, Inc., 7.625%, 5/15/21(1)	9,525	9,739,312
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	533,025
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,147,563
Post Holdings, Inc., 5.00%, 8/15/26(1)(5)	4,855	4,851,966
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,323,437
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	620,600
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,089,150
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,083,350
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,930,200
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,911,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,054,550

		$43,766,350

Gaming — 2.4%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$1,310	$1,403,338
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	1,275,318
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	876,750
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,624,671
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,794,062
International Game Technology PLC, 6.50%, 2/15/25(1)	720	763,200
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,689,117
MGM Resorts International, 6.00%, 3/15/23	4,590	4,977,304
MGM Resorts International, 6.625%, 12/15/21	2,840	3,157,739
MGM Resorts International, 7.75%, 3/15/22	3,900	4,506,099
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,980	1,605,228
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	2,005	2,060,138

7

Security	Principal Amount (000’s omitted)	Value
Scientific Games International, Inc., 7.00%, 1/1/22(1)	$4,270	$4,462,150
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,274,594
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,652,040
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	2,510	2,629,225
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	3,780	3,780,000
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,442,000

		$45,972,973

Health Care — 10.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,022,827
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,790	1,853,760
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	1,260	1,222,200
Alere, Inc., 6.375%, 7/1/23(1)	7,860	7,909,125
Alere, Inc., 6.50%, 6/15/20	1,910	1,886,125
Alere, Inc., 7.25%, 7/1/18	515	520,472
AmSurg Corp., 5.625%, 11/30/20	2,035	2,111,313
AmSurg Corp., 5.625%, 7/15/22	2,325	2,449,969
Capsugel SA, 7.00%, 5/15/19(1)(2)	607	614,588
Centene Corp., 4.75%, 5/15/22	885	915,975
Centene Corp., 5.625%, 2/15/21	2,250	2,382,187
Centene Corp., 6.125%, 2/15/24	3,740	4,027,531
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	266	270,017
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,290	2,845,850
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	3,826,680
Concordia International Corp., 9.50%, 10/21/22(1)	7,325	6,720,687
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	5,755	5,785,214
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,795	3,899,362
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,454,850
Endo Finance, LLC/Endo Finco, Inc., 7.25%, 1/15/22(1)	185	172,011
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.50%, 2/1/25(1)(8)	1,315	1,140,763
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,666,663
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,426,950
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,357,600
HCA, Inc., 5.25%, 6/15/26	4,595	4,882,187
HCA, Inc., 5.875%, 2/15/26	12,010	12,880,725
HCA, Inc., 6.50%, 2/15/20	505	557,394
HCA, Inc., 7.50%, 2/15/22	1,530	1,740,375
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,118,838
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,347,644
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,467,825
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,747,039
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	10,365	11,021,104
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,550,287
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	11,330	11,627,412
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,289,600
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,187,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,622,350

8

Security	Principal Amount (000’s omitted)	Value
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,645	$1,719,025
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	14,445	15,456,150
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,617,775
PRA Holdings, Inc., 9.50%, 10/1/23(1)	3,666	4,096,755
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,503,950
Team Health, Inc., 7.25%, 12/15/23(1)	7,925	8,658,062
Teleflex, Inc., 4.875%, 6/1/26	1,025	1,050,625
Teleflex, Inc., 5.25%, 6/15/24	845	883,025
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,715,938
Tenet Healthcare Corp., 6.75%, 6/15/23	4,845	4,681,481
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,130,437
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	5,375	4,501,562
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,900	3,246,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	5,803,462
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,430,550
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,424,050
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,339,290

		$195,781,586

Homebuilders/Real Estate — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,273,150
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	3,045,942
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,915,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,654,775

		$12,889,667

Hotels — 0.2%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,431,725
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,304,275

		$4,736,000

Insurance — 0.7%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,784,800
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,708,450
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,816,175
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,786,513

		$13,095,938

Leisure — 0.5%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,750,650
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,058,325
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,463,400
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,437,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,760,125

		$9,470,300

Metals/Mining — 1.5%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$6,950	$7,002,125
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	783,040
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	735,293
Freeport-McMoRan, Inc., 4.55%, 11/14/24	3,365	2,902,312

9

Security	Principal Amount (000’s omitted)	Value
IAMGOLD Corp., 6.75%, 10/1/20(1)	$630	$592,200
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	874,225
New Gold, Inc., 6.25%, 11/15/22(1)	7,424	7,591,040
Novelis, Inc., 8.375%, 12/15/17	1,025	1,047,422
SunCoke Energy, Inc., 7.625%, 8/1/19	89	84,105
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,445	2,090,475
Teck Resources, Ltd., 3.00%, 3/1/19	339	326,304
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,450	2,621,500
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,735,900

		$29,385,941

Paper — 0.0%(9)
Domtar Corp., 10.75%, 6/1/17	$520	$557,961

		$557,961

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$5,785	$6,088,712
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,108,688

		$7,197,400

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$7,390	$7,426,950

		$7,426,950

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,799,600
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,823,925
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,529,469
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,962,331
Yum! Brands, Inc., 3.875%, 11/1/20	855	875,306
Yum! Brands, Inc., 3.875%, 11/1/23	265	262,019
Yum! Brands, Inc., 5.30%, 9/15/19	600	645,750

		$18,898,400

Services — 4.1%
Acosta, Inc., 7.75%, 10/1/22(1)	$4,500	$4,140,000
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,824,325
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,751,875
CEB, Inc., 5.625%, 6/15/23(1)	2,045	2,075,675
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	10,870	11,576,550
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,083,700
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	985	1,039,175
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,328,287
Laureate Education, Inc., 9.25%, 9/1/19(1)	13,210	11,922,025
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	7,045	7,538,150
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,031,575

10

Security	Principal Amount (000’s omitted)	Value
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	$2,535	$2,668,087
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	952,513
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,651,212
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,483,500
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,015,500
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,047,500
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,076,100
United Rentals North America, Inc., 7.375%, 5/15/20	1,083	1,125,129
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,368,304
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,660	873,127

		$77,871,497

Steel — 0.3%
ArcelorMittal, 7.25%, 2/25/22	$1,670	$1,837,000
Steel Dynamics, Inc., 5.50%, 10/1/24	505	536,563
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,778,125

		$5,151,688

Super Retail — 3.0%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,944,281
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,600	492,729
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	1,964,600
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,708,875
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,900,750
L Brands, Inc., 6.625%, 4/1/21	3,670	4,229,675
L Brands, Inc., 6.875%, 11/1/35	5,560	5,924,180
L Brands, Inc., 8.50%, 6/15/19	3,620	4,244,450
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,395,275
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,224,712
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,811,625
PVH Corp., 7.75%, 11/15/23	3,385	3,901,213
rue21, Inc., 9.00%, 10/15/21(1)	4,235	1,461,075
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,677,400
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	890,375

		$57,771,215

Technology — 7.7%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,380	$1,055,700
Cengage Learning, Inc., 9.50%, 6/15/24(1)	6,735	7,080,169
CommScope, Inc., 4.375%, 6/15/20(1)	945	978,311
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,609,375
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	3,245	3,439,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	825	863,378
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	2,490	2,641,365
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,940	4,122,343
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	6,685	7,185,245
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	4,190	4,514,763
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,094,425
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,026,400
First Data Corp., 5.75%, 1/15/24(1)	970	982,125
First Data Corp., 6.75%, 11/1/20(1)	390	406,826
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,681,069
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,132,877

11

Security	Principal Amount (000’s omitted)	Value
Infor (US), Inc., 5.75%, 8/15/20(1)	$2,625	$2,779,219
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,473,787
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,890	2,709,375
Informatica, LLC, 7.125%, 7/15/23(1)	590	584,100
Match Group, Inc., 6.375%, 6/1/24(1)	1,990	2,134,275
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,635	2,378,087
Micron Technology, Inc., 5.50%, 2/1/25	335	302,338
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	861,263
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,654,960
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,944,400
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,395,105
Nuance Communications, Inc., 5.375%, 8/15/20(1)	915	937,966
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,361,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,626,469
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	840,219
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	8,270	8,745,525
Seagate HDD Cayman, 4.75%, 1/1/25	5,020	4,396,290
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,770,819
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,000	4,337,520
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,367,275
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	1,965	1,100,400
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,697,262
Western Digital Corp., 10.50%, 4/1/24(1)	8,255	9,328,150
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,601,450

		$147,141,825

Telecommunications — 6.6%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,118,812
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,788,700
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	528,519
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,583,900
Digicel, Ltd., 6.75%, 3/1/23(1)	6,915	6,444,780
Equinix, Inc., 5.875%, 1/15/26	3,890	4,201,200
Frontier Communications Corp., 6.25%, 9/15/21	2,490	2,433,975
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,717,443
Frontier Communications Corp., 7.625%, 4/15/24	285	264,338
Frontier Communications Corp., 10.50%, 9/15/22	2,495	2,697,719
Frontier Communications Corp., 11.00%, 9/15/25	7,765	8,327,962
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,400	2,400,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,364,830
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	2,400	2,388,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	131	91,700
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,710	1,252,575
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	60	42,900
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,345,600
Intelsat Luxembourg S.A., 7.75%, 6/1/21	2,325	546,375
Intelsat Luxembourg S.A., 8.125%, 6/1/23	2,605	618,688
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,286,275
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,487,519
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,343,775

12

Security	Principal Amount (000’s omitted)	Value
Sprint Capital Corp., 6.875%, 11/15/28	$3,500	$3,010,000
Sprint Communications, Inc., 6.00%, 11/15/22	255	220,034
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	3,609,144
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,432,062
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,178,475
Sprint Corp., 7.25%, 9/15/21	4,985	4,676,578
Sprint Corp., 7.625%, 2/15/25	3,590	3,248,950
Sprint Corp., 7.875%, 9/15/23	14,440	13,257,797
T-Mobile USA, Inc., 6.25%, 4/1/21	895	939,750
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,315,344
T-Mobile USA, Inc., 6.464%, 4/28/19	865	882,300
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,493,985
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,970,586
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,666,900
T-Mobile USA, Inc., 6.731%, 4/28/22	560	588,700
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,172,627
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	790	788,025
Windstream Services, LLC, 7.75%, 10/1/21	1,285	1,227,175
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,069,100
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,787,750

		$126,810,867

Transportation Ex Air/Rail — 0.7%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$421,250
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,293,600
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,248,650
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	7,998,375

		$13,961,875

Utilities — 2.0%
AES Corp. (The), 5.50%, 3/15/24	$790	$820,613
AES Corp. (The), 6.00%, 5/15/26	4,275	4,510,125
Calpine Corp., 5.375%, 1/15/23	3,505	3,513,762
Calpine Corp., 5.75%, 1/15/25	2,480	2,486,200
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,245,287
Dynegy, Inc., 7.375%, 11/1/22	7,515	7,421,062
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,117,288
NRG Energy, Inc., 7.25%, 5/15/26(1)	4,085	4,212,656
NRG Energy, Inc., 7.875%, 5/15/21	1,282	1,336,485
NRG Energy, Inc., 8.25%, 9/1/20	2,665	2,752,678
NRG Yield Operating, LLC, 5.375%, 8/15/24	2,655	2,728,013
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	348,019
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,680,000

		$38,172,188

Total Corporate Bonds & Notes (identified cost $1,526,713,682)		$1,543,779,827

13

Senior Floating-Rate Loans — 5.0%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,975	$1,944,141

		$1,944,141

Chemicals — 0.1%
PQ Corporation, Term Loan, 5.75%, Maturing 11/4/22	$2,000	$2,017,678

		$2,017,678

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$2,135	$2,123,992

		$2,123,992

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,382	$1,379,548

		$1,379,548

Energy — 0.1%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing 7/1/19	$827	$227,552
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	1,333	1,167,777

		$1,395,329

Entertainment/Film — 0.1%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,985	$2,000,509

		$2,000,509

Food & Drug Retail — 0.5%
Albertsons, LLC, Term Loan, 4.50%, Maturing 8/25/21	$9,930	$9,985,331

		$9,985,331

Health Care — 0.3%
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	$4,800	$4,849,502
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	1,012	1,026,384

		$5,875,886

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,450,815

		$1,450,815

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$5,692	$5,586,883

		$5,586,883

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$3,865	$3,890,123

		$3,890,123

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,650	$7,201,756
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,811	3,820,728
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,143,533

		$13,166,017

14

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Super Retail — 0.6%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,910	$3,844,019
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	4,926,740
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,580	1,584,669
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,723	1,334,270

		$11,689,698

Technology — 0.5%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$5,182	$5,178,745
Dell, Inc., Term Loan, Maturing 5/24/23(11)	4,845	4,851,560

		$10,030,305

Telecommunications — 0.9%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,470	$1,471,962
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	4,968	4,983,800
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	7,700	7,642,250
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	3,250	3,088,517

		$17,186,529

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$416,875
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	567	473,060
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	81,562
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	783	652,496

		$1,623,993

Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,509,914
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	961,405

		$4,471,319

Total Senior Floating-Rate Loans (identified cost $97,514,663)		$95,818,096

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,919,624
NuVasive, Inc., 2.25%, 3/15/21(1)	2,500	3,065,625
NuVasive, Inc., 2.75%, 7/1/17	2,220	3,361,912

		$10,347,161

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,860,600
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,477,813

		$8,338,413

Total Convertible Bonds (identified cost $16,311,781)		$18,685,574

15

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.610%, 11/5/30(1)(12)	$2,065	$2,080,498
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,871,435

Total Commercial Mortgage-Backed Securities (identified cost $8,831,082)		$8,951,933

Common Stocks — 1.3%

Security	Shares	Value
Consumer Products — 0.0%(9)
HF Holdings, Inc.(13)(14)(15)	13,600	$229,840

		$229,840

Energy — 0.5%
Ascent CNR Corp., Class A(13)(14)(15)	4,930,991	$0
Holly Energy Partners, L.P.	90,000	3,240,000
Seven Generations Energy, Ltd.(14)	315,561	6,622,273

		$9,862,273

Food/Beverage/Tobacco — 0.2%
Constellation Brands, Inc., Class A	25,993	$4,279,228

		$4,279,228

Gaming — 0.0%(9)
New Cotai Participation Corp., Class B(13)(14)(15)	7	$48,895

		$48,895

Health Care — 0.5%
Envision Healthcare Holdings, Inc.(14)	150,000	$3,688,500
Hologic, Inc.(14)	105,000	4,041,450
Team Health Holdings, Inc.(14)	25,000	1,021,000

		$8,750,950

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(14)	80,000	$1,076,000

		$1,076,000

Services — 0.0%(9)
ServiceMaster Global Holdings, Inc.(14)	25,000	$945,750

		$945,750

Total Common Stocks (identified cost $18,574,408)		$25,192,936

16

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Health Care — 0.3%
Alere, Inc., 3.00%	18,630	$5,849,820

		$5,849,820

Total Convertible Preferred Stocks (identified cost $4,865,365)		$5,849,820

Exchange-Traded Funds — 1.0%
Security	Shares	Value
SPDR Barclays High Yield Bond ETF	554,000	$19,977,240

		$19,977,240

Total Exchange-Traded Funds (identified cost $20,049,038)		$19,977,240

Miscellaneous — 0.8%
Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(9)
ACC Claims Holdings, LLC(14)	8,415,190	$50,491

		$50,491

Energy — 0.0%
SemGroup Corp., Escrow Certificate(13)(14)	6,330,000	$0

		$0

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(14)	$1,190,644	$596
PGP Investors, LLC, Membership Interests(13)(15)	25,714	15,068,568

		$15,069,164

Utilities — 0.0%(9)
EME Reorganization Trust	2,640,437	$7,921

		$7,921

Total Miscellaneous (identified cost $9,357,134)		$15,127,576

17

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(13)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 8.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(16)	$168,755	$168,754,627

Total Short-Term Investments (identified cost $168,754,627)		$168,754,627

Total Investments — 99.5% (identified cost $1,870,971,780)		$1,902,137,629

Other Assets, Less Liabilities — 0.5%		$8,909,993

Net Assets — 100.0%		$1,911,047,622

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $877,644,613 or 45.9% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	When-issued/delayed delivery security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2016.

(9)	Amount is less than 0.05%.

18

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $495,936.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,445,931	CAD	8,490,000	State Street Bank and Trust Company	10/31/16	$—	$(59,128)

						$—	$(59,128)

19

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa2/BBB	$1,000	5.00	%(1)	12/20/16	$24,801	$(156)	$24,645
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,103	(1,327)	12,776
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,102	(2,374)	11,728
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	52,080	(8,207)	43,873
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,102	(1,536)	12,566
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	52,081	(6,080)	46,001

Total			$8,500				$171,269	$(19,680)	$151,589

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At July 31, 2016, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

20

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16	4,930,991	$0	$0
HF Holdings, Inc.	10/27/09	13,600	730,450	229,840
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$278,735

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$15,068,568

Total Miscellaneous			$8,868,750	$15,068,568

Total Restricted Securities			$9,815,325	$15,347,303

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$171,269	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(59,128)

Total		$171,269	$(59,128)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,862,588,722

Gross unrealized appreciation	$83,805,901
Gross unrealized depreciation	(44,256,994)

Net unrealized appreciation	$39,548,907

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,543,779,827	$—	$1,543,779,827
Senior Floating-Rate Loans	—	95,818,096	—	95,818,096
Convertible Bonds	—	18,685,574	—	18,685,574
Commercial Mortgage-Backed Securities	—	8,951,933	—	8,951,933
Common Stocks	24,914,201	—	278,735	25,192,936
Convertible Preferred Stocks	—	5,849,820	—	5,849,820
Exchange-Traded Funds	19,977,240	—	—	19,977,240
Miscellaneous	7,921	51,087	15,068,568	15,127,576
Warrants	—	—	0	0
Short-Term Investments	—	168,754,627	—	168,754,627
Total Investments	$44,899,362	$1,841,890,964	$15,347,303	$1,902,137,629
Swap Contracts	$—	$171,269	$—	$171,269
Total	$44,899,362	$1,842,062,233	$15,347,303	$1,902,308,898

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(59,128)	$—	$(59,128)
Total	$—	$(59,128)	$—	$(59,128)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2016 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 0.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.0% of MSAR Completion Portfolio’s outstanding interests and 0.7% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2016 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $20,839,238)		$18,129,801	14.1%
Global Macro Absolute Return Advantage Portfolio (identified cost, $10,775,343)		11,249,091	8.7
MSAR Completion Portfolio (identified cost, $87,977,995)		88,204,549	68.5
Short-Term U.S. Government Portfolio (identified cost, $3,415,157)		3,208,804	2.5

Total Investments in Affiliated Portfolios (identified cost $123,007,733)		$120,792,245	93.8%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Class R6	270,484	$3,513,581	2.7%
Parametric International Equity Fund, Class R6	395,779	4,634,574	3.6

Total Investments in Affiliated Investment Funds (identified cost $7,671,023)		$8,148,155	6.3%

Total Investments (identified cost $130,678,756)		$128,940,400	100.1%

Other Assets, Less Liabilities		$(82,635)	(0.1)%

Net Assets		$128,857,765	100.0%

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,523,624

Gross unrealized appreciation	$948,191
Gross unrealized depreciation	(9,531,415)

Net unrealized depreciation	$(8,583,224)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)
Parametric Emerging Markets Fund, Class R6	266,727	3,757	—	270,484	$ 3,513,581	$ 45,236	$ —	$ —
Parametric International Equity Fund, Class R6	385,336	10,443	—	395,779	4,634,574	114,032	5,335	—

					$ 8,148,155	$ 159,268	$ 5,335	$ —

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The MSAR Completion Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

MSAR Completion Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 15.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$7	$6,819
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	400	402,651
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	61	61,340
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,575	1,579,652
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	471	470,748
Series 2007-CD4, Class A4, 5.322%, 12/11/49	1,112	1,119,473
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	722	725,537
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	11	10,583
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	1,083	1,091,605
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,171	1,181,752
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,643,928
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class A4, 5.429%, 12/12/43	648	651,451
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	971	976,622
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	555	557,073
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	450	451,149
Series 2007-IQ15, Class A4, 5.906%, 6/11/49(2)	1,979	2,049,237
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, 5.572%, 10/15/48	179	179,306
Series 2006-C29, Class A4, 5.308%, 11/15/48	815	817,433

Total Commercial Mortgage-Backed Securities (identified cost $13,992,148)		$13,976,359

Asset-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.2%
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	$538	$539,729
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19	506	506,845

		$1,046,574

Computers — 1.7%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$900	$900,335
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	600,226

		$1,500,561

1

Security	Principal Amount (000’s omitted)	Value
Other — 0.8%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	$750	$750,334

		$750,334

Single Family Home Rental — 1.7%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.232%, 6/17/31(1)(2)	$457	$448,699
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.832%, 9/17/31(1)(2)	492	491,160
Colony American Homes
Series 2014-1A, Class C, 2.332%, 5/17/31(1)(2)	250	247,361
Series 2014-1A, Class D, 2.632%, 5/17/31(1)(2)	352	347,929

		$1,535,149

Total Asset-Backed Securities (identified cost $4,818,706)		$4,832,618

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.4%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	$1,300	$1,299,893

Total Corporate Bonds & Notes (identified cost $1,299,987)		$1,299,893

Exchange-Traded Funds — 3.0%

Security	Shares	Value
Commodity Funds
iShares Gold Trust(3)	54,500	$709,590
SPDR Gold Shares(3)	15,098	1,947,340

Total Exchange-Traded Funds (identified cost $2,449,724)		$2,656,930

U.S. Treasury Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(4)	$1,252	$1,272,063
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(4)	2,887	2,985,744

Total U.S. Treasury Obligations (identified cost $4,107,702)		$4,257,807

2

Call Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,230	8/3/16	$35
S&P 500 Index	2	2,270	8/5/16	30
S&P 500 Index	2	2,300	8/10/16	30
S&P 500 Index	2	2,305	8/12/16	40
S&P 500 Index	2	2,310	8/17/16	50
S&P 500 Index	2	2,300	8/19/16	50
S&P 500 Index	2	2,310	8/24/16	75
S&P 500 Index	2	2,310	8/26/16	90
S&P 500 Index FLEX	2	2,230	8/1/16	1
S&P 500 Index FLEX	2	2,285	8/8/16	2
S&P 500 Index FLEX	2	2,305	8/15/16	10
S&P 500 Index FLEX	2	2,305	8/22/16	38
SPDR Gold Shares	196	131	11/18/16	77,821

Total Call Options Purchased (identified cost $56,425)				$78,272

Put Options Purchased — 0.0%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,880	8/3/16	$20
S&P 500 Index	2	1,925	8/5/16	15
S&P 500 Index	2	1,960	8/10/16	40
S&P 500 Index	2	1,965	8/12/16	60
S&P 500 Index	2	1,985	8/17/16	145
S&P 500 Index	2	1,970	8/19/16	160
S&P 500 Index	2	1,965	8/24/16	235
S&P 500 Index	2	1,980	8/26/16	350
S&P 500 Index	42	2,000	9/16/16	26,040
S&P 500 Index FLEX	2	1,880	8/1/16	0
S&P 500 Index FLEX	2	1,945	8/8/16	2
S&P 500 Index FLEX	2	1,975	8/15/16	64
S&P 500 Index FLEX	2	1,965	8/22/16	176

Total Put Options Purchased (identified cost $168,396)				$27,307

Short-Term Investments — 65.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(6)			$58,715	$58,714,774

Total Short-Term Investments (identified cost $58,714,774)				$58,714,774

Total Investments — 95.4% (identified cost $85,607,862)				$85,843,960

3

Call Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,130	8/3/16	$(8,830)
S&P 500 Index	2	2,165	8/5/16	(3,080)
S&P 500 Index	2	2,195	8/10/16	(770)
S&P 500 Index	2	2,200	8/12/16	(730)
S&P 500 Index	2	2,205	8/17/16	(800)
S&P 500 Index	2	2,195	8/19/16	(1,510)
S&P 500 Index	2	2,205	8/24/16	(1,190)
S&P 500 Index	2	2,205	8/26/16	(1,360)
S&P 500 Index FLEX	2	2,130	8/1/16	(8,857)
S&P 500 Index FLEX	2	2,180	8/8/16	(2,116)
S&P 500 Index FLEX	2	2,200	8/15/16	(1,452)
S&P 500 Index FLEX	2	2,200	8/22/16	(2,035)

Total Call Options Written (premiums received $17,712)				$(32,730)

Put Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,980	8/3/16	$(15)
S&P 500 Index	2	2,030	8/5/16	(35)
S&P 500 Index	2	2,065	8/10/16	(135)
S&P 500 Index	2	2,070	8/12/16	(245)
S&P 500 Index	2	2,090	8/17/16	(670)
S&P 500 Index	2	2,075	8/19/16	(630)
S&P 500 Index	2	2,070	8/24/16	(820)
S&P 500 Index	2	2,085	8/26/16	(1,250)
S&P 500 Index FLEX	2	1,980	8/1/16	0
S&P 500 Index FLEX	2	2,050	8/8/16	(58)
S&P 500 Index FLEX	2	2,080	8/15/16	(520)
S&P 500 Index FLEX	2	2,070	8/22/16	(859)
SPDR Gold Shares	266	120	11/18/16	(29,713)

Total Put Options Written (premiums received $72,948)				$(34,950)

Other Assets, Less Liabilities — 4.6%				$4,203,525

Net Assets — 100.0%				$89,979,805

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $7,481,359 or 8.3% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Non-income producing.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $160,191.

4

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	25	Long	Sep-16	$4,366,061	$4,763,281	$397,220

						$397,220

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,432	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/17/17	$13,356
Bank of America, N.A.	4,079	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	(142,830)
Bank of America, N.A.	2,557	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	(309,594)
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,887)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(1,881)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(804)

							$(443,640)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $7,849,682 or 8.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	641	$138,248
Options written	1,285	766,969
Options exercised	(153)	(158,582)
Options expired	(1,459)	(655,975)

Outstanding, end of period	314	$90,660

5

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the fiscal year to date ended July 31, 2016, the Portfolio also held options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2016, the Portfolio entered into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased Options	$77,821	$—
Commodity	Total Return Swaps	—	(3,768)
Commodity	Written Options	—	(29,713)

Total		$77,821	$(33,481)

Equity Price	Purchased Options	$27,758	$—
Equity Price	Total Return Swaps	13,356	(453,228)
Equity Price	Written Options	—	(37,967)

Total		$41,114	$(491,195)

Interest Rate	Financial Futures Contracts*	$397,220	$—

Total		$397,220	$—

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,115,000

Gross unrealized appreciation	$83,223
Gross unrealized depreciation	(267,090)

Net unrealized depreciation	$(183,867)

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$13,976,359	$—	$13,976,359
Asset-Backed Securities	—	4,832,618	—	4,832,618
Corporate Bonds & Notes	—	1,299,893	—	1,299,893
Exchange-Traded Funds	2,656,930	—	—	2,656,930
U.S. Treasury Obligations	—	4,257,807	—	4,257,807
Call Options Purchased	400	77,872	—	78,272
Put Options Purchased	27,065	242	—	27,307
Short-Term Investments	—	58,714,774	—	58,714,774
Total Investments	$2,684,395	$83,159,565	$—	$85,843,960
Futures Contracts	$397,220	$—	$—	$397,220
Swap Contracts	—	13,356	—	13,356
Total	$3,081,615	$83,172,921	$—	$86,254,536

Liability Description
Call Options Written	$(18,270)	$(14,460)	$—	$(32,730)
Put Options Written	(3,800)	(31,150)	—	(34,950)
Swap Contracts	—	(456,996)	—	(456,996)
Total	$(22,070)	$(502,606)	$—	$(524,676)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

7

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2016 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 0.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at July 31, 2016 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 21.7%

Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $5,634,046)		$4,940,858

Global Macro Absolute Return Advantage Portfolio (identified cost, $6,119,259)		5,652,734

Total Investments in Affiliated Portfolios (identified cost $11,753,305)		$10,593,592

Investments in Affiliated Investment Funds — 24.6%

Security	Shares	Value
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	706,067	$8,691,686
Parametric Emerging Markets Fund, Class R6	135,193	1,756,152
Parametric International Equity Fund, Class R6	134,027	1,569,457

Total Investments in Affiliated Investment Funds (identified cost $10,849,858)		$12,017,295

Commercial Mortgage-Backed Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$200	$201,325
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	100	79,278
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	200	201,589
Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(2)	200	202,049
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	135	136,154
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.674%, 4/15/47(1)(2)	150	132,013
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(2)	100	86,383
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(2)	150	123,520
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(2)	100	84,514
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.321%, 8/15/46(1)(2)	150	156,179
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	154,620
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.531%, 5/10/45(1)(2)	150	155,229
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 5.888%, 1/10/45(1)(2)	150	168,127
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.539%, 9/15/58(2)	100	105,729
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(2)	150	128,834

Total Commercial Mortgage-Backed Securities (identified cost $2,135,904)		$2,115,543

2

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.3%
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$150	$153,578

		$153,578

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$150	$150,057

		$150,057

Other — 1.0%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$74	$74,798
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(1)	96	95,850
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	38	38,115
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	57	57,739
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	75	76,035
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	139	139,752

		$482,289

Single Family Home Rental — 1.5%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.232%, 6/17/31(1)(3)	$100	$98,183
Series 2014-SFR1, Class D, 3.182%, 6/17/31(1)(3)	100	98,518
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.832%, 9/17/31(1)(3)	150	149,744
Colony American Homes
Series 2014-1A, Class C, 2.332%, 5/17/31(1)(3)	165	163,258
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.637%, 12/17/30(1)(3)	100	99,413
Silver Bay Realty Trust
Series 2014-1, Class C, 2.496%, 9/17/31(1)(3)	100	99,213

		$708,329

Total Asset-Backed Securities (identified cost $1,493,334)		$1,494,253

Exchange-Traded Funds — 25.8%

Security	Shares	Value
Commodity Funds
SPDR Gold Trust(4)	19,011	$2,452,039

		$2,452,039

Equity Funds
iShares Core S&P 500 ETF	10,615	$2,317,679
iShares MSCI Emerging Markets Minimum Volatility ETF	18,653	990,288
iShares MSCI Eurozone ETF	87,376	2,955,930
WisdomTree Europe Hedged Equity Fund	27,730	1,468,304
WisdomTree Japan Hedged Equity Fund	58,610	2,387,185

		$10,119,386

Total Exchange-Traded Funds (identified cost $13,690,892)		$12,571,425

3

Closed-End Funds — 1.1%

Security	Shares	Value
Fixed Income Funds
BlackRock Floating Rate Income Strategies Fund, Inc.	38,790	$525,217

Total Closed-End Funds (identified cost $502,533)		$525,217

U.S. Treasury Obligations — 2.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(5)	$1,352	$1,398,585

Total U.S. Treasury Obligations (identified cost $1,332,732)		$1,398,585

Put Options Purchased — 0.0%(6)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	Societe Generale	16	$2,000	9/16/16	$11,540

Total Put Options Purchased (identified cost $61,840)					$11,540

Short-Term Investments — 13.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(7)	$6,664	$6,663,873

Total Short-Term Investments (identified cost $6,663,873)		$6,663,873

Total Investments — 97.2% (identified cost $48,484,271)		$47,391,323

Other Assets, Less Liabilities — 2.8%		$1,371,072

Net Assets — 100.0%		$48,762,395

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $3,504,067 or 7.2% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(4)	Non-income producing.

4

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $2,514.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	10	Long	Sep-16	$1,201,893	$1,220,156	$18,263
U.S. 10-Year Treasury Note	17	Long	Sep-16	2,205,781	2,261,797	56,016
U.S. Ultra 10-Year Treasury Note	5	Long	Sep-16	735,009	731,015	(3,994)
U.S. Ultra-Long Treasury Bond	26	Long	Sep-16	4,540,704	4,953,813	413,109

						$483,394

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$614	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/17/17	$5,724
Societe Generale	1,800	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65	10/5/16	(849)
Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(846)
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(328)

							$3,701

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $3,636,330 or 7.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	193	$13,290
Options expired	(193)	(13,290)

Outstanding, end of period	—	$—

5

At July 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2016, the Fund invested in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into options on an equity index and total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return. During the fiscal year to date ended July 31, 2016, the Fund also held options on an exchange-traded equity fund to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2016, the Fund entered into foreign currency futures contracts and total return swaps to enhance total return.

Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(1,695)

Total		$—	$(1,695)

Equity Price	Purchased Options	$11,540	$—
Equity Price	Total Return Swaps	5,724	(328)

Total		$17,264	$(328)

Interest Rate	Financial Futures Contracts*	$487,388	$(3,994)

Total		$487,388	$(3,994)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary and the affiliated Portfolios, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,867,064

Gross unrealized appreciation	$1,388,615
Gross unrealized depreciation	(2,680,065)

Net unrealized depreciation	$(1,291,450)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)
Eaton Vance Hexavest Global Equity Fund, Class I	619,926	86,141	—	706,067	$8,691,686	$170,108	$292,605	$—
Parametric Emerging Markets Fund, Class R6	49,648	85,545	—	135,193	1,756,152	21,928	—	—
Parametric International Equity Fund, Class R6	130,491	3,536	—	134,027	1,569,457	38,616	1,807	—

					$12,017,295	$230,652	$294,412	$—

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$10,593,592	$—	$—	$10,593,592
Investments in Affiliated Investment Funds	12,017,295	—	—	12,017,295
Commercial Mortgage-Backed Securities	—	2,115,543	—	2,115,543
Asset-Backed Securities	—	1,494,253	—	1,494,253
Exchange-Traded Funds	12,571,425	—	—	12,571,425
Closed-End Funds	525,217	—	—	525,217
U.S. Treasury Obligations	—	1,398,585	—	1,398,585
Put Options Purchased	—	11,540	—	11,540
Short-Term Investments	—	6,663,873	—	6,663,873
Total Investments	$35,707,529	$11,683,794	$—	$47,391,323
Futures Contracts	$487,388	$—	$—	$487,388
Swap Contracts	—	5,724	—	5,724
Total	$36,194,917	$11,689,518	$—	$47,884,435

Liability Description
Futures Contracts	$(3,994)	$—	$—	$(3,994)
Swap Contracts	—	(2,023)	—	(2,023)
Total	$(3,994)	$(2,023)	$—	$(6,017)

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

7

Parametric Tax-Managed International Equity Fund

July 31, 2016 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $35,401,770 and the Fund owned 52.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.2%
AGL Energy, Ltd.	25,674	$401,947
Amcor, Ltd.	11,905	136,052
APA Group	28,846	213,324
ARB Corp., Ltd.	2,741	37,845
Ardent Leisure Group	12,742	20,564
Aristocrat Leisure, Ltd.	7,887	95,724
Asciano, Ltd.	9,242	64,169
Boral, Ltd.	5,759	30,117
Brambles, Ltd.	20,697	211,724
Caltex Australia, Ltd.	4,560	115,318
Cleanaway Waste Management, Ltd.	36,318	23,607
Cochlear, Ltd.	811	81,936
Commonwealth Bank of Australia	4,048	238,292
Computershare, Ltd.	15,937	107,606
CSL, Ltd.	3,759	337,087
Domino’s Pizza Enterprises, Ltd.	1,212	69,437
DuluxGroup, Ltd.	5,657	28,576
GPT Group (The)	11,738	50,063
GUD Holdings, Ltd.	6,188	47,309
GWA Group, Ltd.	11,241	18,006
Incitec Pivot, Ltd.	11,120	24,347
IRESS, Ltd.	4,049	34,808
Iron Mountain, Inc. CDI	279	11,552
iSentia Group, Ltd.	19,466	46,574
James Hardie Industries PLC CDI	4,004	66,435
JB Hi-Fi, Ltd.	1,536	30,307
Macquarie Atlas Roads Group	10,339	45,780
McMillan Shakespeare, Ltd.	3,315	35,552
Mirvac Group	18,336	30,674
National Australia Bank, Ltd.	4,515	91,276
Navitas, Ltd.	9,965	45,002
Newcrest Mining, Ltd.(1)	3,087	60,124
Orica, Ltd.	4,147	44,775
Origin Energy, Ltd.	20,678	87,193
Orora, Ltd.	57,701	126,421
Premier Investments, Ltd.	3,446	42,507
Ramsay Health Care, Ltd.	1,527	91,476
Rio Tinto, Ltd.	2,553	97,426
Scentre Group	4,083	16,456
SMS Management & Technology, Ltd.	8,747	12,298
Sonic Healthcare, Ltd.	6,134	107,156
Southern Cross Media Group, Ltd.	25,786	24,753
Star Entertainment Group, Ltd. (The)	9,459	42,724
Suncorp Group, Ltd.	2,484	25,358
Super Retail Group, Ltd.	4,935	36,811
Tabcorp Holdings, Ltd.	17,246	64,170
Tatts Group, Ltd.	19,917	62,509
Telstra Corp., Ltd.	127,290	558,307
Tox Free Solutions, Ltd.	9,194	18,489
Transurban Group	15,294	146,128
Treasury Wine Estates, Ltd.	11,839	86,962
Washington H. Soul Pattinson & Co., Ltd.	4,310	57,031
Wesfarmers, Ltd.	1,800	58,871

1

Security	Shares	Value
Westfield Corp.	3,277	$26,639
Westpac Banking Corp.	8,556	202,455
Whitehaven Coal, Ltd.(1)	23,116	29,880
Woodside Petroleum, Ltd.	12,096	247,090
Woolworths, Ltd.	23,156	412,666

		$5,577,685

Austria — 1.0%
ams AG	2,962	$98,206
CA Immobilien Anlagen AG	1,563	29,374
Conwert Immobilien Invest SE	2,110	34,715
EVN AG	2,151	25,134
Immofinanz AG(1)	21,576	46,975
Lenzing AG	490	51,368
Oesterreichische Post AG	540	18,845
OMV AG	5,438	145,252
RHI AG	859	17,830
Schoeller-Bleckmann Oilfield Equipment AG	231	14,204
Verbund AG	6,332	99,160
Voestalpine AG	1,914	67,498
Wienerberger AG	1,390	21,443

		$670,004

Belgium — 2.0%
Ageas	1,164	$39,132
Anheuser-Busch Inbev SA/NV	1,886	243,656
Bekaert SA	1,080	49,494
bpost SA	2,643	69,266
Colruyt SA	978	54,555
Econocom Group SA/NV	2,876	37,671
Euronav SA	2,460	21,201
EVS Broadcast Equipment SA	652	22,013
Groupe Bruxelles Lambert SA	2,220	187,279
Nyrstar NV(1)	1,015	9,249
Proximus SA	4,820	150,460
Telenet Group Holding NV(1)	2,650	125,680
UCB SA	2,340	183,091
Umicore SA	2,518	145,691

		$1,338,438

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$50,992
A.P. Moller-Maersk A/S, Class B	54	73,359
Carlsberg A/S, Class B	1,706	169,428
Danske Bank A/S	5,821	158,303
DSV A/S	1,432	63,765
Novo Nordisk A/S, Class B	3,312	188,341
Novozymes A/S, Class B	4,257	208,931
Pandora A/S	1,324	172,452
Royal Unibrew A/S	730	33,577
SimCorp A/S	775	40,134
TDC A/S	20,226	106,489
Tryg A/S	1,942	36,201

		$1,301,972

Finland — 2.0%
Amer Sports Oyj	4,419	$125,457
Elisa Oyj	3,299	119,689
Fortum Oyj	8,212	136,418
Huhtamaki Oyj	1,520	66,788
Kemira Oyj	2,727	35,867
Kesko Oyj, Class B	3,070	136,873

2

Security	Shares	Value
Kone Oyj, Class B	1,663	$84,262
Metso Oyj	1,100	30,524
Neste Oyj	3,648	138,440
Nokia Oyj	16,758	96,685
Orion Oyj, Class B	3,365	137,856
Sampo Oyj, Class A	2,829	117,188
Sanoma Oyj	4,285	34,403
Stora Enso Oyj	5,321	48,339
Valmet Oyj	3,262	42,619

		$1,351,408

France — 7.8%
Accor SA	611	$25,579
ADP	379	40,313
Air Liquide SA	4,325	461,094
Airbus Group SE	2,452	144,651
Alstom SA(1)	504	12,411
Alten SA	634	43,976
Atos SE	1,608	157,625
BNP Paribas SA	3,858	191,373
Bouygues SA	672	19,907
Christian Dior SE	293	52,993
CNP Assurances	2,759	42,153
Danone SA	4,879	374,189
Dassault Systemes SA	2,600	214,755
Edenred	900	20,417
Engie SA	28,577	470,365
Eutelsat Communications SA	985	19,589
Fonciere des Regions	297	27,947
Groupe Eurotunnel SE	2,197	22,833
Hermes International	129	55,517
Iliad SA	447	86,873
Ingenico Group SA	754	82,663
Kering SA	430	81,721
Klepierre	713	34,189
L’Oreal SA	1,343	255,176
Lagardere SCA	1,361	34,768
LVMH Moet Hennessy Louis Vuitton SE	902	154,461
Neopost SA	811	22,520
Orange SA	26,441	405,791
Orpea	620	54,792
Remy Cointreau SA	348	30,437
Rubis SCA	423	34,139
Safran SA	948	64,441
Sanofi	4,652	396,226
SCOR SE	1,284	37,510
Societe BIC SA	422	62,372
Sodexo SA	251	29,400
Sopra Steria Group	268	31,475
Suez	5,207	84,506
Total SA	11,837	569,287
Unibail-Rodamco SE	378	104,147
Vinci SA	1,776	134,985
Vivendi SA	5,190	101,909
Wendel SA	200	21,362

		$5,312,837

Germany — 8.0%
Adidas AG	1,107	$181,849
Allianz SE	1,913	274,104
alstria office REIT AG	2,172	30,248
Aurubis AG	569	29,566
BASF SE	4,409	346,334

3

Security	Shares	Value
Bayer AG	3,063	$329,266
Brenntag AG	492	24,441
Daimler AG	2,800	190,355
Deutsche EuroShop AG	620	29,407
Deutsche Lufthansa AG	2,923	34,745
Deutsche Telekom AG	32,688	556,107
Deutsche Wohnen AG, Bearer Shares	1,750	65,518
E.ON SE	35,060	376,014
Fraport AG	937	51,245
Fresenius Medical Care AG & Co. KGaA	705	64,393
Fresenius SE & Co. KGaA	1,677	125,268
GEA Group AG	1,196	63,859
Henkel AG & Co. KGaA	2,128	231,000
Henkel AG & Co. KGaA, PFC Shares	3,175	395,623
KWS Saat SE	85	27,130
LANXESS AG	524	24,759
LEG Immobilien AG	453	45,481
Linde AG	1,079	155,068
MAN SE	432	45,298
Merck KGaA	412	45,500
MTU Aero Engines AG	316	32,291
Muenchener Rueckversicherungs-Gesellschaft AG	660	110,069
Porsche Automobil Holding SE, PFC Shares	819	42,829
ProSiebenSat.1 Media SE	1,000	45,807
RWE AG(1)	8,003	142,350
SAP SE	6,399	560,062
Siemens AG	3,352	363,848
Software AG	800	32,279
Stada Arzneimittel AG	690	37,245
TAG Immobilien AG	2,396	34,111
Telefonica Deutschland Holding AG	3,587	14,646
TUI AG	2,680	34,891
Volkswagen AG	330	48,798
Volkswagen AG, PFC Shares	676	95,109
Wirecard AG	1,392	64,770

		$5,401,683

Hong Kong — 4.0%
Bank of East Asia, Ltd. (The)	23,200	$96,042
Cathay Pacific Airways, Ltd.	31,000	50,416
Cheung Kong Infrastructure Holdings, Ltd.	13,000	115,086
China Cord Blood Corp.(1)	5,000	26,800
China Traditional Chinese Medicine Holdings Co., Ltd.(1)	50,000	20,457
Chow Sang Sang Holdings International, Ltd.	13,000	25,509
CLP Holdings, Ltd.	23,500	244,915
Dairy Farm International Holdings, Ltd.	6,300	42,129
Esprit Holdings, Ltd.(1)	27,800	22,321
G-Resources Group, Ltd.	1,212,000	21,299
Hang Lung Group, Ltd.	6,000	19,442
Hang Lung Properties, Ltd.	16,000	34,675
Hang Seng Bank, Ltd.	2,500	44,754
HC International, Inc.(1)	46,000	26,861
HKT Trust and HKT, Ltd.	111,000	176,118
Hongkong Land Holdings, Ltd.	13,000	83,411
Hopewell Holdings, Ltd.	17,000	56,309
Hysan Development Co., Ltd.	7,000	32,281
Jardine Matheson Holdings, Ltd.	2,400	142,739
Jardine Strategic Holdings, Ltd.	3,000	91,965
Johnson Electric Holdings, Ltd.	7,875	19,817
Kerry Properties, Ltd.	10,000	27,424
Kingston Financial Group, Ltd.(1)	128,000	56,859
KuangChi Science, Ltd.(1)	120,000	41,775

4

Security	Shares	Value
Li & Fung, Ltd.	80,000	$40,082
Link REIT	11,500	85,918
MTR Corp., Ltd.	17,500	99,112
NWS Holdings, Ltd.	17,000	27,877
PAX Global Technology, Ltd.	21,000	17,410
PCCW, Ltd.	159,000	115,843
Power Assets Holdings, Ltd.	13,000	127,438
Shangri-La Asia, Ltd.	22,000	23,670
Sino Land Co., Ltd.	22,000	39,364
SJM Holdings, Ltd.	60,000	37,613
Sun Hung Kai Properties, Ltd.	7,000	100,439
Swire Pacific, Ltd., Class A	4,000	47,935
Techtronic Industries Co., Ltd.	19,000	80,460
Television Broadcasts, Ltd.	14,600	49,566
Truly International Holdings, Ltd.	208,000	113,474
VTech Holdings, Ltd.	7,100	77,228
Wynn Macau, Ltd.	36,000	58,692
Yue Yuen Industrial Holdings, Ltd.	10,500	42,667

		$2,704,192

Ireland — 2.0%
CRH PLC	8,138	$248,333
DCC PLC	1,740	155,278
FBD Holdings PLC(1)	1,257	8,687
FleetMatics Group PLC(1)	3,906	167,802
Fly Leasing, Ltd. ADR	2,162	26,787
Glanbia PLC	2,561	49,316
ICON PLC(1)	3,112	241,709
Irish Continental Group PLC	7,510	39,624
Kerry Group PLC, Class A	1,947	166,594
Origin Enterprises PLC	2,844	17,172
Paddy Power Betfair PLC	1,739	203,960

		$1,325,262

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$77,239
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	174,988
Check Point Software Technologies, Ltd.(1)	1,877	144,304
Delek Automotive Systems, Ltd.	2,964	25,759
Elbit Systems, Ltd.	1,673	168,840
Gazit-Globe, Ltd.	2,382	23,489
Israel Chemicals, Ltd.	19,219	77,405
Israel Corp., Ltd.	340	57,874
Israel Discount Bank, Ltd., Series A(1)	19,603	33,824
Kenon Holdings, Ltd.(1)	672	7,938
Mizrahi Tefahot Bank, Ltd.	3,293	40,001
Oil Refineries, Ltd.(1)	139,185	50,313
Orbotech, Ltd.(1)	2,016	57,517
Paz Oil Co., Ltd.	464	75,622
Sarine Technologies, Ltd.	23,300	31,420
Shufersal, Ltd.	14,250	50,015
Teva Pharmaceutical Industries, Ltd. ADR	3,886	207,901

		$1,304,449

Italy — 3.7%
Amplifon SpA	6,312	$62,991
Assicurazioni Generali SpA	4,184	55,118
Astaldi SpA	2,796	12,240
Atlantia SpA	8,036	201,031
Autogrill SpA	4,452	38,758
Banca Monte dei Paschi di Siena SpA(1)	26,721	9,243
Brembo SpA	781	45,674

5

Security	Shares	Value
CIR SpA	19,905	$22,861
CNH Industrial NV	8,164	58,303
Davide Campari-Milano SpA	12,105	125,077
DiaSorin SpA	1,529	96,278
Ei Towers SpA(1)	1,018	54,919
Enel SpA	48,562	223,510
ENI SpA	23,333	357,929
EXOR SpA	1,016	39,645
International Game Technology PLC	1,016	21,234
Interpump Group SpA	2,136	34,600
Intesa Sanpaolo SpA	61,402	135,493
Italmobiliare SpA, PFC Shares	1,700	58,017
Luxottica Group SpA	1,065	51,774
Mediaset SpA	10,000	30,304
Moncler SpA	2,104	36,925
Prada SpA	6,900	20,526
Recordati SpA	2,597	84,287
Salvatore Ferragamo SpA	941	22,183
Snam SpA	16,776	97,109
STMicroelectronics NV	20,785	151,894
Telecom Italia SpA(1)	214,684	183,445
Telecom Italia SpA, PFC Shares	105,797	73,757
Terna Rete Elettrica Nazionale SpA	12,961	70,603
Tod’s SpA	213	12,507
Yoox Net-A-Porter Group SpA(1)	851	23,853

		$2,512,088

Japan — 15.9%
Advantest Corp.	3,000	$39,791
Aeon Co., Ltd.	3,200	45,981
Aeon Mall Co., Ltd.	1,300	17,465
Air Water, Inc.	2,000	34,007
Alps Electric Co., Ltd.	1,600	35,637
ANA Holdings, Inc.	11,000	31,400
Anritsu Corp.	3,000	17,436
Asahi Glass Co., Ltd.	6,000	34,468
Asahi Kasei Corp.	9,000	68,027
Astellas Pharma, Inc.	8,900	148,289
Bandai Namco Holdings, Inc.	1,300	34,458
Bridgestone Corp.	1,900	65,799
Canon, Inc.	3,800	107,842
Chiba Bank, Ltd. (The)	4,000	19,120
Chubu Electric Power Co., Inc.	10,800	158,670
Chugai Pharmaceutical Co., Ltd.	1,800	67,269
Citizen Holdings Co., Ltd.	7,100	38,031
Concordia Financial Group, Ltd.(1)	5,000	21,253
Credit Saison Co., Ltd.	1,400	23,313
Daicel Corp.	3,400	38,129
Daido Steel Co., Ltd.	7,000	28,408
Daishi Bank, Ltd. (The)	9,000	34,183
Daito Trust Construction Co., Ltd.	300	50,376
Daiwa House Industry Co., Ltd.	2,000	56,082
Denka Co., Ltd.	9,000	39,029
Denso Corp.	1,100	42,592
Dowa Holdings Co., Ltd.	4,000	21,086
East Japan Railway Co.	1,100	100,903
Eisai Co., Ltd.	1,500	87,707
Electric Power Development Co., Ltd.	4,500	103,420
FamilyMart Co., Ltd.	800	47,109
Fancl Corp.	3,600	60,277
Fast Retailing Co., Ltd.	200	64,541
Fuji Heavy Industries, Ltd.	1,300	49,666

6

Security	Shares	Value
FUJIFILM Holdings Corp.	2,000	$71,757
Fujitsu, Ltd.	8,000	33,212
Fukuoka Financial Group, Inc.	7,000	26,744
Furukawa Electric Co., Ltd.	13,000	33,943
Gunma Bank, Ltd. (The)	5,000	20,159
Hirose Electric Co., Ltd.	300	37,108
Hiroshima Bank, Ltd. (The)	6,000	21,727
Hitachi Metals, Ltd.	3,000	33,353
Hitachi, Ltd.	19,000	86,813
Hokuhoku Financial Group, Inc.	15,000	19,251
Honda Motor Co., Ltd.	4,400	119,186
Ibiden Co., Ltd.	2,000	25,532
Idemitsu Kosan Co., Ltd.	4,100	80,272
Ito En, Ltd.	1,400	51,656
ITOCHU Corp.	3,300	37,415
ITOCHU Techno-Solutions Corp.	1,600	38,419
Iyo Bank, Ltd. (The)	4,600	29,647
Japan Airlines Co., Ltd.	1,400	43,160
Japan Real Estate Investment Corp.	6	36,274
Japan Retail Fund Investment Corp.	15	36,906
Japan Tobacco, Inc.	4,400	171,599
JX Holdings, Inc.	32,400	122,759
Kagome Co., Ltd.	1,800	48,947
Kajima Corp.	8,000	59,135
Kakaku.com, Inc.	2,000	41,493
Kamigumi Co., Ltd.	3,000	26,998
Kao Corp.	2,100	113,092
KDDI Corp.	15,800	484,856
Kewpie Corp.	2,100	64,662
Kintetsu Group Holdings Co., Ltd.	8,000	34,561
Kobayashi Pharmaceutical Co., Ltd.	1,000	47,196
Komatsu, Ltd.	4,100	79,670
Kuraray Co., Ltd.	2,500	31,530
KYORIN Holdings, Inc.	1,300	27,808
Kyowa Hakko Kirin Co., Ltd.	2,000	34,944
Kyushu Electric Power Co., Inc.	11,500	107,744
Lawson, Inc.	500	38,499
Lion Corp.	2,000	30,330
M3, Inc.	1,200	38,399
Mandom Corp.	1,300	57,328
Marubeni Corp.	7,000	32,544
Maruichi Steel Tube, Ltd.	1,200	44,333
Matsumotokiyoshi Holdings Co., Ltd.	900	39,687
Megmilk Snow Brand Co., Ltd.	1,400	48,486
Miraca Holdings, Inc.	1,300	59,878
Mitsubishi Chemical Holdings Corp.	9,000	48,613
Mitsubishi Corp.	2,800	48,173
Mitsubishi Gas Chemical Co., Inc.	6,000	34,183
Mitsubishi Heavy Industries, Ltd.	15,000	63,765
Mitsubishi Motors Corp.	2,000	9,323
Mitsubishi Tanabe Pharma Corp.	3,200	59,735
Mitsubishi UFJ Financial Group, Inc.	24,600	124,366
Mitsui & Co., Ltd.	3,900	45,692
Mizuho Financial Group, Inc.	56,100	90,003
Morinaga Milk Industry Co., Ltd.	7,000	51,964
MS&AD Insurance Group Holdings, Inc.	1,800	51,861
Murata Manufacturing Co., Ltd.	700	85,471
NEC Corp.	15,000	40,963
NGK Spark Plug Co., Ltd.	2,400	39,167
NH Foods, Ltd.	2,000	48,636
Nidec Corp.	500	45,371
Nihon Kohden Corp.	1,400	38,768

7

Security	Shares	Value
Nikon Corp.	4,100	$57,936
Nippon Building Fund, Inc.	5	30,766
Nippon Electric Glass Co., Ltd.	5,000	22,698
Nippon Kayaku Co., Ltd.	2,000	20,687
Nippon Paint Holdings Co., Ltd.	2,000	54,638
Nippon Shinyaku Co., Ltd.	1,000	54,815
Nippon Shokubai Co., Ltd.	600	37,737
Nippon Telegraph & Telephone Corp.	8,800	418,174
Nissan Chemical Industries, Ltd.	2,000	63,894
Nissan Motor Co., Ltd.	7,300	70,726
Nisshin Seifun Group, Inc.	2,400	39,618
Nissin Foods Holdings Co., Ltd.	1,200	68,125
Nitto Denko Corp.	1,000	67,021
NOF Corp.	4,000	34,504
Nomura Real Estate Holdings, Inc.	1,500	25,869
Nomura Research Institute, Ltd.	1,100	38,798
NTT Data Corp.	1,100	54,585
NTT DoCoMo, Inc.	14,100	383,017
Obayashi Corp.	4,000	43,747
Okinawa Electric Power Co., Inc. (The)	1,900	38,260
Ono Pharmaceutical Co., Ltd.	2,500	89,920
Oracle Corp. Japan	1,000	60,836
Oriental Land Co., Ltd.	700	44,271
Osaka Gas Co., Ltd.	38,000	153,362
Otsuka Holdings Co., Ltd.	3,100	147,374
Recruit Holdings Co., Ltd.	2,000	75,972
Resona Holdings, Inc.	7,700	30,714
Ricoh Co., Ltd.	4,000	35,328
Rinnai Corp.	600	58,751
San-Ai Oil Co., Ltd.	4,000	26,856
Santen Pharmaceutical Co., Ltd.	4,100	68,178
Sawai Pharmaceutical Co., Ltd.	400	31,741
SECOM Co., Ltd.	500	37,665
Seiko Epson Corp.	2,700	47,505
Sekisui House, Ltd.	2,000	33,323
Sharp Corp.(1)	39,000	34,832
Shimizu Corp.	5,000	50,962
Shin-Etsu Chemical Co., Ltd.	1,700	116,006
Shionogi & Co., Ltd.	1,600	82,988
Shizuoka Bank, Ltd. (The)	5,000	37,104
Showa Denko K.K.	2,200	22,422
Showa Shell Sekiyu K.K.	7,000	62,779
Sojitz Corp.	18,700	45,056
Sompo Japan Nipponkoa Holdings, Inc.	1,600	51,679
Sumitomo Corp.	4,900	51,397
Sumitomo Metal Mining Co., Ltd.	4,000	48,079
Sumitomo Mitsui Financial Group, Inc.	3,000	95,098
Sumitomo Realty & Development Co., Ltd.	1,000	25,874
Taiheiyo Cement Corp.	15,000	42,869
Taisei Corp.	6,000	53,960
Takeda Pharmaceutical Co., Ltd.	3,600	160,410
TDK Corp.	600	36,814
TEIJIN, Ltd.	12,000	45,134
Terumo Corp.	2,500	107,237
Toho Gas Co., Ltd.	4,000	35,201
Tokai Carbon Co., Ltd.	9,000	23,191
Tokio Marine Holdings, Inc.	1,900	73,544
Tokyo Gas Co., Ltd.	46,000	195,818
Tokyu Corp.	4,000	32,874
TonenGeneral Sekiyu K.K.	8,000	72,274
Toppan Printing Co., Ltd.	4,000	35,280
Toray Industries, Inc.	9,000	81,989

8

Security	Shares	Value
Toshiba Corp.(1)	18,000	$46,548
Toyo Ink SC Holdings Co., Ltd.	7,000	30,294
Toyo Suisan Kaisha, Ltd.	1,000	44,413
Toyobo Co., Ltd.	18,000	33,984
Toyota Motor Corp.	5,100	285,777
Trend Micro, Inc.	1,000	36,309
Tsuruha Holdings, Inc.	400	45,485
Ube Industries, Ltd.	17,000	29,638
Unicharm Corp.	2,800	57,573
UNY Group Holdings Co., Ltd.	4,700	38,050
USS Co., Ltd.	4,300	72,935
West Japan Railway Co.	800	49,486
Yahoo! Japan Corp.	11,200	49,374
Yamato Holdings Co., Ltd.	2,000	49,216
Yamato Kogyo Co., Ltd.	1,000	28,236
Yamazaki Baking Co., Ltd.	2,000	54,945
Zeon Corp.	3,000	24,756

		$10,792,131

Netherlands — 4.1%
Aegon NV	9,795	$39,659
Akzo Nobel NV	2,513	162,448
ASML Holding NV	3,712	407,580
Delta Lloyd NV	1,595	5,691
Fugro NV(1)	4,741	84,241
Gemalto NV	831	54,765
ING Groep NV	22,110	247,190
Koninklijke DSM NV	3,322	212,621
Koninklijke KPN NV	59,030	194,155
Koninklijke Philips NV	10,722	285,170
Koninklijke Vopak NV	1,452	74,650
OCI NV(1)	716	10,935
QIAGEN NV(1)	5,673	148,921
RELX NV	20,821	375,182
Unilever NV	9,430	437,071

		$2,740,279

New Zealand — 1.0%
Auckland International Airport, Ltd.	17,867	$95,279
Contact Energy, Ltd.	17,100	66,754
Fisher & Paykel Healthcare Corp., Ltd.	5,660	42,915
Fletcher Building, Ltd.	12,248	85,735
Kiwi Property Group, Ltd.	69,180	77,995
Ryman Healthcare, Ltd.	3,670	25,289
SKYCITY Entertainment Group, Ltd.	14,241	52,079
Spark New Zealand, Ltd.	27,540	78,578
Trade Me, Ltd.	8,490	31,443
Xero, Ltd.(1)	4,010	57,312
Z Energy, Ltd.	13,924	86,229

		$699,608

Norway — 1.9%
Atea ASA	6,274	$65,620
Austevoll Seafood ASA	4,763	42,000
Borregaard ASA	4,154	33,520
DNB ASA	8,378	92,520
Gjensidige Forsikring ASA	1,701	28,739
Golar LNG, Ltd.	1,000	16,960
Kongsberg Gruppen ASA	3,498	52,293
Leroy Seafood Group ASA	876	42,114
Nordic Semiconductor ASA(1)	6,600	29,778
Opera Software ASA	8,541	53,692
Orkla ASA	9,782	90,999

9

Security	Shares	Value
Prosafe SE	3,357	$281
Salmar ASA	2,132	66,486
Schibsted ASA, Class B	3,350	98,833
SpareBank 1 SMN	3,485	19,491
SpareBank 1 SR-Bank ASA	3,147	14,630
Statoil ASA	7,438	118,245
Stolt-Nielsen, Ltd.	2,728	34,320
Telenor ASA	8,446	141,399
Veidekke ASA	7,883	100,154
XXL ASA(2)	3,700	44,971
Yara International ASA	3,528	115,017

		$1,302,062

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,970
EDP-Energias de Portugal SA	53,769	184,441
Galp Energia SGPS SA, Class B	9,466	129,665
Jeronimo Martins SGPS SA	7,890	132,149
Navigator Co. SA (The)	19,411	61,581
NOS SGPS SA	22,214	148,655
Pharol SGPS SA	43,046	8,628

		$680,089

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$43,066
Boustead Singapore, Ltd.	20,000	11,921
CapitaLand Mall Trust	15,800	25,317
China Everbright Water, Ltd.	38,600	17,318
ComfortDelGro Corp., Ltd.	31,100	65,757
DBS Group Holdings, Ltd.	3,900	45,087
Delfi, Ltd.	8,100	14,956
Ezra Holdings, Ltd.(1)	36,400	1,386
Flextronics International, Ltd.(1)	12,312	155,993
Genting Singapore PLC	74,000	43,566
Hutchison Port Holdings Trust	44,000	20,935
International Healthway Corp, Ltd.(1)	437,100	18,671
Keppel Infrastructure Trust	95,400	35,958
Mapletree Commercial Trust	29,000	34,268
Oversea-Chinese Banking Corp., Ltd.	10,400	67,085
Singapore Exchange, Ltd.	7,000	39,523
Singapore Press Holdings, Ltd.	41,000	116,059
Singapore Technologies Engineering, Ltd.	29,000	71,484
Singapore Telecommunications, Ltd.	66,900	209,791
Venture Corp., Ltd.	7,000	46,516
Wilmar International, Ltd.	75,000	174,005

		$1,258,662

Spain — 3.7%
Abertis Infraestructuras SA	6,152	$96,779
Almirall SA	2,800	44,970
Amadeus IT Holding SA, Class A	7,299	342,693
Banco Santander SA	33,878	143,822
Bankia SA	14,959	11,480
CaixaBank SA	24,878	62,468
Ebro Foods SA	3,470	79,143
Enagas SA	2,600	79,266
Ence Energia y Celulosa SA	9,300	23,494
Ferrovial SA	6,364	131,724
Grifols SA	8,178	179,274
Iberdrola SA	26,621	182,911
Industria de Diseno Textil SA	8,791	304,026
Pharma Mar SA(1)	11,000	28,277
Red Electrica Corp. SA	5,128	117,456

10

Security	Shares	Value
Repsol SA	20,498	$259,640
Telefonica SA	21,727	212,812
Tubacex SA	12,500	32,908
Viscofan SA	1,824	97,583
Zardoya Otis SA	6,587	64,650

		$2,495,376

Sweden — 3.6%
Assa Abloy AB, Class B	2,883	$63,248
Axfood AB	2,772	49,812
BillerudKorsnas AB	5,767	100,240
Castellum AB	1,757	26,573
Elekta AB, Class B	11,730	93,340
Fabege AB	2,133	38,082
Hennes & Mauritz AB, Class B	8,337	251,761
Hexpol AB	9,658	85,931
Holmen AB, Class B	2,579	87,329
ICA Gruppen AB	890	29,778
Industrivarden AB, Class C	2,456	41,322
Lundin Petroleum AB(1)	6,164	102,184
Meda AB, Class A	11,337	211,450
Sandvik AB	2,450	26,251
Skandinaviska Enskilda Banken AB, Class A	3,470	30,425
Skanska AB, Class B	7,392	157,143
SKF AB, Class B	2,244	35,552
Svenska Cellulosa AB SCA, Class B	8,499	252,664
Svenska Handelsbanken AB, Class A	5,337	64,167
Swedbank AB, Class A	4,442	93,258
Telefonaktiebolaget LM Ericsson, Class B	32,761	244,311
Telia Co. AB	67,805	309,405
Volvo AB	3,350	35,697
Wihlborgs Fastigheter AB	1,547	34,300

		$2,464,223

Switzerland — 7.9%
Allreal Holding AG	214	$31,615
Alpiq Holding, Ltd.(1)	241	18,170
Ascom Holding AG	1,636	27,941
Baloise Holding AG	178	20,035
Bucher Industries AG	89	22,101
Burckhardt Compression Holdings AG	55	16,474
Clariant AG	2,800	48,704
Compagnie Financiere Richemont SA, Class A	6,963	423,294
Daetwyler Holding AG	260	34,862
DKSH Holding AG	352	24,868
dorma+kaba Holding AG	61	44,534
Dufry AG(1)	429	49,366
EFG International AG	2,438	11,617
Ems-Chemie Holding AG	60	32,831
Flughafen Zuerich AG	375	70,298
Gategroup Holding AG(1)	975	52,009
Geberit AG	325	125,339
Givaudan SA	77	158,138
Inficon Holding AG	86	31,502
Julius Baer Group, Ltd.	2,361	96,810
Komax Holding AG	194	43,245
Kuehne & Nagel International AG	665	93,277
Mobimo Holding AG	139	33,466
Nestle SA	11,568	926,974
Novartis AG	7,182	595,698
Panalpina Welttransport Holding AG	330	44,668
Pargesa Holding SA	333	23,189

11

Security	Shares	Value
Partners Group Holding AG	109	$49,853
PSP Swiss Property AG	420	42,346
Roche Holding AG PC	644	164,393
Schindler Holding AG	276	53,296
Schindler Holding AG PC	535	102,579
SGS SA	46	101,763
Sika AG	16	74,956
Sulzer AG	480	48,735
Swatch Group, Ltd. (The)	458	23,380
Swatch Group, Ltd. (The), Bearer Shares	442	115,735
Swiss Life Holding AG	399	91,016
Swiss Prime Site AG	678	62,269
Swiss Re AG	2,119	177,628
Swisscom AG	516	253,846
Syngenta AG(1)	1,392	545,207
Temenos Group AG	1,230	76,060
Valiant Holding AG	270	25,747
Valora Holding AG	105	30,336
Zehnder Group AG(1)	691	26,745
Zurich Insurance Group AG	620	148,858

		$5,315,773

United Kingdom — 15.1%
Anglo American PLC	11,476	$125,687
Antofagasta PLC	7,900	52,288
AstraZeneca PLC	5,032	336,883
Auto Trader Group PLC(2)	11,750	57,666
Aviva PLC	8,154	41,989
Babcock International Group PLC	3,446	44,197
BAE Systems PLC	15,161	107,045
Bellway PLC	1,375	38,118
Berendsen PLC	1,721	29,065
Berkeley Group Holdings PLC	1,125	39,905
BP PLC	80,176	453,608
British American Tobacco PLC	7,891	503,642
British Land Co. PLC (The)	2,591	22,995
BT Group PLC	25,356	138,531
Bunzl PLC	1,400	43,803
Burberry Group PLC	1,881	32,820
Capita PLC	2,374	30,144
Carnival PLC	758	36,460
Cineworld Group PLC	5,166	40,138
Close Brothers Group PLC	1,265	21,098
Cobham PLC	11,321	25,667
Compass Group PLC	7,415	140,869
Croda International PLC	1,357	59,673
CYBG PLC CDI(1)	1,128	3,802
Daily Mail & General Trust PLC, Class A	2,268	21,525
Diageo PLC	9,957	285,334
Dixons Carphone PLC	9,300	43,004
easyJet PLC	2,278	31,334
Elementis PLC	6,330	18,512
Essentra PLC	5,799	37,209
Experian PLC	8,507	166,401
FirstGroup PLC(1)	13,353	17,704
Fresnillo PLC	6,282	160,756
G4S PLC	13,501	33,266
Galliford Try PLC	1,478	19,184
GlaxoSmithKline PLC	37,061	827,684
Grainger PLC	8,181	23,518
Greene King PLC	2,038	21,898
Halma PLC	10,346	143,508

12

Security	Shares	Value
Hammerson PLC	3,110	$22,958
Howden Joinery Group PLC	5,263	30,094
HSBC Holdings PLC	38,852	254,663
IMI PLC	3,100	43,983
Inchcape PLC	4,400	39,232
Inmarsat PLC	3,236	33,459
Intertek Group PLC	1,447	69,422
Intu Properties PLC	6,028	23,903
Kcom Group PLC	18,722	27,231
Keller Group PLC	1,779	23,963
Kingfisher PLC	14,750	65,500
Laird PLC	12,084	46,877
Land Securities Group PLC	1,680	24,320
Legal & General Group PLC	20,937	56,956
Lloyds Banking Group PLC	141,652	99,631
LondonMetric Property PLC	12,704	27,189
Marks & Spencer Group PLC	9,753	41,235
Marston’s PLC	12,099	22,744
Melrose Industries PLC	1,583	14,336
Micro Focus International PLC	3,386	86,786
Mitchells & Butlers PLC	4,075	13,570
Mitie Group PLC	5,571	18,365
Moneysupermarket.com Group PLC	16,319	64,465
National Grid PLC	54,281	778,326
NCC Group PLC	10,809	46,508
Next PLC	458	30,450
Oxford Instruments PLC	2,226	21,079
Paragon Group of Cos. PLC (The)	4,937	17,819
Pearson PLC	3,435	40,132
Persimmon PLC	2,000	44,655
Phoenix Group Holdings	2,631	27,908
Playtech PLC	4,633	53,360
Premier Farnell PLC	16,026	41,242
Provident Financial PLC	887	31,809
QinetiQ Group PLC	8,311	24,679
Randgold Resources, Ltd.	1,173	138,036
Reckitt Benckiser Group PLC	1,565	151,742
RELX PLC	3,294	62,549
Renishaw PLC	1,543	53,174
Rentokil Initial PLC	15,781	44,868
Rio Tinto PLC	9,093	295,088
Rotork PLC	7,570	21,771
Royal Dutch Shell PLC, Class A	24,804	640,444
Royal Mail PLC	6,900	46,528
RPC Group PLC	7,000	79,876
RSA Insurance Group PLC	3,640	23,936
Sage Group PLC (The)	21,278	200,639
SDL PLC	5,875	33,651
Segro PLC	5,128	30,047
Shaftesbury PLC	2,677	33,061
Sky PLC	3,598	43,818
Smiths Group PLC	1,428	23,869
Spectris PLC	1,770	43,947
Spirent Communications PLC	26,820	32,061
SSE PLC	15,241	305,934
Standard Chartered PLC	5,939	47,489
Tate & Lyle PLC	2,622	25,092
Travis Perkins PLC	2,060	42,506
TT Electronics PLC	8,490	15,105
UBM PLC	2,425	21,523
Ultra Electronics Holdings PLC	1,034	23,405
Unilever PLC	4,757	222,547

13

Security	Shares	Value
Victrex PLC	2,610	$50,979
Vodafone Group PLC	273,699	831,465
William Hill PLC	6,621	28,007
WS Atkins PLC	1,397	25,858
Xaar PLC	3,933	25,854

		$10,250,648

Total Common Stocks (identified cost $67,216,772)		$66,798,869

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)	$96	$96,170

Total Short-Term Investments (identified cost $96,170)		$96,170

Total Investments — 98.7% (identified cost $67,312,942)		$66,895,039

Other Assets, Less Liabilities — 1.3%		$859,880

Net Assets — 100.0%		$67,754,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $102,637 or 0.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $521.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$23,061,031
Japanese Yen	15.9	10,792,131
British Pound Sterling	15.4	10,437,015
Australian Dollar	8.2	5,581,487
Swiss Franc	8.0	5,413,979
Swedish Krona	3.6	2,464,223
Hong Kong Dollar	3.5	2,337,674
United States Dollar	2.3	1,544,356
Danish Krone	1.9	1,301,972
Norwegian Krone	1.9	1,285,102
Singapore Dollar	1.7	1,113,154
Israeli Shekel	1.3	863,307
New Zealand Dollar	1.0	699,608

Total Investments	98.7%	$66,895,039

14

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	12.4%	$8,402,158
Consumer Staples	11.7	7,898,195
Financials	11.1	7,520,880
Health Care	10.2	6,943,281
Materials	10.2	6,915,754
Consumer Discretionary	10.1	6,809,656
Telecommunication Services	9.5	6,447,860
Information Technology	9.1	6,158,966
Utilities	8.0	5,448,965
Energy	6.3	4,253,154
Short-Term Investments	0.1	96,170

Total Investments	98.7%	$66,895,039

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,477,402

Gross unrealized appreciation	$9,476,969
Gross unrealized depreciation	(10,059,332)

Net unrealized depreciation	$(582,363)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$182,793	$20,849,485		$—	$21,032,278
Developed Europe	773,691	43,688,451		—	44,462,142
Developed Middle East	409,722	894,727		—	1,304,449
Total Common Stocks	$1,366,206	$65,432,663	*	$—	$66,798,869
Short-Term Investments	$—	$96,170		$—	$96,170
Total Investments	$1,366,206	$65,528,833		$—	$66,895,039

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

15

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Short Duration High Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $38,015,905 and the Fund owned 60.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 79.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.8%
TransDigm, Inc., 5.50%, 10/15/20	$500	$515,000

		$515,000

Air Transportation — 2.1%
American Airlines Group, Inc., 6.125%, 6/1/18	$1,250	$1,296,875

		$1,296,875

Automotive & Auto Parts — 4.4%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$1,000	$1,022,917
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	290	321,900
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	350	358,312
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,000	1,045,000

		$2,748,129

Banks & Thrifts — 2.8%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$835,313
CIT Group, Inc., 5.25%, 3/15/18	905	943,462

		$1,778,775

Building Materials — 1.8%
Gibraltar Industries, Inc., 6.25%, 2/1/21	$45	$46,575
HD Supply, Inc., 7.50%, 7/15/20	500	523,125
USG Corp., 9.50%, 1/15/18	500	550,000

		$1,119,700

Cable/Satellite TV — 4.7%
Altice Financing SA, 6.50%, 1/15/22(1)	$250	$258,438
Cablevision Systems Corp., 7.75%, 4/15/18	500	536,875
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	275	284,625
CSC Holdings, LLC, 7.875%, 2/15/18	500	541,250
DISH DBS Corp., 4.25%, 4/1/18	500	514,375
DISH DBS Corp., 5.125%, 5/1/20	750	769,687

		$2,905,250

Capital Goods — 1.7%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$258,750
HRG Group, Inc., 7.875%, 7/15/19	750	795,938

		$1,054,688

Chemicals — 0.2%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	$100	$101,500

		$101,500

Consumer Products — 0.1%
Revlon Consumer Products Corp., 5.75%, 2/15/21	$55	$56,100

		$56,100

Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.653%, 12/15/19(1)(3)	$500	$505,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,250	1,251,562

		$1,757,187

1

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 5.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,008,199
Air Lease Corp., 5.625%, 4/1/17	750	769,068
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,026,250
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	250	250,000
Navient Corp., 4.625%, 9/25/17	250	255,000

		$3,308,517

Diversified Media — 1.4%
IAC/InterActiveCorp, 4.875%, 11/30/18	$841	$863,076

		$863,076

Energy — 8.6%
Antero Resources Corp., 5.375%, 11/1/21	$320	$308,000
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	145	147,537
Denbury Resources, Inc., 9.00%, 5/15/21(1)	50	50,250
Energy Transfer Equity, L.P., 7.50%, 10/15/20	250	270,625
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	35	35,088
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,258	1,302,030
Permian Resources, LLC/AEPB Finance Corp., 7.137%, 8/1/19(1)(3)	500	296,250
Precision Drilling Corp., 6.625%, 11/15/20	250	232,475
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	250	259,375
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,250	1,271,094
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	517,500
Southwestern Energy Co., 7.50%, 2/1/18	99	104,346
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	581,787

		$5,376,357

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$510,000

		$510,000

Environmental — 1.1%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$500	$520,000
Casella Waste Systems, Inc., 7.75%, 2/15/19	150	153,094

		$673,094

Food & Drug Retail — 1.7%
Safeway, Inc., 3.95%, 8/15/20	$330	$312,675
Safeway, Inc., 4.75%, 12/1/21	750	718,125

		$1,030,800

Food/Beverage/Tobacco — 2.4%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,015,470
NBTY, Inc., 7.625%, 5/15/21(1)	500	511,250

		$1,526,720

Gaming — 3.2%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,312
MGM Resorts International, 6.75%, 10/1/20	1,000	1,110,000
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	250	256,875
Station Casinos, LLC, 7.50%, 3/1/21	75	79,425
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	261,875
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	280	280,000

		$2,019,487

Health Care — 5.8%
Alere, Inc., 6.50%, 6/15/20	$260	$256,750
Alere, Inc., 7.25%, 7/1/18	900	909,562

2

Security	Principal Amount (000’s omitted)	Value
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$101	$102,525
HCA, Inc., 3.75%, 3/15/19	526	547,040
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	250	256,563
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	211,735
Tenet Healthcare Corp., 4.153%, 6/15/20(3)	1,000	997,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	350	344,750

		$3,626,425

Homebuilders/Real Estate — 1.2%
iStar, Inc., 6.50%, 7/1/21	$250	$249,063
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	515,000

		$764,063

Leisure — 1.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$121,800
NCL Corp., Ltd., 5.25%, 11/15/19(1)	985	1,012,088

		$1,133,888

Metals/Mining — 0.5%
Novelis, Inc., 8.375%, 12/15/17	$250	$255,469
Teck Resources, Ltd., 8.00%, 6/1/21(1)	80	85,600

		$341,069

Publishing/Printing — 2.3%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$1,425	$1,442,813

		$1,442,813

Restaurants — 2.5%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$792,187
Yum! Brands, Inc., 3.875%, 11/1/20	750	767,813

		$1,560,000

Services — 3.8%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.423%, 12/1/17(3)	$925	$928,080
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	259,000
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	649,800
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	521,875

		$2,358,755

Steel — 0.1%
United States Steel Corp., 8.375%, 7/1/21(1)	$55	$60,156

		$60,156

Super Retail — 0.9%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$500	$528,125
L Brands, Inc., 6.625%, 4/1/21	29	33,423

		$561,548

Technology — 5.0%
Avaya, Inc., 9.00%, 4/1/19(1)	$250	$191,250
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	1,000	1,029,367
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	25	26,163
Infor (US), Inc., 5.75%, 8/15/20(1)	133	140,814
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	200	200,309
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,025,000
Seagate HDD Cayman, 7.00%, 11/1/21	500	523,062

		$3,135,965

Telecommunications — 7.6%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$245,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	250	188,125
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	248,000

3

Security	Principal Amount (000’s omitted)	Value
Level 3 Financing, Inc., 4.407%, 1/15/18(3)	$750	$752,812
Sprint Communications, Inc., 8.375%, 8/15/17	250	259,688
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,277,812
T-Mobile USA, Inc., 5.25%, 9/1/18	275	280,844
T-Mobile USA, Inc., 6.464%, 4/28/19	500	510,000
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,000,000

		$4,762,531

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$161,006

		$161,006

Utilities — 2.0%
AES Corp. (The), 3.673%, 6/1/19(3)	$490	$490,000
Dynegy, Inc., 6.75%, 11/1/19	750	767,813

		$1,257,813

Total Corporate Bonds & Notes (identified cost $49,856,458)		$49,807,287

Senior Floating-Rate Loans — 8.2%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$250	$246,094

		$246,094

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$75	$74,613

		$74,613

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$490	$490,760

		$490,760

Services — 2.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$941,406
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	104	104,473
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	780	763,877

		$1,809,756

Super Retail — 0.4%
National Vision, Inc., Term Loan, Maturing 3/12/21(5)	$250	$245,781

		$245,781

Technology — 1.5%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$942	$941,622

		$941,622

Telecommunications — 2.1%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,350	$1,339,875

		$1,339,875

Total Senior Floating-Rate Loans (identified cost $5,210,672)		$5,148,501

4

Convertible Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$308,437

		$308,437

Utilities — 1.6%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$310,400
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	699,344

		$1,009,744

Total Convertible Bonds (identified cost $1,224,978)		$1,318,181

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/5/30(1)(6)	$1,120	$1,128,406
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	1,000	1,002,398

		$2,130,804

Total Commercial Mortgage-Backed Securities (identified cost $2,107,867)		$2,130,804

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(7)	$2,735	$2,735,408

		$2,735,408

Total Short-Term Investments (identified cost $2,735,408)		$2,735,408

Total Investments — 97.8% (identified cost $61,135,383)		$61,140,181

Other Assets, Less Liabilities — 2.2%		$1,364,595

Net Assets — 100.0%		$62,504,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $20,974,988 or 33.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

5

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $4,923.

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,168,146

Gross unrealized appreciation	$702,380
Gross unrealized depreciation	(730,345)

Net unrealized depreciation	$(27,965)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$49,807,287	$—	$49,807,287
Senior Floating-Rate Loans	—	5,148,501	—	5,148,501
Convertible Bonds	—	1,318,181	—	1,318,181
Commercial Mortgage-Backed Securities	—	2,130,804	—	2,130,804
Short-Term Investments	—	2,735,408	—	2,735,408
Total Investments	$—	$61,140,181	$—	$61,140,181

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Government Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 99.2% of Short-Term U.S. Government Portfolio’s outstanding interests and 0.2% of Senior Debt Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $432,210,943)	$424,580,619	98.4%

Senior Debt Portfolio (identified cost, $9,818,752)	9,382,084	2.2

Total Investments in Affiliated Portfolios (identified cost $442,029,695)	$433,962,703	100.6%

Other Assets, Less Liabilities	$(2,410,209)	(0.6)%

Net Assets	$431,552,494	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Senior Debt Portfolio at July 31, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 27.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.928%, with various maturities to 2022(1)	$1,360		$1,374,731
1.94%, with various maturities to 2037(1)	1,350		1,373,373
2.529%, with maturity at 2022(1)	62		62,756
2.536%, with maturity at 2034(1)	3,755		3,932,007
2.541%, with maturity at 2020(1)	109		109,769
2.69%, with maturity at 2035(1)	8,098		8,562,817
2.695%, with maturity at 2036(1)	2,940		3,106,147
2.709%, with maturity at 2038(1)	3,022		3,195,260
2.74%, with maturity at 2036(1)	3,273		3,470,176
2.759%, with maturity at 2023(1)	746		765,558
2.821%, with maturity at 2025(1)	631		654,221
2.876%, with maturity at 2035(1)	2,176		2,273,964
3.094%, with maturity at 2032(1)	639		654,164
3.373%, with maturity at 2029(1)	331		333,276
3.861%, with maturity at 2034(1)	476		512,190
4.072%, with maturity at 2037(1)	2,349		2,521,401
4.384%, with maturity at 2030(1)	686		737,231
4.50%, with various maturities to 2035	1,722		1,827,857
4.701%, with maturity at 2032(1)	406		426,170
4.711%, with maturity at 2033(1)	2,691		2,905,661
5.00%, with various maturities to 2018	687		709,111
5.50%, with various maturities to 2018	258		264,223
6.00%, with various maturities to 2035(2)	4,128		4,803,891
6.50%, with maturity at 2017	127		128,917
7.00%, with various maturities to 2035	883		1,045,559
7.50%, with maturity at 2017	0	(3)	221
8.00%, with various maturities to 2025	29		29,195

			$45,779,846

Federal National Mortgage Association:
1.92%, with maturity at 2032(1)	$1,537		$1,569,777
1.928%, with maturity at 2033(1)	446		454,520
1.94%, with various maturities to 2037(1)	862		877,679
2.01%, with maturity at 2018(1)	7		6,658
2.083%, with maturity at 2038(1)	712		720,086
2.351%, with maturity at 2033(1)	916		962,563
2.455%, with maturity at 2029(1)	47		47,658
2.482%, with maturity at 2020(1)	219		219,277
2.511%, with maturity at 2028(1)	1,848		1,907,709
2.521%, with maturity at 2037(1)	2,708		2,855,398
2.548%, with maturity at 2040(1)	905		949,937
2.562%, with maturity at 2033(1)	6,944		7,340,496
2.58%, with maturity at 2030(1)	197		199,251
2.581%, with maturity at 2031(1)	1,889		1,955,464
2.584%, with maturity at 2036(1)	801		845,365
2.597%, with maturity at 2039(1)	4,949		5,229,510
2.608%, with maturity at 2036(1)	242		245,260
2.633%, with maturity at 2018(1)	59		58,917
2.743%, with maturity at 2030(1)	831		849,042
2.745%, with maturity at 2035(1)	2,312		2,462,712

1

Security	Principal Amount (000’s omitted)	Value
2.816%, with maturity at 2038(1)	$1,420	$1,507,990
2.846%, with maturity at 2030(1)	872	907,449
2.875%, with maturity at 2018(1)	5	4,751
2.894%, with maturity at 2021(1)	267	270,957
2.969%, with maturity at 2019(1)	448	455,094
3.029%, with maturity at 2036(1)	710	726,467
3.038%, with maturity at 2034(1)	1,250	1,323,898
3.215%, with maturity at 2034(1)	1,997	2,107,983
3.59%, with maturity at 2026(1)	684	728,347
3.617%, with maturity at 2034(1)	3,160	3,381,480
3.65%, with maturity at 2021(1)	216	220,191
3.693%, with maturity at 2021(1)	370	378,788
3.708%, with maturity at 2035(1)	1,159	1,238,853
3.774%, with maturity at 2036(1)	1,702	1,829,806
3.795%, with maturity at 2036(1)	189	197,475
3.845%, with maturity at 2035(1)	843	906,190
3.932%, with maturity at 2034(1)	2,001	2,137,237
4.063%, with maturity at 2035(1)	1,367	1,475,704
4.104%, with maturity at 2033(1)	738	801,584
4.327%, with maturity at 2034(1)	631	678,220
4.525%, with maturity at 2029(1)	1,321	1,420,164
4.666%, with maturity at 2034(1)	729	783,820
4.69%, with maturity at 2034(1)	1,343	1,440,662
5.00%, with various maturities to 2019	1,024	1,060,241
6.00%, with various maturities to 2031	653	740,946
6.318%, with maturity at 2032(1)	270	297,612
6.50%, with maturity at 2036	6,258	7,261,747
7.00%, with various maturities to 2035(2)	4,722	5,605,895
8.00%, with maturity at 2034	860	1,011,087
8.427%, with maturity at 2018	8	7,988
9.50%, with maturity at 2022	73	79,212

		$70,745,117

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$544	$557,198
5.00%, with maturity at 2018	419	433,717
8.25%, with maturity at 2020	67	71,571
9.00%, with maturity at 2017	8	8,022

		$1,070,508

Total Mortgage Pass-Throughs (identified cost $115,781,820)		$117,595,471

Collateralized Mortgage Obligations — 67.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$4,581	$4,331,725
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	2,351	2,254,428
Series 1395, Class F, 1.341%, 10/15/22(5)	28	28,347
Series 2135, Class JZ, 6.00%, 3/15/29	1,256	1,406,390
Series 3030, (Interest Only), Class SL, 5.619%, 9/15/35(6)(7)	4,361	898,270
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,883	1,692,595
Series 3114, (Interest Only), Class TS, 6.169%, 9/15/30(6)(7)	10,244	1,760,145
Series 3339, (Interest Only), Class JI, 6.109%, 7/15/37(6)(7)	3,403	747,476
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	678	646,816
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,435	1,302,590
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	2,232	2,035,728

2

Security	Principal Amount (000’s omitted)	Value
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	$5,459	$487,911
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,614	371,817
Series 4094, (Interest Only), Class CS, 5.519%, 8/15/42(6)(7)	6,790	1,355,976
Series 4109, (Interest Only), Class SA, 5.719%, 9/15/32(6)(7)	4,412	873,241
Series 4177, Class MP, 2.50%, 3/15/43	1,647	1,647,357
Series 4212, (Interest Only), Class SA, 5.719%, 7/15/38(6)(7)	13,119	1,629,320
Series 4213, Class ZG, 3.50%, 6/15/43	1,450	1,448,636
Series 4299, Class JG, 2.50%, 7/15/43	9,644	9,820,788
Series 4319, Class SY, 7.059%, 3/15/44(7)	597	610,208
Series 4336, Class GU, 3.50%, 2/15/53	1,038	1,049,451
Series 4337, Class YT, 3.50%, 4/15/49	3,762	3,834,292
Series 4385, Class SC, 8.245%, 9/15/44(7)	1,549	1,606,716
Series 4389, Class CA, 3.00%, 9/15/44	11,223	11,529,468
Series 4407, Class LN, 8.233%, 12/15/43(7)	623	639,357
Series 4452, (Interest Only), Class SP, 5.719%, 10/15/43(6)(7)	8,525	881,549
Series 4490, Class PZ, 4.00%, 7/15/45	1,264	1,263,724
Series 4495, Class JA, 3.50%, 5/15/45	3,991	4,095,527
Series 4497, (Interest Only), Class CS, 5.719%, 9/15/44(6)(7)	4,716	700,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	14,332	2,497,331
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	6,681	562,202
Series 4507, Class Z, 3.00%, 9/15/45	1,133	1,131,533
Series 4528, Class BP, 3.50%, 11/15/45	632	631,507
Series 4549, (Interest Only), Class DS, 5.419%, 8/15/45(6)(7)	11,450	1,553,627
Series 4550, Class ZT, 2.00%, 1/15/45	4,248	4,248,293
Series 4560, Class EZ, 3.00%, 3/15/43	559	558,533
Series 4568, Class ZM, 4.00%, 4/15/46	12,673	12,734,177
Series 4584, Class PM, 3.00%, 5/15/46	4,801	4,969,988
Series 4594, Class GT, 4.00%, 7/15/43(7)	3,127	3,154,886

		$92,992,790

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA1, Class M3, 3.788%, 10/25/27(5)	$2,100	$2,143,835
Series 2015-DNA3, Class M3, 5.188%, 4/25/28(5)	8,000	8,429,604
Series 2016-DNA1, Class M3, 6.038%, 7/25/28(5)	3,750	4,072,883
Series 2016-DNA2, Class M3, 5.138%, 10/25/28(5)	5,500	5,693,986

		$20,340,308

Federal National Mortgage Association:
Series G93-17, Class FA, 1.488%, 4/25/23(5)	$72	$73,208
Series G93-36, Class ZQ, 6.50%, 12/25/23	331	367,766
Series G97-4, Class FA, 1.282%, 6/17/27(5)	315	318,233
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	902	165,554
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	1,212	1,163,461
Series 1993-203, Class PL, 6.50%, 10/25/23	332	371,183
Series 1994-14, Class F, 2.291%, 10/25/23(5)	349	355,591
Series 2001-4, Class GA, 9.362%, 4/17/25(8)	35	38,771
Series 2004-60, (Interest Only), Class SW, 6.562%, 4/25/34(6)(7)	5,266	1,052,978
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	4,112	1,005,136
Series 2006-65, (Interest Only), Class PS, 6.732%, 7/25/36(6)(7)	2,962	669,002
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	1,235	1,150,673
Series 2007-99, (Interest Only), Class SD, 5.912%, 10/25/37(6)(7)	4,771	889,867
Series 2007-102, (Interest Only), Class ST, 5.952%, 11/25/37(6)(7)	2,531	512,174
Series 2009-48, Class WA, 5.831%, 7/25/39(8)	1,010	1,142,295
Series 2009-62, Class WA, 5.565%, 8/25/39(8)	1,597	1,806,011
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	2,010	1,802,288
Series 2009-93, (Interest Only), Class SC, 5.662%, 11/25/39(6)(7)	8,732	1,672,237
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	1,350	21,701
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,881	1,966,332
Series 2010-135, (Interest Only), Class SD, 5.512%, 6/25/39(6)(7)	4,643	516,116
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	3,571	198,866

3

Security	Principal Amount (000’s omitted)	Value
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	$764	$851,146
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	3,352	810,347
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	4,421	301,017
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	10,451	948,882
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,649	1,510,981
Series 2012-14, Class MH, 2.00%, 12/25/40	754	764,744
Series 2012-35, Class GE, 3.00%, 5/25/40	10,699	10,942,666
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	5,363	4,891,992
Series 2012-73, (Interest Only), Class MS, 5.562%, 5/25/39(6)(7)	6,077	605,397
Series 2012-86, (Interest Only), Class CS, 5.612%, 4/25/39(6)(7)	4,966	528,593
Series 2012-103, (Interest Only), Class GS, 5.612%, 2/25/40(6)(7)	12,731	1,352,977
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,030	3,798,652
Series 2012-140, Class SC, 7.021%, 12/25/42(7)	1,089	1,099,426
Series 2012-147, (Interest Only), Class SA, 5.612%, 1/25/43(6)(7)	3,938	743,043
Series 2013-52, Class GA, 1.00%, 6/25/43	6,954	6,797,461
Series 2013-52, Class MD, 1.25%, 6/25/43	5,562	5,416,560
Series 2013-119, Class PD, 2.50%, 1/25/43	1,026	1,035,448
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	6,177	338,510
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	6,142	337,063
Series 2014-5, Class LB, 2.50%, 7/25/43	2,406	2,428,951
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	4,481	3,912,893
Series 2014-41, (Interest Only), Class SA, 5.562%, 7/25/44(6)(7)	6,452	1,123,365
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	6,589	763,903
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	5,741	641,461
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	9,016	1,101,460
Series 2015-11, Class AZ, 4.00%, 12/25/43	2,122	2,127,358
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	4,977	568,733
Series 2015-31, (Interest Only), Class SG, 5.612%, 5/25/45(6)(7)	7,491	1,114,567
Series 2015-35, Class US, 7.767%, 6/25/45(7)	1,784	1,805,140
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	6,571	721,560
Series 2015-43, Class ZA, 4.00%, 6/25/45	1,329	1,331,084
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	9,518	649,847
Series 2015-74, Class SL, 2.063%, 10/25/45(7)	4,732	4,544,727
Series 2015-89, Class JZ, 4.00%, 12/25/45	3,940	3,951,408
Series 2016-1, (Interest Only), Class SJ, 5.662%, 2/25/46(6)(7)	9,460	1,915,338
Series 2016-22, Class ZE, 3.00%, 6/25/44	13,639	13,690,652
Series 2016-41, Class HZ, 2.00%, 5/25/44	2,933	2,926,434

		$105,653,229

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2015-C03, Class 1M2, 5.488%, 7/25/25(5)	$1,000	$1,054,501

		$1,054,501

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$3,369	$3,058,624
Series 2010-134, (Interest Only), Class ES, 5.514%, 11/20/39(6)(7)	14,751	1,313,955
Series 2011-48, (Interest Only), Class SD, 6.184%, 10/20/36(6)(7)	5,087	340,968
Series 2011-156, Class GA, 2.00%, 12/16/41	2,222	2,164,180
Series 2014-98, (Interest Only), Class IM, 1.115%, 1/20/43(6)(8)	43,054	1,525,156
Series 2014-146, Class S, 5.42%, 10/20/44(7)	404	406,579
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	3,468	3,188,180
Series 2015-62, Class PQ, 3.00%, 5/20/45	3,167	3,192,487
Series 2015-96, Class DS, 5.427%, 1/16/40(7)	1,902	1,912,928
Series 2015-116, (Interest Only), Class AS, 5.214%, 8/20/45(6)(7)	4,997	634,077
Series 2015-126, Class SW, 5.274%, 8/20/45(7)	855	859,287
Series 2015-139, Class EZ, 2.50%, 9/16/45	1,031	1,030,979
Series 2015-144, Class KB, 3.00%, 8/20/44	1,831	1,836,092
Series 2015-151, (Interest Only), Class KI, 0.684%, 11/20/42(6)(8)	61,831	1,744,870

4

Security	Principal Amount (000’s omitted)	Value
Series 2015-165, Class ZH, 3.00%, 8/20/45	$1,489	$1,487,862
Series 2015-186, Class ZA, 4.00%, 12/20/45	5,342	5,345,132
Series 2016-4, Class ZK, 3.00%, 1/20/46	507	507,264
Series 2016-16, Class UZ, 3.00%, 2/16/46	940	938,925
Series 2016-37, Class KY, 3.00%, 3/20/46	1,162	1,167,475
Series 2016-44, Class Z, 3.00%, 1/16/40	3,029	3,032,035
Series 2016-58, Class CZ, 2.25%, 7/20/45	7,041	7,052,302
Series 2016-58, Class TZ, 2.00%, 12/20/39	12,137	12,155,488
Series 2016-58, Class ZC, 2.00%, 10/20/43	4,031	4,031,173
Series 2016-75, Class LZ, 2.25%, 10/20/39	1,576	1,575,241
Series 2016-75, Class WZ, 2.25%, 11/16/43	3,817	3,815,384
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,533	3,536,798

		$67,853,441

Total Collateralized Mortgage Obligations (identified cost $291,211,879)		$287,894,269

Short-Term Investments — 5.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(9)	$24,467	$24,466,967

Total Short-Term Investments (identified cost $24,466,967)		$24,466,967

Total Investments — 100.5% (identified cost $431,460,666)		$429,956,707

Other Assets, Less Liabilities — (0.5)%		$(2,104,360)

Net Assets — 100.0%		$427,852,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $71,101.

5

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	200	Short	Jun-18	$(49,332,500)	$(49,495,000)	$(162,500)
U.S. 5-Year Treasury Note	375	Short	Sep-16	(44,970,703)	(45,755,859)	(785,156)
U.S. Ultra-Long Treasury Bond	222	Long	Sep-16	40,796,173	42,297,938	1,501,765

						$554,109

CME: Chicago Mercantile Exchange

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$50,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(4,147,319)

						$(4,147,319)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(2,504,404)

						$(2,504,404)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$432,811,720

Gross unrealized appreciation	$9,238,257
Gross unrealized depreciation	(12,093,270)

Net unrealized depreciation	$(2,855,013)

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$1,501,765	(1)	$(947,656	)(1)
Swap contracts	—		(2,504,404)
Swap contracts (centrally cleared)	—		(4,147,319)

Total	$1,501,765		$(7,599,379)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$117,595,471	$—	$117,595,471
Collateralized Mortgage Obligations	—	287,894,269	—	287,894,269
Short-Term Investments	—	24,466,967	—	24,466,967
Total Investments	$—	$429,956,707	$—	$429,956,707
Futures Contracts	$1,501,765	$—	$—	$1,501,765
Total	$1,501,765	$429,956,707	$—	$431,458,472

Liability Description
Futures Contracts	$(947,656)	$—	$—	$(947,656)
Swap Contracts	—	(6,651,723)	—	(6,651,723)
Total	$(947,656)	$(6,651,723)	$—	$(7,599,379)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Short Duration Strategic Income Fund

July 31, 2016 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 0.9% of Boston Income Portfolio’s outstanding interests, 84.0% of Currency Income Advantage Portfolio’s outstanding interests, 13.6% of Emerging Markets Local Income Portfolio’s outstanding interests, 19.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 89.3% of Global Opportunities Portfolio’s outstanding interests, 10.1% of High Income Opportunities Portfolio’s outstanding interests, 2.4% of Senior Debt Portfolio’s outstanding interests and 31.8% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2016 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $44,054,505)		$55,302,027	2.4%

Currency Income Advantage Portfolio (identified cost, $40,060,553)		40,047,736	1.8

Emerging Markets Local Income Portfolio (identified cost, $42,999,641)		44,004,941	1.9

Global Macro Absolute Return Advantage Portfolio (identified cost, $402,489,841)		407,764,139	17.9

Global Macro Portfolio (identified cost, $0)		9,631	0.0 (1)

Global Opportunities Portfolio (identified cost, $1,416,916,605)		1,361,514,890	59.8

High Income Opportunities Portfolio (identified cost, $184,659,057)		193,004,244	8.5

Senior Debt Portfolio (identified cost, $120,984,251)		114,697,785	5.0

Short Duration High Income Portfolio (identified cost, $20,180,010)		19,852,971	0.9

Total Investments in Affiliated Portfolios (identified cost $2,272,344,463)		$2,236,198,364	98.2%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,404,265	$50,746,044	2.2%

Total Investments in Affiliated Investment Funds (identified cost $52,601,138)		$50,746,044	2.2%

Total Investments (identified cost $2,324,945,601)		$2,286,944,408	100.4%

Other Assets, Less Liabilities		$(8,768,632)	(0.4)%

Net Assets		$2,278,175,776	100.0%

(1)	Amount is less than 0.05%.

1

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,283,120,652

Gross unrealized appreciation	$78,373,029
Gross unrealized depreciation	(74,549,273)

Net unrealized appreciation	$3,823,756

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,315,813	88,452	—	5,404,265	$50,746,044	$755,377	$—

					$50,746,044	$755,377	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,236,198,364	$—	$—	$2,236,198,364
Investments in Affiliated Investment Funds	50,746,044	—	—	50,746,044
Total Investments	$2,286,944,408	$—	$—	$2,286,944,408

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Global Opportunities Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 16.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.519%, 8/15/42(1)(2)	$20,938,038	$4,763,703
Series 2182, Class ZC, 7.50%, 9/15/29	237,140	281,567
Series 2631, (Interest Only), Class DS, 6.619%, 6/15/33(1)(2)	4,461,487	678,138
Series 2953, (Interest Only), Class LS, 6.219%, 12/15/34(1)(2)	4,225,050	534,941
Series 2956, (Interest Only), Class SL, 6.519%, 6/15/32(1)(2)	2,181,860	467,173
Series 3114, (Interest Only), Class TS, 6.169%, 9/15/30(1)(2)	7,753,467	1,332,243
Series 3153, (Interest Only), Class JI, 6.139%, 5/15/36(1)(2)	4,952,226	1,030,251
Series 3727, (Interest Only), Class PS, 6.219%, 11/15/38(1)(2)	9,983,890	394,461
Series 3745, (Interest Only), Class SA, 6.269%, 3/15/25(1)(2)	4,391,672	415,940
Series 3780, (Interest Only), Class PS, 5.969%, 8/15/35(1)(2)	2,843,789	26,105
Series 3845, (Interest Only), Class ES, 6.169%, 1/15/29(1)(2)	3,981,515	190,217
Series 3919, (Interest Only), Class SL, 6.169%, 10/15/40(1)(2)	1,202,323	22,105
Series 3969, (Interest Only), Class SB, 6.169%, 2/15/30(1)(2)	3,543,618	235,238
Series 3973, (Interest Only), Class SG, 6.169%, 4/15/30(1)(2)	5,494,974	459,257
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,045,617	635,602
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	23,532,359	1,731,026
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	18,526,036	1,895,864
Series 4070, (Interest Only), Class S, 5.619%, 6/15/32(1)(2)	25,590,031	4,634,616
Series 4095, (Interest Only), Class HS, 5.619%, 7/15/32(1)(2)	9,629,426	1,588,637
Series 4109, (Interest Only), Class ES, 5.669%, 12/15/41(1)(2)	96,368	13,873
Series 4109, (Interest Only), Class KS, 5.619%, 5/15/32(1)(2)	7,724,534	287,371
Series 4109, (Interest Only), Class SA, 5.719%, 9/15/32(1)(2)	9,628,139	1,905,425
Series 4149, (Interest Only), Class S, 5.769%, 1/15/33(1)(2)	7,244,583	1,394,603
Series 4163, (Interest Only), Class GS, 5.719%, 11/15/32(1)(2)	5,562,717	1,208,448
Series 4169, (Interest Only), Class AS, 5.769%, 2/15/33(1)(2)	9,485,787	1,965,132
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	8,426,695	743,566
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	14,384,740	1,355,603
Series 4189, (Interest Only), Class SQ, 5.669%, 12/15/42(1)(2)	10,073,737	1,315,304
Series 4203, (Interest Only), Class QS, 5.769%, 5/15/43(1)(2)	6,833,231	1,235,844
Series 4212, (Interest Only), Class SA, 5.719%, 7/15/38(1)(2)	21,976,891	2,729,417
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	6,192,070	205,541
Series 4273, Class SP, 10.756%, 11/15/43(2)	1,033,240	1,260,275
Series 4316, (Interest Only), Class JS, 5.619%, 1/15/44(1)(2)	11,351,759	1,415,054
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,166,760	1,344,010
Series 4326, Class TS, 12.267%, 4/15/44(2)	2,758,129	2,801,449
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	5,772,897	601,912
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	5,953,176	431,342
Series 4336, Class GU, 3.50%, 2/15/53	2,544,502	2,573,203
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	12,123,355	1,260,281
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	7,298,483	538,850
Series 4381, (Interest Only), Class SK, 5.669%, 6/15/44(1)(2)	12,794,428	1,558,540
Series 4388, (Interest Only), Class MS, 5.619%, 9/15/44(1)(2)	14,235,659	1,772,942
Series 4407, Class LN, 8.233%, 12/15/43(2)	1,868,575	1,918,071
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	3,203,283	2,978,728
Series 4452, (Interest Only), Class SP, 5.719%, 10/15/43(1)(2)	25,002,098	2,585,443
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	8,820,088	8,215,003
Series 4497, (Interest Only), Class CS, 5.719%, 9/15/44(1)(2)	29,045,169	4,316,294
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,244,885	1,451,157
Series 4507, (Interest Only), Class SJ, 5.699%, 9/15/45(1)(2)	17,245,230	3,867,007
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,469,408	656,392
Series 4528, (Interest Only), Class BS, 5.669%, 7/15/45(1)(2)	18,650,344	2,309,320

		$79,532,484

3

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.638%, 1/25/25(4)	$13,500,000	$14,286,889
Series 2015-DNA1, Class M3, 3.788%, 10/25/27(4)	12,141,000	12,394,430
Series 2015-DNA2, Class M3, 4.388%, 12/25/27(4)	1,575,000	1,671,872
Series 2015-DNA3, Class M3, 5.188%, 4/25/28(4)	8,750,000	9,219,879
Series 2016-DNA1, Class M3, 6.038%, 7/25/28(4)	2,500,000	2,715,256
Series 2016-DNA2, Class M3, 5.138%, 10/25/28(4)	1,750,000	1,811,723

		$42,100,049

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$545,463	$625,814
Series 1994-42, Class K, 6.50%, 4/25/24	342,786	379,882
Series 2004-46, (Interest Only), Class SI, 5.512%, 5/25/34(1)(2)	7,611,860	1,182,097
Series 2005-17, (Interest Only), Class SA, 6.212%, 3/25/35(1)(2)	3,656,030	864,509
Series 2005-71, (Interest Only), Class SA, 6.262%, 8/25/25(1)(2)	4,184,302	595,110
Series 2005-105, (Interest Only), Class S, 6.212%, 12/25/35(1)(2)	3,484,963	743,493
Series 2006-44, (Interest Only), Class IS, 6.112%, 6/25/36(1)(2)	2,991,922	610,471
Series 2006-65, (Interest Only), Class PS, 6.732%, 7/25/36(1)(2)	2,961,749	669,001
Series 2006-96, (Interest Only), Class SN, 6.712%, 10/25/36(1)(2)	4,245,140	894,271
Series 2006-104, (Interest Only), Class SD, 6.152%, 11/25/36(1)(2)	2,970,039	631,839
Series 2006-104, (Interest Only), Class SE, 6.142%, 11/25/36(1)(2)	1,980,026	420,500
Series 2007-50, (Interest Only), Class LS, 5.962%, 6/25/37(1)(2)	4,070,637	782,688
Series 2008-26, (Interest Only), Class SA, 5.712%, 4/25/38(1)(2)	5,878,012	1,141,865
Series 2008-61, (Interest Only), Class S, 5.612%, 7/25/38(1)(2)	9,239,203	1,864,429
Series 2009-62, Class WA, 5.565%, 8/25/39(5)	3,060,586	3,460,159
Series 2010-99, (Interest Only), Class NS, 6.112%, 3/25/39(1)(2)	7,789,561	490,330
Series 2010-124, (Interest Only), Class SJ, 5.562%, 11/25/38(1)(2)	5,237,050	471,485
Series 2010-135, (Interest Only), Class SD, 5.512%, 6/25/39(1)(2)	10,600,304	1,178,234
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	9,289,304	104,636
Series 2011-45, (Interest Only), Class SA, 6.162%, 1/25/29(1)(2)	9,153,416	417,755
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	8,958,246	813,327
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	6,728,326	610,914
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	10,830,566	992,382
Series 2012-24, (Interest Only), Class S, 5.012%, 5/25/30(1)(2)	5,663,826	454,207
Series 2012-30, (Interest Only), Class SK, 6.062%, 12/25/40(1)(2)	13,785,687	1,938,239
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	15,124,677	1,564,917
Series 2012-56, (Interest Only), Class SU, 6.262%, 8/25/26(1)(2)	8,611,136	611,646
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	20,908,859	1,029,527
Series 2012-73, (Interest Only), Class MS, 5.562%, 5/25/39(1)(2)	19,958,508	1,988,169
Series 2012-76, (Interest Only), Class GS, 5.562%, 9/25/39(1)(2)	11,419,364	1,150,799
Series 2012-86, (Interest Only), Class CS, 5.612%, 4/25/39(1)(2)	8,277,047	880,989
Series 2012-103, (Interest Only), Class GS, 5.612%, 2/25/40(1)(2)	22,141,223	2,353,003
Series 2012-124, (Interest Only), Class IO, 1.659%, 11/25/42(1)(5)	26,876,385	1,487,979
Series 2012-139, (Interest Only), Class LS, 5.684%, 12/25/42(1)(2)	11,743,533	2,632,913
Series 2012-147, (Interest Only), Class SA, 5.612%, 1/25/43(1)(2)	15,351,593	2,896,961
Series 2012-150, (Interest Only), Class PS, 5.662%, 1/25/43(1)(2)	13,574,533	2,711,123
Series 2012-150, (Interest Only), Class SK, 5.662%, 1/25/43(1)(2)	21,040,526	4,318,589
Series 2013-6, Class TA, 1.50%, 1/25/43	4,190,139	4,137,531
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	35,026,947	6,606,590
Series 2013-12, (Interest Only), Class SP, 5.162%, 11/25/41(1)(2)	6,958,629	880,337
Series 2013-15, (Interest Only), Class DS, 5.712%, 3/25/33(1)(2)	15,475,990	3,333,061
Series 2013-23, (Interest Only), Class CS, 5.762%, 3/25/33(1)(2)	8,645,248	1,832,349
Series 2013-54, (Interest Only), Class HS, 5.812%, 10/25/41(1)(2)	16,330,259	2,262,614
Series 2013-64, (Interest Only), Class PS, 5.762%, 4/25/43(1)(2)	10,477,535	1,856,548
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	16,405,830	2,074,517
Series 2013-75, (Interest Only), Class SC, 5.762%, 7/25/42(1)(2)	26,733,679	4,140,933
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	7,357,431	620,280
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	5,977,773	635,825
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	3,859,449	384,430

4

Security	Principal Amount	Value
Series 2014-41, (Interest Only), Class SA, 5.562%, 7/25/44(1)(2)	$10,955,364	$1,907,453
Series 2014-43, (Interest Only), Class PS, 5.612%, 3/25/42(1)(2)	13,187,457	1,806,703
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	18,366,933	2,052,266
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	7,726,755	720,504
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	15,026,153	1,783,577
Series 2014-72, Class CS, 8.195%, 11/25/44(2)	568,594	574,386
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	11,468,172	1,356,431
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	18,032,289	2,202,921
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,721,501	1,088,575
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	20,820,567	2,106,350
Series 2015-17, (Interest Only), Class SA, 5.712%, 11/25/43(1)(2)	21,857,732	2,352,120
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	11,396,736	1,302,351
Series 2015-31, (Interest Only), Class SG, 5.612%, 5/25/45(1)(2)	23,977,091	3,567,284
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	11,899,369	1,306,612
Series 2015-47, (Interest Only), Class SG, 5.662%, 7/25/45(1)(2)	14,068,382	3,097,502
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	31,564,972	3,646,531
Series 2015-93, (Interest Only), Class BS, 5.662%, 8/25/45(1)(2)	17,471,434	2,579,268
Series 2015-95, (Interest Only), Class SB, 5.512%, 1/25/46(1)(2)	23,338,171	5,426,533
Series 2016-1, (Interest Only), Class SJ, 5.662%, 2/25/46(1)(2)	33,109,020	6,703,683

		$120,310,317

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2015-C03, Class 1M2, 5.488%, 7/25/25(4)	$3,000,000	$3,163,502

		$3,163,502

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.514%, 11/20/39(1)(2)	$14,751,441	$1,313,955
Series 2011-48, (Interest Only), Class SD, 6.184%, 10/20/36(1)(2)	12,209,393	818,324
Series 2014-68, (Interest Only), Class KI, 0.939%, 10/20/42(1)(5)	25,154,845	925,035
Series 2014-146, Class S, 5.42%, 10/20/44(2)	378,952	380,902
Series 2015-79, Class CS, 5.151%, 5/20/45(2)	1,654,150	1,668,662
Series 2015-116, (Interest Only), Class AS, 5.214%, 8/20/45(1)(2)	18,045,592	2,289,816

		$7,396,694

Total Collateralized Mortgage Obligations (identified cost $300,283,375)		$252,503,046

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.88%, with maturity at 2035(6)	$887,245	$927,078
4.38%, with maturity at 2030(6)	309,370	332,563
6.50%, with maturity at 2036	2,101,517	2,444,003
7.00%, with various maturities to 2036	3,618,637	4,281,584
7.50%, with maturity at 2035	1,157,488	1,379,900
8.00%, with maturity at 2026(7)	421,686	450,622

		$9,815,750

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$869,491	$929,140
3.85%, with maturity at 2035(6)	1,931,409	2,076,207
6.00%, with various maturities to 2032	814,628	938,214
6.50%, with various maturities to 2036	3,058,906	3,555,495
7.00%, with various maturities to 2037	6,091,080	7,208,328
7.50%, with maturity at 2035(7)	6,084,866	7,318,358
8.50%, with maturity at 2032	357,883	444,210
9.50%, with maturity at 2020(7)	855,294	956,111

		$23,426,063

5

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$12,326,091	$14,747,277
7.50%, with maturity at 2032	1,170,347	1,365,671

		$16,112,948

Total Mortgage Pass-Throughs (identified cost $45,871,317)		$49,354,761

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,175,523
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,690,844
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.507%, 7/10/47(5)(8)	6,683,000	5,699,037
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.789%, 8/10/46(5)(8)	5,000,000	4,562,482
Series 2013-CR11, Class D, 5.169%, 10/10/46(5)(8)	6,250,000	6,088,281
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	8,010,655
Series 2014-CR21, Class D, 4.065%, 12/10/47(5)(8)	5,311,000	4,369,924
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,120,687
Series 2015-CR22, Class D, 4.127%, 3/10/48(5)(8)	9,275,000	7,409,934
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,619,974
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(8)	10,000,000	7,493,176
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,548,865
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.301%, 4/15/50(5)	700,000	741,125
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.511%, 11/10/47(5)	2,794,000	2,940,508
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.674%, 4/15/47(5)(8)	2,081,000	1,831,454
Series 2014-C21, Class D, 4.661%, 8/15/47(5)(8)	1,600,000	1,382,131
Series 2014-C22, Class D, 4.56%, 9/15/47(5)(8)	4,150,000	3,417,396
Series 2014-C23, Class D, 3.959%, 9/15/47(5)(8)	7,150,000	6,042,777
Series 2014-C25, Class D, 3.949%, 11/15/47(5)(8)	11,000,000	8,565,269
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	7,479,423
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.413%, 8/15/46(5)(8)	5,000,000	4,264,179
Series 2014-C15, Class D, 4.895%, 4/15/47(5)(8)	2,450,000	2,221,540
Series 2014-C16, Class D, 4.757%, 6/15/47(5)(8)	4,000,000	3,320,296
Series 2015-C23, Class D, 4.136%, 7/15/50(5)(8)	5,000,000	4,050,869
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,757,033
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.531%, 5/10/45(5)(8)	2,625,750	2,717,279
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.499%, 12/10/45(5)(8)	5,000,000	4,988,088
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,103,336
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	7,000,000	5,670,707
Series 2015-C30, Class D, 4.496%, 9/15/58(5)(8)	3,000,000	2,493,781
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,992,399
Series 2015-NXS1, Class D, 4.104%, 5/15/48(5)	5,232,000	4,342,240
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.836%, 6/15/45(5)(8)	2,598,000	2,693,220
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	6,009,282

Total Commercial Mortgage-Backed Securities (identified cost $164,902,854)		$153,813,714

6

Asset-Backed Securities — 12.7%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.18%, 7/15/27(4)(8)	$7,000,000	$6,768,979
Series 2015-16A, Class D, 6.03%, 7/15/27(4)(8)	3,500,000	3,148,418
Series 2015-17A, Class C2, 5.53%, 1/15/28(4)(8)	3,400,000	3,458,805
Series 2015-17A, Class D, 7.03%, 1/15/28(4)(8)	2,000,000	1,890,866
Apidos CLO
Series 2012-9AR, Class ER, 6.78%, 7/15/23(4)(8)	3,400,000	3,388,545
Series 2014-19A, Class D, 4.429%, 10/17/26(4)(8)	5,000,000	4,926,195
Series 2015-21A, Class C, 4.229%, 7/18/27(4)(8)	4,000,000	3,822,056
Series 2015-21A, Class E, 7.129%, 7/18/27(4)(8)	2,000,000	1,397,259
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.826%, 11/15/25(4)(8)	5,000,000	4,940,385
Series 2015-2A, Class E2, 5.952%, 7/29/26(4)(8)	4,500,000	3,992,913
Series 2015-2A, Class F, 7.252%, 7/29/26(4)(8)	2,000,000	1,503,650
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.715%, 7/23/25(4)(8)	3,700,000	3,400,478
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.279%, 10/17/26(4)(8)	5,000,000	4,740,975
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.384%, 10/20/26(4)(8)	5,000,000	4,771,060
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.13%, 7/15/26(4)(8)	4,000,000	3,856,604
Series 2014-1A, Class E1, 5.78%, 7/15/26(4)(8)	3,000,000	2,579,523
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.28%, 10/15/26(4)(8)	5,000,000	4,898,870
Series 2015-2A, Class D, 6.034%, 4/27/27(4)(8)	3,000,000	2,660,589
Series 2015-2A, Class E, 6.934%, 4/27/27(4)(8)	1,850,000	1,383,185
Series 2015-5A, Class C, 4.746%, 1/20/28(4)(8)	4,000,000	3,955,640
Series 2015-5A, Class D, 6.796%, 1/20/28(4)(8)	2,000,000	1,853,386
Cent CLO LP
Series 2014-22A, Class C, 4.382%, 11/7/26(4)(8)	5,000,000	4,805,165
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.596%, 10/20/28(4)(8)	4,000,000	3,935,416
Series 2015-1A, Class E, 6.796%, 10/20/28(4)(8)	2,000,000	1,863,632
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.096%, 7/20/26(4)(8)	5,000,000	4,759,100
Series 2015-2A, Class F, 7.246%, 7/20/26(4)(8)	2,000,000	1,461,617
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.326%, 8/15/28(4)(8)	6,000,000	5,818,878
Series 2015-40A, Class E, 6.576%, 8/15/28(4)(8)	2,500,000	2,301,860
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.265%, 1/24/27(4)(8)	5,000,000	4,730,095
Series 2015-19A, Class D, 5.815%, 1/24/27(4)(8)	2,000,000	1,753,956
Series 2015-21A, Class D, 4.596%, 1/20/28(4)(8)	5,000,000	4,856,255
Series 2015-21A, Class E1, 6.296%, 1/20/28(4)(8)	2,500,000	2,263,193
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.383%, 5/5/27(4)(8)	4,000,000	3,832,096
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.434%, 1/27/26(4)(8)	5,000,000	4,924,775
Series 2015-17A, Class D, 4.147%, 7/21/27(4)(8)	5,000,000	4,808,460
Series 2015-17A, Class E, 6.147%, 7/21/27(4)(8)	5,000,000	4,474,235
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.996%, 10/20/28(4)(8)	5,000,000	5,024,571
Series 2015-11A, Class E, 7.396%, 10/20/28(4)(8)	2,500,000	2,444,212
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.154%, 5/21/27(4)(8)	3,000,000	2,687,976
Series 2015-1A, Class E, 7.654%, 5/21/27(4)(8)	2,000,000	1,551,175

7

Security	Principal Amount	Value
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.43%, 7/15/27(4)(8)	$5,000,000	$4,828,940
Series 2015-1A, Class E2, 7.18%, 7/15/27(4)(8)	3,000,000	2,862,285
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.429%, 10/17/22(4)(8)	2,500,000	2,490,488
Series 2015-2A, Class C, 4.346%, 7/20/27(4)(8)	5,000,000	4,797,385
Recette CLO, LLC
Series 2015-1A, Class D, 4.446%, 10/20/27(4)(8)	7,250,000	7,001,245
Series 2015-1A, Class E, 6.396%, 10/20/27(4)(8)	4,500,000	4,081,824
Series 2015-1A, Class F, 8.146%, 10/20/27(4)(8)	2,000,000	1,534,202
Voya CLO, Ltd.
Series 2014-2A, Class C, 3.979%, 7/17/26(4)(8)	7,750,000	7,324,680
Series 2015-3A, Class D2, 6.146%, 10/20/27(4)(8)	7,000,000	6,154,295
Series 2015-3A, Class E, 7.196%, 10/20/27(4)(8)	3,000,000	2,044,423
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.53%, 10/15/27(4)(8)	5,000,000	4,862,495
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.429%, 10/17/26(4)(8)	5,000,000	4,628,855

Total Asset-Backed Securities (identified cost $196,235,500)		$194,246,165

Senior Floating-Rate Loans — 7.3%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.3%
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	$4,925	$4,924,057

		$4,924,057

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.00%, Maturing 4/1/22	$4,716	$4,687,151

		$4,687,151

Electronics/Electrical — 2.7%
Avago Technologies Cayman Ltd., Term Loan, 4.25%, Maturing 2/1/23	$15,894	$15,950,206
Dell International, LLC, Term Loan, 4.00%, Maturing 4/29/20	15,070	15,085,074
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	9,827	9,862,532

		$40,897,812

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$10,000	$10,055,000

		$10,055,000

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,754	$4,773,230

		$4,773,230

Health Care — 0.6%
Hill-Rom Holdings, Inc., Term Loan, 3.50%, Maturing 9/8/22	$8,800	$8,851,330

		$8,851,330

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$5,915	$5,937,181
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	6,323	6,341,271

		$12,278,452

Oil and Gas — 0.6%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$9,757	$8,970,165

		$8,970,165

8

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Steel — 1.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19		$16,851	$16,538,737

			$16,538,737

Total Senior Floating-Rate Loans (identified cost $112,295,214)			$111,975,934

Foreign Government Bonds — 28.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$1,050,138
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,581,455
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,197,157
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,167,715
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,167,819

Total Argentina			$10,164,284

Iceland — 4.5%
Republic of Iceland, 5.875%, 5/11/22(10)	USD	34,234	$40,232,208
Republic of Iceland, 6.25%, 2/5/20	ISK	443,583	3,782,737
Republic of Iceland, 6.50%, 1/24/31	ISK	460,494	4,095,912
Republic of Iceland, 7.25%, 10/26/22	ISK	712,119	6,409,101
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	14,363,820

Total Iceland			$68,883,778

India — 3.8%
India Government Bond, 7.16%, 5/20/23	INR	419,720	$6,289,810
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,325,693
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,209,454
India Government Bond, 8.40%, 7/28/24	INR	119,330	1,908,268
India Government Bond, 8.60%, 6/2/28	INR	733,340	12,005,658
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	16,709,284

Total India			$58,448,167

Japan — 6.1%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	2,841,787	$29,656,689
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	6,066,742	63,398,303

Total Japan			$93,054,992

New Zealand — 5.8%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	44,741	$34,099,693
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	62,711	53,958,719

Total New Zealand			$88,058,412

Russia — 2.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$10,840,867
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	560,158
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	4,728,748
Russia Government Bond, 8.50%, 9/17/31	RUB	1,627,105	24,819,626

Total Russia			$40,949,399

Serbia — 1.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$16,057,815

Total Serbia			$16,057,815

9

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.6%
Kingdom of Thailand, 1.25%, 3/12/28(10)(11)	THB	1,478,982	$40,155,620

Total Thailand			$40,155,620

Turkey — 1.1%
Turkey Government Bond, 8.00%, 3/12/25	TRY	8,670	$2,645,301
Turkey Government Bond, 9.00%, 7/24/24	TRY	34,681	11,295,573
Turkey Government Bond, 10.60%, 2/11/26	TRY	8,670	3,099,487

Total Turkey			$17,040,361

Total Foreign Government Bonds (identified cost $416,596,039)			$432,812,828

U.S. Treasury Obligations — 7.3%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(12)		$109,320,299	$111,457,620

Total U.S. Treasury Obligations (identified cost $109,541,739)			$111,457,620

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount		Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$13,512,792

			$13,512,792

Federal Home Loan Bank
5.50%, 7/15/36		$7,000,000	$10,416,959

			$10,416,959

Total U.S. Government Agency Obligations (identified cost $20,530,331)			$23,929,751

Closed-End Funds — 6.7%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		211,682	$3,115,959
BlackRock Corporate High Yield Fund, Inc.		1,000,336	10,763,615
BlackRock Multi-Sector Income Trust		675,742	11,528,159
Brookfield Mortgage Opportunity Income Fund, Inc.		638,252	9,612,075
First Trust High Income Long/Short Fund		772,971	11,834,186
MFS Multimarket Income Trust		1,093,200	6,755,976
Nuveen Floating Rate Income Fund		988,200	10,553,976
Nuveen Mortgage Opportunity Term Fund		324,311	7,660,226
Prudential Global Short Duration High Yield Fund, Inc.		293,307	4,511,062
Prudential Short Duration High Yield Fund, Inc.		241,509	3,873,804
Putnam Premier Income Trust		2,148,937	10,142,983
Wells Fargo Advantage Income Opportunities Fund		669,620	5,631,504
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,521,313

Total Closed-End Funds (identified cost $107,160,152)			$102,504,838

10

Currency Options Purchased — 0.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	89,685	SEK	9.00	9/7/16	$15,542
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH	6.47	6/15/17	1,246,690
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	1,167,923
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	224,400
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	1,265,925
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	2,991,000

Total Currency Options Purchased (identified cost $5,701,880)							$6,911,480

Interest Rate Swaptions Purchased — 0.0%(13)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.67%	Goldman Sachs International	4/12/17	USD	50,000,000	$224,276

Total Interest Rate Swaptions Purchased (identified cost $1,560,000)					$224,276

Short-Term Investments — 4.9%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	309,830	$1,707,176
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	132,689	730,402

Total Iceland			$2,437,578

Total Foreign Government Securities (identified cost $2,591,296)			$2,437,578

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/22/16(7)		$16,500	$16,494,671

Total U.S. Treasury Obligations (identified cost $16,489,561)			$16,494,671

11

Other — 3.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$55,670	$55,669,724

Total Other (identified cost $55,669,724)		$55,669,724

Total Short-Term Investments (identified cost $74,750,581)		$74,601,973

Total Investments — 99.3% (identified cost $1,555,428,982)		$1,514,336,386

Call Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Gold Futures 10/2016	Not Applicable	44	USD	1,330.00	9/27/16	$(196,240)

Total Call Options Written (premiums received $205,980)						$(196,240)

Put Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Gold Futures 10/2016	Not Applicable	44	USD	1,330.00	9/27/16	$(95,040)

Total Put Options Written (premiums received $198,820)						$(95,040)

Interest Rate Swaptions Written — (0.0)%(13)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.42%	BNP Paribas	9/29/16	USD	15,000,000	$(128,723)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.92%	Goldman Sachs International	4/12/17	USD	240,000,000	(396,048)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.42%	BNP Paribas	9/29/16	USD	15,000,000	(194,466)

Total Interest Rate Swaptions Written (premiums received $1,973,750)					$(719,237)

12

Credit Default Swaptions Written — (0.1)%

Description	Counterparty	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount		Value
Call – Markit CDX North America High Yield 5-Year Index	JPMorgan Chase Bank, N.A.	Sell	$103.50	8/17/16	USD	100,000,000	$(897,100)

Total Credit Default Swaptions Written (premiums received $380,000)							$(897,100)

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call MXN/Put USD	Goldman Sachs International	USD	9,000	MXN	18.84	9/29/16	$(170,244)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	(224,400)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	(1,265,925)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	(2,991,000)
Put MXN/Call USD	Goldman Sachs International	USD	9,000	MXN	18.84	9/29/16	(189,423)

Total Currency Options Written (premiums received $5,779,436)							$(4,840,992)

Other Assets, Less Liabilities — 1.1%							$16,836,398

Net Assets — 100.0%							$1,524,424,175

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $316,273,503 or 20.7% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

13

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $168,446,240 or 11.0% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $370,434.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	5,687,477	USD	1,692,701	BNP Paribas	8/3/16	$4,872	$—
USD	1,587,572	PEN	5,687,477	BNP Paribas	8/3/16	—	(110,001)
USD	830,763	ZAR	12,195,184	Standard Chartered Bank	8/4/16	—	(47,417)
EUR	8,922,534	SEK	84,243,000	Goldman Sachs International	8/8/16	129,882	—
EUR	6,820,496	SEK	64,397,075	Goldman Sachs International	8/8/16	99,204	—
EUR	7,644,413	SEK	71,504,000	JPMorgan Chase Bank, N.A.	8/8/16	189,771	—
EUR	6,226,900	SEK	58,496,000	JPMorgan Chase Bank, N.A.	8/8/16	125,233	—
SEK	61,189,000	EUR	6,499,684	Goldman Sachs International	8/8/16	—	(115,470)
SEK	69,900,000	EUR	7,572,282	Goldman Sachs International	8/8/16	—	(296,614)
SEK	219,000,000	EUR	23,566,006	JPMorgan Chase Bank, N.A.	8/8/16	—	(752,274)
USD	21,282,999	INR	1,436,313,000	BNP Paribas	8/9/16	—	(157,140)
USD	7,314,646	INR	493,596,000	Standard Chartered Bank	8/9/16	—	(53,363)
USD	32,641,625	NZD	45,831,139	Standard Chartered Bank	8/10/16	—	(444,216)
USD	12,369,150	NZD	18,176,561	Standard Chartered Bank	8/10/16	—	(752,645)
IDR	107,467,857,000	USD	7,911,705	Goldman Sachs International	8/11/16	283,805	—
USD	7,793,806	IDR	107,467,857,000	Deutsche Bank AG	8/11/16	—	(401,704)
USD	1,129,663	RUB	76,100,894	Deutsche Bank AG	8/12/16	—	(20,598)
USD	3,214,900	RUB	218,484,623	Deutsche Bank AG	8/12/16	—	(87,483)
USD	2,941,262	RUB	200,748,486	Deutsche Bank AG	8/12/16	—	(93,041)
IDR	89,606,410,000	USD	6,639,479	BNP Paribas	8/16/16	189,715	—
IDR	86,210,990,000	USD	6,386,472	Standard Chartered Bank	8/16/16	183,946	—
NZD	33,612,559	USD	23,950,629	Goldman Sachs International	8/16/16	307,969	—
NZD	22,478,589	USD	16,170,311	Goldman Sachs International	8/16/16	52,764	—
USD	4,945,151	IDR	67,748,565,000	Goldman Sachs International	8/16/16	—	(218,187)
USD	2,921,759	IDR	40,320,270,000	Standard Chartered Bank	8/16/16	—	(151,179)
USD	4,946,956	IDR	67,748,565,000	Standard Chartered Bank	8/16/16	—	(216,381)
USD	56,019,986	NZD	82,391,420	Goldman Sachs International	8/16/16	—	(3,442,917)
USD	32,432,277	NZD	47,888,897	Standard Chartered Bank	8/19/16	—	(2,125,060)
EUR	2,632,896	RSD	325,347,000	Deutsche Bank AG	8/22/16	884	—
RSD	125,664,000	EUR	1,015,959	Deutsche Bank AG	8/22/16	762	—
RSD	119,270,000	EUR	964,733	Deutsche Bank AG	8/22/16	200	—
RSD	80,413,000	EUR	650,696	Deutsche Bank AG	8/22/16	—	(160)
USD	6,012,510	ZAR	97,274,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(967,243)
USD	3,642,123	RUB	250,086,401	Deutsche Bank AG	8/23/16	—	(127,285)
USD	6,480,676	RUB	444,412,352	Goldman Sachs International	8/23/16	—	(217,696)
CAD	161,000	USD	124,181	Standard Chartered Bank	8/24/16	—	(852)
CAD	46,929,000	USD	36,207,854	Standard Chartered Bank	8/24/16	—	(259,365)
USD	35,887,802	CAD	47,090,000	Standard Chartered Bank	8/24/16	—	(184,016)
USD	2,589,587	JPY	269,987,801	Standard Chartered Bank	8/25/16	—	(58,457)
USD	2,560,647	JPY	269,546,543	Standard Chartered Bank	8/25/16	—	(83,069)
USD	3,252,695	JPY	344,141,641	Standard Chartered Bank	8/25/16	—	(122,651)
USD	25,257,736	JPY	2,633,737,790	Standard Chartered Bank	8/25/16	—	(574,003)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,168,924	JPY	2,138,470,650	Standard Chartered Bank	8/25/16	$—	$(805,228)
USD	34,643,127	JPY	3,781,453,192	Standard Chartered Bank	8/25/16	—	(2,445,421)
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	—	(58,707)
USD	2,678,810	TRY	8,137,153	BNP Paribas	8/29/16	—	(27,253)
USD	14,838,271	TRY	44,886,512	Standard Chartered Bank	9/1/16	—	(78,602)
USD	32,554,960	ZAR	491,645,000	BNP Paribas	9/9/16	—	(2,598,256)
USD	17,395,192	CNH	114,770,000	Bank of America, N.A.	9/13/16	103,416	—
USD	19,090,950	CNH	125,964,000	Standard Chartered Bank	9/13/16	112,634	—
USD	2,933,262	ZAR	44,084,000	BNP Paribas	9/19/16	—	(212,651)
USD	2,931,829	ZAR	45,738,000	BNP Paribas	9/19/16	—	(332,117)
USD	11,519,092	EUR	10,084,563	Goldman Sachs International	9/28/16	217,535	—
USD	2,448,440	EUR	2,143,758	Standard Chartered Bank	9/28/16	45,975	—
USD	52,125,761	SGD	71,042,200	Standard Chartered Bank	9/29/16	—	(839,766)
MXN	44,276,544	USD	2,400,000	HSBC Bank USA, N.A.	10/3/16	—	(53,869)
USD	2,500,000	MXN	47,172,375	HSBC Bank USA, N.A.	10/3/16	424	—
SEK	231,280,000	EUR	24,579,284	Goldman Sachs International	10/17/16	—	(437,238)
USD	25,186,829	EUR	22,745,550	Standard Chartered Bank	10/19/16	—	(326,794)
USD	22,135,065	RUB	1,428,431,064	Deutsche Bank AG	10/19/16	909,359	—
RUB	33,230,839	USD	500,201	BNP Paribas	10/26/16	—	(7,211)
RUB	33,230,830	USD	500,374	Credit Suisse International	10/26/16	—	(7,384)
USD	1,447,073	EUR	1,301,389	Standard Chartered Bank	10/27/16	—	(13,185)
USD	2,574,612	EUR	2,307,931	Standard Chartered Bank	10/27/16	—	(15,062)
USD	11,792,232	EUR	10,648,287	Standard Chartered Bank	10/27/16	—	(155,957)
SEK	112,812,000	EUR	11,833,592	Goldman Sachs International	10/31/16	—	(37,882)
KES	94,679,000	USD	913,009	Citibank, N.A.	11/2/16	4,996	—
USD	1,675,498	PEN	5,687,477	BNP Paribas	11/2/16	—	(5,894)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(35,271)
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(44,077)
USD	804,408	PEN	2,920,000	Standard Chartered Bank	11/4/16	—	(58,683)
USD	781,627	PEN	2,846,296	Standard Chartered Bank	11/4/16	—	(59,678)
USD	10,106,971	THB	356,675,000	Deutsche Bank AG	11/10/16	—	(117,599)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/16	—	(64,566)
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	10,190	—
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	24,706	—
USD	8,064,917	THB	285,740,000	Deutsche Bank AG	11/15/16	—	(125,896)
USD	1,523,342	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(23,780)
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	38,238	—
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	10,502	—
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	20,272	—
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	48,489	—
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	—	(73,290)
USD	1,198,586	PEN	4,409,000	BNP Paribas	12/7/16	—	(100,895)
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	—	(16,978)
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	274,090	—
USD	1,680,687	PEN	5,674,000	BNP Paribas	12/21/16	10,393	—
TWD	202,955,000	USD	6,285,382	Deutsche Bank AG	1/12/17	129,708	—
TWD	150,692,000	USD	4,669,001	JPMorgan Chase Bank, N.A.	1/12/17	94,138	—
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(609,551)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	—	(354,924)
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(259,493)
TWD	194,319,000	USD	6,011,415	BNP Paribas	1/17/17	131,497	—
TWD	193,943,000	USD	6,006,287	BNP Paribas	1/17/17	124,739	—
TWD	195,044,000	USD	6,053,507	Citibank, N.A.	1/17/17	112,324	—
TWD	179,661,000	USD	5,562,260	Deutsche Bank AG	1/17/17	117,276	—
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(364,062)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(381,608)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(364,121)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(363,049)
TWD	105,890,000	USD	3,286,468	BNP Paribas	1/19/17	61,154	—
TWD	97,065,000	USD	3,011,168	Goldman Sachs International	1/19/17	57,459	—
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(214,781)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	—	(208,221)

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	$84,601	$—
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	865,062	—
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	274,162	—
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	223,840	—
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(2,811,109)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(833,626)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(804,084)
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	117,152	—
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	49,277	—
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	109,280	—
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	70,503	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	12,052	—
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	90,455	—
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	56,876	—
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	135,851	—
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	86,381	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	129,807	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	96,456	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	85,736	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	125,155	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	—	(55,135)
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(42,103)
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	—	(458,787)

						$6,841,167	$(29,384,331)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	4	Long	Oct-16	$548,320	$541,240	$(7,080)
Equity Futures
E-mini S&P 500 Index	520	Short	Sep-16	(52,832,000)	(56,373,200)	(3,541,200)
Interest Rate Futures
CME 90-Day Eurodollar	3,260	Short	Mar-17	(803,000,305)	(807,991,000)	(4,990,695)
CME 90-Day Eurodollar	1,052	Short	Mar-18	(260,725,050)	(260,422,600)	302,450
CME 90-Day Eurodollar	2,285	Short	Jun-18	(563,913,013)	(565,480,375)	(1,567,362)
Japan 10-Year Bond	74	Short	Sep-16	(110,828,049)	(110,671,828)	156,221
U.S. 5-Year Deliverable Interest Rate Swap	415	Short	Sep-16	(43,043,281)	(43,361,015)	(317,734)
U.S. 5-Year Treasury Note	1,327	Short	Sep-16	(160,337,578)	(161,914,734)	(1,577,156)
U.S. 10-Year Deliverable Interest Rate Swap	400	Short	Sep-16	(42,445,442)	(43,293,750)	(848,308)
U.S. 10-Year Treasury Note	298	Short	Sep-16	(39,829,563)	(39,647,969)	181,594
U.S. Ultra-Long Treasury Bond	334	Long	Sep-16	64,152,469	63,637,438	(515,031)

						$(12,724,301)

CME: Chicago Mercantile Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

16

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(17,156)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	(576,238)

							$(593,394)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$29,000	Receives	Return on CPI-U (NSA)	Pays	1.86%	3/22/26	$(399,669)
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.85	5/10/26	(272,356)
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	7,318
Citibank, N.A.	25,000	Receives	Return on CPI-U (NSA)	Pays	1.83	4/15/26	(209,760)
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	803,671
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,989,931)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	96,120
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(377,564)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	(578,040)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	(554,340)

							$(3,474,551)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$88,749
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	117,765
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	115,166
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	6,166
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(99,030)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(27,871)
CME Group, Inc.(1)	USD	12,300	Receives	3-month USD-LIBOR-BBA	2.25	(2)	9/21/26	(355,334)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	26,051,593
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	19,122,834
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	503
LCH.Clearnet(1)	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94		8/1/26	(6,339)
LCH.Clearnet	JPY	150,490	Receives	6-month JPY-LIBOR-BBA	0.22		7/14/46	42,872
LCH.Clearnet	JPY	811,440	Receives	6-month JPY-LIBOR-BBA	0.24		7/15/46	185,770
LCH.Clearnet	JPY	300,970	Receives	6-month JPY-LIBOR-BBA	0.25		7/15/46	65,603
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,014,967

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02%		11/27/17	$752,096
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,354,710
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	7,599,558
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,045,149
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,719,576
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	6,225
LCH.Clearnet(1)	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	683
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(6,007)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(26,423,339)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(19,288,951)
LCH.Clearnet(1)	USD	1,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(85,236)

								$13,997,878

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	33,718	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(18,022)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	3,636
BNP Paribas	CNY	126,610	Pays	7-day China Fixing Repo Rates	2.50	5/6/18	28,210
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,347,354
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,070,156
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,567,227
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,012,153
Deutsche Bank AG	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	7,962
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	5,415
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	10,197
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	6,463
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	1,985
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	4,141
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	6,341
Deutsche Bank AG	CNY	84,666	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(44,171)
Deutsche Bank AG	CNY	120,580	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	31,122
Goldman Sachs International	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	7,962

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49%	6/25/17	$20,292
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	6,563
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	2,521
Goldman Sachs International	CNY	69,940	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	13,535
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,014,886
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	20,292
JPMorgan Chase Bank, N.A.	CNY	116,360	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	26,626
JPMorgan Chase Bank, N.A.	CNY	135,280	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	30,956
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	11,596
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	28,421
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	4,948
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	1,651
Standard Chartered Bank	CNY	98,159	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(52,466)
Standard Chartered Bank	CNY	124,190	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	32,053

							$8,210,005

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	2.79%	$1,543,157	$(788,340)	$754,817
Markit CDX North America High Yield Index	ICE Clear Credit	29,700	5.00	(1)	12/20/20	3.74	1,628,134	44,147	1,672,281

Total		$50,070					$3,171,291	$(744,193)	$2,427,098

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,070,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

19

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	$ 43,008	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD-LIBOR-BBA	1/12/43	$145,212

							$145,212

Currency Abbreviations:

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2016 were $14,297,497 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)	Number of Contracts	Notional Amount — Swaptions (000’s omitted)			Premiums Received
Currency	USD		EUR	GBP	USD	USD
Outstanding, beginning of period	231,165	986	19,400	14,200	23,000	14,298,832
Options written	353,600	5,076	178,000	75,000	563,000	21,229,122
Options terminated in closing purchase transactions	—	(96)	—	(5,000)	—	(360,480)
Options exercised	(277,613)	(2,844)	(98,700)	(42,100)	(108,000)	(15,569,712)
Options expired	(214,152)	(3,034)	(98,700)	(42,100)	(108,000)	(11,059,776)

Outstanding, end of period	93,000	88	—	—	370,000	8,537,986

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

20

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and volatility swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$—	$(7,080)
Commodity	Options written	—	(291,280)

Total		$—	$(298,360)

Credit	Credit default swaps (centrally cleared)*	$2,427,098	$—
Credit	Credit default swaptions written	—	(897,100)

Total		$2,427,098	$(897,100)

Equity Price	Financial futures contracts*	$—	$(3,541,200)

Total		$—	$(3,541,200)

Foreign Exchange	Currency options purchased	$6,911,480	$—
Foreign Exchange	Currency options written	—	(4,840,992)
Foreign Exchange	Forward foreign currency exchange contracts	6,841,167	(29,384,331)

Total		$13,752,647	$(34,225,323)

Interest Rate	Financial futures contracts*	$640,265	$(9,816,286)
Interest Rate	Inflation swaps	907,109	(4,381,660)
Interest Rate	Inflation swaps (centrally cleared)	—	(593,394)
Interest Rate	Interest rate swaps	8,324,664	(114,659)
Interest Rate	Interest rate swaps (centrally cleared)	60,289,985	(46,292,107)
Interest Rate	Interest rate swaptions purchased	224,276	—
Interest Rate	Interest rate swaptions written	—	(719,237)
Interest Rate	Total return swaps	145,212	—

Total		$70,531,511	$(61,917,343)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

21

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,592,252,065

Gross unrealized appreciation	$40,650,562
Gross unrealized depreciation	(112,765,998)

Net unrealized depreciation	$(72,115,436)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$252,503,046	$—	$252,503,046
Mortgage Pass-Throughs	—	49,354,761	—	49,354,761
Commercial Mortgage-Backed Securities	—	153,813,714	—	153,813,714
Asset-Backed Securities	—	194,246,165	—	194,246,165
Senior Floating-Rate Loans	—	111,975,934	—	111,975,934
Foreign Government Bonds	—	432,812,828	—	432,812,828
U.S. Treasury Obligations	—	111,457,620	—	111,457,620
U.S. Government Agency Obligations	—	23,929,751	—	23,929,751
Closed-End Funds	102,504,838	—	—	102,504,838
Currency Options Purchased	—	6,911,480	—	6,911,480
Interest Rate Swaptions Purchased	—	224,276	—	224,276
Short-Term Investments -
Foreign Government Securities	—	2,437,578	—	2,437,578
U.S. Treasury Obligations	—	16,494,671	—	16,494,671
Other	—	55,669,724	—	55,669,724
Total Investments	$102,504,838	$1,411,831,548	$—	$1,514,336,386
Forward Foreign Currency Exchange Contracts	$—	$6,841,167	$—	$6,841,167
Futures Contracts	640,265	—	—	640,265
Swap Contracts	—	72,838,261	—	72,838,261
Total	$103,145,103	$1,491,510,976	$—	$1,594,656,079

Liability Description
Call Options Written	$(196,240)	$—	$—	$(196,240)
Put Options Written	(95,040)	—	—	(95,040)
Interest Rate Swaptions Written	—	(719,237)	—	(719,237)
Credit Default Swaptions Written	—	(897,100)	—	(897,100)
Currency Options Written	—	(4,840,992)	—	(4,840,992)
Forward Foreign Currency Exchange Contracts	—	(29,384,331)	—	(29,384,331)
Futures Contracts	(13,364,566)	—	—	(13,364,566)
Swap Contracts	—	(51,381,820)	—	(51,381,820)
Total	$(13,655,846)	$(87,223,480)	$—	$(100,879,326)

22

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2016, the Fund owned 1.2% of Tax-Managed Growth Portfolio’s outstanding interests, 47.8% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.6% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 30.7% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 17.7% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2016 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 89.4%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $80,845,555)		$135,484,037

Tax-Managed International Equity Portfolio (identified cost, $32,216,408)		32,353,133

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,446,332)		52,615,581

Tax-Managed Small-Cap Portfolio (identified cost, $39,790,155)		46,071,121

Tax-Managed Value Portfolio (identified cost, $86,932,375)		119,518,818

Total Investments in Affiliated Portfolios (identified cost $274,230,825)		$386,042,690

Preferred Stocks — 3.3%

Security	Shares	Value
Banks — 1.3%
KeyCorp, Series A, 7.75% (Convertible)	5,000	$675,000
Regions Financial Corp., Series A, 6.375%	39,526	1,064,040
Royal Bank of Scotland Group PLC, Series L, 5.75%	50,000	1,252,500
SunTrust Banks, Inc., Series E, 5.875%	20,000	530,450
Texas Capital Bancshares, Inc., 6.50%	40,000	1,023,200
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,184,821

		$5,730,011

Capital Markets — 0.6%
KKR & Co., LP, Series A, 6.75%	28,000	$764,960
Morgan Stanley, Series G, 6.625%	21,325	584,305
Northern Trust Corp., Series C, 5.85%	40,000	1,112,500

		$2,461,765

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,044,800
Discover Financial Services, Series B, 6.50%	20,000	534,250

		$1,579,050

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,052,500

		$1,052,500

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,716	$416,513
Southern Co. (The), 6.25%	23,828	667,184

		$1,083,697

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	25,822	$684,090

		$684,090

Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%	40,000	$1,032,400
Vornado Realty Trust, Series K, 5.70%	20,000	519,600

		$1,552,000

1

Security	Shares	Value
Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%	13,931	$362,206

		$362,206

Total Preferred Stocks (identified cost $13,698,674)		$14,505,319

Debt Obligations — 3.5%(1)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.5%
Banco do Brasil SA, 9.00% to 6/18/24(2)(3)(4)	$500	$405,250
Bank of America Corp., Series AA, 6.10% to 3/17/25(2)(4)	1,000	1,046,780
Barclays PLC, 8.25% to 12/15/18(2)(4)	1,030	1,051,887
BNP Paribas SA, 7.375% to 8/19/25(2)(3)(4)	925	944,656
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(3)	500	456,875
Credit Agricole SA, 7.875% to 1/23/24(2)(3)(4)	365	363,175
Deutsche Bank AG, 7.50% to 4/30/25(2)(4)	600	507,750
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(2)(4)	500	485,500
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(2)(4)	1,673	1,726,536
Lloyds Banking Group PLC, 7.50% to 6/27/24(2)(4)	1,200	1,200,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(2)(4)	910	906,588
Societe Generale SA, 8.25% to 11/29/18(2)(4)(5)	1,200	1,225,500
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)(4)	200	214,000
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)(4)	87	92,003

		$10,626,500

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(2)(3)	$515	$554,912
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	800	929,000

		$1,483,912

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,019,430

		$1,019,430

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(3)	$885	$986,775

		$986,775

Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(2)(3)(4)(7)	$500	$30,000

		$30,000

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(2)(3)(4)	$964	$903,750

		$903,750

Total Debt Obligations (identified cost $15,447,912)		$15,050,367

Exchange-Traded Funds — 3.8%

Security	Shares	Value
Equity Funds — 3.8%
iShares U.S. Preferred Stock ETF	407,636	$16,415,502

Total Exchange-Traded Funds (identified cost $16,014,077)		$16,415,502

2

Value
Total Investments — 100.0% (identified cost $319,391,488)	$432,013,878

Other Assets, Less Liabilities — (0.0)%(6)	$(177,604)

Net Assets — 100.0%	$431,836,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $6,807,823 or 1.6% of the Fund’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $1,225,500 or 0.3% of the Fund’s net assets.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$302,337,936

Gross unrealized appreciation	$130,424,171
Gross unrealized depreciation	(748,229)

Net unrealized appreciation	$129,675,942

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$386,042,690	$—	$—	$386,042,690
Preferred Stocks
Financials	9,507,832	3,229,700	—	12,737,532
Industrials	—	684,090	—	684,090
Utilities	667,184	416,513	—	1,083,697
Total Preferred Stocks	$10,175,016	$4,330,303	$—	$14,505,319
Debt Obligations	$—	$15,050,367	$—	$15,050,367
Exchange-Traded Funds	16,415,502	—	—	16,415,502
Total Investments	$412,633,208	$19,380,670	$—	$432,013,878

3

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
CAE, Inc.	577,941	$7,710,896
United Technologies Corp.	124,512	13,403,717

		$21,114,613

Banks — 6.8%
DBS Group Holdings, Ltd.	349,751	$4,043,417
JPMorgan Chase & Co.	228,153	14,594,947
Mitsubishi UFJ Financial Group, Inc.	2,015,237	10,188,079
U.S. Bancorp	154,381	6,510,247
Wells Fargo & Co.	388,294	18,626,463

		$53,963,153

Beverages — 4.1%
Anheuser-Busch Inbev SA/NV	82,409	$10,646,595
Constellation Brands, Inc., Class A	50,381	8,294,224
Diageo PLC	483,297	13,849,679

		$32,790,498

Biotechnology — 4.6%
Celgene Corp.(1)	103,293	$11,588,442
Gilead Sciences, Inc.	107,240	8,522,363
Shire PLC	252,983	16,343,314

		$36,454,119

Capital Markets — 0.8%
Credit Suisse Group AG	218,532	$2,513,057
Credit Suisse Group AG(2)	315,146	3,624,090

		$6,137,147

Commercial Services & Supplies — 0.8%
Brambles, Ltd.	611,409	$6,254,536

		$6,254,536

Diversified Telecommunication Services — 2.0%
Nippon Telegraph & Telephone Corp.	342,196	$16,261,069

		$16,261,069

Electric Utilities — 2.5%
American Electric Power Co., Inc.	110,574	$7,662,778
NextEra Energy, Inc.	98,243	12,603,595

		$20,266,373

Electrical Equipment — 1.0%
Legrand SA	142,275	$7,850,373

		$7,850,373

Electronic Equipment, Instruments & Components — 2.0%
Keyence Corp.	22,312	$15,738,290

		$15,738,290

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	76,651	$6,171,939

		$6,171,939

Food Products — 0.8%
Kerry Group PLC, Class A	71,973	$6,158,349

		$6,158,349

1

Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	128,471	$11,257,914

		$11,257,914

Hotels, Restaurants & Leisure — 0.6%
Accor SA	108,974	$4,562,107

		$4,562,107

Household Durables — 1.7%
Newell Brands, Inc.	265,219	$13,913,389

		$13,913,389

Household Products — 1.2%
Reckitt Benckiser Group PLC	97,163	$9,420,931

		$9,420,931

Insurance — 4.8%
AIA Group, Ltd.	1,501,227	$9,351,427
Chubb, Ltd.	106,520	13,342,695
Prudential PLC	326,221	5,750,774
St. James’s Place PLC	784,872	9,605,591

		$38,050,487

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(1)	13,581	$10,305,399

		$10,305,399

Internet Software & Services — 6.0%
Alphabet, Inc., Class C(1)	39,648	$30,480,986
Facebook, Inc., Class A(1)	142,766	17,694,418

		$48,175,404

IT Services — 2.2%
Visa, Inc., Class A	230,672	$18,003,950

		$18,003,950

Machinery — 3.3%
Fortive Corp.(1)	118,280	$5,702,279
Komatsu, Ltd.	246,780	4,795,368
Kubota Corp.	935,173	13,547,981
Melrose Industries PLC	250,465	2,268,278

		$26,313,906

Media — 2.1%
Time Warner, Inc.	219,516	$16,825,901

		$16,825,901

Multi-Utilities — 0.6%
National Grid PLC	337,654	$4,841,561

		$4,841,561

Multiline Retail — 0.6%
Dollar General Corp.	52,653	$4,988,345

		$4,988,345

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	202,604	$11,047,996
Chevron Corp.	78,810	8,076,449
Occidental Petroleum Corp.	116,596	8,713,219
Royal Dutch Shell PLC, Class B	645,596	17,172,025

		$45,009,689

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	137,467	$12,770,684

		$12,770,684

2

Security	Shares	Value
Pharmaceuticals — 10.8%
Allergan PLC(1)	63,297	$16,010,976
Bayer AG	77,370	8,317,108
Eli Lilly & Co.	168,418	13,960,168
Johnson & Johnson	118,928	14,893,354
Novo Nordisk A/S, Class B	213,432	12,137,084
Roche Holding AG PC	37,786	9,645,555
Teva Pharmaceutical Industries, Ltd. ADR	207,641	11,108,794

		$86,073,039

Professional Services — 1.5%
Verisk Analytics, Inc.(1)	140,507	$11,982,437

		$11,982,437

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	41,374	$4,789,868
Equity Residential	225,406	15,325,354

		$20,115,222

Road & Rail — 2.0%
Union Pacific Corp.	174,173	$16,206,798

		$16,206,798

Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV	122,714	$13,474,073
Infineon Technologies AG	279,602	4,635,236

		$18,109,309

Specialty Retail — 3.2%
Industria de Diseno Textil SA	273,497	$9,458,549
Lowe’s Cos., Inc.	198,646	16,344,593

		$25,803,142

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	62,257	$6,487,802

		$6,487,802

Textiles, Apparel & Luxury Goods — 2.9%
LVMH Moet Hennessy Louis Vuitton SE	59,017	$10,106,207
NIKE, Inc., Class B	118,036	6,550,998
Pandora A/S	47,503	6,187,318

		$22,844,523

Tobacco — 1.6%
Reynolds American, Inc.	255,143	$12,772,459

		$12,772,459

Trading Companies & Distributors — 0.7%
Brenntag AG	113,226	$5,624,617

		$5,624,617

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	2,322,559	$7,055,658

		$7,055,658

Total Common Stocks (identified cost $692,274,760)		$726,675,132

Preferred Stocks — 3.9%

Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(3)	18,968	$2,049,138
CoBank ACB, Series F, 6.25% to 10/1/22(3)	21,750	2,262,000
Farm Credit Bank of Texas, Series 1, 10.00%	635	763,587

3

Security	Shares	Value
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	25,910	$700,865
KeyCorp, Series A, 7.75% (Convertible)	13,268	1,791,180
Regions Financial Corp., Series A, 6.375%	21,219	571,215
Royal Bank of Scotland Group PLC, Series L, 5.75%	76,412	1,914,121
Texas Capital Bancshares, Inc., 6.50%	59,990	1,534,544
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	355,469
Webster Financial Corp., Series E, 6.40%	67,815	1,799,980
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	2,102,060

		$15,844,159

Capital Markets — 0.0%(4)
KKR & Co., LP, Series A, 6.75%	12,828	$350,461

		$350,461

Consumer Finance — 0.2%
Capital One Financial Corp., Series B, 6.00%	6,500	$169,780
SLM Corp., Series B, 2.353%(5)	24,070	1,209,517

		$1,379,297

Diversified Financial Services — 0.1%
KKR Financial Holdings, LLC, Series A, 7.375%	21,100	$555,194

		$555,194

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	6,732	$174,965
Southern Co. (The), 6.25%	41,700	1,167,600

		$1,342,565

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(6)	16,860	$1,517,400

		$1,517,400

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)(7)	5,000	$2,000,312

		$2,000,312

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	39,654	$1,050,534

		$1,050,534

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$776,399

		$776,399

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	99,305	$2,537,491

		$2,537,491

Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., Series K, 6.25%	35,725	$928,225

		$928,225

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank, 8.998% to 12/31/17(3)	1,880	$1,748,400
EverBank Financial Corp., Series A, 6.75%	48,978	1,273,428

		$3,021,828

Total Preferred Stocks (identified cost $31,943,646)		$31,303,865

4

Corporate Bonds & Notes — 4.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.7%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(6)(8)	$200	$217,841
Banco do Brasil SA, 9.00% to 6/18/24(3)(6)(8)	513	415,787
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(8)	1,351	1,414,200
Barclays PLC, 8.25% to 12/15/18(3)(8)	831	848,659
BNP Paribas SA, 7.375% to 8/19/25(3)(6)(8)	757	773,086
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(6)	1,023	934,766
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(8)	981	1,058,254
Credit Agricole SA, 7.875% to 1/23/24(3)(6)(8)	545	542,275
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(8)	835	889,275
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(8)	421	434,472
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(8)	1,725	1,725,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(8)	1,170	1,165,612
Societe Generale SA, 8.25% to 11/29/18(3)(8)(9)	2,082	2,126,242
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(8)	211	205,198
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(8)	1,123	1,187,572

		$13,938,239

Capital Markets — 0.3%
UBS Group AG, 6.875% to 8/7/25(3)(8)(9)	$2,117	$2,085,245

		$2,085,245

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(6)	$863	$793,960
Leucadia National Corp., 6.625%, 10/23/43	1,150	1,119,815
PPTT, 2006-A GS, Class A, 5.925%(6)(8)	4,541	4,289,088
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(6)	524	332,740

		$6,535,603

Electric Utilities — 0.7%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(6)	$1,260	$1,357,650
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	1,580	1,706,013
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(6)	1,908	2,215,665
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(3)	160	157,200

		$5,436,528

Energy Equipment & Services — 0.0%(4)
Abengoa Finance S.A.U., 7.75%, 2/1/20(6)(10)	$967	$55,603

		$55,603

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(6)(8)	$1,542	$1,630,665

		$1,630,665

Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21	$343	$290,693
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)	765	739,181
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(8)	2,952	2,044,260

		$3,074,134

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(6)	$1,271	$1,417,165

		$1,417,165

Multi-Utilities — 0.0%(4)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)	$200	$206,000

		$206,000

Oil, Gas & Consumable Fuels — 0.0%(4)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(6)(8)(10)	$1,824	$109,440

		$109,440

5

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(6)(8)	$2,103	$1,971,562

		$1,971,562

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(6)	$390	$400,413

		$400,413

Total Corporate Bonds & Notes (identified cost $39,727,429)		$36,860,597

Short-Term Investments — 0.0%(4)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(11)	$10	$10,320

Total Short-Term Investments (identified cost $10,320)		$10,320

Total Investments — 99.5% (identified cost $763,956,155)		$794,849,914

Other Assets, Less Liabilities — 0.5%		$3,785,818

Net Assets — 100.0%		$798,635,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $18,975,106 or 2.4% of the Fund’s net assets.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $4,211,487 or 0.5% of the Fund’s net assets.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $38,886.

6

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.3%	$470,975,936
Japan	7.6	60,530,787
United Kingdom	7.3	58,445,864
Netherlands	3.9	30,646,098
France	3.3	25,960,290
Ireland	3.1	24,545,923
Germany	2.3	18,576,961
Denmark	2.3	18,324,402
Switzerland	2.2	17,867,947
Israel	1.4	11,108,794
Belgium	1.3	10,646,595
Spain	1.2	9,514,152
Canada	1.2	9,416,909
Hong Kong	1.2	9,351,427
Australia	1.0	7,889,542
Singapore	0.5	4,043,417
Italy	0.3	2,215,665
Colombia	0.2	1,971,562
Brazil	0.2	1,459,993
Chile	0.2	1,357,650

Total Investments	100.0%	$794,849,914

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

The Fund did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$767,846,289

Gross unrealized appreciation	$57,679,016
Gross unrealized depreciation	(30,675,391)

Net unrealized appreciation	$27,003,625

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$68,928,625	$30,314,181		$—	$99,242,806
Consumer Staples	33,837,367	40,075,554		—	73,912,921
Energy	34,009,603	17,172,025		—	51,181,628
Financials	73,189,574	45,076,435		—	118,266,009
Health Care	87,342,011	46,443,061		—	133,785,072
Industrials	55,006,127	40,341,153		—	95,347,280
Information Technology	72,667,156	33,847,599		—	106,514,755
Telecommunication Services	—	23,316,727		—	23,316,727
Utilities	20,266,373	4,841,561		—	25,107,934
Total Common Stocks	$445,246,836	$281,428,296	**	$—	$726,675,132
Preferred Stocks
Consumer Staples	$—	$1,517,400		$—	$1,517,400
Energy	—	2,537,491		—	2,537,491
Financials	10,763,123	11,316,041		2,000,312	24,079,476
Industrials	—	1,050,534		—	1,050,534
Utilities	2,118,964	—		—	2,118,964
Total Preferred Stocks	$12,882,087	$16,421,466		$2,000,312	$31,303,865
Corporate Bonds & Notes	$—	$36,860,597		$—	$36,860,597
Short-Term Investments	—	10,320		—	10,320
Total Investments	$458,128,923	$334,720,679		$2,000,312	$794,849,914

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $70,772,837 and the Fund owned 57.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	8,944	$1,247,956
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,265,915

		$2,513,871

Beverages — 3.2%
Anheuser-Busch Inbev SA/NV ADR	12,700	$1,643,888
Constellation Brands, Inc., Class A	13,728	2,260,041

		$3,903,929

Biotechnology — 8.0%
Biogen, Inc.(1)	7,163	$2,076,769
Celgene Corp.(1)	25,644	2,877,000
Gilead Sciences, Inc.	29,988	2,383,146
Incyte Corp.(1)	7,094	639,950
Vertex Pharmaceuticals, Inc.(1)	20,078	1,947,566

		$9,924,431

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	36,553	$2,312,708

		$2,312,708

Capital Markets — 1.6%
Charles Schwab Corp. (The)	68,069	$1,934,521

		$1,934,521

Chemicals — 2.4%
Celanese Corp., Series A	16,700	$1,059,114
Monsanto Co.	8,860	945,982
RPM International, Inc.	17,584	954,108

		$2,959,204

Commercial Services & Supplies — 1.2%
Tyco International PLC	32,590	$1,485,126

		$1,485,126

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	8,865	$1,160,340

		$1,160,340

Distributors — 0.6%
LKQ Corp.(1)	21,491	$739,075

		$739,075

Diversified Financial Services — 0.7%
S&P Global, Inc.	7,512	$917,966

		$917,966

Electrical Equipment — 1.3%
AMETEK, Inc.	34,300	$1,613,129

		$1,613,129

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	5,796	$969,207
Sprouts Farmers Market, Inc.(1)	52,822	1,221,773

		$2,190,980

1

Security	Shares	Value
Food Products — 3.3%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,800,425
Mondelez International, Inc., Class A	21,503	945,702
Pinnacle Foods, Inc.	25,943	1,302,598

		$4,048,725

Health Care Equipment & Supplies — 5.8%
Medtronic PLC	24,352	$2,133,966
Stryker Corp.	20,400	2,372,112
Zimmer Biomet Holdings, Inc.	19,930	2,613,620

		$7,119,698

Household Durables — 1.5%
Newell Brands, Inc.	36,526	$1,916,154

		$1,916,154

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$1,056,906

		$1,056,906

Internet & Catalog Retail — 7.8%
Amazon.com, Inc.(1)	8,000	$6,070,480
Netflix, Inc.(1)	22,400	2,044,000
Priceline Group, Inc. (The)(1)	1,116	1,507,504

		$9,621,984

Internet Software & Services — 13.5%
Alphabet, Inc., Class A(1)	4,500	$3,561,030
Alphabet, Inc., Class C(1)	5,402	4,153,004
Facebook, Inc., Class A(1)	44,686	5,538,383
GrubHub, Inc.(1)	54,396	2,062,696
Twitter, Inc.(1)	79,863	1,328,920

		$16,644,033

IT Services — 3.3%
Fiserv, Inc.(1)	6,987	$771,085
Visa, Inc., Class A	42,000	3,278,100

		$4,049,185

Media — 2.4%
Time Warner, Inc.	15,861	$1,215,746
Walt Disney Co. (The)	18,163	1,742,740

		$2,958,486

Multiline Retail — 0.5%
Dollar General Corp.	6,399	$606,241

		$606,241

Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	40,020	$1,531,965
EOG Resources, Inc.	15,894	1,298,540

		$2,830,505

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,425,365

		$1,425,365

Pharmaceuticals — 3.9%
Allergan PLC(1)	8,766	$2,217,360
Bristol-Myers Squibb Co.	34,964	2,615,657

		$4,833,017

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	14,100	$1,172,133
Union Pacific Corp.	10,178	947,063

		$2,119,196

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.6%
Broadcom, Ltd.	15,300	$2,478,294
Monolithic Power Systems, Inc.	32,100	2,334,312
NXP Semiconductors NV(1)	22,870	1,923,139
Texas Instruments, Inc.	20,275	1,414,181

		$8,149,926

Software — 6.4%
Adobe Systems, Inc.(1)	24,954	$2,441,999
Fortinet, Inc.(1)	24,844	861,838
salesforce.com, inc.(1)	33,800	2,764,840
SecureWorks Corp., Class A(1)	127,588	1,889,578

		$7,958,255

Specialty Retail — 6.8%
Home Depot, Inc. (The)	19,402	$2,682,132
Lowe’s Cos., Inc.	24,472	2,013,556
TJX Cos., Inc. (The)	16,916	1,382,376
Tractor Supply Co.	25,600	2,346,240

		$8,424,304

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	33,551	$3,496,350

		$3,496,350

Tobacco — 1.2%
Philip Morris International, Inc.	14,533	$1,457,079

		$1,457,079

Trading Companies & Distributors — 2.1%
United Rentals, Inc.(1)	19,100	$1,521,697
W.W. Grainger, Inc.	4,895	1,071,271

		$2,592,968

Total Common Stocks (identified cost $80,309,909)		$122,963,657

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$479	$479,499

Total Short-Term Investments (identified cost $479,499)		$479,499

Total Investments — 100.0% (identified cost $80,789,408)		$123,443,156

Other Assets, Less Liabilities — (0.0)%(3)		$(54,318)

Net Assets — 100.0%		$123,388,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $3,160.

(3)	Amount is less than (0.05)%.

3

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,808,517

Gross unrealized appreciation	$44,663,885
Gross unrealized depreciation	(2,029,246)

Net unrealized appreciation	$42,634,639

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$122,963,657	*	$—	$—	$122,963,657
Short-Term Investments	—		479,499	—	479,499
Total Investments	$122,963,657		$479,499	$—	$123,443,156

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $104,045,255 and the Fund owned 69.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	17,310	$1,540,417
Hexcel Corp.	76,905	3,319,989
Mercury Systems, Inc.(1)	66,919	1,734,540

		$6,594,946

Banks — 6.2%
Bank of the Ozarks, Inc.	62,791	$2,259,848
BankUnited, Inc.	85,502	2,566,770
Eagle Bancorp, Inc.(1)	45,126	2,326,246
Western Alliance Bancorp(1)	64,970	2,210,929

		$9,363,793

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	54,658	$2,321,325

		$2,321,325

Capital Markets — 1.9%
Lazard, Ltd., Class A	78,109	$2,791,616

		$2,791,616

Chemicals — 3.3%
Balchem Corp.	61,238	$3,911,271
Chemtura Corp.(1)	39,360	1,105,622

		$5,016,893

Commercial Services & Supplies — 4.9%
Interface, Inc.	148,965	$2,660,515
Multi-Color Corp.	34,840	2,249,967
Team, Inc.(1)	90,787	2,506,629

		$7,417,111

Construction Materials — 1.5%
U.S. Concrete, Inc.(1)	34,970	$2,255,565

		$2,255,565

Diversified Consumer Services — 5.3%
Grand Canyon Education, Inc.(1)	49,970	$2,101,738
Houghton Mifflin Harcourt Co.(1)	133,280	2,259,096
ServiceMaster Global Holdings, Inc.(1)	96,057	3,633,837

		$7,994,671

Diversified Financial Services — 0.9%
Bats Global Markets, Inc.(1)	55,589	$1,410,849

		$1,410,849

Electronic Equipment, Instruments & Components — 2.7%
FEI Co.	24,538	$2,611,334
MTS Systems Corp.	30,580	1,450,409

		$4,061,743

Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	54,580	$871,643

		$871,643

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.(1)	62,320	$1,441,462

		$1,441,462

1

Security	Shares	Value
Food Products — 2.7%
Pinnacle Foods, Inc.	81,474	$4,090,810

		$4,090,810

Health Care Equipment & Supplies — 7.1%
ICU Medical, Inc.(1)	33,479	$3,909,008
Integra LifeSciences Holdings Corp.(1)	37,285	3,142,007
West Pharmaceutical Services, Inc.	44,126	3,542,435

		$10,593,450

Health Care Providers & Services — 3.5%
AmSurg Corp.(1)	30,868	$2,315,409
Team Health Holdings, Inc.(1)	72,340	2,954,365

		$5,269,774

Household Durables — 2.1%
Helen of Troy, Ltd.(1)	31,058	$3,093,687

		$3,093,687

Insurance — 6.0%
First American Financial Corp.	89,765	$3,753,075
Horace Mann Educators Corp.	68,235	2,332,272
RLI Corp.	14,490	987,783
Stewart Information Services Corp.	45,780	1,959,842

		$9,032,972

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	47,934	$1,862,236
CSG Systems International, Inc.	55,730	2,243,690
Euronet Worldwide, Inc.(1)	43,589	3,324,097

		$7,430,023

Life Sciences Tools & Services — 2.7%
Cambrex Corp.(1)	21,560	$1,129,960
VWR Corp.(1)	93,470	2,927,480

		$4,057,440

Machinery — 2.5%
RBC Bearings, Inc.(1)	48,813	$3,711,252

		$3,711,252

Marine — 2.1%
Kirby Corp.(1)	56,972	$3,104,404

		$3,104,404

Oil, Gas & Consumable Fuels — 5.5%
Diamondback Energy, Inc.(1)	33,211	$2,915,594
PDC Energy, Inc.(1)	45,296	2,480,862
Rice Energy, Inc.(1)	125,530	2,927,359

		$8,323,815

Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	61,600	$2,319,856
CubeSmart	112,916	3,354,735
DCT Industrial Trust, Inc.	45,450	2,282,499
Post Properties, Inc.	40,902	2,600,958

		$10,558,048

Road & Rail — 1.6%
Landstar System, Inc.	33,450	$2,357,891

		$2,357,891

Semiconductors & Semiconductor Equipment — 3.8%
Cirrus Logic, Inc.(1)	70,686	$3,434,633
Cypress Semiconductor Corp.	191,513	2,229,211

		$5,663,844

2

Security	Shares	Value
Software — 4.1%
Mentor Graphics Corp.	160,769	$3,434,026
Verint Systems, Inc.(1)	76,875	2,711,381

		$6,145,407

Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	32,460	$2,483,514
Sally Beauty Holdings, Inc.(1)	76,620	2,247,265

		$4,730,779

Textiles, Apparel & Luxury Goods — 0.7%
Kate Spade & Co.(1)	34,420	$746,570
Steven Madden, Ltd.(1)	9,880	345,997

		$1,092,567

Thrifts & Mortgage Finance — 2.0%
Essent Group, Ltd.(1)	124,630	$2,986,135

		$2,986,135

Total Common Stocks (identified cost $114,309,537)		$143,783,915

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$9,658	$9,658,244

Total Short-Term Investments (identified cost $9,658,244)		$9,658,244

Total Investments — 102.2% (identified cost $123,967,781)		$153,442,159

Other Assets, Less Liabilities — (2.2)%		$(3,324,401)

Net Assets — 100.0%		$150,117,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $13,209.

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,854,171

Gross unrealized appreciation	$32,092,175
Gross unrealized depreciation	(2,504,187)

Net unrealized appreciation	$29,587,988

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$143,783,915	*	$—	$—	$143,783,915
Short-Term Investments	—		9,658,244	—	9,658,244
Total Investments	$143,783,915		$9,658,244	$—	$153,442,159

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Global Small-Cap Fund

July 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Global Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $23,700,596 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Global Small-Cap Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 3.0%
Ansell, Ltd.	8,282	$122,030
carsales.com, Ltd.	11,668	112,830
Challenger, Ltd.	13,658	98,760
Mirvac Group	65,008	108,752
OceanaGold Corp.	28,069	101,471
Regis Resources, Ltd.	22,540	70,070
Super Retail Group, Ltd.	11,586	86,421

		$700,334

Austria — 0.8%
ams AG	3,252	$107,821
Mayr Melnhof Karton AG	812	89,025

		$196,846

Bermuda — 1.3%
Essent Group, Ltd.(1)	4,403	$105,496
Genpact, Ltd.(1)	7,175	192,075

		$297,571

Canada — 5.3%
Aecon Group, Inc.	10,719	$142,767
CAE, Inc.	18,769	250,416
Dominion Diamond Corp.	4,435	40,727
Encana Corp.	13,957	112,242
First Majestic Silver Corp.(1)	5,533	95,942
Gibson Energy, Inc.	9,437	107,695
Laurentian Bank of Canada	2,530	93,806
Linamar Corp.	1,361	54,027
North West Co., Inc. (The)	3,870	90,403
Sandvine Corp.	55,886	139,538
Seven Generations Energy, Ltd., Class A(1)	5,554	116,555

		$1,244,118

China — 0.8%
TAL Education Group ADR(1)	3,296	$198,452

		$198,452

Finland — 0.3%
Amer Sports Oyj	2,781	$78,954

		$78,954

France — 1.9%
Ipsen SA	2,989	$195,020
Metropole Television SA	3,584	65,208
Nexity SA	1,773	94,314
Rubis SCA	1,199	96,767

		$451,309

Germany — 1.0%
CTS Eventim AG & Co. KGaA	2,154	$74,985
Norma Group SE	1,990	103,480
Salzgitter AG	2,086	65,096

		$243,561

1

Security	Shares	Value
Hong Kong — 1.1%
Hysan Development Co., Ltd.	27,800	$128,200
Johnson Electric Holdings, Ltd.	48,551	122,174

		$250,374

Italy — 3.0%
Amplifon SpA	19,467	$194,273
Banca Generali SpA	6,780	140,356
Brembo SpA	1,618	94,623
Industria Macchine Automatiche SpA	1,604	94,660
MARR SpA	4,373	91,943
Moncler SpA	5,791	101,631

		$717,486

Japan — 11.8%
77 Bank, Ltd. (The)	24,900	$95,396
Advance Residence Investment Corp.	51	142,020
Ariake Japan Co., Ltd.	2,300	126,696
Asahi Intecc Co., Ltd.	2,600	119,545
Century Tokyo Leasing Corp.	3,300	114,342
Daifuku Co., Ltd.	7,300	153,388
Eiken Chemical Co., Ltd.	5,600	130,525
FP Corp.	2,500	130,532
Hoshizaki Corp.	1,500	135,735
MISUMI Group, Inc.	7,700	141,425
Morinaga & Co., Ltd.	14,000	92,338
Nomura Co., Ltd.	7,800	116,773
OYO Corp.	10,100	113,778
Penta-Ocean Construction Co., Ltd.	24,500	148,969
Relia, Inc.	19,700	188,730
Sac’s Bar Holdings, Inc.	10,500	111,898
Sakata INX Corp.	8,800	111,990
Sakata Seed Corp.	8,000	196,959
Sun Frontier Fudousan Co., Ltd.	10,400	102,506
Tokyu REIT, Inc.	99	141,445
Tosei Corp.	16,000	126,235
Yokohama Reito Co., Ltd.	6,500	67,124

		$2,808,349

Netherlands — 0.5%
Refresco Group NV(2)	6,920	$108,093

		$108,093

Norway — 0.8%
SpareBank 1 SR-Bank ASA	20,300	$94,370
XXL ASA(2)	8,121	98,705

		$193,075

Singapore — 0.4%
Global Logistic Properties, Ltd.	67,300	$96,509

		$96,509

Spain — 0.5%
Acciona SA	1,017	$75,067
Tecnicas Reunidas SA	1,477	45,804

		$120,871

Sweden — 1.1%
Boliden AB	2,871	$63,191
Indutrade AB	9,867	208,657

		$271,848

2

Security	Shares	Value
Switzerland — 2.4%
Belimo Holding AG	35	$110,958
Bucher Industries AG	649	161,162
Temenos Group AG	3,067	189,656
VZ Holding AG	340	101,525

		$563,301

United Kingdom — 7.2%
Bodycote PLC	25,400	$196,512
BTG PLC(1)	13,600	120,070
DS Smith PLC	29,230	151,595
Halma PLC	10,403	144,299
Hastings Group Holdings, Ltd.(2)	38,729	97,394
Hiscox, Ltd.	8,066	113,039
Inchcape PLC	5,900	52,606
John Wood Group PLC	8,208	71,809
Melrose Industries PLC	10,320	93,461
Moneysupermarket.com Group PLC	29,633	117,060
Regus PLC	43,118	174,234
St. James’s Place PLC	9,313	113,976
UNITE Group PLC (The)	14,504	121,550
WH Smith PLC	6,421	129,984

		$1,697,589

United States — 55.6%
Acadia Realty Trust	3,345	$125,973
Akamai Technologies, Inc.(1)	2,541	128,397
Alliant Energy Corp.	2,460	99,015
Ameris Bancorp	3,372	111,815
AMERISAFE, Inc.	1,637	95,814
AMETEK, Inc.	6,325	297,465
AmSurg Corp.(1)	1,705	127,892
Armstrong World Industries, Inc.(1)	4,402	186,953
Balchem Corp.	4,680	298,912
Bank of the Ozarks, Inc.	2,712	97,605
BankUnited, Inc.	3,285	98,616
Black Knight Financial Services, Inc., Class A(1)	2,628	102,098
Burlington Stores, Inc.(1)	2,883	220,578
Cambrex Corp.(1)	3,576	187,418
Chemtura Corp.(1)	7,723	216,939
Cirrus Logic, Inc.(1)	2,610	126,820
CMS Energy Corp.	2,191	98,989
CubeSmart	7,639	226,955
Curtiss-Wright Corp.	1,177	104,741
Cypress Semiconductor Corp.	9,471	110,242
DCT Industrial Trust, Inc.	2,559	128,513
Diamondback Energy, Inc.(1)	2,968	260,561
Douglas Emmett, Inc.	5,407	205,682
Eagle Bancorp, Inc.(1)	4,033	207,901
EastGroup Properties, Inc.	1,723	126,847
Essex Property Trust, Inc.	787	184,064
Euronet Worldwide, Inc.(1)	2,049	156,257
Federal Realty Investment Trust	1,441	244,538
First American Financial Corp.	4,651	194,458
First Republic Bank	4,184	299,867
Grand Canyon Education, Inc.(1)	3,812	160,333
Helen of Troy, Ltd.(1)	2,066	205,794
Hexcel Corp.	6,921	298,780
Hill-Rom Holdings, Inc.	1,941	103,708
Horace Mann Educators Corp.	4,275	146,119
ICU Medical, Inc.(1)	2,202	257,105
Infinera Corp.(1)	18,932	165,844
Infoblox, Inc.(1)	6,179	115,671

3

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	1,787	$150,590
Interface, Inc.	6,411	114,500
James River Group Holdings, Ltd.	2,912	98,018
Jazz Pharmaceuticals PLC(1)	794	119,870
Kate Spade & Co.(1)	4,655	100,967
Kirby Corp.(1)	4,002	218,069
Landstar System, Inc.	2,734	192,720
Lazard, Ltd., Class A	3,266	116,727
LKQ Corp.(1)	8,138	279,866
MEDNAX, Inc.(1)	1,765	121,626
Mentor Graphics Corp.	9,706	207,320
Mercury Systems, Inc.(1)	3,914	101,451
MTS Systems Corp.	4,414	209,356
Multi-Color Corp.	3,789	244,694
National Retail Properties, Inc.	1,926	102,386
NVR, Inc.(1)	80	136,400
PDC Energy, Inc.(1)	3,993	218,697
Penske Automotive Group, Inc.	3,153	124,922
Pinnacle Foods, Inc.	6,414	322,047
Pinnacle West Capital Corp.	1,228	96,852
Post Properties, Inc.	1,989	126,480
PS Business Parks, Inc.	1,697	188,180
RBC Bearings, Inc.(1)	2,655	201,860
RLI Corp.	2,848	194,148
Sabre Corp.	8,697	253,518
Sally Beauty Holdings, Inc.(1)	6,655	195,191
ServiceMaster Global Holdings, Inc.(1)	7,272	275,100
Sprouts Farmers Market, Inc.(1)	7,608	175,973
Steven Madden, Ltd.(1)	2,796	97,916
Team Health Holdings, Inc.(1)	4,515	184,393
Team, Inc.(1)	3,768	104,034
Teleflex, Inc.	681	122,791
US Concrete, Inc.(1)	3,322	214,269
Vantiv, Inc., Class A(1)	4,100	224,557
Verint Systems, Inc.(1)	4,929	173,846
Vista Outdoor, Inc.(1)	2,000	100,100
VWR Corp.(1)	6,228	195,061
West Pharmaceutical Services, Inc.	1,735	139,286
Western Alliance Bancorp(1)	3,073	104,574
Yadkin Financial Corp.	3,899	98,216

		$13,171,850

Total Common Stocks (identified cost $22,153,171)		$23,410,490

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)	$237	$236,778

Total Short-Term Investments (identified cost $236,778)		$236,778

Total Investments — 99.8% (identified cost $22,389,949)		$23,647,268

Other Assets, Less Liabilities — 0.2%		$53,526

Net Assets — 100.0%		$23,700,794

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $304,192 or 1.3% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $1,079.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.3%	$5,753,487
Industrials	19.9	4,722,546
Consumer Discretionary	12.8	3,044,661
Information Technology	12.6	2,977,205
Health Care	10.9	2,591,203
Materials	7.0	1,649,759
Consumer Staples	5.4	1,271,576
Energy	3.9	933,363
Utilities	2.0	466,690
Short-Term Investments	1.0	236,778

Total Investments	99.8%	$23,647,268

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,454,642

Gross unrealized appreciation	$2,189,537
Gross unrealized depreciation	(996,911)

Net unrealized appreciation	$1,192,626

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$299,923	$3,754,095		$—	$4,054,018
Developed Europe	—	4,642,933		—	4,642,933
North America	14,713,539	—		—	14,713,539
Total Common Stocks	$15,013,462	$8,397,028	*	$—	$23,410,490
Short-Term Investments	$—	$236,778		$—	$236,778
Total Investments	$15,013,462	$8,633,806		$—	$23,647,268

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Value Fund

July 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $555,050,234 and the Fund owned 82.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.7%
Honeywell International, Inc.	83,731	$9,740,427
United Technologies Corp.	140,204	15,092,961

		$24,833,388

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	54,933	$3,824,435

		$3,824,435

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	123,498	$3,540,688

		$3,540,688

Banks — 12.6%
Citigroup, Inc.	212,509	$9,310,019
JPMorgan Chase & Co.	375,000	23,988,750
KeyCorp	689,553	8,067,770
PNC Financial Services Group, Inc. (The)	166,379	13,751,225
U.S. Bancorp	268,850	11,337,405
Wells Fargo & Co.	386,390	18,535,128

		$84,990,297

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,682,033

		$2,682,033

Capital Markets — 3.0%
Ameriprise Financial, Inc.	62,476	$5,987,700
Charles Schwab Corp. (The)	372,287	10,580,397
Goldman Sachs Group, Inc. (The)	22,682	3,602,128

		$20,170,225

Chemicals — 0.8%
PPG Industries, Inc.	49,830	$5,217,699

		$5,217,699

Consumer Finance — 0.6%
American Express Co.	59,190	$3,815,387

		$3,815,387

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	175,553	$9,727,392

		$9,727,392

Electric Utilities — 4.9%
NextEra Energy, Inc.	162,537	$20,851,872
PG&E Corp.	187,333	11,978,072

		$32,829,944

Electrical Equipment — 1.0%
Hubbell, Inc.	28,623	$3,086,418
Rockwell Automation, Inc.	33,916	3,879,991

		$6,966,409

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	98,594	$7,938,789

		$7,938,789

1

Security	Shares	Value
Food & Staples Retailing — 3.2%
CVS Health Corp.	78,378	$7,267,208
Kroger Co. (The)	423,727	14,487,226

		$21,754,434

Food Products — 3.2%
Kellogg Co.	130,339	$10,780,339
Nestle SA	138,900	11,130,414

		$21,910,753

Health Care Equipment & Supplies — 3.2%
Medtronic PLC	152,957	$13,403,622
Stryker Corp.	58,093	6,755,054
Zimmer Biomet Holdings, Inc.	12,724	1,668,625

		$21,827,301

Health Care Providers & Services — 3.7%
McKesson Corp.	64,966	$12,639,785
UnitedHealth Group, Inc.	87,234	12,491,909

		$25,131,694

Household Durables — 0.7%
Whirlpool Corp.	23,765	$4,571,435

		$4,571,435

Industrial Conglomerates — 5.6%
General Electric Co.	1,203,237	$37,468,800

		$37,468,800

Insurance — 4.2%
Aflac, Inc.	93,525	$6,759,987
Alleghany Corp.(1)	10,617	5,770,339
Prudential Financial, Inc.	113,882	8,574,176
Travelers Cos., Inc. (The)	64,030	7,441,567

		$28,546,069

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(1)	9,850	$7,794,699
Alphabet, Inc., Class C(1)	9,877	7,593,339
eBay, Inc.(1)	173,316	5,400,526

		$20,788,564

IT Services — 0.6%
Visa, Inc., Class A	51,621	$4,029,019

		$4,029,019

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	103,433	$16,429,298

		$16,429,298

Media — 0.4%
Walt Disney Co. (The)	27,847	$2,671,920

		$2,671,920

Multi-Utilities — 2.7%
Sempra Energy	162,537	$18,184,640

		$18,184,640

Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	182,680	$18,721,046
ConocoPhillips	37,140	1,516,055
EOG Resources, Inc.	125,646	10,265,278
Exxon Mobil Corp.	249,154	22,162,248
Occidental Petroleum Corp.	182,248	13,619,393
Phillips 66	113,827	8,657,682

		$74,941,702

2

Security	Shares	Value
Pharmaceuticals — 7.0%
Eli Lilly & Co.	128,396	$10,642,745
Johnson & Johnson	151,536	18,976,853
Merck & Co., Inc.	196,094	11,502,874
Teva Pharmaceutical Industries, Ltd. ADR	110,794	5,927,479

		$47,049,951

Real Estate Investment Trusts (REITs) — 7.3%
AvalonBay Communities, Inc.	53,955	$10,016,746
Boston Properties, Inc.	59,105	8,400,594
Equity Residential	269,490	18,322,625
Simon Property Group, Inc.	54,180	12,301,027

		$49,040,992

Road & Rail — 0.8%
Union Pacific Corp.	54,746	$5,094,115

		$5,094,115

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	423,628	$14,767,672

		$14,767,672

Software — 1.5%
Microsoft Corp.	120,750	$6,844,110
Oracle Corp.	83,514	3,427,415

		$10,271,525

Specialty Retail — 1.8%
Home Depot, Inc. (The)	88,360	$12,214,886

		$12,214,886

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	15,702	$1,636,305

		$1,636,305

Tobacco — 4.1%
Altria Group, Inc.	173,789	$11,765,515
Reynolds American, Inc.	320,080	16,023,205

		$27,788,720

Total Common Stocks (identified cost $399,459,095)		$672,656,481

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$986	$986,283

Total Short-Term Investments (identified cost $986,283)		$986,283

Total Investments — 99.9% (identified cost $400,445,378)		$673,642,764

Other Assets, Less Liabilities — 0.1%		$926,313

Net Assets — 100.0%		$674,569,077

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended July 31, 2016, the Fund held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invested in high quality, U.S. dollar denominated money market instruments and was liquidated prior to December 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended July 31, 2016 was $404.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $17,698.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,324,118

Gross unrealized appreciation	$271,365,042
Gross unrealized depreciation	(46,396)

Net unrealized appreciation	$271,318,646

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$22,998,929	$—		$—	$22,998,929
Consumer Staples	60,323,493	11,130,414		—	71,453,907
Energy	82,880,491	—		—	82,880,491
Financials	186,562,970	—		—	186,562,970
Health Care	113,120,277	—		—	113,120,277
Industrials	78,187,147	—		—	78,187,147
Information Technology	51,493,085	—		—	51,493,085
Materials	5,217,699	—		—	5,217,699
Telecommunication Services	9,727,392	—		—	9,727,392
Utilities	51,014,584	—		—	51,014,584
Total Common Stocks	$661,526,067	$11,130,414	*	$—	$672,656,481
Short-Term Investments	$—	$986,283		$—	$986,283
Total Investments	$661,526,067	$12,116,697		$—	$673,642,764

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016